UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
 (Exact name of Registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
 (Address of principal executive offices) (Zip code)

ANDREW D. KETTER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
 (Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

The Baird Long-Term Credit Bond Fund, while registered, has not yet commenced operations, and has no holdings to report for the period.

Baird Ultra Short Bond Fund
Schedule of Investments, September 30, 2017 (Unaudited)

Long-Term Investments	Principal		% of
	Amount	Value	Net Assets

U.S. Treasury Securities
U.S. Treasury Bonds:
0.875%, 01/15/2018	$41,300,000	$41,266,271
1.000%, 05/15/2018	86,200,000	86,072,046
1.250%, 12/15/2018	4,000,000	3,993,436
		131,331,753	24.1%
Corporate Bonds
Industrials
Abbott Laboratories,
2.000%, 09/15/2018	2,217,000	2,222,740
AbbVie, Inc.,
1.800%, 05/14/2018	3,500,000	3,504,863
Actavis Funding SCS:
2.350%, 03/12/2018 (1)	2,001,000	2,006,829
2.565%, 03/12/2020 (3 Month LIBOR USD + 1.260%) (1)(3)	1,500,000	1,527,925
Alibaba Group Holding Ltd.,
1.837%, 11/28/2017 (3 Month LIBOR USD + 0.520%) (1)(3)	500,000	499,955
Allergan, Inc.,
1.350%, 03/15/2018	650,000	648,087
American Honda Finance Corp.,
2.140%, 02/22/2019 (3 Month LIBOR USD + 0.830%) (3)	200,000	201,912
Anheuser-Busch InBev Finance, Inc.,
1.711%, 02/01/2019 (3 Month LIBOR USD + 0.400%) (3)	1,165,000	1,169,578
Anheuser-Busch InBev Worldwide, Inc.,
6.500%, 07/15/2018	2,880,000	2,987,873
AT&T, Inc.:
1.750%, 01/15/2018	675,000	675,411
5.500%, 02/01/2018	765,000	774,713
5.600%, 05/15/2018	1,000,000	1,023,726
2.227%, 11/27/2018 (3 Month LIBOR USD + 0.910%) (3)	400,000	403,180
2.263%, 06/30/2020 (3 Month LIBOR USD + 0.930%) (3)	1,000,000	1,013,540
Baxalta, Inc.,
2.103%, 06/22/2018 (3 Month LIBOR USD + 0.780%) (3)	1,550,000	1,555,524
British Telecommunications PLC,
5.950%, 01/15/2018 (1)	1,280,000	1,295,536
Canadian Natural Resources Ltd.,
5.900%, 02/01/2018 (1)	1,000,000	1,014,327
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
2.061%, 05/01/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	1,500,000	1,506,545
Columbia Pipeline Group, Inc.,
2.450%, 06/01/2018	2,088,000	2,095,182
CVS Health Corp.,
1.900%, 07/20/2018	3,700,000	3,708,864
Deutsche Telekom International Finance BV,
1.884%, 01/17/2020 (3 Month LIBOR USD + 0.580%) (1)(2)(3)	2,000,000	2,006,274
Dollar General Corp.,
1.875%, 04/15/2018	1,500,000	1,501,560
EI du Pont de Nemours & Co.,
1.841%, 05/01/2020 (3 Month LIBOR USD + 0.530%) (3)	5,000,000	5,042,172
Enbridge Energy Partners LP,
Class B, 6.500%, 04/15/2018	4,000,000	4,099,297
Energy Transfer Partners LP,
2.500%, 06/15/2018	2,000,000	2,007,855
ERAC USA Finance LLC,
2.800%, 11/01/2018 (2)	740,000	746,033
Federal Express Corp. Pass Through Trust,
2.625%, 01/15/2018 (2)	57,680	57,818
Ford Motor Credit Co. LLC:
5.000%, 05/15/2018	2,328,000	2,374,301
2.100%, 06/12/2020 (3 Month LIBOR USD + 0.790%) (3)	2,000,000	2,002,334

Fresenius Medical Care US Finance II, Inc.,
6.500%, 09/15/2018 (2)	3,000,000	3,127,447
General Motors Financial Co., Inc.:
2.400%, 04/10/2018	2,000,000	2,006,372
2.761%, 05/09/2019 (3 Month LIBOR USD + 1.450%) (3)	2,000,000	2,031,145
Glencore Funding LLC,
2.664%, 01/15/2019 (3 Month LIBOR USD + 1.360%) (2)(3)	2,000,000	2,019,864
Harris Corp.,
1.999%, 04/27/2018	4,000,000	4,006,985
Hewlett Packard Enterprise Co.:
2.450%, 10/05/2017	494,000	494,023
2.850%, 10/05/2018	1,800,000	1,817,995
3.231%, 10/05/2018 (3 Month LIBOR USD + 1.930%) (3)	1,000,000	1,015,439
HP, Inc.,
2.244%, 01/14/2019 (3 Month LIBOR USD + 0.940%) (3)	737,000	740,057
Hyundai Capital America, Inc.,
2.133%, 04/03/2020 (3 Month LIBOR USD + 0.800%) (2)(3)	3,000,000	2,994,064
Ingersoll-Rand Global Holding Co. Ltd.,
6.875%, 08/15/2018	570,000	594,757
Kinder Morgan Energy Partners LP,
5.950%, 02/15/2018	500,000	507,363
Kinder Morgan Finance Co. LLC,
6.000%, 01/15/2018 (2)	3,725,000	3,766,406
McDonald’s Corp.,
5.350%, 03/01/2018	620,000	629,650
Medco Health Solutions, Inc.,
7.125%, 03/15/2018	3,308,000	3,387,830
Medtronic, Inc.,
2.120%, 03/15/2020 (3 Month LIBOR USD + 0.800%) (3)	750,000	761,890
Mondelez International, Inc.,
1.831%, 02/01/2019 (3 Month LIBOR USD + 0.520%) (3)	500,000	501,099
Monsanto Co.,
5.125%, 04/15/2018	1,100,000	1,119,105
Mylan, Inc.,
2.600%, 06/24/2018	4,000,000	4,019,786
Nabors Industries, Inc.,
6.150%, 02/15/2018	1,998,000	2,028,969
National Oilwell Varco, Inc.,
1.350%, 12/01/2017	2,450,000	2,447,410
NBCUniversal Enterprise, Inc.,
1.662%, 04/15/2018 (2)	804,000	804,651
Pentair Finance SA,
2.900%, 09/15/2018 (1)	1,957,000	1,972,306
Petro-Canada,
6.050%, 05/15/2018 (1)	1,000,000	1,027,107
Phillips 66,
2.054%, 04/15/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	3,000,000	3,004,315
Potash Corp of Saskatchewan, Inc.,
3.250%, 12/01/2017 (1)	3,609,000	3,617,810
Qualcomm, Inc.:
1.766%, 05/20/2020 (3 Month LIBOR USD + 0.450%) (3)	2,000,000	2,012,668
1.866%, 05/20/2020 (3 Month LIBOR USD + 0.550%) (3)	1,500,000	1,514,149
Republic Services, Inc.,
3.800%, 05/15/2018	4,000,000	4,050,256
Rogers Communications, Inc.,
6.800%, 08/15/2018 (1)	3,200,000	3,338,416
Roper Technologies, Inc.,
2.050%, 10/01/2018	2,573,000	2,579,200
RPM International, Inc.,
6.500%, 02/15/2018	2,750,000	2,797,218
Telecom Italia Capital SA,
6.999%, 06/04/2018 (1)	2,434,000	2,509,454
Telefonica Emisiones SAU,
3.192%, 04/27/2018 (1)	1,950,000	1,965,784
Teva Pharmaceutical Finance Netherlands III BV,
1.400%, 07/20/2018 (1)	4,500,000	4,483,190

Total Capital International SA,
1.674%, 06/19/2019 (3 Month LIBOR USD + 0.350%) (1)(3)	250,000	250,986
Toyota Motor Credit Corp.,
Class 2547, 1.624%, 01/12/2018 (3 Month LIBOR USD + 0.320%) (3)	900,000	900,812
TransCanada PipeLines Ltd.,
2.094%, 01/12/2018 (3 Month LIBOR USD + 0.790%) (1)(3)	1,000,000	1,001,847
Vodafone Group PLC,
1.500%, 02/19/2018 (1)	2,100,000	2,098,860
Volkswagen Group of America Finance LLC,
1.756%, 11/20/2017 (3 Month LIBOR USD + 0.440%) (2)(3)	500,000	500,207
Xstrata Finance Ltd.,
2.700%, 10/25/2017 (1)(2)	1,000,000	1,000,350
Zimmer Biomet Holdings, Inc.,
2.000%, 04/01/2018	2,543,000	2,545,612
Zoetis, Inc.,
1.875%, 02/01/2018	3,470,000	3,477,096
		137,143,904	25.1%
Utilities
American Electric Power Co., Inc.,
Class E, 1.650%, 12/15/2017	1,460,000	1,460,080
Duke Energy Corp.,
2.100%, 06/15/2018	1,700,000	1,705,014
Exelon Generation Co. LLC,
6.200%, 10/01/2017	3,000,000	3,000,000
Sempra Energy,
6.150%, 06/15/2018	2,100,000	2,163,562
The Southern Co.,
1.550%, 07/01/2018	1,775,000	1,773,399
Tri-State Pass Through Trust,
6.040%, 01/31/2018 (2)	19,325	19,585
United Utilities PLC,
4.550%, 06/19/2018 (1)	750,000	763,532
		10,885,172	2.0%
Financials
ABN AMRO Bank NV,
1.944%, 01/18/2019 (3 Month LIBOR USD + 0.640%) (1)(2)(3)	4,500,000	4,520,061
Aetna, Inc.,
1.967%, 12/08/2017 (3 Month LIBOR USD + 0.650%) (3)	2,000,000	2,002,136
American Express Co.,
7.000%, 03/19/2018	370,000	379,223
Australia and New Zealand Banking Group Ltd.,
1.744%, 01/16/2018 (3 Month LIBOR USD + 0.440%) (1)(2)(3)	1,000,000	1,001,263
Bank of America Corp.:
5.750%, 12/01/2017	1,000,000	1,006,878
6.875%, 04/25/2018	3,000,000	3,086,352
Bank of Montreal:
1.904%, 04/09/2018 (3 Month LIBOR USD + 0.600%) (1)(3)	1,095,000	1,097,515
1.800%, 07/31/2018 (1)	1,575,000	1,577,949
The Bank of New York Mellon Corp.,
1.871%, 08/01/2018 (3 Month LIBOR USD + 0.560%) (3)	1,000,000	1,004,548
Barclays PLC,
2.000%, 03/16/2018 (1)	3,900,000	3,902,769
BB&T Corp.,
1.971%, 02/01/2019 (3 Month LIBOR USD + 0.660%) (3)	880,000	885,818
The Bear Stearns Companies LLC,
6.400%, 10/02/2017	500,000	500,000
BPCE SA,
1.625%, 01/26/2018 (1)	3,000,000	2,999,301
Caisse Centrale Desjardins,
1.976%, 01/29/2018 (3 Month LIBOR USD + 0.670%) (1)(2)(3)	1,000,000	1,001,974
Capital One Financial Corp.,
2.069%, 05/12/2020 (3 Month LIBOR USD + 0.760%) (3)	1,700,000	1,708,660
Capital One NA/Mclean VA,
1.992%, 02/05/2018 (3 Month LIBOR USD + 0.680%) (3)	500,000	500,570
Citigroup, Inc.:
1.850%, 11/24/2017	1,200,000	1,200,684
1.700%, 04/27/2018	3,000,000	2,999,722
Citizens Bank NA:
1.600%, 12/04/2017	1,890,000	1,889,637
1.856%, 03/02/2020 (3 Month LIBOR USD + 0.540%) (3)	2,000,000	2,000,940
CNA Financial Corp.,
6.950%, 01/15/2018	1,000,000	1,014,311
Commonwealth Bank of Australia:
1.710%, 03/12/2018 (3 Month LIBOR USD + 0.400%) (1)(2)(3)	1,000,000	1,001,462
2.500%, 09/20/2018 (1)	500,000	504,095
Credit Agricole SA:
2.125%, 04/17/2018 (1)(2)	2,000,000	2,005,859
2.287%, 06/10/2020 (3 Month LIBOR USD + 0.970%) (1)(2)(3)	1,000,000	1,014,562

Credit Suisse AG:
1.750%, 01/29/2018 (1)	1,700,000	1,701,332
1.997%, 04/27/2018 (3 Month LIBOR USD + 0.680%) (1)(3)	1,000,000	1,003,369
Deutsche Bank AG:
1.875%, 02/13/2018 (1)	1,200,000	1,200,231
1.989%, 02/13/2018 (3 Month LIBOR USD + 0.680%) (1)(3)	1,000,000	1,001,159
2.754%, 01/18/2019 (3 Month LIBOR USD + 1.450%) (1)(3)	1,000,000	1,011,756
Discover Bank,
2.000%, 02/21/2018	2,500,000	2,503,725
The Goldman Sachs Group, Inc.:
6.150%, 04/01/2018	2,500,000	2,554,625
2.415%, 11/15/2018 (3 Month LIBOR USD + 1.100%) (3)	1,285,000	1,296,913
HSBC USA, Inc.:
1.700%, 03/05/2018	1,700,000	1,701,393
2.082%, 08/07/2018 (3 Month LIBOR USD + 0.770%) (3)	1,000,000	1,005,323
1.919%, 11/13/2019 (3 Month LIBOR USD + 0.610%) (3)	250,000	251,064
The Huntington National Bank:
1.700%, 02/26/2018	2,300,000	2,300,481
2.000%, 06/30/2018	1,360,000	1,363,228
ING Bank NV:
1.800%, 03/16/2018 (1)(2)	2,440,000	2,443,179
2.453%, 03/22/2019 (3 Month LIBOR USD + 1.130%) (1)(2)(3)	800,000	809,670
Jefferies Group LLC,
5.125%, 04/13/2018	3,250,000	3,307,045
JPMorgan Chase & Co.:
Class 1, 1.944%, 01/28/2019 (3 Month LIBOR USD + 0.630%) (3)	250,000	251,442
2.268%, 01/23/2020 (3 Month LIBOR USD + 0.960%) (3)	1,000,000	1,015,438
KEB Hana Bank,
2.024%, 04/05/2020 (3 Month LIBOR USD + 0.730%) (1)(2)(3)	3,000,000	2,994,300
Manufacturers & Traders Trust Co.,
6.625%, 12/04/2017	2,810,000	2,834,110
MetLife, Inc.,
Class A, 6.817%, 08/15/2018	105,000	109,619
Mizuho Bank Ltd.:
1.969%, 03/26/2018 (3 Month LIBOR USD + 0.640%) (1)(2)(3)	1,350,000	1,353,193
2.497%, 10/20/2018 (3 Month LIBOR USD + 1.190%) (1)(2)(3)	500,000	505,011
Mizuho Financial Group, Inc.,
2.784%, 04/12/2021 (3 Month LIBOR USD + 1.480%) (1)(2)(3)	1,500,000	1,537,168
Morgan Stanley:
2.041%, 01/05/2018 (3 Month LIBOR USD + 0.740%) (3)	500,000	500,744
6.625%, 04/01/2018	2,000,000	2,048,880
2.163%, 01/24/2019 (3 Month LIBOR USD + 0.850%) (3)	250,000	251,716
2.457%, 01/27/2020 (3 Month LIBOR USD + 1.140%) (3)	500,000	507,712
MUFG Union Bank NA,
2.625%, 09/26/2018	2,418,000	2,438,264
National Bank of Canada,
1.870%, 06/12/2020 (3 Month LIBOR USD + 0.560%) (1)(3)	4,000,000	4,016,640
Nordea Bank AB,
1.953%, 09/30/2019 (3 Month LIBOR USD + 0.620%) (1)(2)(3)	1,500,000	1,511,311
Regions Bank,
7.500%, 05/15/2018	1,724,000	1,783,597
Reliance Standard Life Global Funding II,
2.150%, 10/15/2018 (2)	1,500,000	1,506,014
Royal Bank of Canada,
1.564%, 10/13/2017 (3 Month LIBOR USD + 0.260%) (1)(3)	3,000,000	3,000,200

Santander Bank NA,
8.750%, 05/30/2018	2,200,000	2,297,334
Santander Holdings USA, Inc.,
3.450%, 08/27/2018	425,000	430,409
Societe Generale SA:
2.750%, 10/12/2017 (1)	800,000	800,282
2.415%, 10/01/2018 (3 Month LIBOR USD + 1.080%) (1)(3)	1,500,000	1,512,586
Standard Chartered PLC,
1.944%, 04/17/2018 (3 Month LIBOR USD + 0.640%) (1)(2)(3)	1,200,000	1,201,234
Sumitomo Mitsui Banking Corp.:
1.884%, 01/16/2018 (3 Month LIBOR USD + 0.580%) (1)(3)	300,000	300,408
2.053%, 07/23/2018 (3 Month LIBOR USD + 0.740%) (1)(3)	1,350,000	1,356,100
1.976%, 10/19/2018 (3 Month LIBOR USD + 0.670%) (1)(3)	1,000,000	1,004,585
Sumitomo Mitsui Trust Bank Ltd,
1.826%, 03/06/2019 (3 Month LIBOR USD + 0.510%) (1)(2)(3)	2,000,000	2,004,586
Svenska Handelsbanken AB,
1.811%, 06/17/2019 (3 Month LIBOR USD + 0.490%) (1)(3)	850,000	853,922
Synchrony Financial:
2.711%, 11/09/2017 (3 Month LIBOR USD + 1.400%) (3)	1,000,000	1,001,039
2.541%, 02/03/2020 (3 Month LIBOR USD + 1.230%) (3)	1,000,000	1,009,981
The Toronto-Dominion Bank,
1.872%, 11/05/2019 (3 Month LIBOR USD + 0.560%) (1)(3)	1,200,000	1,207,595
UBS AG:
1.800%, 03/26/2018 (1)	1,300,000	1,302,108
2.029%, 03/26/2018 (3 Month LIBOR USD + 0.700%) (1)(3)	1,000,000	1,002,912
5.750%, 04/25/2018 (1)	1,000,000	1,023,629
UBS Group Funding Switzerland AG,
2.768%, 09/24/2020 (3 Month LIBOR USD + 1.440%) (1)(2)(3)	500,000	510,120
UnitedHealth Group, Inc.,
6.000%, 02/15/2018	1,724,000	1,751,829
Voya Financial, Inc.,
2.900%, 02/15/2018	1,750,000	1,757,602
Wells Fargo & Co.:
5.625%, 12/11/2017	2,500,000	2,519,680
Class N, 1.991%, 01/30/2020 (3 Month LIBOR USD + 0.680%) (3)	1,000,000	1,010,454
Westpac Banking Corp.:
1.747%, 05/25/2018 (3 Month LIBOR USD + 0.430%) (1)(3)	1,500,000	1,503,471
4.625%, 06/01/2018 (1)	1,838,000	1,872,891
		123,660,898	22.7%
Total Corporate Bonds		271,689,974	49.8%

Taxable Municipal Bond
County of Westchester NY,
2.000%, 12/15/2017	2,000,000	2,001,220
		2,001,220	0.4%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corp. (FGLMC),
5.000%, 12/01/2017	5,164	5,294
Federal National Mortgage Association (FNMA):
5.000%, 10/01/2017	152	152
5.000%, 11/01/2017	731	735
5.500%, 11/01/2017	1,671	1,668
5.000%, 12/01/2017	1,726	1,766
5.000%, 12/01/2019	141,626	144,898
4.500%, 04/01/2020	256,949	262,781
5.000%, 04/01/2020	269,284	276,069
		693,363	0.1%
Non-U.S. Government Agency Issues
Aames Mortgage Investment Trust,
Series 2006-1, Class A3, 1.557%, 04/25/2036 (1 Month LIBOR USD + 0.320%) (3)	328,390	328,491
Accredited Mortgage Loan Trust:
Series 2005-4, Class A2D, 1.557%, 12/25/2035 (1 Month LIBOR USD + 0.320%) (3)	499,034	497,446
Series 2006-2, Class A3, 1.387%, 09/25/2036 (1 Month LIBOR USD + 0.150%) (3)	185,854	185,827
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-HE1, Class A1B1, 1.427%, 02/25/2036 (1 Month LIBOR USD + 0.190%) (3)	209,989	209,971
Series 2006-HE1, Class A1A, 1.437%, 02/25/2036 (1 Month LIBOR USD + 0.200%) (3)	30,341	30,344
Carrington Mortgage Loan Trust:
Series 2005-NC1, Class M2, 2.017%, 02/26/2035 (1 Month LIBOR USD + 0.780%) (3)	2,793,152	2,796,331
Series 2006-RFC1, Class A3, 1.387%, 06/25/2035 (1 Month LIBOR USD + 0.150%) (3)	775,259	773,608
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC4, Class A2C, 1.407%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	680,729	674,827
Countrywide Asset-Backed Certificates,
Series 2006-BC4, Class 2A2, 1.397%, 09/25/2036 (1 Month LIBOR USD + 0.160%) (3)	1,779,194	1,763,489
CWABS Asset-Backed Certificates Trust,
Series 2006-14, Class 2A2, 1.387%, 04/25/2033 (1 Month LIBOR USD + 0.150%) (3)	1,859,272	1,857,420
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A2, 1.427%, 03/25/2036 (1 Month LIBOR USD + 0.190%) (3)	1,854,559	1,851,668

GSAMP Trust,
Series 2006-HE4, Class A2C, 1.387%, 06/25/2036 (1 Month LIBOR USD + 0.150%) (3)	764,646	756,242
Home Equity Asset Trust,
Series 2007-2, Class 2A2, 1.422%, 07/25/2037 (1 Month LIBOR USD + 0.190%) (3)	713,313	711,180
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 2A3, 1.407%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	240,218	239,989
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-NC1, Class A4, 1.407%, 04/25/2036 (1 Month LIBOR USD + 0.170%) (3)	431,427	430,433
Long Beach Mortgage Loan Trust:
Series 2006-WL2, Class 2A3, 1.437%, 01/25/2036 (1 Month LIBOR USD + 0.200%) (3)	15,442	15,382
Series 2005-WL2, Class M1, 1.942%, 08/25/2045 (1 Month LIBOR USD + 0.710%) (3)	463,894	466,698
MASTR Alternative Loan Trust,
Series 2004-13, Class 8A1, 5.500%, 01/25/2025	55,950	56,781
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV2, 1.367%, 06/25/2037 (1 Month LIBOR USD + 0.130%) (3)	1,383	1,383
Park Place Securities, Inc.,
Series 2005-WCW1, Class M1, 1.687%, 05/25/2035 (1 Month LIBOR USD + 0.450%) (3)	289,931	290,425
RASC Series Trust,
Series 2006-KS1, Class A4, 1.537%, 02/25/2036 (1 Month LIBOR USD + 0.300%) (3)	67,784	67,821
Saxon Asset Securities Trust,
Series 2006-1, Class A2C, 1.557%, 03/25/2036 (1 Month LIBOR USD + 0.320%) (3)	422,408	421,304
Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 1.497%, 12/25/2035 (1 Month LIBOR USD + 0.260%) (3)	396,526	396,308
Series 2006-2, Class A4, 1.507%, 03/25/2036 (1 Month LIBOR USD + 0.270%) (3)	72,046	72,032
Series 2006-OPT2, Class A3, 1.417%, 05/25/2036 (1 Month LIBOR USD + 0.180%) (3)	517,775	515,136
		15,410,536	2.8%
		16,103,899	2.9%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 2012-M9, Class ASQ2, 1.513%, 12/25/2017	494,578	494,197
Series 2015-M1, Class ASQ2, 1.626%, 02/25/2018	685,855	685,354
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K701, Class A2, 3.882%, 11/25/2017 (4)	889,959	889,976
Series K702, Class A2, 3.154%, 02/25/2018	1,899,901	1,903,026
Series K008, Class A1, 2.746%, 12/25/2019	584,971	592,046
Series K009, Class A1, 2.757%, 05/25/2020	557,180	561,593
		5,126,192	0.9%
Other Asset Backed Securities
Ally Auto Receivables Trust:
Series 2014-2, Class A3, 1.250%, 04/15/2019	474,641	474,561
Series 2014-1, Class A4, 1.530%, 04/15/2019	1,287,115	1,287,413
Series 2015-1, Class A3, 1.390%, 09/16/2019	982,555	982,587
American Express Credit Account Master Trust,
Series 2014-4, Class A, 1.430%, 06/15/2020	3,100,000	3,100,335
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 1.910%, 04/15/2026 (2)	1,800,000	1,801,099
Bank of The West Auto Trust,
Series 2014-1, Class A4, 1.650%, 03/16/2020 (2)	4,280,000	4,281,401
Barclays Dryrock Issuance Trust:
Series 2014-5, Class A, 1.480%, 09/15/2020	3,000,000	3,000,295
Series 2015-2, Class A, 1.560%, 03/15/2021	3,000,000	3,001,179
California Republic Auto Receivables Trust,
Series 2015-3, Class A3, 1.620%, 11/15/2019	1,378,316	1,378,728

Capital Auto Receivables Asset Trust:
Series 2015-3, Class A2, 1.720%, 01/22/2019	1,221,977	1,222,265
Series 2016-3, Class A2A, 1.360%, 04/22/2019	323,174	323,067
Carmax Auto Owner Trust:
Series 2014-3, Class A3, 1.160%, 06/17/2019	614,354	614,034
Series 2014-4, Class A3, 1.250%, 11/15/2019	431,275	430,972
Chase Issuance Trust,
Series 2013-A1, Class A1, 1.300%, 02/18/2020	4,135,000	4,133,215
Chrysler Capital Auto Receivables Trust,
Series 2016-BA, Class A2, 1.360%, 01/15/2020 (2)	2,259,032	2,257,355
Citibank Credit Card Issuance Trust:
Series 2008-A1, Class A1, 5.350%, 02/07/2020	4,500,000	4,563,037
Series 2014-A8, Class A8, 1.730%, 04/09/2020	4,000,000	4,004,897
Conseco Financial Corp.,
Series 1998-4, Class A6, 6.530%, 04/01/2030 (4)	445,949	472,714
Enterprise Fleet Financing LLC,
Series 2015-2, Class A2, 1.590%, 02/20/2021 (2)	2,059,480	2,058,855
First National Master Note Trust,
Series 2017-1, Class A, 1.634%, 04/18/2022 (1 Month LIBOR USD + 0.400%) (3)	4,150,000	4,157,177
Ford Credit Auto Owner Trust,
Series 2015-B, Class A3, 1.160%, 11/15/2019	2,321,198	2,318,329
GM Financial Automobile Leasing Trust:
Series 2015-1, Class A3, 1.530%, 09/20/2018	236,725	236,762
Series 2015-2, Class A3, 1.680%, 12/20/2018	1,609,208	1,610,331
Series 2016-3, Class A2A, 1.350%, 02/20/2019	2,035,409	2,033,786
Series 2017-1A, Class A2A, 1.510%, 03/16/2020 (2)	5,372,000	5,370,448
Harley-Davidson Motorcycle Trust:
Series 2014-1, Class A3, 1.100%, 09/16/2019	282,744	282,626
Series 2015-2, Class A3, 1.300%, 03/16/2020	1,248,031	1,247,172
Series 2015-1, Class A3, 1.410%, 06/15/2020	1,044,280	1,043,658
Honda Auto Receivables Owner Trust:
Series 2016-1, Class A3, 1.220%, 12/18/2019	460,704	459,667
Series 2015-1, Class A4, 1.320%, 11/16/2020	1,890,000	1,888,988
Hyundai Auto Lease Securitization Trust:
Series 2015-A, Class A3, 1.420%, 09/17/2018 (2)	99,381	99,377
Series 2016-A, Class A3, 1.600%, 07/15/2019 (2)	3,710,000	3,711,227
Series 2015-B, Class A4, 1.660%, 07/15/2019 (2)	1,800,000	1,800,499
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 1.540%, 03/15/2019 (2)	520,095	520,066
Master Credit Card Trust II,
Series 2016-1A, Class A, 1.987%, 09/23/2019 (1 Month LIBOR USD + 0.750%) (1)(2)(3)	1,050,000	1,053,849
Mercedes Benz Auto Lease Trust,
Series 2015-B, Class A4, 1.530%, 05/17/2021	3,600,000	3,600,768
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Class A3, 1.340%, 12/16/2019	2,523,995	2,521,762
MMAF Equipment Finance LLC:
Series 2016-AA, Class A2, 1.390%, 12/17/2018 (2)	2,780,665	2,780,097
Series 2013-AA, Class A4, 1.680%, 05/11/2020 (2)	4,949,727	4,952,195
Series 2014-AA, Class A4, 1.590%, 02/08/2022 (2)	2,400,000	2,394,291
Series 2011-AA, Class A5, 3.040%, 08/15/2028 (2)	746,937	747,986
Nissan Auto Lease Trust,
Series 2017-A, Class A2A, 1.640%, 09/16/2019	3,625,000	3,624,101
Nissan Auto Receivables Owner Trust:
Series 2015-C, Class A3, 1.370%, 05/15/2020	2,950,000	2,945,940
Series 2017-B, Class A2A, 1.560%, 05/15/2020	3,250,000	3,248,291
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024 (2)	93,618	93,725
Springleaf Funding Trust,
Series 2015-AA, Class A, 3.160%, 11/15/2024 (2)	1,625,000	1,636,351
Synchrony Credit Card Master Note Trust,
Series 2014-1, Class A, 1.610%, 11/15/2020	5,000,000	5,001,257
Toyota Auto Receivables Owner Trust:
Series 2016-B, Class A2A, 1.020%, 10/15/2018	411,203	410,978
Series 2015-A, Class A3, 1.120%, 02/15/2019	280,902	280,741
Series 2014-A, Class A4, 1.180%, 06/17/2019	881,836	881,659
Series 2017-C, Class A2A, 1.580%, 07/15/2020	2,535,000	2,534,379

Verizon Owner Trust,
Series 2016-1A, Class A, 1.420%, 01/20/2021 (2)	1,084,000	1,078,938
World Financial Network Credit Card Master Trust,
Series 2012-C, Class A, 2.230%, 08/15/2022	5,000,000	5,025,197
		110,980,627	20.3%
Total Long-Term Investments (Cost $536,704,779)		537,233,665	98.4%

Short-Term Investment	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.95% (5)	5,688,136	5,688,136
Total Short-Term Investment (Cost $5,688,136)		5,688,136	1.1%
Total Investments (Cost $542,392,915)		542,921,801	99.5%
Other Assets in Excess of Liabilities		2,806,545	0.5%
TOTAL NET ASSETS		$545,728,346	100.0%

Notes to Schedule of Investments

(1)	Foreign Security.
(2)
Security defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2017, the value of these securities total $85,112,285, which represents 15.60% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2017.
(4)	Variable rate security. The rate reported is the rate in effect as of September 30, 2017.
(5)	7-Day Yield.

Baird Ultra Short Bond Fund
 Schedule of Investments, September 30, 2017 (Unaudited)

Summary of Fair Value Exposure at September 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Fund’s financial statements. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,  credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$131,331,753	$–	$131,331,753
Corporate Bonds	–	271,689,974	–	271,689,974
Taxable Municipal Bond	–	2,001,220	–	2,001,220
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	693,363	–	693,363
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	15,410,536	–	15,410,536
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	5,126,192	–	5,126,192
Other Asset Backed Securities	–	110,980,627	–	110,980,627
Total Long-Term Investments	–	537,233,665	–	537,233,665

Short-Term Investment
Money Market Mutual Fund	5,688,136	–	–	5,688,136
Total Short-Term Investment	5,688,136	–	–	5,688,136
Total Investments	$5,688,136	$537,233,665	$–	$542,921,801

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird Short-Term Bond Fund
Schedule of Investments, September 30, 2017 (Unaudited)
Long-Term Investments	Principal		% of
	Amount	Value	Net Assets

U.S. Treasury Securities
U.S. Treasury Bonds:
1.625%, 08/31/2019	$409,225,000	$410,375,945
1.375%, 08/31/2020	733,600,000	728,556,500
		1,138,932,445	20.5%
Other Government Related Securities
CNOOC Finance Ltd.,
1.750%, 05/09/2018 (1)	1,000,000	998,499
Electricite de France SA,
4.600%, 01/27/2020 (1)(2)	2,926,000	3,091,832
Japan Bank for International Cooperation,
2.125%, 07/21/2020 (1)	20,900,000	20,957,463
The Korea Development Bank,
3.000%, 03/17/2019 (1)	2,475,000	2,500,495
Korea Hydro & Nuclear Power Co. Ltd.,
2.875%, 10/02/2018 (1)(2)	3,000,000	3,016,884
Nexen Energy ULC,
6.200%, 07/30/2019 (1)	2,065,000	2,195,944
Petroleos Mexicanos:
5.500%, 02/04/2019 (1)	3,200,000	3,334,400
8.000%, 05/03/2019 (1)	11,800,000	12,862,000
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (1)(2)	3,000,000	3,006,999
Sinopec Group Overseas Development [2016] Ltd.:
2.125%, 05/03/2019 (1)(2)	7,000,000	6,984,362
1.750%, 09/29/2019 (1)(2)	2,375,000	2,348,414
Sinopec Group Overseas Development [2017] Ltd,
2.250%, 09/13/2020 (1)(2)	5,000,000	4,985,955
Sinopec Group Overseas Development [2017] Ltd.,
2.375%, 04/12/2020 (1)(2)	10,125,000	10,131,986
		76,415,233	1.4%
Corporate Bonds
Industrials
21st Century Fox America, Inc.,
6.900%, 03/01/2019	10,950,000	11,695,695
A.P. Meoller - Maersk A/S,
2.550%, 09/22/2019 (1)(2)	4,550,000	4,575,606
Abbott Laboratories:
2.350%, 11/22/2019	14,125,000	14,240,033
4.125%, 05/27/2020	480,000	504,100
AbbVie, Inc.,
1.800%, 05/14/2018	11,950,000	11,966,605
Actavis Funding SCS:
2.450%, 06/15/2019 (1)	3,000,000	3,020,780
2.565%, 03/12/2020 (3 Month LIBOR USD + 1.260%) (1)(3)	1,000,000	1,018,617
3.000%, 03/12/2020 (1)	3,900,000	3,981,619
Alibaba Group Holding Ltd.,
1.837%, 11/28/2017 (3 Month LIBOR USD + 0.520%) (1)(3)	2,500,000	2,499,775
Allegion PLC,
5.875%, 09/15/2023 (1)	4,800,000	5,183,880
Amgen, Inc.,
5.700%, 02/01/2019	10,000,000	10,504,074
Anadarko Petroleum Corp.,
8.700%, 03/15/2019	2,970,000	3,241,428
Anglo American Capital PLC:
9.375%, 04/08/2019 (1)(2)	5,260,000	5,813,721
3.625%, 05/14/2020 (1)(2)	5,000,000	5,140,047
4.125%, 04/15/2021 (1)(2)	10,000,000	10,383,500
Anheuser-Busch InBev Finance, Inc.,
1.900%, 02/01/2019	11,425,000	11,454,511
Anheuser-Busch InBev Worldwide, Inc.,
7.750%, 01/15/2019	6,000,000	6,442,633
AT&T, Inc.:
5.800%, 02/15/2019	3,000,000	3,156,042
2.300%, 03/11/2019	9,682,000	9,732,481
2.263%, 06/30/2020 (3 Month LIBOR USD + 0.930%) (3)	4,000,000	4,054,160
2.800%, 02/17/2021	11,025,000	11,156,289
Baxalta, Inc.:
2.000%, 06/22/2018	9,200,000	9,220,171
2.103%, 06/22/2018 (3 Month LIBOR USD + 0.780%) (3)	3,500,000	3,512,474
Becton Dickinson and Co.:
2.404%, 06/05/2020	10,350,000	10,386,313
3.125%, 11/08/2021	1,000,000	1,019,410
Bemis Co., Inc.,
6.800%, 08/01/2019	9,075,000	9,798,048

Boston Scientific Corp.,
2.650%, 10/01/2018	7,077,000	7,140,328
BP Capital Markets PLC:
1.819%, 05/10/2018 (3 Month LIBOR USD + 0.510%) (1)(3)	1,575,000	1,579,227
1.959%, 09/26/2018 (3 Month LIBOR USD + 0.630%) (1)(3)	7,085,000	7,121,475
Broadcom Corp. / Broadcom Cayman Finance Ltd.,
2.375%, 01/15/2020 (2)	27,000,000	27,149,149
Bunge Limited Finance Corp.:
8.500%, 06/15/2019	10,255,000	11,326,728
3.500%, 11/24/2020	6,900,000	7,102,081
Cardinal Health, Inc.,
1.948%, 06/14/2019	14,700,000	14,705,847
Celgene Corp.,
2.125%, 08/15/2018	6,500,000	6,527,192
Cenovus Energy, Inc.,
5.700%, 10/15/2019 (1)	20,000,000	21,194,000
CF Industries, Inc.,
6.875%, 05/01/2018	19,412,000	19,945,830
Charter Communications Operating LLC,
3.579%, 07/23/2020	3,000,000	3,079,732
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
2.061%, 05/01/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	5,050,000	5,072,036
CK Hutchison International Ltd.,
2.250%, 09/29/2020 (1)(2)	20,000,000	19,927,873
Coca-Cola FEMSA SAB de CV,
2.375%, 11/26/2018 (1)	1,798,000	1,810,040
Columbia Pipeline Group, Inc.,
2.450%, 06/01/2018	9,900,000	9,934,053
Crane Co.,
2.750%, 12/15/2018	7,585,000	7,661,937
CVS Health Corp.:
2.800%, 07/20/2020	6,725,000	6,840,929
2.125%, 06/01/2021	5,000,000	4,953,761
Daimler Finance North America LLC:
1.736%, 03/02/2018 (3 Month LIBOR USD + 0.420%) (2)(3)	750,000	750,729
2.171%, 08/01/2018 (3 Month LIBOR USD + 0.860%) (2)(3)	2,000,000	2,011,161
1.500%, 07/05/2019 (2)	5,700,000	5,653,319
2.200%, 05/05/2020 (2)	5,000,000	5,005,913
DCP Midstream Operating LP,
2.500%, 12/01/2017	400,000	400,040
Deutsche Telekom International Finance BV:
6.750%, 08/20/2018 (1)	3,900,000	4,071,251
1.884%, 01/17/2020 (3 Month LIBOR USD + 0.580%) (1)(2)(3)	8,000,000	8,025,095
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.480%, 06/01/2019 (2)	19,135,000	19,514,969
4.420%, 06/15/2021 (2)	9,000,000	9,449,236
Discovery Communications LLC,
Class 2YR, 2.200%, 09/20/2019	10,000,000	10,033,198
The Dow Chemical Co.,
8.550%, 05/15/2019	14,777,000	16,316,826
DXC Technology Co.:
2.875%, 03/27/2020	23,714,000	24,030,229
2.266%, 03/01/2021 (3 Month LIBOR USD + 0.950%) (3)	2,000,000	2,007,578
4.450%, 09/18/2022	3,000,000	3,180,665
Eaton Corp.,
1.500%, 11/02/2017	5,000,000	4,999,413
Ecolab, Inc.,
2.000%, 01/14/2019	14,250,000	14,307,551
El du Pont de Nemours & Co.,
2.200%, 05/01/2020	5,000,000	5,032,178
Enable Midstream Partners LP,
2.400%, 05/15/2019	3,000,000	2,991,154
Enbridge Energy Partners LP,
4.375%, 10/15/2020	9,805,000	10,306,046
Energy Transfer Partners LP:
2.500%, 06/15/2018	4,000,000	4,015,710
9.700%, 03/15/2019	6,994,000	7,725,276
4.150%, 10/01/2020	12,500,000	13,054,845

Enterprise Products Operating LLC:
6.650%, 04/15/2018	5,000,000	5,129,844
1.650%, 05/07/2018	2,000,000	1,999,289
EQT Corp.,
2.500%, 10/01/2020	15,000,000	15,055,826
ERAC USA Finance LLC,
2.350%, 10/15/2019 (2)	19,000,000	19,077,016
Express Scripts Holding Co.:
2.250%, 06/15/2019	2,157,000	2,165,564
3.300%, 02/25/2021	5,000,000	5,142,613
Exxon Mobil Corp.,
1.708%, 03/01/2019	8,000,000	8,006,789
Federal Express Corp. Pass Through Trust:
2.625%, 01/15/2018 (2)	162,830	163,219
Class 981B, 6.845%, 07/15/2020	1,290,976	1,329,705
FedEx Corp.,
2.300%, 02/01/2020	2,000,000	2,017,649
Fidelity National Information Services, Inc.:
2.000%, 04/15/2018	2,295,000	2,298,262
2.850%, 10/15/2018	11,640,000	11,775,970
3.625%, 10/15/2020	1,673,000	1,742,125
Fiserv, Inc.,
2.700%, 06/01/2020	3,500,000	3,540,470
FMC Corp.,
5.200%, 12/15/2019	4,496,000	4,758,421
Ford Motor Credit Co. LLC:
1.724%, 12/06/2017	1,250,000	1,250,088
2.021%, 05/03/2019	7,000,000	6,995,875
1.897%, 08/12/2019	10,000,000	9,951,138
2.681%, 01/09/2020	5,000,000	5,040,432
3.200%, 01/15/2021	4,505,000	4,595,700
Forest Laboratories, Inc.,
4.375%, 02/01/2019 (2)	18,047,000	18,507,224
Fortive Corp.,
1.800%, 06/15/2019	4,650,000	4,645,718
Freeport-McMoRan, Inc.,
2.300%, 11/14/2017	11,469,000	11,465,559
Fresenius Medical Care US Finance II, Inc.:
6.500%, 09/15/2018 (2)	1,750,000	1,824,344
4.125%, 10/15/2020 (2)	19,325,000	20,229,024
Fresenius Medical Care US Finance, Inc.,
5.750%, 02/15/2021 (2)	4,782,000	5,253,027
General Motors Financial Co., Inc.:
3.100%, 01/15/2019	2,825,000	2,864,853
2.400%, 05/09/2019	4,000,000	4,017,583
2.650%, 04/13/2020	3,425,000	3,450,694
3.200%, 07/13/2020	8,500,000	8,704,900
2.112%, 08/07/2020 (3 Month LIBOR USD + 0.800%) (3)	7,000,000	7,006,308
3.700%, 11/24/2020	1,409,000	1,458,712
4.200%, 03/01/2021	1,215,000	1,273,529
Georgia-Pacific LLC:
2.539%, 11/15/2019 (2)	8,750,000	8,821,422
5.400%, 11/01/2020 (2)	9,968,000	10,922,887
Gilead Sciences, Inc.,
2.550%, 09/01/2020	5,000,000	5,088,900
Glencore Funding LLC:
2.500%, 01/15/2019 (2)	600,000	603,096
2.664%, 01/15/2019 (3 Month LIBOR USD + 1.360%) (2)(3)	6,395,000	6,458,515
3.125%, 04/29/2019 (2)	5,154,000	5,222,796
Grupo Bimbo SAB de CV,
4.875%, 06/30/2020 (1)(2)	1,800,000	1,926,594
Harris Corp.:
1.999%, 04/27/2018	17,030,000	17,059,737
2.700%, 04/27/2020	1,000,000	1,010,497
HCA, Inc.,
6.500%, 02/15/2020	17,000,000	18,508,750
Hewlett Packard Enterprise Co.:
2.850%, 10/05/2018	16,000,000	16,159,951
3.231%, 10/05/2018 (3 Month LIBOR USD + 1.930%) (3)	9,000,000	9,138,955
2.100%, 10/04/2019 (2)	5,000,000	5,001,697
HP, Inc.:
2.244%, 01/14/2019 (3 Month LIBOR USD + 0.940%) (3)	5,700,000	5,723,641
4.375%, 09/15/2021	3,000,000	3,186,588
4.650%, 12/09/2021	16,417,000	17,690,039

Hutchison Whampoa International Ltd.,
1.625%, 10/31/2017 (1)(2)	5,000,000	4,998,835
Hyundai Capital America:
2.400%, 10/30/2018 (2)	8,125,000	8,154,473
2.500%, 03/18/2019 (2)	3,000,000	3,002,105
1.750%, 09/27/2019 (2)	5,000,000	4,920,583
2.750%, 09/18/2020 (2)	10,000,000	9,981,923
Hyundai Capital Services, Inc.,
1.625%, 08/30/2019 (1)(2)	1,455,000	1,428,400
Ingersoll-Rand Global Holding Co. Ltd.:
6.875%, 08/15/2018	7,751,000	8,087,651
2.875%, 01/15/2019	10,153,000	10,268,712
International Paper Co.,
7.950%, 06/15/2018	1,256,000	1,307,712
The JM Smucker Co.:
1.750%, 03/15/2018	2,550,000	2,552,469
2.500%, 03/15/2020	2,725,000	2,750,492
Keysight Technologies, Inc.,
3.300%, 10/30/2019	28,625,000	29,024,564
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	2,692,000	2,924,423
6.500%, 04/01/2020	16,320,000	17,843,970
Kinder Morgan, Inc./DE:
2.000%, 12/01/2017	3,000,000	3,000,990
7.250%, 06/01/2018	1,710,000	1,770,229
Kraft Heinz Foods Co.:
2.000%, 07/02/2018	10,000,000	10,020,535
5.375%, 02/10/2020	2,250,000	2,413,444
1.879%, 02/10/2021 (3 Month LIBOR USD + 0.570%) (3)	15,000,000	15,013,483
Laboratory Corp. of America Holdings:
2.500%, 11/01/2018	12,050,000	12,102,473
2.625%, 02/01/2020	2,000,000	2,021,319
LyondellBasell Industries NV,
5.000%, 04/15/2019 (1)	2,260,000	2,344,959
Marathon Petroleum Corp.:
2.700%, 12/14/2018	14,100,000	14,197,044
3.400%, 12/15/2020	15,000,000	15,480,221
Martin Marietta Materials, Inc.,
1.965%, 05/22/2020 (3 Month LIBOR USD + 0.650%) (3)	5,400,000	5,421,837
Masco Corp.:
7.125%, 03/15/2020	40,000	44,400
3.500%, 04/01/2021	3,881,000	3,985,282
McDonald’s Corp.,
2.100%, 12/07/2018	9,500,000	9,544,769
McKesson Corp.,
7.500%, 02/15/2019	10,890,000	11,677,257
Medtronic, Inc.,
2.120%, 03/15/2020 (3 Month LIBOR USD + 0.800%) (3)	2,250,000	2,285,669
Molex Electronic Technologies LLC,
2.878%, 04/15/2020 (2)	2,300,000	2,314,874
Mondelez International Holdings Netherlands BV,
1.625%, 10/28/2019 (1)(2)	9,750,000	9,675,340
Mondelez International, Inc.,
1.831%, 02/01/2019 (3 Month LIBOR USD + 0.520%) (3)	9,337,000	9,357,531
Mylan NV:
3.000%, 12/15/2018 (1)	14,095,000	14,254,132
2.500%, 06/07/2019 (1)	7,000,000	7,027,626
3.150%, 06/15/2021 (1)	3,000,000	3,052,570
Mylan, Inc.,
2.600%, 06/24/2018	1,150,000	1,155,688
National Oilwell Varco, Inc.,
1.350%, 12/01/2017	5,600,000	5,594,079
NetApp, Inc.,
2.000%, 09/27/2019	5,000,000	4,998,439
Newell Brands, Inc.:
2.600%, 03/29/2019	798,000	804,387
3.150%, 04/01/2021	24,283,000	24,842,579
Nissan Motor Acceptance Corp.:
2.650%, 09/26/2018 (2)	4,760,000	4,804,563
2.150%, 07/13/2020 (2)	20,000,000	20,047,245
2.150%, 09/28/2020 (2)	4,300,000	4,301,959
Noble Holding International Ltd.,
5.750%, 03/16/2018 (1)	1,848,000	1,861,860
Norfolk Southern Railway Co.,
9.750%, 06/15/2020	2,000,000	2,387,170
Northern Border Pipeline Co.,
Class A, 7.500%, 09/15/2021	4,500,000	5,148,985
NXP BV / NXP Funding LLC,
3.750%, 06/01/2018 (1)(2)	18,215,000	18,397,150
ONEOK Partners LP,
8.625%, 03/01/2019	1,500,000	1,628,818

Pentair Finance SA:
2.900%, 09/15/2018 (1)	6,409,000	6,459,127
2.650%, 12/01/2019 (1)	8,868,000	8,890,097
Perrigo Finance Unlimited Co.,
3.500%, 03/15/2021 (1)	3,138,000	3,220,822
Petrofac Ltd.,
3.400%, 10/10/2018 (1)(2)	20,050,000	19,912,156
Phillips 66 Partners LP,
2.646%, 02/15/2020	2,000,000	2,012,383
Pioneer Natural Resources Co.,
6.875%, 05/01/2018	1,000,000	1,028,624
Potash Corp of Saskatchewan, Inc.,
6.500%, 05/15/2019 (1)	13,500,000	14,377,547
Republic Services, Inc.:
3.800%, 05/15/2018	15,490,000	15,684,615
5.500%, 09/15/2019	6,446,000	6,875,631
Rogers Communications, Inc.,
6.800%, 08/15/2018 (1)	3,233,000	3,372,844
RPM International, Inc.,
6.500%, 02/15/2018	3,870,000	3,936,448
Sabine Pass Liquefaction LLC,
5.625%, 02/01/2021	10,000,000	10,822,665
Sherwin-Williams Co.:
7.250%, 06/15/2019	2,513,000	2,730,670
2.250%, 05/15/2020	6,200,000	6,224,539
Shire Acquisitions Investments Ireland DAC,
1.900%, 09/23/2019 (1)	9,775,000	9,755,674
Smithfield Foods, Inc.:
2.700%, 01/31/2020 (2)	11,875,000	11,911,562
–%, 10/03/2021 (2)	16,000,000	15,983,929
Solvay Finance America LLC,
3.400%, 12/03/2020 (2)	8,790,000	9,071,237
Stryker Corp.,
2.000%, 03/08/2019	6,250,000	6,263,173
Talisman Energy, Inc.,
7.750%, 06/01/2019 (1)	11,114,000	12,020,254
Telefonica Emisiones SAU,
5.462%, 02/16/2021 (1)	12,577,000	13,785,378
Teva Pharmaceutical Finance Netherlands III BV:
1.700%, 07/19/2019 (1)	7,000,000	6,898,821
2.200%, 07/21/2021 (1)	15,654,000	15,071,729
Time Warner Cable LLC:
6.750%, 07/01/2018	6,000,000	6,217,193
8.750%, 02/14/2019	4,395,000	4,774,030
8.250%, 04/01/2019	2,564,000	2,787,763
Time Warner, Inc.:
7.250%, 10/15/2017	7,831,000	7,845,510
4.875%, 03/15/2020	3,225,000	3,432,825
Total Capital International SA:
1.879%, 08/10/2018 (3 Month LIBOR USD + 0.570%) (1)(3)	4,350,000	4,368,578
1.674%, 06/19/2019 (3 Month LIBOR USD + 0.350%) (1)(3)	7,700,000	7,730,364
Total System Services, Inc.,
2.375%, 06/01/2018	2,075,000	2,082,045
TransCanada PipeLines Ltd.:
1.875%, 01/12/2018 (1)	4,000,000	4,003,410
3.125%, 01/15/2019 (1)	6,800,000	6,902,209
TSMC Global Ltd.,
1.625%, 04/03/2018 (1)(2)	15,919,000	15,892,038
TTX Co.,
2.250%, 02/01/2019 (2)	7,450,000	7,464,520
Tyco Electronics Group SA,
6.550%, 10/01/2017 (1)	860,000	860,000
Vale Overseas Ltd.,
5.875%, 06/10/2021 (1)	21,594,000	23,742,603
Valero Energy Corp.,
9.375%, 03/15/2019	10,349,000	11,394,095
Verisk Analytics, Inc.:
4.875%, 01/15/2019	19,150,000	19,812,138
5.800%, 05/01/2021	4,949,000	5,464,795
Verizon Communications, Inc.,
2.946%, 03/15/2022	23,880,000	24,284,628
Volkswagen Group of America Finance LLC,
1.756%, 11/20/2017 (3 Month LIBOR USD + 0.440%) (2)(3)	4,500,000	4,501,862
Vulcan Materials Co.,
1.920%, 06/15/2020 (3 Month LIBOR USD + 0.600%) (3)	11,630,000	11,637,108
Walgreen Co.,
5.250%, 01/15/2019	2,330,000	2,424,392
Westlake Chemical Corp.,
4.625%, 02/15/2021	11,000,000	11,368,500
Yara International ASA,
7.875%, 06/11/2019 (1)(2)	500,000	542,864
Zimmer Holdings, Inc.,
2.700%, 04/01/2020	12,610,000	12,735,859

Zoetis, Inc.:
1.875%, 02/01/2018	11,000,000	11,022,496
3.450%, 11/13/2020	7,932,000	8,200,912
		1,652,946,027	29.8%
Utilities
Dominion Resources, Inc./VA:
6.400%, 06/15/2018	3,550,000	3,662,471
2.962%, 07/01/2019	4,000,000	4,057,485
2.500%, 12/01/2019	9,500,000	9,581,461
Exelon Corp.:
2.850%, 06/15/2020	2,275,000	2,320,226
5.150%, 12/01/2020	7,775,000	8,399,476
Exelon Generation Co LLC:
2.950%, 01/15/2020	7,500,000	7,632,672
4.000%, 10/01/2020	8,300,000	8,675,146
Iberdrola Finance Ireland Ltd.,
5.000%, 09/11/2019 (1)(2)	2,400,000	2,525,581
National Rural Utilities Cooperative Finance Corp.,
10.375%, 11/01/2018	1,075,000	1,174,060
NextEra Energy Capital Holdings, Inc.,
1.649%, 09/01/2018	6,575,000	6,572,131
NV Energy, Inc.,
6.250%, 11/15/2020	1,668,000	1,860,644
Orange Cogen Funding Corp.,
8.175%, 03/15/2022 (2)	8,460,420	9,498,722
Pacific Gas & Electric Co.,
8.250%, 10/15/2018	8,320,000	8,862,545
Public Service Co. of New Mexico,
7.950%, 05/15/2018	1,431,000	1,484,214
Sempra Energy,
9.800%, 02/15/2019	2,575,000	2,838,901
The Southern Co.:
1.850%, 07/01/2019	4,750,000	4,747,578
2.750%, 06/15/2020	11,000,000	11,181,273
Southern Power Co.,
Class D, 1.950%, 12/15/2019	4,600,000	4,590,533
		99,665,119	1.8%
Financials
ABN AMRO Bank NV:
2.500%, 10/30/2018 (1)(2)	1,150,000	1,158,186
2.100%, 01/18/2019 (1)(2)	18,000,000	18,055,224
1.800%, 09/20/2019 (1)(2)	4,750,000	4,726,155
American Express Co.:
7.000%, 03/19/2018	2,661,000	2,727,334
1.905%, 05/22/2018 (3 Month LIBOR USD + 0.590%) (3)	5,528,000	5,542,950
American Express Credit Corp.,
1.805%, 08/15/2019 (3 Month LIBOR USD + 0.490%) (3)	2,000,000	2,009,363
American International Group, Inc.:
2.300%, 07/16/2019	1,400,000	1,406,966
3.375%, 08/15/2020	2,000,000	2,068,892
6.400%, 12/15/2020	16,900,000	19,000,786
ANZ New Zealand (Int’l) Ltd./London:
2.600%, 09/23/2019 (1)(2)	3,350,000	3,387,022
2.200%, 07/17/2020 (1)(2)	10,000,000	10,008,197
2.850%, 08/06/2020 (1)(2)	3,000,000	3,053,767
Australia & New Zealand Banking Group Ltd./New York NY:
1.875%, 10/06/2017 (1)	750,000	750,031
2.250%, 06/13/2019 (1)	1,000,000	1,006,250

Bank of America Corp.:
5.750%, 12/01/2017	5,000,000	5,034,388
Class L, 2.600%, 01/15/2019	5,750,000	5,796,474
5.625%, 07/01/2020	2,000,000	2,178,281
2.625%, 10/19/2020	10,000,000	10,106,879
5.875%, 01/05/2021	10,000,000	11,074,547
2.328%, 10/01/2021	10,000,000	9,979,107
Bank of Montreal:
1.904%, 04/09/2018 (3 Month LIBOR USD + 0.600%) (1)(3)	1,325,000	1,328,044
1.800%, 07/31/2018 (1)	5,000,000	5,009,362
1.900%, 08/27/2021 (1)	10,000,000	9,863,660
The Bank of New York Mellon Corp.,
1.871%, 08/01/2018 (3 Month LIBOR USD + 0.560%) (3)	1,000,000	1,004,548
The Bank of Nova Scotia,
1.787%, 06/11/2018 (3 Month LIBOR USD + 0.470%) (1)(3)	3,500,000	3,508,401
The Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.150%, 09/14/2018 (1)(2)	6,300,000	6,316,351
Banque Federative du Credit Mutuel SA:
2.000%, 04/12/2019 (1)(2)	18,600,000	18,636,991
2.200%, 07/20/2020 (1)(2)	5,000,000	4,997,227
2.750%, 10/15/2020 (1)(2)	2,200,000	2,229,829
Barclays Bank PLC,
5.140%, 10/14/2020 (1)	5,506,000	5,889,067
Barclays PLC:
2.000%, 03/16/2018 (1)	4,000,000	4,002,840
2.875%, 06/08/2020 (1)	3,000,000	3,029,946
3.250%, 01/12/2021 (1)	15,175,000	15,448,605
BB&T Corp.,
2.180%, 06/15/2018 (3 Month LIBOR USD + 0.860%) (3)	4,150,000	4,169,562
The Bear Stearns Companies LLC:
6.400%, 10/02/2017	7,700,000	7,700,000
7.250%, 02/01/2018	450,000	458,383
BNP Paribas SA:
2.400%, 12/12/2018 (1)	1,600,000	1,612,214
2.375%, 05/21/2020 (1)	3,225,000	3,256,725
BNZ International Funding Ltd./London:
1.900%, 02/26/2018 (1)(2)	1,700,000	1,702,014
2.350%, 03/04/2019 (1)(2)	7,250,000	7,290,962
BPCE SA:
2.500%, 12/10/2018 (1)	10,525,000	10,611,305
2.500%, 07/15/2019 (1)	1,000,000	1,009,340
3.000%, 05/22/2022 (1)(2)	10,000,000	10,055,240
Caisse Centrale Desjardins:
1.750%, 01/29/2018 (1)(2)	4,000,000	4,003,375
1.976%, 01/29/2018 (3 Month LIBOR USD + 0.670%) (1)(2)(3)	10,000,000	10,019,740
Canadian Imperial Bank of Commerce,
1.600%, 09/06/2019 (1)	20,000,000	19,885,446
Capital One Bank (USA) NA,
2.250%, 02/13/2019	1,500,000	1,504,321
Capital One Financial Corp.,
2.500%, 05/12/2020	10,400,000	10,448,420
Capital One NA/Mclean VA:
1.992%, 02/05/2018 (3 Month LIBOR USD + 0.680%) (3)	2,000,000	2,002,281
2.400%, 09/05/2019	9,300,000	9,341,774
1.850%, 09/13/2019	5,000,000	4,964,906
Citigroup, Inc.:
1.700%, 04/27/2018	2,000,000	1,999,815
2.150%, 07/30/2018	3,975,000	3,986,405
2.050%, 12/07/2018	4,000,000	4,005,776
2.450%, 01/10/2020	14,825,000	14,942,696
2.700%, 03/30/2021	10,000,000	10,111,487
Citizens Bank NA:
1.600%, 12/04/2017	14,300,000	14,297,252
2.500%, 03/14/2019	2,700,000	2,719,021
2.250%, 03/02/2020	5,000,000	5,006,614
2.200%, 05/26/2020	9,100,000	9,098,576
Comerica Bank,
2.500%, 06/02/2020	7,000,000	7,038,172
Commonwealth Bank of Australia:
1.710%, 03/12/2018 (3 Month LIBOR USD + 0.400%) (1)(2)(3)	2,500,000	2,503,656
2.500%, 09/20/2018 (1)	2,150,000	2,167,609
1.750%, 11/02/2018 (1)	15,000,000	14,984,254
2.050%, 03/15/2019 (1)	1,500,000	1,504,561

Compass Bank:
6.400%, 10/01/2017	2,000,000	2,000,000
2.750%, 09/29/2019	9,906,000	9,969,440
Cooperatieve Rabobank,
2.750%, 01/10/2022 (1)	5,000,000	5,071,287
Credit Agricole SA,
2.625%, 10/03/2018 (1)(2)	10,000,000	10,087,290
Credit Suisse:
2.750%, 03/26/2020 (1)	9,000,000	9,093,689
3.450%, 04/16/2021 (1)	7,000,000	7,183,123
Credit Suisse AG/New York NY:
6.000%, 02/15/2018 (1)	8,440,000	8,569,163
1.700%, 04/27/2018 (1)	2,500,000	2,501,968
Deutsche Bank AG:
1.875%, 02/13/2018 (1)	3,000,000	3,000,578
2.754%, 01/18/2019 (3 Month LIBOR USD + 1.450%) (1)(3)	4,000,000	4,047,024
2.500%, 02/13/2019 (1)	8,000,000	8,047,041
2.950%, 08/20/2020 (1)	4,400,000	4,447,187
3.125%, 01/13/2021 (1)	5,515,000	5,573,157
4.250%, 10/14/2021 (1)	5,000,000	5,237,779
Discover Bank:
2.000%, 02/21/2018	1,875,000	1,877,794
2.600%, 11/13/2018	8,000,000	8,052,052
8.700%, 11/18/2019	7,395,000	8,263,235
3.100%, 06/04/2020	8,735,000	8,939,046
DNB Bank ASA,
2.125%, 10/02/2020 (1)(2)	14,300,000	14,291,501
Fifth Third Bancorp,
2.875%, 07/27/2020	5,000,000	5,094,939
First Horizon National Corp.,
3.500%, 12/15/2020	11,148,000	11,477,922
First Niagara Financial Group, Inc.,
6.750%, 03/19/2020	3,850,000	4,273,286
First Tennessee Bank NA,
2.950%, 12/01/2019	15,286,000	15,444,249
The Goldman Sachs Group, Inc.:
2.417%, 12/10/2017 (3 Month LIBOR USD + 1.100%) (3)	1,000,000	998,587
5.950%, 01/18/2018	1,045,000	1,058,249
6.150%, 04/01/2018	4,775,000	4,879,333
2.900%, 07/19/2018	1,000,000	1,009,132
7.500%, 02/15/2019	3,000,000	3,222,027
2.333%, 10/23/2019 (3 Month LIBOR USD + 1.020%) (3)	2,751,000	2,784,876
2.300%, 12/13/2019	12,000,000	12,051,860
3.000%, 04/26/2022	5,000,000	5,057,794
Guardian Life Global Funding,
2.000%, 04/26/2021 (2)	7,825,000	7,726,742
The Hartford Financial Services Group, Inc.:
6.300%, 03/15/2018	1,825,000	1,861,781
6.000%, 01/15/2019	455,000	478,129
5.500%, 03/30/2020	1,947,000	2,096,847
HSBC Bank USA NA,
4.875%, 08/24/2020	10,000,000	10,753,955
HSBC Finance Corp.,
6.676%, 01/15/2021	929,000	1,050,833
HSBC Holdings PLC,
3.400%, 03/08/2021 (1)	5,000,000	5,155,673
HSBC USA, Inc.:
2.208%, 09/24/2018 (3 Month LIBOR USD + 0.880%) (3)	1,000,000	1,007,474
1.919%, 11/13/2019 (3 Month LIBOR USD + 0.610%) (3)	9,750,000	9,791,524
Humana, Inc.,
7.200%, 06/15/2018	6,610,000	6,854,941
Huntington Bancshares, Inc.:
2.600%, 08/02/2018	7,375,000	7,424,346
3.150%, 03/14/2021	1,335,000	1,368,763
The Huntington National Bank,
2.000%, 06/30/2018	12,990,000	13,020,831
ING Bank NV:
1.650%, 08/15/2019 (1)(2)	10,000,000	9,918,055
2.500%, 10/01/2019 (1)(2)	8,961,000	9,040,385
Jackson National Life Global Funding,
2.200%, 01/30/2020 (2)	24,125,000	24,143,380
Jefferies Group LLC:
5.125%, 04/13/2018	4,836,000	4,920,883
8.500%, 07/15/2019	1,500,000	1,658,995
6.875%, 04/15/2021	3,010,000	3,401,509
JPMorgan Chase & Co.:
1.864%, 04/25/2018 (3 Month LIBOR USD + 0.550%) (3)	3,500,000	3,509,097
Class 1, 1.944%, 01/28/2019 (3 Month LIBOR USD + 0.630%) (3)	750,000	754,325
6.300%, 04/23/2019	5,000,000	5,335,381
2.250%, 01/23/2020	8,100,000	8,143,608
2.295%, 08/15/2021	10,550,000	10,542,009

KEB Hana Bank,
1.750%, 10/18/2019 (1)(2)	18,000,000	17,722,800
KeyBank NA/Cleveland OH:
2.350%, 03/08/2019	6,500,000	6,553,059
1.600%, 08/22/2019	3,000,000	2,983,910
2.500%, 12/15/2019	5,325,000	5,386,929
Kookmin Bank,
1.625%, 08/01/2019 (1)(2)	8,000,000	7,888,800
LeasePlan Corp. NV,
2.500%, 05/16/2018 (1)(2)	16,435,000	16,455,474
Lloyds Bank PLC:
1.750%, 05/14/2018 (1)	5,825,000	5,829,463
2.000%, 08/17/2018 (1)	4,500,000	4,502,957
2.050%, 01/22/2019 (1)	4,000,000	4,007,150
6.500%, 09/14/2020 (1)(2)	1,543,000	1,705,904
Macquarie Bank Ltd.:
1.947%, 10/27/2017 (3 Month LIBOR USD + 0.630%) (1)(2)(3)	5,000,000	5,002,140
2.400%, 01/21/2020 (1)(2)	13,000,000	13,029,231
Macquarie Group Ltd,
6.000%, 01/14/2020 (1)(2)	3,500,000	3,780,843
Manufacturers & Traders Trust Co.:
6.625%, 12/04/2017	1,000,000	1,008,580
2.449%, 12/28/2020 (1 Month LIBOR USD + 1.220%) (3)	282,000	282,532
Marsh & McLennan Cos, Inc.,
2.750%, 01/30/2022	7,000,000	7,067,970
Mitsubishi UFJ Financial Group, Inc.,
2.190%, 09/13/2021 (1)	15,000,000	14,818,711
Mitsubishi UFJ Trust & Banking Corp.,
2.650%, 10/19/2020 (1)(2)	4,550,000	4,592,429
Mizuho Bank Ltd.:
1.969%, 03/26/2018 (3 Month LIBOR USD + 0.640%) (1)(2)(3)	1,250,000	1,252,957
2.497%, 10/20/2018 (3 Month LIBOR USD + 1.190%) (1)(2)(3)	2,500,000	2,525,057
2.450%, 04/16/2019 (1)(2)	2,400,000	2,415,818
Mizuho Financial Group, Inc.:
2.632%, 04/12/2021 (1)(2)	12,350,000	12,339,840
2.784%, 04/12/2021 (3 Month LIBOR USD + 1.480%) (1)(2)(3)	3,000,000	3,074,335
Morgan Stanley:
2.041%, 01/05/2018 (3 Month LIBOR USD + 0.740%) (3)	1,500,000	1,502,232
6.625%, 04/01/2018	2,000,000	2,048,880
2.163%, 01/24/2019 (3 Month LIBOR USD + 0.850%) (3)	4,750,000	4,782,602
7.300%, 05/13/2019	15,125,000	16,372,594
2.457%, 01/27/2020 (3 Month LIBOR USD + 1.140%) (3)	4,000,000	4,061,698
2.243%, 07/22/2022 (3 Month LIBOR USD + 0.930%) (3)	10,000,000	10,037,896
National Australia Bank Ltd.,
2.250%, 01/10/2020 (1)	24,600,000	24,710,970
National Bank of Canada:
2.159%, 12/14/2018 (3 Month LIBOR USD + 0.840%) (1)(3)	1,000,000	1,007,962
2.150%, 06/12/2020 (1)	23,525,000	23,517,089
Nationwide Building Society:
2.350%, 01/21/2020 (1)(2)	9,700,000	9,750,417
6.250%, 02/25/2020 (1)(2)	5,000,000	5,474,713
New York Life Global Funding,
1.550%, 11/02/2018 (2)	9,500,000	9,490,964
Nomura Holdings, Inc.:
2.750%, 03/19/2019 (1)	5,313,000	5,360,832
6.700%, 03/04/2020 (1)	3,654,000	4,017,571
Nordea Bank AB,
1.953%, 09/30/2019 (3 Month LIBOR USD + 0.620%) (1)(2)(3)	2,400,000	2,418,098
The Northern Trust Co.,
6.500%, 08/15/2018	4,075,000	4,239,935
Pricoa Global Funding I,
1.450%, 09/13/2019 (2)	12,000,000	11,881,299
Principal Life Global Funding II:
1.500%, 04/18/2019 (2)	3,000,000	2,981,912
2.150%, 01/10/2020 (2)	19,100,000	19,114,205
Protective Life Global Funding:
1.555%, 09/13/2019 (2)	18,000,000	17,852,471
2.161%, 09/25/2020 (2)	10,000,000	9,982,877

Prudential Financial, Inc.,
7.375%, 06/15/2019	7,000,000	7,633,678
RBC USA Holdco Corp.,
5.250%, 09/15/2020	3,310,000	3,589,191
Regions Bank,
7.500%, 05/15/2018	10,034,000	10,380,867
Reliance Standard Life Global Funding II:
2.150%, 10/15/2018 (2)	13,000,000	13,052,123
2.500%, 04/24/2019 (2)	2,300,000	2,314,415
2.500%, 01/15/2020 (2)	6,000,000	6,027,601
Royal Bank of Canada,
1.400%, 10/13/2017 (1)	8,450,000	8,450,169
The Royal Bank of Scotland PLC,
5.625%, 08/24/2020 (1)	1,000,000	1,083,127
Santander Bank NA,
8.750%, 05/30/2018	3,478,000	3,631,876
Santander Holdings USA, Inc.,
2.700%, 05/24/2019	10,000,000	10,078,881
Santander UK Group Holdings PLC:
2.875%, 10/16/2020 (1)	4,000,000	4,055,928
3.125%, 01/08/2021 (1)	3,500,000	3,561,666
Santander UK PLC,
2.500%, 03/14/2019 (1)	10,000,000	10,090,824
Skandinaviska Enskilda Banken AB:
2.375%, 11/20/2018 (1)(2)	5,000,000	5,031,440
2.375%, 03/25/2019 (1)(2)	950,000	956,953
2.450%, 05/27/2020 (1)(2)	4,700,000	4,740,702
Societe Generale SA:
2.415%, 10/01/2018 (3 Month LIBOR USD + 1.080%) (1)(3)	6,000,000	6,050,344
2.625%, 10/01/2018 (1)	5,700,000	5,749,010
Standard Chartered PLC:
1.944%, 04/17/2018 (3 Month LIBOR USD + 0.640%) (1)(2)(3)	2,000,000	2,002,056
2.100%, 08/19/2019 (1)(2)	4,500,000	4,494,608
2.400%, 09/08/2019 (1)(2)	4,225,000	4,239,999
3.050%, 01/15/2021 (1)(2)	13,871,000	14,082,921
Stifel Financial Corp.,
3.500%, 12/01/2020	18,873,000	19,318,055
Sumitomo Mitsui Banking Corp.:
1.884%, 01/16/2018 (3 Month LIBOR USD + 0.580%) (1)(3)	2,885,000	2,888,923
1.950%, 07/23/2018 (1)	3,500,000	3,507,057
1.762%, 10/19/2018 (1)	5,000,000	4,999,855
2.244%, 01/18/2019 (3 Month LIBOR USD + 0.940%) (1)(3)	1,000,000	1,009,456
2.450%, 01/16/2020 (1)	4,500,000	4,534,940
Sumitomo Mitsui Trust Bank Ltd,
2.050%, 03/06/2019 (1)(2)	22,400,000	22,419,222
SunTrust Bank,
7.250%, 03/15/2018	154,000	157,763
Svenska Handelsbanken AB:
1.625%, 03/21/2018 (1)	1,100,000	1,100,614
1.811%, 06/17/2019 (3 Month LIBOR USD + 0.490%) (1)(3)	2,000,000	2,009,229
2.265%, 10/01/2020 (3 Month LIBOR USD + 0.930%) (1)(3)	10,000,000	10,112,555
Synchrony Financial:
2.600%, 01/15/2019	2,000,000	2,012,810
3.000%, 08/15/2019	13,350,000	13,568,219
2.700%, 02/03/2020	6,600,000	6,642,257
3.750%, 08/15/2021	3,000,000	3,094,563
UBS AG:
1.800%, 03/26/2018 (1)	8,825,000	8,839,312
5.750%, 04/25/2018 (1)	3,351,000	3,430,179
UBS Group Funding Jersey Ltd.,
3.000%, 04/15/2021 (1)(2)	3,000,000	3,041,301
UBS Group Funding Switzerland AG:
2.768%, 09/24/2020 (3 Month LIBOR USD + 1.440%) (1)(2)(3)	2,000,000	2,040,480
2.950%, 09/24/2020 (1)(2)	11,600,000	11,775,708
UnitedHealth Group, Inc.,
6.000%, 02/15/2018	2,625,000	2,667,374
Voya Financial, Inc.,
2.900%, 02/15/2018	7,987,000	8,021,696
WEA Finance LLC / Westfield UK & Europe Finance PLC:
2.700%, 09/17/2019 (2)	8,000,000	8,070,579
3.250%, 10/05/2020 (2)	5,000,000	5,105,725
Wells Fargo & Co.:
Class N, 1.991%, 01/30/2020 (3 Month LIBOR USD + 0.680%) (3)	1,975,000	1,995,647
2.500%, 03/04/2021	3,900,000	3,926,749

Westpac Banking Corp.,
1.650%, 05/13/2019 (1)	4,650,000	4,633,562
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	8,995,000	9,884,500
		1,385,242,461	25.0%
Total Corporate Bonds		3,137,853,607	56.6%

Taxable Municipal Bonds
City of Bristol VA,
3.002%, 10/01/2020	8,210,000	8,309,669
City of Pittsburg CA,
5.864%, 07/01/2021	1,925,000	2,051,242
City of Williston ND,
3.100%, 07/15/2025(Callable 10/20/2017)	3,735,000	3,735,523
Cook County School District No. 144 Prairie Hills:
2.000%, 12/01/2017	810,000	811,045
2.000%, 12/01/2017	120,000	120,003
2.500%, 12/01/2018	745,000	746,468
County of Sonoma CA,
5.070%, 12/01/2022	20,910,000	22,436,012
Fresno Joint Powers Financing Authority,
2.880%, 04/01/2021	1,685,000	1,676,154
Illinois Housing Development Authority,
4.000%, 02/01/2034(Callable 08/01/2025)	9,480,000	9,748,094
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023(Callable 10/30/2017)	175,000	177,273
Memphis-Shelby County Industrial Development Board,
2.222%, 11/01/2020	5,990,000	5,958,612
New Hampshire Housing Finance Authority,
4.000%, 07/01/2036(Callable 07/10/2024)	7,910,000	8,120,485
New Jersey Economic Development Authority:
2.421%, 06/15/2018	10,000,000	10,016,900
2.626%, 02/15/2021	1,440,000	1,310,386
New Jersey Sports & Exposition Authority:
6.076%, 03/01/2023	2,385,000	2,581,381
5.976%, 03/01/2024	5,270,000	5,603,222
Oakland Redevelopment Agency Successor Bonds,
2.271%, 09/01/2018	1,675,000	1,675,955
Public Finance Authority,
2.625%, 11/01/2019(Callable 05/01/2018)	4,500,000	4,474,125
Rhode Island Housing & Mortgage Finance Corp.,
3.000%, 10/01/2034(Callable 10/01/2022)	5,800,000	5,793,214
San Diego Metropolitan Transit System,
4.840%, 12/01/2018	3,485,000	3,525,147
State of Hawaii Department of Business Economic Development & Tourism,
1.467%, 07/01/2022	9,433,325	9,363,330
State of Illinois,
4.350%, 06/01/2018	402,000	406,740
Tulsa Airports Improvement Trust,
3.042%, 06/01/2018	100,000	100,689
		108,741,669	2.0%
Residential Mortgage-Backed Securities
Accredited Mortgage Loan Trust,
Series 2006-2, Class A3, 1.387%, 09/25/2036 (1 Month LIBOR USD + 0.150%) (3)	439,343	439,280
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-HE1, Class A1B1, 1.427%, 02/25/2036 (1 Month LIBOR USD + 0.190%) (3)	3,715,190	3,714,860
Series 2006-OP1, Class A2C, 1.387%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	3,825,125	3,802,680
Aegis Asset Backed Securities Trust,
Series 2005-5, Class 1A3, 1.507%, 12/25/2035 (1 Month LIBOR USD + 0.270%) (3)	884,416	884,224
Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 07/25/2019	353,921	358,888
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	117,406	117,391
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034	149,321	150,232
Series 2004-8CB, Class A, 1.507%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	5,418,938	5,427,616
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (6)	81,248	79,820
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (6)	713,128	586,777
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 1.577%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	7,265,306	7,254,061
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A1, 1.452%, 01/25/2036 (1 Month LIBOR USD + 0.220%) (3)	10,541,885	10,484,598
Banc of America Mortgage Trust,
Series 2004-B, Class 2A2, 3.617%, 03/25/2034 (4)	1,677,650	1,696,467
Carrington Mortgage Loan Trust:
Series 2006-OPT1, Class A3, 1.417%, 12/25/2035 (1 Month LIBOR USD + 0.180%) (3)	2,653,342	2,643,691
Series 2006-NC1, Class A3, 1.447%, 01/25/2036 (1 Month LIBOR USD + 0.210%) (3)	2,485,236	2,480,488
Countrywide Asset-Backed Certificates:
Series 2006-2, Class 2A3, 1.537%, 06/25/2036 (1 Month LIBOR USD + 0.300%) (3)	7,822,554	7,805,562
Series 2006-9, Class 1AF3, 4.553%, 08/25/2036 (4)(6)	773,439	699,327
Series 2006-13, Class 1AF3, 4.479%, 01/25/2037 (4)(6)	611,309	1,121,870
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB8, Class AF2, 3.872%, 12/25/2035	90,562	90,231

CWABS Asset-Backed Certificates Trust,
Series 2005-16, Class 3AV, 1.467%, 05/25/2036 (1 Month LIBOR USD + 0.230%) (3)	3,171,091	3,164,787
First Franklin Mortgage Loan Trust,
Series 2005-FF12, Class A2B, 1.497%, 11/25/2036 (1 Month LIBOR USD + 0.260%) (3)	1,294,260	1,293,946
GE-WMC Asset-Backed Pass Through Certificates,
Series 2005-1, Class A2C, 1.957%, 10/25/2035 (1 Month LIBOR USD + 0.720%) (3)	1,603,303	1,605,651
GSAA Trust:
Series 2005-8, Class A4, 1.507%, 06/25/2035 (1 Month LIBOR USD + 0.270%) (3)	7,032,356	7,060,211
Series 2005-6, Class A3, 1.607%, 06/25/2035 (1 Month LIBOR USD + 0.370%) (3)	1,364,014	1,374,448
Home Equity Asset Trust,
Series 2006-4, Class 2A3, 1.407%, 08/25/2036 (1 Month LIBOR USD + 0.170%) (3)	40,421	40,416
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 1.367%, 07/25/2036 (1 Month LIBOR USD + 0.130%) (3)	5,432,051	5,402,169
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 3.462%, 07/25/2035 (4)	1,015,178	1,016,254
Long Beach Mortgage Loan Trust,
Series 2005-WL2, Class M1, 1.942%, 08/25/2045 (1 Month LIBOR USD + 0.710%) (3)	2,911,705	2,929,305
MASTR Alternative Loan Trust:
Series 2003-5, Class 7A1, 5.000%, 07/25/2018	735,873	734,890
Series 2003-9, Class 3A1, 4.750%, 11/25/2018	499,393	499,590
Series 2003-5, Class 4A1, 5.500%, 07/25/2033	4,302,040	4,500,174
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 1.467%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	5,394,656	5,371,659
Nomura Home Equity Loan, Inc.,
Series 2006-HE2, Class A3, 1.407%, 03/25/2036 (1 Month LIBOR USD + 0.170%) (3)	1,841,030	1,837,571
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-5, Class A3, 1.447%, 12/25/2035 (1 Month LIBOR USD + 0.210%) (3)	2,242,949	2,241,315
Park Place Securities, Inc.,
Series 2005-WCW1, Class M1, 1.687%, 05/25/2035 (1 Month LIBOR USD + 0.450%) (3)	4,222,296	4,229,493
Popular ABS Mortgage Pass-Through Trust,
Series 2005-B, Class M2, 1.897%, 08/25/2035 (1 Month LIBOR USD + 0.660%) (3)	2,204,398	2,211,199
RAMP Series Trust:
Series 2003-RS11, Class AI7, 4.828%, 12/25/2033 (4)	94,787	95,987
Series 2006-RZ4, Class A2, 1.417%, 10/25/2035 (1 Month LIBOR USD + 0.180%) (3)	1,102,803	1,101,949
Series 2006-NC2, Class A2, 1.427%, 12/25/2035 (1 Month LIBOR USD + 0.190%) (3)	1,319,185	1,318,093
RASC Series Trust:
Series 2005-AHL2, Class A3, 1.587%, 10/25/2035 (1 Month LIBOR USD + 0.350%) (3)	5,162,540	5,157,429
Series 2006-KS1, Class A4, 1.537%, 02/25/2036 (1 Month LIBOR USD + 0.300%) (3)	1,216,536	1,217,199
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,924,304	940,663
Saxon Asset Securities Trust,
Series 2006-2, Class A3C, 1.387%, 09/25/2036 (1 Month LIBOR USD + 0.150%) (3)	1,249,510	1,242,746
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 1.562%, 10/25/2035 (1 Month LIBOR USD + 0.330%) (2)(3)	1,353,523	1,353,462
Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 1.497%, 12/25/2035 (1 Month LIBOR USD + 0.260%) (3)	591,554	591,228
Series 2006-2, Class A4, 1.507%, 03/25/2036 (1 Month LIBOR USD + 0.270%) (3)	1,317,907	1,317,649
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC1, Class A2D, 1.537%, 12/25/2036 (1 Month LIBOR USD + 0.300%) (3)	6,887,578	6,885,725
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 2.237%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	7,788,945	7,783,228
Structured Asset Securities Corp.:
Series 2004-4XS, Class 1A6, 5.050%, 02/25/2034	201,958	205,626
Series 2004-22, Class A2, 4.986%, 01/25/2035	4,675,977	4,852,137
Series 2007-BC3, Class 2A2, 1.377%, 06/25/2037 (1 Month LIBOR USD + 0.140%) (3)	214,890	214,862
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 3.223%, 10/25/2043 (4)	7,649,226	7,743,819
Towd Point Mortgage Trust:
Series 2015-4, Class A1B, 2.750%, 04/25/2055 (2)(4)	2,419,971	2,432,179
Series 2015-4, Class A1, 3.500%, 04/25/2055 (2)(4)	5,211,324	5,312,780
Series 2016-5, Class A1, 2.500%, 10/25/2056 (2)(4)	12,583,051	12,570,317
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	16,196,087	16,281,351
Series 2017-3, Class A1, 2.750%, 06/25/2057 (2)(4)	20,246,468	20,349,707
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	31,313	31,713
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	73,508	74,856
Series 2004-AR3, Class A1, 3.145%, 06/25/2034 (4)	6,097,381	6,203,049
		200,628,895	3.6%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K701, Class A2, 3.882%, 11/25/2017 (4)	3,192,103	3,192,164
Series K706, Class A2, 2.323%, 10/25/2018	5,572,983	5,598,489
Series K006, Class A2, 4.251%, 01/25/2020	15,000,000	15,694,474
Series K007, Class A2, 4.224%, 03/25/2020	5,545,000	5,814,424
Series K008, Class A2, 3.531%, 06/25/2020	27,325,000	28,318,324
Series K504, Class A2, 2.566%, 09/25/2020 (4)	20,650,000	20,933,875
Series K010, Class A2, 4.333%, 10/25/2020 (4)	14,775,000	15,710,625
Series K014, Class A2, 3.871%, 04/25/2021	10,170,000	10,744,941
		106,007,316	1.9%
Non-U.S. Government Agency Issues
COMM Mortgage Trust,
Series 2012-CR1, Class ASB, 3.053%, 05/17/2045	24,615,931	25,132,501
GS Mortgage Securities Trust,
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	8,112,000	8,490,402
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class ASB, 2.379%, 10/17/2045	16,099,835	16,173,576
Series 2011-C5, Class ASB, 3.678%, 08/15/2046	5,404,888	5,539,876
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class ASB, 3.761%, 08/17/2046 (4)	13,400,000	14,042,420
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AAB, 2.657%, 05/17/2046	12,500,000	12,659,798
WFRBS Commercial Mortgage Trust,
Series 2012-C6, Class A4, 3.440%, 04/15/2045	7,050,000	7,323,496
		89,362,069	1.6%
		195,369,385	3.5%
Other Asset Backed Securities
American Express Credit Account Master Trust,
Series 2017-1, Class A, 1.930%, 09/15/2022	18,450,000	18,489,335
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A, 2.200%, 12/15/2022	6,750,000	6,779,791
California Republic Auto Receivables Trust:
Series 2015-3, Class A3, 1.620%, 11/15/2019	8,941,608	8,944,283
Series 2017-1, Class A3, 1.900%, 03/15/2021	12,500,000	12,488,150
Chase Issuance Trust,
Series 2016-A5, Class A5, 1.270%, 07/15/2021	16,960,000	16,811,968
Chesapeake Funding II LLC:
Series 2017-2A, Class A1, 1.990%, 05/15/2029 (2)	25,465,000	25,484,476
Series 2017-3A, Class A1, 1.910%, 08/15/2029 (2)	12,425,000	12,407,821
Citibank Credit Card Issuance Trust:
Series 2016-A1, Class A1, 1.750%, 11/19/2021	9,165,000	9,151,275
Series 2017-A3, Class A3, 1.920%, 04/07/2022	33,225,000	33,245,779
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028	8,632	8,898
Series 1998-3, Class A5, 6.220%, 03/01/2030	138,166	147,173
Dell Equipment Finance Trust,
Series 2017-1, Class A3, 2.140%, 04/22/2022 (2)	4,500,000	4,511,978
Discover Card Execution Note Trust,
Series 2016-A4, Class A4, 1.390%, 03/15/2022	19,075,000	18,927,863
Ford Credit Auto Lease Trust,
Series 2017-A, Class A3, 1.880%, 04/15/2020	10,000,000	10,014,718
Ford Credit Auto Owner Trust:
Series 2014-1, Class A, 2.260%, 11/15/2025 (2)	17,894,000	18,024,709
Series 2014-2, Class A, 2.310%, 04/15/2026 (2)	16,392,000	16,525,619
Series 2015-1, Class A, 2.120%, 07/15/2026 (2)	12,592,000	12,639,746
Ford Credit Floorplan Master Owner Trust A,
Series 2016-1, Class A1, 1.760%, 02/15/2021	11,425,000	11,413,936
GM Financial Automobile Leasing Trust:
Series 2016-3, Class A3, 1.610%, 12/20/2019	22,000,000	21,972,304
Series 2017-2, Class A3, 2.020%, 09/21/2020	19,425,000	19,454,841
Hyundai Auto Lease Securitization Trust:
Series 2017-B, Class A3, 1.970%, 07/15/2020 (2)	12,850,000	12,866,969
Series 2017-A, Class A3, 1.880%, 08/17/2020 (2)	16,675,000	16,697,848
Master Credit Card Trust II,
Series 2017-1A, Class A, 2.260%, 07/21/2021 (1)(2)	15,000,000	15,093,957
Mercedes-Benz Auto Lease Trust,
Series 2016-B, Class A3, 1.350%, 08/15/2019	18,800,000	18,748,541
MMAF Equipment Finance LLC,
Series 2017-AA, Class A3, 2.040%, 02/16/2022 (2)	5,625,000	5,628,307
Nissan Auto Lease Trust,
Series 2017-A, Class A3, 1.910%, 04/15/2020	10,825,000	10,838,761
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024 (2)	2,089,026	2,091,411
PFS Financing Corp.,
Series 2016-BA, Class A, 1.870%, 10/15/2021 (2)	15,734,000	15,648,818
SoFi Consumer Loan Program,
Series 2017-3, Class A, 2.770%, 05/26/2026 (2)	8,653,704	8,690,270
SoFi Consumer Loan Program LLC,
Series 2017-4, Class A, 2.500%, 06/25/2026 (2)	5,768,806	5,769,983

Synchrony Credit Card Master Note Trust:
Series 2012-2, Class A, 2.220%, 01/15/2022	9,243,000	9,298,908
Series 2016-1, Class A, 2.040%, 03/15/2022	6,400,000	6,426,147
Series 2016-3, Class A, 1.580%, 09/15/2022	15,670,000	15,579,591
TCF Auto Receivables Owner Trust,
Series 2016-1A, Class A4, 2.030%, 02/15/2022 (2)	14,404,000	14,312,373
Toyota Auto Receivables Owner Trust,
Series 2016-B, Class A3, 1.300%, 04/15/2020	7,000,000	6,984,385
Verizon Owner Trust:
Series 2016-1A, Class A, 1.420%, 01/20/2021 (2)	16,250,000	16,174,119
Series 2016-2A, Class A, 1.680%, 05/20/2021 (2)	22,750,000	22,678,178
Series 2017-1A, Class A, 2.060%, 09/20/2021 (2)	5,100,000	5,113,928
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A, 2.030%, 04/15/2025	12,000,000	11,861,381
World Omni Automobile Lease Securitization Trust,
Series 2017-A, Class A3, 2.130%, 04/15/2020	14,775,000	14,817,905
		512,766,443	9.2%
Total Long-Term Investments (Cost $5,361,524,142)		5,370,707,677	96.8%

Short-Term Investment	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.95% (5)	187,251,653	187,251,653
Total Short-Term Investment (Cost $187,251,653)		187,251,653	3.4%
Total Investments (Cost $5,548,775,795)		5,557,959,330	100.2%
Liabilities in Excess of Other Assets		(10,111,823)	(0.2)%
TOTAL NET ASSETS		$5,547,847,507	100.0%

Notes to Schedule of Investments
(1)	Foreign Security
(2)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2017, the value of these securities total $1,217,521,580, which represents 21.95% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2017.
(4)	Variable rate security. The rate reported is the rate in effect as of September 30, 2017.
(5)	7-Day Yield
(6)	Security in Default

Baird Short-Term Bond Fund
Schedule of Investments, September 30, 2017 (Unaudited)
Summary of Fair Value Exposure at September 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Fund’s financial statements. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$1,138,932,445	$–	$1,138,932,445
Other Government Related Securities	–	76,415,233	–	76,415,233
Corporate Bonds	–	3,137,853,607	–	3,137,853,607
Taxable Municipal Bonds	–	108,741,669	–	108,741,669
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	200,628,895	–	200,628,895
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	106,007,316	–	106,007,316
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	89,362,069	–	89,362,069
Other Asset Backed Securities	–	512,766,443	–	512,766,443
Total Long-Term Investments	–	5,370,707,677	–	5,370,707,677

Short-Term Investment
Money Market Mutual Fund	187,251,653	–	–	187,251,653
Total Short-Term Investment	187,251,653	–	–	187,251,653

Total Investments	$187,251,653	$5,370,707,677	$–	$5,557,959,330

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird Intermediate Bond Fund
Schedule of Investments
September 30, 2017 (Unaudited)

	Principal Amount	Value	% of Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.625%, 08/31/2019	$30,000,000	$30,084,375
2.625%, 08/15/2020	35,775,000	36,790,954
1.375%, 08/31/2020	217,850,000	216,352,281
1.750%, 03/31/2022	267,300,000	265,785,997
1.875%, 03/31/2022	69,575,000	69,553,258
2.500%, 05/15/2024	144,350,000	147,642,984
2.250%, 11/15/2025	184,625,000	184,617,789
2.000%, 11/15/2026	63,800,000	62,172,602
		1,013,000,240	35.8%
Other Government Related Securities
CDP Financial, Inc.,
4.400%, 11/25/2019 (1)(2)	1,000,000	1,052,816
Centrais Eletricas Brasileiras SA,
5.750%, 10/27/2021 (1)(2)	1,150,000	1,211,812
City of Berwyn IL,
5.790%, 12/01/2022	5,095,000	5,428,977
CNOOC Finance (2013) Ltd.,
3.000%, 05/09/2023 (1)	2,000,000	2,003,230
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 (1)	5,150,000	5,480,584
Corp Andina de Fomento,
4.375%, 06/15/2022 (1)	680,000	734,781
Electricite de France SA,
2.350%, 10/13/2020 (1)(2)	8,875,000	8,926,619
Export-Import Bank of Korea,
2.250%, 01/21/2020 (1)	3,200,000	3,188,506
KFW,
4.875%, 06/17/2019 (1)	3,250,000	3,425,242
Korea Electric Power Corp.,
6.750%, 08/01/2027 (1)	300,000	384,964
Korea Gas Corp.,
2.875%, 07/29/2018 (1)(2)	1,000,000	1,004,337
Korea Housing Finance Corp.
1.625%, 09/15/2018 (1)(2)	1,050,000	1,043,076
Mexico Government International Bond,
5.125%, 01/15/2020 (1)	2,650,000	2,844,775
Petroleos Mexicanos:
3.125%, 01/23/2019 (1)	2,000,000	2,018,000
5.500%, 01/21/2021 (1)	2,000,000	2,134,000
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (1)(2)	3,000,000	3,006,999
Sinopec Group Overseas Development [2016] Ltd.:
1.750%, 09/29/2019 (1)(2)	3,000,000	2,966,418
2.750%, 05/03/2021 (1)(2)	5,300,000	5,335,998
		52,191,134	1.8%
Corporate Bonds
Industrials
21st Century Fox America, Inc.,
3.700%, 10/15/2025	2,825,000	2,910,580
Abbott Laboratories,
3.400%, 11/30/2023	10,000,000	10,311,534
Agilent Technologies, Inc.,
3.050%, 09/22/2026	1,450,000	1,399,334
Agrium, Inc.,
3.150%, 10/01/2022 (1)	1,306,000	1,335,421
Alimentation Couche-Tard, Inc.,
2.700%, 07/26/2022 (1)(2)	7,400,000	7,423,971
Ameritech Capital Funding Corp.,
6.450%, 01/15/2018	3,008,000	3,046,300
Anadarko Petroleum Corp.,
6.950%, 06/15/2019	1,000,000	1,077,575
Anglo American Capital PLC,
9.375%, 04/08/2019 (1)(2)	2,000,000	2,210,540
Anheuser-Busch InBev Finance, Inc.,
3.300%, 02/01/2023	9,300,000	9,642,001
Apple, Inc.,
2.400%, 05/03/2023	2,000,000	1,996,205
AT&T, Inc.:
3.600%, 02/17/2023	9,000,000	9,259,974
3.950%, 01/15/2025	8,000,000	8,216,949

Boardwalk Pipelines LP:
5.200%, 06/01/2018	2,500,000	2,540,059
5.950%, 06/01/2026	1,360,000	1,521,330
Boston Scientific Corp.,
4.125%, 10/01/2023	3,000,000	3,182,714
BP Capital Markets PLC:
4.750%, 03/10/2019 (1)	2,500,000	2,606,892
2.521%, 01/15/2020 (1)	2,650,000	2,686,065
3.245%, 05/06/2022 (1)	1,000,000	1,035,903
Broadcom Corp. / Broadcom Cayman Finance Ltd.:
2.375%, 01/15/2020 (2)	1,500,000	1,508,286
3.000%, 01/15/2022 (2)	5,275,000	5,362,998
Bunge Limited Finance Corp.,
3.500%, 11/24/2020	2,500,000	2,573,218
Bunge Ltd. Finance Corp.,
3.750%, 09/25/2027	5,000,000	4,991,836
Cardinal Health, Inc.,
1.950%, 06/15/2018	5,600,000	5,608,221
Cenovus Energy, Inc.,
5.700%, 10/15/2019 (1)	3,000,000	3,179,100
Charter Communications Operating LLC,
4.464%, 07/23/2022	7,425,000	7,855,846
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
2.450%, 05/01/2020 (2)	4,125,000	4,156,288
Coca-Cola FEMSA SAB de CV,
2.375%, 11/26/2018 (1)	1,576,000	1,586,553
Comcast Corp.:
2.750%, 03/01/2023	1,475,000	1,491,205
2.350%, 01/15/2027	4,175,000	3,896,832
Constellation Brands, Inc.:
6.000%, 05/01/2022	2,250,000	2,572,676
2.700%, 05/09/2022	2,975,000	2,985,156
3.500%, 05/09/2027	3,475,000	3,521,482
Cox Communications, Inc.:
3.250%, 12/15/2022 (2)	3,600,000	3,631,460
3.850%, 02/01/2025 (2)	4,500,000	4,531,249
CVS Health Corp.:
2.250%, 08/12/2019	3,375,000	3,391,295
4.000%, 12/05/2023	4,425,000	4,691,992
Cytec Industries, Inc.,
3.500%, 04/01/2023	2,000,000	2,070,965
Daimler Finance North America LLC:
2.250%, 07/31/2019 (2)	2,300,000	2,309,889
2.200%, 05/05/2020 (2)	5,000,000	5,005,913
DCP Midstream LLC,
9.750%, 03/15/2019 (2)	1,600,000	1,748,000
Deutsche Telekom International Finance BV:
6.750%, 08/20/2018 (1)	2,850,000	2,975,144
6.000%, 07/08/2019 (1)	1,700,000	1,817,478
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
3.480%, 06/01/2019 (2)	10,900,000	11,116,444
The Dow Chemical Co.,
8.550%, 05/15/2019	8,800,000	9,716,997
DXC Technology Co.:
4.450%, 09/18/2022	11,000,000	11,662,438
4.250%, 04/15/2024	1,700,000	1,788,603
Ecolab, Inc.:
1.450%, 12/08/2017	4,000,000	3,999,177
3.250%, 01/14/2023	5,000,000	5,149,923
El du Pont de Nemours & Co.,
2.200%, 05/01/2020	2,500,000	2,516,089
Energy Transfer Partners LP,
9.700%, 03/15/2019	2,457,000	2,713,898
EnLink Midstream Partners LP,
4.400%, 04/01/2024	10,000,000	10,332,640
Enterprise Products Operating LLC,
2.550%, 10/15/2019	3,000,000	3,027,691
EQT Midstream Partners LP,
4.125%, 12/01/2026	5,000,000	5,010,194
ERAC USA Finance LLC:
2.350%, 10/15/2019 (2)	6,650,000	6,676,956
2.600%, 12/01/2021 (2)	4,825,000	4,801,762
Express Scripts Holding Co.,
3.000%, 07/15/2023	5,655,000	5,661,797
Federal Express Corp. Pass Through Trust,
Class 981B, 6.845%, 07/15/2020	802,111	826,174
Fidelity National Information Services, Inc.:
3.500%, 04/15/2023	2,319,000	2,390,290
3.875%, 06/05/2024	1,192,000	1,246,630
3.000%, 08/15/2026	2,000,000	1,941,274
Fiserv, Inc.:
4.750%, 06/15/2021	1,728,000	1,863,285

3.500%, 10/01/2022	2,900,000	3,002,172
FMC Corp.,
4.100%, 02/01/2024	2,000,000	2,067,690
Ford Motor Credit Co. LLC:
5.750%, 02/01/2021	2,000,000	2,193,174
3.336%, 03/18/2021	1,800,000	1,840,884
3.339%, 03/28/2022	2,000,000	2,032,371
2.979%, 08/03/2022	7,000,000	6,970,544
Freeport-McMoRan, Inc.:
6.750%, 02/01/2022	1,649,000	1,719,083
3.550%, 03/01/2022	2,200,000	2,166,318
3.875%, 03/15/2023	1,100,000	1,083,500
General Electric Co.:
6.000%, 08/07/2019	774,000	833,565
5.500%, 01/08/2020	731,000	788,777
5.550%, 05/04/2020	816,000	891,663
General Motors Financial Co., Inc.:
2.350%, 10/04/2019	5,500,000	5,518,386
4.375%, 09/25/2021	5,325,000	5,645,174
3.450%, 01/14/2022	1,475,000	1,506,537
3.150%, 06/30/2022	1,000,000	1,007,974
Georgia-Pacific LLC,
5.400%, 11/01/2020 (2)	6,797,000	7,448,120
Glencore Funding LLC:
2.500%, 01/15/2019 (2)	4,400,000	4,422,704
4.125%, 05/30/2023 (2)	1,750,000	1,821,837
4.625%, 04/29/2024 (2)	1,000,000	1,059,250
4.000%, 03/27/2027 (2)	4,725,000	4,753,607
Grupo Bimbo SAB de CV,
3.875%, 06/27/2024 (1)(2)	3,000,000	3,098,264
HP, Inc.,
4.650%, 12/09/2021	225,000	242,447
Hutchison Whampoa International Ltd.:
1.625%, 10/31/2017 (1)(2)	2,000,000	1,999,534
7.625%, 04/09/2019 (1)(2)	5,400,000	5,834,538
Hyundai Capital America:
2.500%, 03/18/2019 (2)	1,300,000	1,300,912
2.000%, 07/01/2019 (2)	2,500,000	2,478,649
1.750%, 09/27/2019 (2)	3,000,000	2,952,350
Ingersoll-Rand Co.,
6.391%, 11/15/2027 (1)	1,195,000	1,418,584
Ingersoll-Rand Global Holding Co. Ltd.,
2.875%, 01/15/2019	5,000,000	5,056,984
Johnson Controls International PLC,
4.250%, 03/01/2021 (1)	2,000,000	2,113,991
Keysight Technologies, Inc.,
3.300%, 10/30/2019	4,690,000	4,755,466
Kinder Morgan, Inc./DE:
5.625%, 11/15/2023 (2)	1,000,000	1,113,833
7.800%, 08/01/2031	7,000,000	8,877,227
Kraft Heinz Foods Co.:
3.500%, 06/06/2022	2,000,000	2,071,146
6.375%, 07/15/2028	6,629,000	7,964,127
Laboratory Corp. of America Holdings,
4.625%, 11/15/2020	468,000	497,550
LyondellBasell Industries NV,
6.000%, 11/15/2021 (1)	1,100,000	1,240,995
Martin Marietta Materials, Inc.,
6.600%, 04/15/2018	75,000	76,919
McCormick & Co., Inc.,
3.150%, 08/15/2024	6,000,000	6,053,231
Mead Johnson Nutrition Co.,
3.000%, 11/15/2020	5,400,000	5,547,746
Midcontinent Express Pipeline LLC,
6.700%, 09/15/2019 (2)	1,000,000	1,071,250
The Mosaic Co.,
4.250%, 11/15/2023	8,606,000	8,936,908
MPLX LP,
4.875%, 06/01/2025	10,192,000	10,922,866
Nabors Industries, Inc.,
6.150%, 02/15/2018	613,000	622,502
Noble Energy, Inc.,
4.150%, 12/15/2021	450,000	474,046
ONEOK Partners LP,
3.375%, 10/01/2022	6,100,000	6,161,368
Pentair Finance SA,
2.900%, 09/15/2018 (1)	2,782,000	2,803,759
Petrofac Ltd.,
3.400%, 10/10/2018 (1)(2)	6,880,000	6,832,700
Phillips 66 Partners LP,
3.605%, 02/15/2025	2,000,000	1,995,790

Pioneer Natural Resources Co.,
6.875%, 05/01/2018	1,225,000	1,260,064
POSCO,
5.250%, 04/14/2021 (1)(2)	3,000,000	3,234,149
R.R. Donnelley & Sons Co.,
7.625%, 06/15/2020	1,000,000	1,080,000
Republic Services, Inc.,
3.800%, 05/15/2018	4,000,000	4,050,256
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (2)	1,000,000	1,051,250
Roper Technologies, Inc.,
3.800%, 12/15/2026	1,450,000	1,492,573
Sabine Pass Liquefaction LLC,
5.875%, 06/30/2026	9,730,000	10,857,048
Samarco Mineracao SA,
5.375%, 09/26/2024 (1)(2)(6)	1,675,000	1,013,375
Schlumberger Holdings Corp.,
2.350%, 12/21/2018 (2)	4,500,000	4,525,792
Schneider Electric SE,
2.950%, 09/27/2022 (1)(2)	2,000,000	2,016,569
Sherwin-Williams Co.,
3.125%, 06/01/2024	4,000,000	4,020,101
Smithfield Foods, Inc.,
–%, 10/03/2021 (2)	8,000,000	7,991,964
Solvay Finance America LLC,
3.400%, 12/03/2020 (2)	4,375,000	4,514,979
Sysco Corp.:
2.600%, 10/01/2020	7,600,000	7,711,804
2.500%, 07/15/2021	2,000,000	2,012,745
2.600%, 06/12/2022	150,000	150,289
TC PipeLines LP:
4.375%, 03/13/2025	5,500,000	5,747,816
3.900%, 05/25/2027	8,025,000	8,038,162
Telefonica Emisiones SAU:
3.192%, 04/27/2018 (1)	1,000,000	1,008,095
5.462%, 02/16/2021 (1)	400,000	438,431
Telstra Corp. Ltd.,
3.125%, 04/07/2025 (1)(2)	5,650,000	5,682,395
Time Warner Cable LLC,
6.750%, 07/01/2018	2,000,000	2,072,398
Time Warner, Inc.:
6.875%, 06/15/2018	392,000	405,506
4.700%, 01/15/2021	1,325,000	1,417,493
4.750%, 03/29/2021	2,000,000	2,153,468
3.600%, 07/15/2025	4,000,000	4,014,286
TransCanada PipeLines Ltd.,
9.875%, 01/01/2021 (1)	556,000	678,704
TSMC Global Ltd.,
1.625%, 04/03/2018 (1)(2)	3,800,000	3,793,564
Tyco Electronics Group SA,
6.550%, 10/01/2017 (1)	1,245,000	1,245,000
Vale Overseas Ltd.:
4.375%, 01/11/2022 (1)	2,775,000	2,891,550
6.250%, 08/10/2026 (1)	3,460,000	3,926,062
Valero Energy Corp.:
9.375%, 03/15/2019	5,898,000	6,493,610
3.400%, 09/15/2026	4,500,000	4,439,328
Verizon Communications, Inc.:
4.150%, 03/15/2024	2,000,000	2,117,471
3.376%, 02/15/2025 (2)	6,424,000	6,446,332
4.125%, 03/16/2027	3,000,000	3,130,241
Wabtec Corp./DE:
4.375%, 08/15/2023	3,125,000	3,260,168
3.450%, 11/15/2026	5,000,000	4,916,897
Walgreen Co.,
5.250%, 01/15/2019	605,000	629,510
Waste Management, Inc.,
3.125%, 03/01/2025	1,975,000	1,997,533
Wesfarmers Ltd.,
1.874%, 03/20/2018 (1)(2)	3,900,000	3,904,833
WestRock MWV LLC,
7.375%, 09/01/2019	2,033,000	2,225,709
Williams Partners LP:
5.250%, 03/15/2020	1,000,000	1,073,336
4.125%, 11/15/2020	1,625,000	1,701,481
4.300%, 03/04/2024	2,500,000	2,637,305
Yara International ASA,
3.800%, 06/06/2026 (1)(2)	300,000	295,683
Zoetis, Inc.:
3.250%, 02/01/2023	7,150,000	7,393,540
4.500%, 11/13/2025	2,000,000	2,201,887
3.000%, 09/12/2027	4,000,000	3,952,390
		570,910,845	20.2%

Utilities
Fortis, Inc.,
2.100%, 10/04/2021 (1)	5,000,000	4,909,214
National Rural Utilities Cooperative Finance Corp.:
10.375%, 11/01/2018	3,694,000	4,034,399
2.000%, 01/27/2020	3,000,000	3,004,994
PPL Capital Funding, Inc.,
3.400%, 06/01/2023	2,475,000	2,548,249
PSEG Power LLC,
5.125%, 04/15/2020	220,000	235,066
Public Service Co. of New Mexico,
7.950%, 05/15/2018	3,220,000	3,339,740
RGS I&M Funding Corp.,
Class F, 9.820%, 12/07/2022	411,732	449,105
Southern Power Co.,
1.850%, 12/01/2017	2,050,000	2,050,794
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	3,800,000	4,021,597
		24,593,158	0.9%
Financials
ABN AMRO Bank NV:
2.500%, 10/30/2018 (1)(2)	1,200,000	1,208,542
2.450%, 06/04/2020 (1)(2)	2,650,000	2,669,928
Aetna, Inc.,
2.800%, 06/15/2023	4,000,000	4,024,602
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	3,000,000	3,000,886
Ally Financial, Inc.,
8.000%, 12/31/2018	96,000	102,600
American International Group, Inc.:
4.875%, 06/01/2022	6,000,000	6,590,610
4.125%, 02/15/2024	1,000,000	1,061,936
AmSouth Bancorporation,
6.750%, 11/01/2025	630,000	747,252
ANZ New Zealand (Int’l) Ltd./London:
2.600%, 09/23/2019 (1)(2)	4,140,000	4,185,752
2.850%, 08/06/2020 (1)(2)	4,000,000	4,071,690
2.125%, 07/28/2021 (1)(2)	1,200,000	1,181,126
Banco Santander SA,
3.500%, 04/11/2022 (1)	4,400,000	4,506,098
Bank of America Corp.:
6.875%, 04/25/2018	1,000,000	1,028,784
2.625%, 10/19/2020	5,000,000	5,053,439
2.369%, 07/21/2021	6,000,000	6,000,445
3.300%, 01/11/2023	3,350,000	3,431,913
4.000%, 04/01/2024	2,750,000	2,905,246
3.093%, 10/01/2025	3,000,000	2,996,360
3.705%, 04/24/2028	5,000,000	5,078,877
The Bank of Nova Scotia,
4.500%, 12/16/2025 (1)	7,000,000	7,376,794
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
2.700%, 09/09/2018 (1)(2)	2,550,000	2,571,139
2.150%, 09/14/2018 (1)(2)	1,000,000	1,002,596
2.300%, 03/10/2019 (1)(2)	1,125,000	1,130,302
2.300%, 03/05/2020 (1)(2)	3,000,000	3,006,906
BanPonce Trust I,
Class A, 8.327%, 02/01/2027	2,500,000	2,375,745
Barclays Bank PLC,
6.050%, 12/04/2017 (1)(2)	500,000	503,508
Barclays PLC:
2.000%, 03/16/2018 (1)	2,600,000	2,601,846
3.250%, 01/12/2021 (1)	2,000,000	2,036,060
3.684%, 01/10/2023 (1)	7,000,000	7,179,013
BB&T Corp.,
6.850%, 04/30/2019	2,322,000	2,496,586
The Bear Stearns Companies LLC:
6.400%, 10/02/2017	1,450,000	1,450,000
7.250%, 02/01/2018	2,275,000	2,317,380
BNZ International Funding Ltd./London:
2.350%, 03/04/2019 (1)(2)	3,300,000	3,318,645
2.100%, 09/14/2021 (1)(2)	10,000,000	9,806,296
BPCE SA:
5.700%, 10/22/2023 (1)(2)	3,950,000	4,399,167
4.000%, 04/15/2024 (1)	3,500,000	3,715,572
4.625%, 07/11/2024 (1)(2)	5,000,000	5,226,435
Caisse Centrale Desjardins,
1.976%, 01/29/2018 (3 Month LIBOR USD + 0.670%) (1)(2)(3)	8,600,000	8,616,976
Capital One Bank (USA) NA,
2.250%, 02/13/2019	3,500,000	3,510,082

Capital One NA,
2.650%, 08/08/2022	12,150,000	12,089,480
Capital One NA/Mclean VA,
1.992%, 02/05/2018 (3 Month LIBOR USD + 0.680%) (3)	2,000,000	2,002,281
Citigroup, Inc.:
1.700%, 04/27/2018	1,500,000	1,499,861
2.050%, 12/07/2018	5,700,000	5,708,231
2.876%, 07/24/2023	2,000,000	2,002,544
3.750%, 06/16/2024	500,000	521,298
3.887%, 01/10/2028	9,000,000	9,239,319
Citizens Bank NA/Providence RI:
2.450%, 12/04/2019	8,500,000	8,565,136
2.550%, 05/13/2021	2,000,000	2,008,369
CNA Financial Corp.:
5.750%, 08/15/2021	1,385,000	1,536,938
4.500%, 03/01/2026	5,000,000	5,342,326
Comerica Bank,
2.500%, 06/02/2020	3,375,000	3,393,405
Commonwealth Bank of Australia:
1.750%, 11/02/2018 (1)	4,500,000	4,495,276
5.000%, 10/15/2019 (1)(2)	4,335,000	4,595,307
Compass Bank:
2.750%, 09/29/2019	8,000,000	8,051,234
2.875%, 06/29/2022	3,125,000	3,110,160
3.875%, 04/10/2025	4,200,000	4,191,193
Cooperatieve Rabobank UA,
4.625%, 12/01/2023 (1)	3,400,000	3,653,590
Cooperatieve Rabobank UA/NY,
2.500%, 01/19/2021 (1)	8,175,000	8,259,344
Credit Agricole SA/London:
2.750%, 06/10/2020 (1)(2)	3,000,000	3,046,119
3.375%, 01/10/2022 (1)(2)	7,400,000	7,566,407
Credit Suisse AG/New York NY,
5.300%, 08/13/2019 (1)	3,220,000	3,410,962
Credit Suisse Group AG,
3.574%, 01/09/2023 (1)(2)	1,000,000	1,024,056
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 06/09/2023 (1)	8,700,000	9,005,830
Deutsche Bank AG:
2.950%, 08/20/2020 (1)	3,000,000	3,032,173
3.125%, 01/13/2021 (1)	2,175,000	2,197,936
4.250%, 10/14/2021 (1)	7,000,000	7,332,890
Discover Bank,
2.600%, 11/13/2018	2,500,000	2,516,266
Discover Financial Services,
4.100%, 02/09/2027	9,000,000	9,144,854
First Horizon National Corp.,
3.500%, 12/15/2020	11,496,000	11,836,221
First National Bank of Chicago Pass Through Trust,
Class 93-A, 8.080%, 01/05/2018	46,617	46,724
First Niagara Financial Group, Inc.,
6.750%, 03/19/2020	1,618,000	1,795,890
First Tennessee Bank NA,
2.950%, 12/01/2019	500,000	505,176
The Goldman Sachs Group, Inc.:
6.150%, 04/01/2018	4,025,000	4,112,945
2.900%, 07/19/2018	1,000,000	1,009,133
7.500%, 02/15/2019	865,000	929,018
2.550%, 10/23/2019	2,000,000	2,022,863
2.350%, 11/15/2021	2,825,000	2,800,835
3.000%, 04/26/2022	5,000,000	5,057,794
3.500%, 01/23/2025	2,000,000	2,029,100
3.272%, 09/29/2025	3,500,000	3,504,561
3.691%, 06/05/2028	4,000,000	4,031,130
Great West Life & Annuity Insurance Capital LP II,
3.852%, 05/16/2046 (3 Month LIBOR USD + 2.540%) (2)(3)	1,800,000	1,764,000
Guardian Life Global Funding,
2.000%, 04/26/2021 (2)	4,000,000	3,949,772
The Hartford Financial Services Group, Inc.,
5.125%, 04/15/2022	500,000	554,051
Highmark, Inc.,
4.750%, 05/15/2021 (2)	2,000,000	2,118,369
HSBC Finance Corp.,
6.676%, 01/15/2021	1,488,000	1,683,143
HSBC Holdings PLC,
3.600%, 05/25/2023 (1)	2,500,000	2,601,621
HSBC USA, Inc.,
2.350%, 03/05/2020	3,500,000	3,522,377
Humana, Inc.,
7.200%, 06/15/2018	2,000,000	2,074,112

Huntington Bancshares, Inc.:
3.150%, 03/14/2021	1,500,000	1,537,937
2.300%, 01/14/2022	1,300,000	1,287,562
The Huntington National Bank,
2.875%, 08/20/2020	3,500,000	3,562,638
ING Bank NV:
2.500%, 10/01/2019 (1)(2)	2,475,000	2,496,926
5.000%, 06/09/2021 (1)(2)	2,000,000	2,179,270
5.800%, 09/25/2023 (1)(2)	8,865,000	10,121,553
Invesco Finance PLC,
3.125%, 11/30/2022 (1)	4,500,000	4,599,014
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	10,000,000	10,145,150
Jefferies Group LLC:
6.875%, 04/15/2021	2,000,000	2,260,139
4.850%, 01/15/2027	1,425,000	1,495,732
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	2,325,000	2,775,599
JPMorgan Chase & Co.:
2.250%, 01/23/2020	7,875,000	7,917,396
2.295%, 08/15/2021	2,500,000	2,498,106
4.500%, 01/24/2022	3,000,000	3,250,532
2.543%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	5,000,000	5,108,367
KeyBank NA/Cleveland OH,
3.400%, 05/20/2026	2,200,000	2,189,349
LeasePlan Corp. NV:
3.000%, 10/23/2017 (1)(2)	4,559,000	4,561,837
2.500%, 05/16/2018 (1)(2)	5,000,000	5,006,229
Liberty Mutual Group, Inc.,
4.250%, 06/15/2023 (2)	2,000,000	2,136,208
Lloyds Bank PLC:
2.050%, 01/22/2019 (1)	3,000,000	3,005,363
5.800%, 01/13/2020 (1)(2)	2,900,000	3,130,966
Lloyds Banking Group PLC,
3.000%, 01/11/2022 (1)	7,000,000	7,057,954
Macquarie Bank Ltd.:
1.600%, 10/27/2017 (1)(2)	2,500,000	2,500,337
2.400%, 01/21/2020 (1)(2)	1,000,000	1,002,249
6.625%, 04/07/2021 (1)(2)	5,482,000	6,156,560
Manufacturers & Traders Trust Co.,
3.400%, 08/17/2027	4,600,000	4,610,462
Manulife Financial Corp.,
4.900%, 09/17/2020 (1)	2,375,000	2,547,903
Marsh & McLennan Companies, Inc.,
2.550%, 10/15/2018	1,000,000	1,006,860
MBIA Insurance Corp.,
12.564%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (Callable 01/15/2013) (2)(3)	500,000	240,000
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (2)	1,300,000	1,321,110
Mitsubishi UFJ Financial Group, Inc.:
2.190%, 09/13/2021 (1)	3,000,000	2,963,742
2.998%, 02/22/2022 (1)	2,575,000	2,610,434
Mizuho Bank Ltd.:
2.150%, 10/20/2018 (1)(2)	4,500,000	4,513,116
2.450%, 04/16/2019 (1)(2)	500,000	503,295
Mizuho Financial Group, Inc.,
2.601%, 09/11/2022 (1)	5,000,000	4,958,934
Morgan Stanley:
6.625%, 04/01/2018	1,700,000	1,741,548
7.300%, 05/13/2019	3,150,000	3,409,830
2.375%, 07/23/2019	1,000,000	1,006,368
2.713%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	7,000,000	7,159,116
3.125%, 07/27/2026	4,525,000	4,438,419
MUFG Americas Holdings Corp.,
3.500%, 06/18/2022	225,000	232,514
Nationwide Building Society,
2.350%, 01/21/2020 (1)(2)	3,000,000	3,015,593
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	1,303,000	1,415,486
Nomura Holdings, Inc.,
6.700%, 03/04/2020 (1)	1,000,000	1,099,499
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	6,000,000	6,110,792
People’s United Bank NA,
4.000%, 07/15/2024	5,000,000	5,116,014
Pricoa Global Funding I,
2.450%, 09/21/2022 (2)	1,250,000	1,252,422
Principal Life Global Funding II:
2.200%, 04/08/2020 (2)	2,000,000	2,004,188
3.000%, 04/18/2026 (2)	7,000,000	6,948,237
Protective Life Corp.,
7.375%, 10/15/2019	2,500,000	2,743,966

Protective Life Global Funding,
2.700%, 11/25/2020 (2)	3,000,000	3,026,542
Prudential Financial, Inc.,
7.375%, 06/15/2019	850,000	926,947
Regions Bank,
7.500%, 05/15/2018	2,475,000	2,560,559
Regions Financial Corp.,
2.750%, 08/14/2022	4,725,000	4,716,870
Reliance Standard Life Global Funding II,
3.050%, 01/20/2021 (2)	5,000,000	5,077,638
Santander Bank NA,
8.750%, 05/30/2018	4,415,000	4,610,332
Santander Holdings USA, Inc.,
2.700%, 05/24/2019	2,000,000	2,015,776
Santander UK Group Holdings PLC,
3.125%, 01/08/2021 (1)	2,325,000	2,365,964
Santander UK PLC:
3.050%, 08/23/2018 (1)	1,175,000	1,189,018
5.000%, 11/07/2023 (1)(2)	1,475,000	1,594,521
Skandinaviska Enskilda Banken AB,
2.450%, 05/27/2020 (1)(2)	8,500,000	8,573,610
SMBC Aviation Capital Finance DAC,
3.000%, 07/15/2022 (1)(2)	4,000,000	3,993,626
Societe Generale SA:
2.415%, 10/01/2018 (3 Month LIBOR USD + 1.080%) (1)(3)	2,500,000	2,520,977
2.625%, 10/01/2018 (1)	1,000,000	1,008,598
2.500%, 04/08/2021 (1)(2)	2,150,000	2,155,981
5.200%, 04/15/2021 (1)(2)	1,250,000	1,361,706
5.000%, 01/17/2024 (1)(2)	3,150,000	3,378,356
Standard Chartered PLC:
1.944%, 04/17/2018 (3 Month LIBOR USD + 0.640%) (1)(2)(3)	8,500,000	8,508,738
2.100%, 08/19/2019 (1)(2)	3,200,000	3,196,165
Stifel Financial Corp.,
4.250%, 07/18/2024	1,156,000	1,183,533
Sumitomo Mitsui Banking Corp.:
2.500%, 07/19/2018 (1)	3,000,000	3,020,588
2.250%, 07/11/2019 (1)	2,000,000	2,008,655
Sumitomo Mitsui Financial Group, Inc.,
2.442%, 10/19/2021 (1)	6,200,000	6,169,052
Sumitomo Mitsui Trust Bank Ltd,
2.050%, 03/06/2019 (1)(2)	12,000,000	12,010,298
SunTrust Bank/Atlanta GA:
5.450%, 12/01/2017	500,000	503,135
7.250%, 03/15/2018	1,506,000	1,542,796
3.300%, 05/15/2026	9,000,000	8,895,031
Svenska Handelsbanken AB:
2.500%, 01/25/2019 (1)	1,000,000	1,009,026
2.400%, 10/01/2020 (1)	5,000,000	5,047,086
Swedbank AB:
1.750%, 03/12/2018 (1)(2)	3,250,000	3,251,235
2.375%, 02/27/2019 (1)(2)	2,600,000	2,616,003
2.650%, 03/10/2021 (1)(2)	3,800,000	3,840,288
Synchrony Financial:
3.750%, 08/15/2021	5,000,000	5,157,605
4.250%, 08/15/2024	5,275,000	5,481,458
3.700%, 08/04/2026	3,000,000	2,938,167
Trinity Acquisition PLC,
4.400%, 03/15/2026 (1)	1,125,000	1,192,757
UBS Group Funding Switzerland AG:
2.950%, 09/24/2020 (1)(2)	6,225,000	6,319,291
2.650%, 02/01/2022 (1)(2)	5,000,000	4,980,338
3.491%, 05/23/2023 (1)(2)	1,250,000	1,279,815
Voya Financial, Inc.:
2.900%, 02/15/2018	696,000	699,023
3.125%, 07/15/2024	3,000,000	2,960,715
3.650%, 06/15/2026	2,000,000	2,004,761
WEA Finance LLC / Westfield UK & Europe Finance PLC:
2.700%, 09/17/2019 (2)	200,000	201,765
3.250%, 10/05/2020 (2)	7,500,000	7,658,587
Wells Fargo & Co.:
Class N, 2.150%, 01/30/2020	7,000,000	7,018,972
2.541%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	5,000,000	5,114,845
Westpac Banking Corp.:
1.600%, 01/12/2018 (1)	1,250,000	1,250,721
4.875%, 11/19/2019 (1)	2,775,000	2,943,617
2.100%, 05/13/2021 (1)	5,000,000	4,957,904
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	3,250,000	3,571,387
		681,541,953	24.1%
Total Corporate Bonds		1,277,045,956	45.2%

Taxable Municipal Bonds
Alabama Economic Settlement Authority,
3.163%, 09/15/2025	5,000,000	5,098,450
Alaska Municipal Bond Bank Authority:
4.309%, 08/01/2018	1,000,000	1,021,460
4.459%, 08/01/2019	1,340,000	1,402,324
California Qualified School Bond Joint Powers Authority,
5.955%, 03/01/2019	3,375,000	3,525,356
California School Finance Authority,
4.426%, 07/01/2020	2,500,000	2,635,250
Central Valley Support Joint Powers Agency,
5.326%, 09/01/2022	2,000,000	2,181,520
City of Bristol VA,
3.668%, 10/01/2022 (Callable 10/01/2020)	7,500,000	7,672,950
Cook County School District No. 104 Summit,
6.125%, 12/01/2027 (Callable 12/01/2017)	1,535,000	1,544,041
County of Cook IL,
5.240%, 11/15/2025 (Callable 11/15/2021)	2,345,000	2,543,856
Dallas Independent School District,
4.950%, 02/15/2022 (Callable 02/15/2021)	1,965,000	2,155,369
Davie Florida Water & Sewer Revenue,
6.062%, 10/01/2025 (Callable 10/01/2020)	1,000,000	1,109,790
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 10/30/2017)	650,000	658,444
New Hampshire Housing Finance Authority,
2.600%, 01/01/2020	1,525,000	1,524,466
New Jersey Economic Development Authority:
–%, 02/15/2019	4,450,000	4,322,018
–%, 02/15/2021	3,000,000	2,729,970
–%, 02/15/2022	2,000,000	1,744,240
North Carolina Housing Finance Agency:
4.000%, 01/01/2030 (Callable 07/01/2021)	270,000	276,261
3.000%, 01/01/2033 (Callable 01/01/2025)	4,955,000	4,943,207
North East Independent School District/TX,
5.240%, 08/01/2027	2,100,000	2,464,140
Public Finance Authority:
2.625%, 11/01/2019 (Callable 05/01/2018)	3,000,000	2,982,750
2.820%, 03/01/2020 (Callable 09/01/2018)	2,000,000	1,996,740
South Dakota Housing Development Authority,
2.700%, 11/01/2036 (Callable 11/01/2025)	1,960,000	1,937,107
Winnebago & Boone Counties School District No. 205 Rockford:
3.800%, 12/01/2026 (Callable 12/01/2025)	2,200,000	2,239,248
3.950%, 12/01/2027 (Callable 12/01/2025)	1,700,000	1,697,501
		60,406,458	2.1%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1989-2, Class D, 8.800%, 01/25/2019	763	785
Series 1990-108, Class G, 7.000%, 09/25/2020	1,753	1,839
Series G-29, Class O, 8.500%, 09/25/2021	269	290
Series 1991-137, Class H, 7.000%, 10/25/2021	15,253	16,160
Series 1993-32, Class H, 6.000%, 03/25/2023	10,352	11,061
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2021	55,953	59,000
6.000%, 07/01/2028	5,048	5,730
Federal Home Loan Mortgage Corp. (FHLMC):
Series 74, Class F, 6.000%, 10/15/2020	496	511
Series 1395, Class G, 6.000%, 10/15/2022	5,137	5,457
Government National Mortgage Association (GNMA),
Series 1999-4, Class ZB, 6.000%, 02/20/2029	66,511	73,769
		174,602	0.0%
Non-U.S. Government Agency Issues
Accredited Mortgage Loan Trust,
Series 2005-4, Class A1, 1.477%, 12/25/2035 (1 Month LIBOR USD + 0.240%) (3)	2,480,516	2,476,474
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	135,017	134,999
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (2)(6)	132,455	129,446
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 (6)	236,187	231,046
Series 2004-8CB, Class A, 1.507%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	3,328,776	3,334,107
Series 2005-11CB, Class 2A1, 5.500%, 06/25/2035 (6)	44,576	43,648
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027	4,825	5,047
Argent Securities Inc. Asset-Backed Pass-Through Certificates:
Series 2005-W3, Class A2D, 1.577%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	1,393,824	1,391,666
Series 2005-W5, Class A1, 1.472%, 01/25/2036 (1 Month LIBOR USD + 0.240%) (3)	8,416,971	8,345,260
Banc of America Alternative Loan Trust:
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	117,794	118,771
Series 2005-6, Class 7A1, 5.500%, 07/25/2020 (6)	6,324	6,058
Series 2006-2, Class 7A1, 6.000%, 03/25/2021 (6)	127,262	120,169
Series 2006-4, Class 3CB4, 6.000%, 05/25/2046 (6)	300,707	279,817

Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034	3,177,256	3,383,204
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 3.925%, 07/25/2034 (4)	1,471,848	1,461,783
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033	57,662	58,425
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028 (6)	3,921	3,558
Countrywide Asset-Backed Certificates:
Series 2004-12, Class AF6, 4.634%, 03/25/2035 (4)	2,774	2,848
Series 2005-1, Class AF6, 5.030%, 06/25/2035 (4)	197,810	201,589
Series 2006-9, Class 1AF3, 4.553%, 08/25/2036 (4)(6)	711,564	643,381
Series 2006-13, Class 1AF3, 4.479%, 01/25/2037 (4)(6)	91,880	168,618
Delta Funding Home Equity Loan Trust:
Series 1997-2, Class A6, 7.040%, 06/25/2027 (4)	1,125	1,088
Series 1999-2, Class A7F, 7.030%, 08/15/2030	269,340	313,749
GSAMP Trust,
Series 2005-WMC2, Class A1B, 1.547%, 11/25/2035 (1 Month LIBOR USD + 0.310%) (3)	1,879,795	1,884,260
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029 (4)	1,436	1,434
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020 (6)	165,961	164,776
Series 2006-A1, Class 2A1, 3.411%, 03/25/2036 (4)(6)	403,731	365,095
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 1.367%, 07/25/2036 (1 Month LIBOR USD + 0.130%) (3)	2,607,384	2,593,041
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	71,004	71,074
Series 2004-3, Class 1A1, 5.000%, 03/25/2019	17,049	17,088
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	24,268	24,524
MortgageIT Trust,
Series 2005-3, Class A1, 1.837%, 08/25/2035 (1 Month LIBOR USD + 0.600%) (3)	6,358,803	6,207,081
New Century Home Equity Loan Trust:
Series 2005-C, Class A1, 1.467%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	2,697,328	2,685,830
Series 2005-C, Class A2C, 1.487%, 12/25/2035 (1 Month LIBOR USD + 0.250%) (3)	1,387,806	1,385,706
New Residential Mortgage Loan Trust,
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (2)(4)	5,193,761	5,429,307
Nomura Home Equity Loan, Inc.,
Series 2006-HE2, Class A3, 1.407%, 03/25/2036 (1 Month LIBOR USD + 0.170%) (3)	2,454,707	2,450,095
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	8,091	7,997
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 11/25/2034	13,606	13,729
Saxon Asset Securities Trust,
Series 2005-4, Class A1B, 1.617%, 11/25/2037 (1 Month LIBOR USD + 0.380%) (3)	2,320,846	2,323,743
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 1.562%, 10/25/2035 (1 Month LIBOR USD + 0.330%) (2)(3)	749,643	749,610
Soundview Home Loan Trust,
Series 2003-2, Class A2, 2.537%, 11/25/2033 (1 Month LIBOR USD + 1.300%) (3)	1,957,397	1,993,309
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 1.907%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	2,235,835	2,224,923
Series 2006-BC1, Class A2D, 1.537%, 12/25/2036 (1 Month LIBOR USD + 0.300%) (3)	5,326,775	5,325,342
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 2.237%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	3,629,518	3,626,854
Structured Asset Securities Corp.,
Series 2004-22, Class A2, 4.986%, 01/25/2035 (4)	3,117,318	3,234,758
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 3.223%, 10/25/2043 (4)	4,589,535	4,646,291
Towd Point Mortgage Trust:
Series 2015-5, Class A1B, 2.750%, 05/25/2055 (2)	3,296,101	3,313,651
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)	2,961,786	2,995,376
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)	8,200,880	8,244,053
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	111,607	112,400
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	144,073	145,563
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	77,791	79,541
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	75,152	76,112
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	50,262	51,184
Series 2004-AR3, Class A1, 3.145%, 06/25/2034 (4)	3,690,948	3,754,913
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	3,084,038	3,264,718
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class A33, 2.237%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	3,242,528	3,255,585
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A17, 3.296%, 06/25/2035 (4)	5,083,053	5,203,486
		100,777,200	3.6%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K003, Class A4, 5.053%, 01/25/2019	9,000,000	9,271,687
Series K004, Class A2, 4.186%, 08/25/2019	8,095,000	8,406,342
Series K005, Class A2, 4.317%, 11/25/2019	6,475,000	6,762,316
Series K006, Class A2, 4.251%, 01/25/2020	2,993,000	3,131,571
Series K713, Class A2, 2.313%, 03/25/2020	4,450,000	4,483,201

Series K015, Class A2, 3.230%, 07/25/2021	2,950,000	3,059,586
Series K717, Class A2, 2.991%, 09/25/2021	14,569,000	15,023,921
Series K720, Class A2, 2.716%, 06/25/2022	15,850,000	16,166,637
Series K028, Class A2, 3.111%, 02/25/2023	13,850,000	14,369,184
Series K050, Class A2, 3.334%, 08/25/2025 (4)	12,150,000	12,709,944
		93,384,389	3.3%
Non-U.S. Government Agency Issues
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	11,050,000	11,289,122
COMM Mortgage Trust,
Series 2013-CR11, Class A4, 4.258%, 08/12/2050	10,000,000	10,815,450
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2011-C5, Class A3, 4.171%, 08/15/2046	9,669,215	10,233,466
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7, Class A4, 2.918%, 02/16/2046	9,540,000	9,707,395
Series 2016-C29, Class ASB, 3.140%, 05/17/2049	5,000,000	5,104,736
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%, 12/17/2047	16,400,000	16,916,899
Series 2015-P2, Class ASB, 3.656%, 12/17/2048	11,175,000	11,727,266
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	8,875,000	9,219,295
Series 2014-C21, Class A2, 2.917%, 08/16/2047	2,435,234	2,471,021
Series 2014-C24, Class ASB, 3.324%, 11/18/2047	8,652,000	8,943,549
Series 2013-C12, Class ASB, 2.838%, 03/17/2048	8,750,000	8,889,530
		105,317,729	3.7%
Other Asset Backed Securities
American Express Credit Account Master Trust,
Series 2017-1, Class A, 1.930%, 09/15/2022	12,000,000	12,025,584
Chesapeake Funding II LLC,
Series 2017-3A, Class A1, 1.910%, 08/15/2029 (2)	6,925,000	6,915,426
Citibank Credit Card Issuance Trust,
Series 2017-A3, Class A3, 1.920%, 04/07/2022	13,375,000	13,383,365
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028	134,427	138,574
Series 1998-7, Class A1, 6.320%, 05/01/2029	2,224,723	2,332,996
Series 1998-3, Class A5, 6.220%, 03/01/2030	252,383	268,837
Series 1998-4, Class A5, 6.180%, 04/01/2030	107,853	113,535
Discover Card Execution Note Trust,
Series 2016-A4, Class A4, 1.390%, 03/15/2022	10,925,000	10,840,729
Ford Credit Auto Owner Trust:
Series 2014-1, Class A, 2.260%, 11/15/2025 (2)	10,859,000	10,938,321
Series 2014-2, Class A, 2.310%, 04/15/2026 (2)	11,750,000	11,845,780
MMAF Equipment Finance LLC,
Series 2017-AA, Class A3, 2.040%, 02/16/2022 (2)	6,250,000	6,253,674
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	53,752	54,392
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024 (2)	899,405	900,431
SoFi Consumer Loan Program,
Series 2017-3, Class A, 2.770%, 05/26/2026 (2)	5,067,678	5,089,091
Synchrony Credit Card Master Note Trust,
Series 2012-2, Class A, 2.220%, 01/15/2022	8,375,000	8,425,658
		89,526,393	3.2%
Total Long-Term Investments (Cost $2,777,661,640)		2,791,824,101	98.7%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.95% (5)	66,395,732	66,395,732
Total Short-Term Investments (Cost $66,395,732)		66,395,732	2.4%
Total Investments (Cost $2,844,057,372)		2,858,219,833	101.1%
Liabilities in Excess of Other Assets		(30,899,598)	(1.1)%
TOTAL NET ASSETS		$2,827,320,235	100.0%

Notes to Schedule of Investments
(1)	Foreign Security.
(2)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2017, the value of these securities total $485,041,577, which represents 17.16% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2017.
(4)	Variable rate security. The rate reported is the rate in effect as of September 30, 2017.
(5)	7-Day Yield.
(6)	Security in default.

Baird Intermediate Bond Fund
Schedule of Investments, September 30, 2017 (Unaudited)
Summary of Fair Value Exposure at September 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$1,013,000,240	$–	$1,013,000,240
Other Government Related Securities	–	52,191,134	–	52,191,134
Corporate Bonds	–	1,277,045,956	–	1,277,045,956
Taxable Municipal Bonds	–	60,406,458	–	60,406,458
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	174,602	–	174,602
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	100,777,200	–	100,777,200
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	93,384,389	–	93,384,389
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	105,317,729	–	105,317,729
Other Asset Backed Securities	–	89,526,393	–	89,526,393
Total Long-Term Investments	–	2,791,824,101	–	2,791,824,101

Short-Term Investment
Money Market Mutual Fund	66,395,732	–	–	66,395,732
Total Short-Term Investment	66,395,732	–	–	66,395,732

Total Investments	$66,395,732	$2,791,824,101	$–	$2,858,219,833

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird Aggregate Bond Fund
Schedule of Investments
September 30, 2017 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$334,505,000	$332,610,344
1.875%, 03/31/2022	272,125,000	272,039,961
2.500%, 05/15/2024	430,900,000	440,729,906
2.250%, 11/15/2025	187,325,000	187,317,683
2.000%, 11/15/2026	154,150,000	150,217,971
3.500%, 02/15/2039	444,355,900	501,740,296
2.875%, 05/15/2043	702,975,000	708,576,832
2.500%, 02/15/2045	4,900,000	4,570,016
		2,597,803,009	18.7%
Other Government Related Securities
City of Berwyn IL,
5.790%, 12/01/2022	10,000,000	10,655,500
CNOOC Finance (2015) Australia Pty Ltd.,
2.625%, 05/05/2020 (1)	14,500,000	14,560,941
CNPC General Capital Ltd.,
2.750%, 05/14/2019 (1)(2)	2,000,000	2,012,488
Comision Federal de Electricidad,
4.875%, 01/15/2024 (1)(2)	2,678,000	2,872,155
Corp Andina de Fomento,
4.375%, 06/15/2022 (1)	6,107,000	6,598,980
Export-Import Bank of Korea,
2.250%, 01/21/2020 (1)	11,000,000	10,960,488
Industrial Bank of Korea,
2.000%, 04/23/2020 (1)(2)	7,000,000	6,902,144
The Korea Development Bank,
2.250%, 05/18/2020 (1)	2,000,000	1,984,357
Korea Electric Power Corp.,
6.750%, 08/01/2027 (1)	1,932,000	2,479,169
Korea Gas Corp.,
4.250%, 11/02/2020 (1)(2)	2,321,000	2,432,640
Nexen Energy ULC:
6.400%, 05/15/2037 (1)	3,392,000	4,342,445
7.500%, 07/30/2039 (1)	4,175,000	6,051,170
Petroleos Mexicanos:
8.000%, 05/03/2019 (1)	7,000,000	7,630,000
5.500%, 01/21/2021 (1)	5,600,000	5,975,200
4.875%, 01/24/2022 (1)	4,000,000	4,195,000
4.500%, 01/23/2026 (1)	2,500,000	2,495,750
6.625%, 06/15/2035 (1)	893,000	962,208
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (1)(2)	1,500,000	1,610,196
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (1)(2)	15,000,000	15,034,996
3.250%, 04/28/2025 (1)(2)	10,000,000	10,017,369
Sinopec Group Overseas Development [2016] Ltd.,
3.500%, 05/03/2026 (1)(2)	13,450,000	13,604,756
Sinopec Group Overseas Development [2017] Ltd:
2.250%, 09/13/2020 (1)(2)	9,125,000	9,099,368
3.000%, 04/12/2022 (1)(2)	15,000,000	15,168,840
		157,646,160	1.1%
Corporate Bonds
Industrials
21st Century Fox America, Inc.:
7.300%, 04/30/2028	6,350,000	8,138,170
6.150%, 03/01/2037	2,570,000	3,179,477
6.750%, 01/09/2038	5,650,000	7,420,933
Abbott Laboratories:
4.750%, 11/30/2036	33,949,000	37,495,383
4.900%, 11/30/2046	4,700,000	5,249,580
AbbVie, Inc.:
2.500%, 05/14/2020	9,500,000	9,613,832
4.500%, 05/14/2035	9,000,000	9,684,943
4.300%, 05/14/2036	6,000,000	6,299,149
Actavis Funding SCS:
3.850%, 06/15/2024 (1)	12,067,000	12,588,458
3.800%, 03/15/2025 (1)	12,000,000	12,462,113

Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	3,749,000	4,038,346
Agrium, Inc.,
3.375%, 03/15/2025 (1)	2,625,000	2,641,003
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	7,000,000	6,978,230
Ameritech Capital Funding Corp.,
6.450%, 01/15/2018	2,668,000	2,701,971
Amgen, Inc.,
4.400%, 05/01/2045	12,300,000	13,021,836
Anadarko Finance Co.,
Class B, 7.500%, 05/01/2031 (1)	7,170,000	8,923,235
Anadarko Petroleum Corp.,
8.700%, 03/15/2019	2,432,000	2,654,260
Analog Devices, Inc.,
3.125%, 12/05/2023	10,000,000	10,144,001
Anglo American Capital PLC,
9.375%, 04/08/2019 (1)(2)	1,785,000	1,972,907
Anheuser-Busch InBev Finance, Inc.:
2.650%, 02/01/2021	6,300,000	6,402,316
3.300%, 02/01/2023	7,400,000	7,672,130
3.650%, 02/01/2026	10,400,000	10,758,929
Apple, Inc.,
2.400%, 05/03/2023	2,678,000	2,672,918
AT&T, Inc.:
3.950%, 01/15/2025	5,000,000	5,135,593
3.400%, 05/15/2025	23,200,000	22,884,501
4.125%, 02/17/2026	7,650,000	7,849,567
3.900%, 08/14/2027	4,125,000	4,133,030
5.250%, 03/01/2037	10,000,000	10,523,773
4.800%, 06/15/2044	1,375,000	1,337,726
4.750%, 05/15/2046	5,000,000	4,808,457
5.650%, 02/15/2047	4,200,000	4,580,466
5.150%, 02/14/2050	10,000,000	10,048,696
Baxalta, Inc.,
2.875%, 06/23/2020	5,000,000	5,074,698
Bayer US Finance LLC,
2.375%, 10/08/2019 (2)	10,000,000	10,057,849
Becton Dickinson and Co.:
2.675%, 12/15/2019	4,007,000	4,055,110
3.250%, 11/12/2020	7,000,000	7,189,101
3.363%, 06/06/2024	6,300,000	6,358,777
3.734%, 12/15/2024	4,000,000	4,085,801
4.875%, 05/15/2044	10,815,000	11,307,271
Boardwalk Pipelines LP:
5.950%, 06/01/2026	17,721,000	19,823,158
4.450%, 07/15/2027	7,000,000	7,127,340
Boston Scientific Corp.:
2.650%, 10/01/2018	10,000,000	10,089,484
2.850%, 05/15/2020	7,000,000	7,116,812
Bunge Limited Finance Corp.:
8.500%, 06/15/2019	6,933,000	7,657,553
3.500%, 11/24/2020	12,235,000	12,593,327
3.000%, 09/25/2022	15,000,000	15,017,180
3.250%, 08/15/2026	11,550,000	11,129,494
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,000,000	3,182,953
Canadian Natural Resources Ltd.,
6.500%, 02/15/2037 (1)	982,000	1,190,327
Celgene Corp.:
3.550%, 08/15/2022	6,450,000	6,741,936
4.000%, 08/15/2023	2,477,000	2,650,699
CF Industries, Inc.:
3.450%, 06/01/2023	21,000,000	20,737,500
5.150%, 03/15/2034	3,000,000	2,992,500
Charter Communications Operating LLC,
4.464%, 07/23/2022	13,773,000	14,572,198
Charter Communications Operating LLC / Charter Communications Operating Capital,
6.384%, 10/23/2035	5,800,000	6,783,824
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
2.061%, 05/01/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	25,000,000	25,109,089
CK Hutchison International Ltd.,
2.875%, 04/05/2022 (1)(2)	8,000,000	8,046,483
Columbia Pipeline Group, Inc.:
2.450%, 06/01/2018	4,004,000	4,017,773
3.300%, 06/01/2020	14,575,000	14,918,262
4.500%, 06/01/2025	2,819,000	3,011,609

Comcast Corp.:
4.250%, 01/15/2033	5,712,000	6,142,209
3.200%, 07/15/2036	6,000,000	5,631,706
6.950%, 08/15/2037	5,953,000	8,300,057
ConAgra Foods, Inc.:
4.950%, 08/15/2020	332,000	350,904
9.750%, 03/01/2021	4,548,000	5,542,801
7.125%, 10/01/2026	6,441,000	7,949,142
7.000%, 10/01/2028	4,300,000	5,403,885
ConocoPhillips Co.,
2.215%, 05/15/2022 (3 Month LIBOR USD + 0.900%) (3)	8,425,000	8,593,652
Continental Airlines Pass Through Trust,
Class 974A, 6.900%, 07/02/2019	12,304	12,335
Cox Communications, Inc.:
3.850%, 02/01/2025 (2)	7,525,000	7,577,255
4.800%, 02/01/2035 (2)	9,000,000	8,911,430
8.375%, 03/01/2039 (2)	19,011,000	26,396,705
4.600%, 08/15/2047 (2)	5,000,000	4,958,502
Crane Co.,
2.750%, 12/15/2018	10,000,000	10,101,434
CVS Health Corp.,
3.500%, 07/20/2022	7,000,000	7,281,938
Daimler Finance North America LLC,
1.500%, 07/05/2019 (2)	10,700,000	10,612,370
Danone SA,
2.589%, 11/02/2023 (1)(2)	19,600,000	19,254,934
DCP Midstream LLC,
9.750%, 03/15/2019 (2)	5,065,000	5,533,512
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 (1)(4)	1,661,000	2,439,441
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.480%, 06/01/2019 (2)	8,947,000	9,124,663
4.420%, 06/15/2021 (2)	42,150,000	44,253,924
Dominion Gas Holdings LLC,
2.800%, 11/15/2020	7,275,000	7,394,741
The Dow Chemical Co.,
8.550%, 05/15/2019	26,000,000	28,709,309
DXC Technology Co.:
2.266%, 03/01/2021 (3 Month LIBOR USD + 0.950%) (3)	8,000,000	8,030,314
4.250%, 04/15/2024	34,725,000	36,534,840
4.750%, 04/15/2027	1,215,000	1,299,588
Enable Midstream Partners LP,
3.900%, 05/15/2024	5,000,000	5,026,711
Enbridge Energy Partners LP,
7.375%, 10/15/2045	10,000,000	12,882,102
Energy Transfer Partners LP:
9.700%, 03/15/2019	893,000	986,370
4.150%, 10/01/2020	10,000,000	10,443,876
4.050%, 03/15/2025	26,585,000	26,952,981
Ensco PLC,
5.200%, 03/15/2025 (1)	4,000,000	3,360,000
Enterprise Products Operating LLC,
3.700%, 02/15/2026	8,350,000	8,575,735
EQT Midstream Partners LP:
4.000%, 08/01/2024	3,000,000	3,049,575
4.125%, 12/01/2026	10,000,000	10,020,388
ERAC USA Finance LLC:
2.350%, 10/15/2019 (2)	4,000,000	4,016,214
3.300%, 12/01/2026 (2)	20,225,000	19,837,238
Express Scripts Holding Co.:
3.300%, 02/25/2021	2,350,000	2,417,028
4.750%, 11/15/2021	5,000,000	5,424,859
3.900%, 02/15/2022	10,000,000	10,526,610
3.000%, 07/15/2023	5,512,000	5,518,625
3.500%, 06/15/2024	9,000,000	9,131,986
Federal Express Corp. Pass Through Trust,
Class 981B, 6.845%, 07/15/2020	772,729	795,911
FedEx Corp.,
3.200%, 02/01/2025	6,000,000	6,109,361
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	5,577,000	5,807,432
3.500%, 04/15/2023	12,188,000	12,562,682
3.875%, 06/05/2024	582,000	608,673
4.500%, 08/15/2046	7,000,000	7,246,116
Fiserv, Inc.:
2.700%, 06/01/2020	10,000,000	10,115,629
4.625%, 10/01/2020	1,785,000	1,902,523
3.500%, 10/01/2022	5,410,000	5,600,604

FMC Corp.,
4.100%, 02/01/2024	6,400,000	6,616,608
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 (1)	5,000,000	4,988,494
4.375%, 05/10/2043 (1)	4,374,000	4,441,288
Ford Motor Credit Co. LLC:
2.240%, 06/15/2018	6,250,000	6,270,967
2.375%, 03/12/2019	6,806,000	6,839,751
2.597%, 11/04/2019	10,000,000	10,080,672
3.200%, 01/15/2021	25,000,000	25,503,330
3.336%, 03/18/2021	7,500,000	7,670,348
3.339%, 03/28/2022	5,000,000	5,080,928
2.979%, 08/03/2022	13,000,000	12,945,297
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (2)	24,000,000	26,229,611
Fortive Corp.,
2.350%, 06/15/2021	5,125,000	5,108,694
Freeport-McMoRan, Inc.:
6.500%, 11/15/2020	3,221,000	3,295,083
6.750%, 02/01/2022	2,649,000	2,761,582
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (2)	10,000,000	10,822,900
General Electric Co.:
2.200%, 01/09/2020	1,432,000	1,444,769
5.550%, 05/04/2020	1,585,000	1,731,968
4.650%, 10/17/2021	1,534,000	1,679,832
General Motors Financial Co., Inc.:
2.400%, 05/09/2019	9,000,000	9,039,560
2.350%, 10/04/2019	6,800,000	6,822,732
2.650%, 04/13/2020	3,500,000	3,526,257
4.200%, 03/01/2021	30,000,000	31,445,157
4.375%, 09/25/2021	2,675,000	2,835,839
3.450%, 01/14/2022	5,000,000	5,106,903
3.150%, 06/30/2022	6,000,000	6,047,843
Georgia-Pacific LLC,
2.539%, 11/15/2019 (2)	19,125,000	19,281,109
Gilead Sciences, Inc.,
4.600%, 09/01/2035	4,600,000	5,078,692
Glencore Funding LLC:
2.500%, 01/15/2019 (2)	4,463,000	4,486,029
4.125%, 05/30/2023 (2)	6,746,000	7,022,923
4.625%, 04/29/2024 (2)	30,620,000	32,434,235
4.000%, 04/16/2025 (2)	4,450,000	4,518,308
4.000%, 03/27/2027 (2)	17,550,000	17,656,253
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022 (1)(2)	13,157,000	14,048,123
3.875%, 06/27/2024 (1)(2)	18,220,000	18,816,791
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,633,000	3,742,058
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (2)	5,000,000	5,394,133
Halliburton Co.,
3.800%, 11/15/2025	9,000,000	9,241,281
Harris Corp.:
2.700%, 04/27/2020	4,000,000	4,041,990
3.832%, 04/27/2025	5,000,000	5,186,023
Hewlett Packard Enterprise Co.:
2.850%, 10/05/2018	8,875,000	8,963,723
2.100%, 10/04/2019 (2)	11,000,000	11,003,732
3.600%, 10/15/2020	10,000,000	10,365,456
4.400%, 10/15/2022	15,150,000	16,144,852
Historic TW, Inc.,
9.150%, 02/01/2023	5,535,000	7,136,150
Holcim US Finance Sarl & Cie SCS,
6.000%, 12/30/2019 (1)(2)	1,232,000	1,328,201
HP, Inc.,
4.650%, 12/09/2021	11,395,000	12,278,614
Hubbell, Inc.,
3.150%, 08/15/2027	11,700,000	11,693,823
Hutchison Whampoa International (09/19) Ltd.,
5.750%, 09/11/2019 (1)(2)	9,150,000	9,762,876
Hutchison Whampoa International Ltd.:
7.625%, 04/09/2019 (1)(2)	8,288,000	8,954,935
3.625%, 10/31/2024 (1)(2)	7,850,000	8,137,075
Hyundai Capital America:
2.500%, 03/18/2019 (2)	4,275,000	4,277,999
2.000%, 07/01/2019 (2)	8,600,000	8,526,552

2.750%, 09/18/2020 (2)	6,000,000	5,989,154
3.000%, 03/18/2021 (2)	15,000,000	15,042,515
3.100%, 04/05/2022 (2)	17,825,000	17,736,137
Hyundai Capital Services, Inc.,
2.625%, 09/29/2020 (1)(2)	5,150,000	5,131,175
Ingersoll-Rand Luxembourg Finance SA,
2.625%, 05/01/2020 (1)	2,650,000	2,673,613
The JM Smucker Co.,
3.500%, 03/15/2025	5,000,000	5,116,694
Johnson Controls International PLC:
6.000%, 01/15/2036 (1)	1,168,000	1,442,153
4.500%, 02/15/2047 (1)	4,400,000	4,669,471
4.950%, 07/02/2064 (1)	2,400,000	2,563,631
Keysight Technologies, Inc.:
3.300%, 10/30/2019	16,500,000	16,730,316
4.600%, 04/06/2027	32,450,000	34,135,583
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	893,000	970,100
4.300%, 05/01/2024	10,000,000	10,406,128
6.950%, 01/15/2038	2,008,000	2,435,581
6.500%, 09/01/2039	893,000	1,017,719
7.500%, 11/15/2040	4,017,000	5,039,513
Kinder Morgan, Inc./DE:
5.000%, 02/15/2021 (2)	4,155,000	4,457,780
5.625%, 11/15/2023 (2)	5,017,000	5,588,100
7.800%, 08/01/2031	14,995,000	19,016,288
7.750%, 01/15/2032	13,170,000	16,923,211
Kraft Heinz Foods Co.:
2.800%, 07/02/2020	4,000,000	4,072,265
3.000%, 06/01/2026	10,000,000	9,578,919
5.000%, 07/15/2035	14,740,000	16,058,416
Laboratory Corp. of America Holdings:
2.500%, 11/01/2018	11,345,000	11,394,403
3.200%, 02/01/2022	2,400,000	2,456,412
Lafarge SA,
7.125%, 07/15/2036 (1)	893,000	1,150,613
Lockheed Martin Corp.:
3.100%, 01/15/2023	5,000,000	5,149,891
4.090%, 09/15/2052 (2)	1,128,000	1,127,989
Magellan Midstream Partners LP,
3.200%, 03/15/2025	5,000,000	4,916,065
Marathon Petroleum Corp.:
3.400%, 12/15/2020	10,825,000	11,171,560
3.625%, 09/15/2024	1,600,000	1,629,383
4.750%, 09/15/2044	1,500,000	1,492,224
Martin Marietta Materials, Inc.,
6.250%, 05/01/2037	893,000	1,064,474
McCormick & Co., Inc.,
3.150%, 08/15/2024	13,350,000	13,468,440
Medtronic, Inc.,
3.150%, 03/15/2022 (1)	3,975,000	4,115,924
Microsoft Corp.:
4.450%, 11/03/2045	10,000,000	11,262,125
3.950%, 08/08/2056	12,000,000	12,365,737
Molex Electronic Technologies LLC,
2.878%, 04/15/2020 (2)	23,093,000	23,242,341
The Mosaic Co.:
4.250%, 11/15/2023	5,000,000	5,192,255
5.450%, 11/15/2033	2,000,000	2,067,116
4.875%, 11/15/2041	5,000,000	4,709,559
MPLX LP:
4.500%, 07/15/2023	22,405,000	23,836,620
4.875%, 12/01/2024	8,310,000	8,954,544
4.125%, 03/01/2027	7,275,000	7,407,240
Mylan NV:
3.150%, 06/15/2021 (1)	5,000,000	5,087,616
3.950%, 06/15/2026 (1)	28,925,000	29,448,674
Nabors Industries, Inc.,
6.150%, 02/15/2018	686,000	696,633
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	1,360,000	1,971,768
Newell Brands, Inc.,
3.850%, 04/01/2023	15,000,000	15,759,028
Nissan Motor Acceptance Corp.,
1.500%, 03/02/2018 (2)	5,900,000	5,897,123
Noble Holding International Ltd.,
5.750%, 03/16/2018 (1)(4)	4,000,000	4,030,000

ONEOK Partners LP:
8.625%, 03/01/2019	7,627,000	8,281,995
3.375%, 10/01/2022	1,130,000	1,141,368
Oracle Corp.:
3.400%, 07/08/2024	3,000,000	3,124,320
2.950%, 05/15/2025	6,025,000	6,075,556
Orange SA,
9.000%, 03/01/2031 (1)(2)	10,000,000	15,180,156
Pacific Bell Telephone Co.,
7.125%, 03/15/2026	5,000,000	6,161,191
Pactiv LLC,
7.950%, 12/15/2025	286,000	322,465
Pernod Ricard SA:
4.450%, 01/15/2022 (1)(2)	331,000	354,123
4.250%, 07/15/2022 (1)(2)	20,527,000	22,053,316
Perrigo Finance Unlimited Co.,
4.375%, 03/15/2026 (1)	4,875,000	5,055,754
Petrofac Ltd.,
3.400%, 10/10/2018 (1)(2)	15,546,000	15,439,121
Pfizer, Inc.,
5.800%, 08/12/2023	6,000,000	7,068,369
Phillips 66:
4.300%, 04/01/2022	10,000,000	10,740,659
5.875%, 05/01/2042	6,000,000	7,380,496
4.875%, 11/15/2044	21,130,000	22,926,151
Phillips 66 Partners LP,
3.550%, 10/01/2026	7,000,000	6,848,212
POSCO,
4.250%, 10/28/2020 (1)(2)	975,000	1,014,585
Potash Corp of Saskatchewan, Inc.,
6.500%, 05/15/2019 (1)	5,000,000	5,325,017
QEP Resources, Inc.,
6.800%, 03/01/2020	893,000	930,952
Qualcomm, Inc.:
1.866%, 05/20/2020 (3 Month LIBOR USD + 0.550%) (3)	7,450,000	7,520,275
2.250%, 05/20/2020	3,600,000	3,638,123
R.R. Donnelley & Sons Co.,
7.625%, 06/15/2020	893,000	964,440
Regency Energy Partners LP / Regency Energy Finance Corp.,
5.875%, 03/01/2022	8,955,000	9,912,025
Republic Services, Inc.:
5.500%, 09/15/2019	7,400,000	7,893,216
3.550%, 06/01/2022	3,000,000	3,127,687
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035 (1)	446,000	534,765
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (2)	1,785,000	1,876,481
Rockwell Collins, Inc.,
4.350%, 04/15/2047	9,175,000	9,503,538
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025	27,500,000	30,336,211
5.875%, 06/30/2026	18,000,000	20,084,981
Samarco Mineracao SA,
5.750%, 10/24/2023 (1)(2)(6)	4,463,000	2,700,115
Schlumberger Holdings Corp.,
2.350%, 12/21/2018 (2)	10,000,000	10,057,316
Shell International Finance BV:
3.250%, 05/11/2025 (1)	5,725,000	5,860,028
4.125%, 05/11/2035 (1)	10,000,000	10,560,124
The Sherwin-Williams Co.,
4.500%, 06/01/2047	4,000,000	4,197,786
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (1)	25,000,000	24,844,433
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)	1,339,000	1,686,069
Smithfield Foods, Inc.:
0.025%, 10/03/2021 (2)	6,000,000	5,993,973
3.350%, 02/01/2022 (2)	7,000,000	7,133,322
Solvay Finance America LLC:
3.400%, 12/03/2020 (2)	15,088,000	15,570,742
4.450%, 12/03/2025 (2)	43,329,000	46,570,148
Spectra Energy Partners LP,
4.500%, 03/15/2045	7,000,000	7,051,370
Sprint Capital Corp.,
6.900%, 05/01/2019	2,499,000	2,664,559
Stryker Corp.,
2.625%, 03/15/2021	6,225,000	6,299,353

Sunoco Logistics Partners Operations LP:
3.900%, 07/15/2026	12,000,000	11,904,854
5.400%, 10/01/2047	7,425,000	7,552,808
Sysco Corp.,
3.300%, 07/15/2026	11,550,000	11,572,998
TC PipeLines LP:
4.375%, 03/13/2025	19,265,000	20,133,033
3.900%, 05/25/2027	1,717,000	1,719,816
Telecom Italia Capital SA:
7.175%, 06/18/2019 (1)	1,785,000	1,935,030
7.200%, 07/18/2036 (1)	5,475,000	6,761,351
Telefonica Emisiones SAU:
5.462%, 02/16/2021 (1)	8,830,000	9,678,372
5.213%, 03/08/2047 (1)	7,225,000	7,951,366
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023 (1)	25,000,000	23,844,800
3.150%, 10/01/2026 (1)	15,000,000	13,825,447
Thermo Fisher Scientific, Inc.:
2.150%, 12/14/2018	4,000,000	4,017,756
3.000%, 04/15/2023	7,975,000	8,106,788
Time Warner Cable LLC:
6.550%, 05/01/2037	893,000	1,048,873
6.750%, 06/15/2039	2,767,000	3,319,960
Time Warner, Inc.:
3.600%, 07/15/2025	2,200,000	2,207,858
3.875%, 01/15/2026	7,000,000	7,085,646
2.950%, 07/15/2026	6,250,000	5,902,937
3.800%, 02/15/2027	6,300,000	6,301,465
7.625%, 04/15/2031	5,207,000	7,101,968
7.700%, 05/01/2032	12,018,000	16,710,316
The Timken Co.,
3.875%, 09/01/2024	2,000,000	2,019,650
TransCanada PipeLines Ltd.,
4.875%, 01/15/2026 (1)	12,000,000	13,461,404
TSMC Global Ltd.,
1.625%, 04/03/2018 (1)(2)	9,865,000	9,848,292
TTX Co.:
3.600%, 01/15/2025 (2)	5,000,000	5,123,177
3.900%, 02/01/2045 (2)	10,250,000	9,923,536
Tyco Electronics Group SA,
6.550%, 10/01/2017 (1)	6,248,000	6,248,000
US Airways Pass Through Trust,
Class 981A, 6.850%, 01/30/2018	34,875	35,573
Vale Overseas Ltd.:
5.875%, 06/10/2021 (1)	13,075,000	14,375,963
6.250%, 08/10/2026 (1)	7,000,000	7,942,900
8.250%, 01/17/2034 (1)	8,526,000	10,753,417
6.875%, 11/21/2036 (1)	1,483,000	1,698,035
6.875%, 11/10/2039 (1)	2,893,000	3,315,957
Valero Energy Corp.:
9.375%, 03/15/2019	15,578,000	17,151,146
6.625%, 06/15/2037	2,100,000	2,649,635
Valero Energy Partners LP,
4.375%, 12/15/2026	10,000,000	10,319,695
Verisk Analytics, Inc.,
5.800%, 05/01/2021	8,325,000	9,192,650
Verizon Communications, Inc.:
4.150%, 03/15/2024	3,000,000	3,176,207
4.500%, 08/10/2033	16,325,000	16,726,432
4.272%, 01/15/2036	8,148,000	8,004,625
5.250%, 03/16/2037	18,000,000	19,739,449
4.812%, 03/15/2039	36,839,000	38,029,157
Vulcan Materials Co.:
7.500%, 06/15/2021	4,000,000	4,676,009
7.150%, 11/30/2037	3,446,000	4,538,750
Wabtec Corp./DE:
4.375%, 08/15/2023	2,678,000	2,793,834
3.450%, 11/15/2026	19,315,000	18,993,972
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	6,383,000	6,592,216
3.800%, 11/18/2024	5,934,000	6,139,326
Western Gas Partners LP,
5.375%, 06/01/2021	10,701,000	11,460,210
WestRock Co.,
3.000%, 09/15/2024 (2)	10,000,000	10,009,254
WestRock MWV LLC:
9.750%, 06/15/2020	143,000	167,060

8.200%, 01/15/2030	7,963,000	11,157,039
The Williams Companies, Inc.,
4.550%, 06/24/2024	5,000,000	5,175,000
Williams Partners LP:
3.600%, 03/15/2022	10,176,000	10,513,788
6.300%, 04/15/2040	2,767,000	3,313,881
Woodside Finance Ltd.,
3.650%, 03/05/2025 (1)(2)	12,300,000	12,387,826
Yara International ASA,
3.800%, 06/06/2026 (1)(2)	13,965,000	13,764,055
Zimmer Holdings, Inc.,
3.150%, 04/01/2022	9,500,000	9,672,522
Zoetis, Inc.:
3.450%, 11/13/2020	5,145,000	5,319,426
3.250%, 02/01/2023	34,200,000	35,364,904
4.700%, 02/01/2043	3,568,000	3,948,659
		2,854,044,384	20.4%
Utilities
Ameren Corp.,
2.700%, 11/15/2020	10,000,000	10,131,729
Arizona Public Service Co.,
8.750%, 03/01/2019	759,000	829,104
Berkshire Hathaway Energy Co.,
2.400%, 02/01/2020	5,000,000	5,046,278
Duke Energy Corp.,
2.650%, 09/01/2026	10,000,000	9,563,118
Edison International,
2.950%, 03/15/2023	5,000,000	5,063,386
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)	19,175,000	19,332,427
Enel Finance International NV:
2.875%, 05/25/2022 (1)(2)	7,000,000	7,045,348
3.625%, 05/25/2027 (1)(2)	17,500,000	17,535,574
4.750%, 05/25/2047 (1)(2)	5,000,000	5,292,023
ENEL Finance International NV,
6.800%, 09/15/2037 (1)(2)	1,565,000	2,063,751
Entergy Corp.,
2.950%, 09/01/2026	13,075,000	12,644,405
Exelon Corp.,
4.950%, 06/15/2035	3,500,000	3,876,160
Exelon Generation Co. LLC,
6.200%, 10/01/2017	1,964,000	1,964,000
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (1)(2)	4,909,000	5,241,422
National Rural Utilities Cooperative Finance Corp.:
2.000%, 01/27/2020	2,000,000	2,003,329
8.000%, 03/01/2032	4,659,000	6,842,923
NextEra Energy Capital Holdings, Inc.,
Class D, 4.664%, 09/01/2067 (3 Month LIBOR USD + 3.350%) (3)	2,455,000	2,457,805
NiSource Finance Corp.,
3.950%, 03/30/2048	11,750,000	11,580,411
PSEG Power LLC,
5.125%, 04/15/2020	3,575,000	3,819,825
RGS I&M Funding Corp.,
Class F, 9.820%, 12/07/2022	713,509	778,274
South Carolina Electric & Gas Co.,
4.100%, 06/15/2046	10,000,000	10,119,218
The Southern Co.,
4.250%, 07/01/2036	5,525,000	5,716,745
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	1,785,000	1,889,092
		150,836,347	1.1%
Financials
ABN AMRO Bank NV:
2.500%, 10/30/2018 (1)(2)	11,033,000	11,111,533
2.100%, 01/18/2019 (1)(2)	10,550,000	10,582,368
2.450%, 06/04/2020 (1)(2)	9,000,000	9,067,680
7.750%, 05/15/2023 (1)(2)	7,200,000	8,686,659
4.750%, 07/28/2025 (1)(2)	11,750,000	12,474,869
4.800%, 04/18/2026 (1)(2)	9,000,000	9,615,186
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	6,000,000	6,001,772
Ally Financial, Inc.,
8.000%, 12/31/2018	360,000	384,750
American International Group, Inc.:
6.400%, 12/15/2020	10,830,000	12,176,243
4.875%, 06/01/2022	17,698,000	19,440,102

4.125%, 02/15/2024	893,000	948,309
3.875%, 01/15/2035	4,875,000	4,773,803
8.175%, 05/15/2058 (7)	893,000	1,216,712
Ameriprise Financial, Inc.,
7.300%, 06/28/2019	1,785,000	1,942,766
AmSouth Bancorporation,
6.750%, 11/01/2025	223,000	264,504
Anthem, Inc.,
5.100%, 01/15/2044	1,584,000	1,825,352
ANZ New Zealand (Int’l) Ltd./London:
2.850%, 08/06/2020 (1)(2)	15,350,000	15,625,108
2.750%, 02/03/2021 (1)(2)	3,000,000	3,024,803
Aon PLC:
4.000%, 11/27/2023 (1)	6,150,000	6,546,752
3.875%, 12/15/2025 (1)	9,126,000	9,604,586
4.450%, 05/24/2043 (1)	1,274,000	1,292,403
Australia & New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (1)(2)	16,000,000	16,794,955
BAC Capital Trust VI,
5.625%, 03/08/2035	357,000	366,251
Banco Santander SA,
3.500%, 04/11/2022 (1)	13,000,000	13,313,471
Bank of America Corp.:
6.875%, 04/25/2018	3,162,000	3,253,015
2.625%, 10/19/2020	5,000,000	5,053,439
2.369%, 07/21/2021 (7)	24,000,000	24,001,780
3.300%, 01/11/2023	7,000,000	7,171,161
4.125%, 01/22/2024	15,000,000	15,957,969
3.093%, 10/01/2025 (7)	15,000,000	14,981,800
3.500%, 04/19/2026	9,000,000	9,150,071
3.248%, 10/21/2027	6,000,000	5,879,781
3.705%, 04/24/2028 (7)	12,000,000	12,189,304
7.750%, 05/14/2038	1,138,000	1,671,913
Bank of Montreal,
1.800%, 07/31/2018 (1)	3,600,000	3,606,741
The Bank of Nova Scotia:
1.700%, 06/11/2018 (1)	15,000,000	15,012,246
2.450%, 09/19/2022 (1)	10,000,000	9,948,046
4.500%, 12/16/2025 (1)	5,500,000	5,796,052
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
4.100%, 09/09/2023 (1)(2)	2,911,000	3,103,922
3.750%, 03/10/2024 (1)(2)	2,800,000	2,927,646
BanPonce Trust I,
Class A, 8.327%, 02/01/2027	1,941,000	1,844,528
Barclays Bank PLC,
6.050%, 12/04/2017 (1)(2)	10,000,000	10,070,157
Barclays PLC:
3.250%, 01/12/2021 (1)	12,175,000	12,394,515
3.684%, 01/10/2023 (1)	24,625,000	25,254,743
3.650%, 03/16/2025 (1)	8,100,000	8,116,969
BB&T Corp.,
2.625%, 06/29/2020	5,000,000	5,081,501
The Bear Stearns Companies LLC,
7.250%, 02/01/2018	5,547,000	5,650,333
Berkshire Hathaway, Inc.,
2.750%, 03/15/2023	14,675,000	14,918,483
BNP Paribas SA:
2.375%, 05/21/2020 (1)	10,000,000	10,098,372
3.250%, 03/03/2023 (1)	3,570,000	3,678,721
BNZ International Funding Ltd./London:
2.350%, 03/04/2019 (1)(2)	7,300,000	7,341,244
2.400%, 02/21/2020 (1)(2)	7,000,000	7,026,478
2.750%, 03/02/2021 (1)(2)	14,000,000	14,135,618
2.650%, 11/03/2022 (1)(2)	20,350,000	20,260,446
BPCE SA:
2.500%, 07/15/2019 (1)	7,925,000	7,999,019
5.700%, 10/22/2023 (1)(2)	21,395,000	23,827,890
4.000%, 04/15/2024 (1)	2,500,000	2,653,980
5.150%, 07/21/2024 (1)(2)	26,285,000	28,335,548
4.500%, 03/15/2025 (1)(2)	5,000,000	5,166,976
Capital One Bank (USA) NA,
3.375%, 02/15/2023	36,807,000	37,352,996
Capital One Financial Corp.,
3.050%, 03/09/2022	4,000,000	4,045,676
Capital One NA/Mclean VA:
1.992%, 02/05/2018 (3 Month LIBOR USD + 0.680%) (3)	3,625,000	3,629,134
2.400%, 09/05/2019	12,000,000	12,053,902

1.850%, 09/13/2019	5,000,000	4,964,906
Chubb INA Holdings, Inc.,
2.875%, 11/03/2022	8,750,000	8,911,658
Citigroup, Inc.:
1.700%, 04/27/2018	3,600,000	3,599,666
2.050%, 12/07/2018	11,000,000	11,015,884
2.350%, 08/02/2021	9,000,000	8,935,514
2.750%, 04/25/2022	8,675,000	8,716,711
2.876%, 07/24/2023 (7)	20,350,000	20,375,891
2.746%, 09/01/2023 (3 Month LIBOR USD + 1.430%) (3)	7,000,000	7,179,008
3.750%, 06/16/2024	1,000,000	1,042,596
3.700%, 01/12/2026	4,500,000	4,613,710
3.887%, 01/10/2028 (7)	7,600,000	7,802,091
Citizens Bank NA:
2.500%, 03/14/2019	7,800,000	7,854,950
2.250%, 03/02/2020	4,750,000	4,756,283
Citizens Bank NA/Providence RI:
2.300%, 12/03/2018	4,000,000	4,014,978
2.450%, 12/04/2019	19,300,000	19,447,897
CNA Financial Corp.:
5.750%, 08/15/2021	7,199,000	7,988,747
7.250%, 11/15/2023	4,000,000	4,831,063
4.500%, 03/01/2026	14,000,000	14,958,515
3.450%, 08/15/2027	9,550,000	9,446,537
Comerica Bank:
2.500%, 06/02/2020	29,000,000	29,158,142
4.000%, 07/27/2025	10,000,000	10,326,964
Commonwealth Bank of Australia,
2.050%, 03/15/2019 (1)	10,275,000	10,306,240
Compass Bank:
2.750%, 09/29/2019	31,216,000	31,415,914
2.875%, 06/29/2022	8,000,000	7,962,010
3.875%, 04/10/2025	23,885,000	23,834,916
Cooperatieve Rabobank UA:
4.625%, 12/01/2023 (1)	14,630,000	15,721,184
3.750%, 07/21/2026 (1)	12,000,000	12,174,521
Credit Agricole SA/London,
3.375%, 01/10/2022 (1)(2)	10,180,000	10,408,923
Credit Suisse AG/New York NY:
5.300%, 08/13/2019 (1)	1,406,000	1,489,383
5.400%, 01/14/2020 (1)	5,000,000	5,346,715
3.625%, 09/09/2024 (1)	4,325,000	4,491,216
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	17,000,000	17,408,952
4.282%, 01/09/2028 (1)(2)	8,900,000	9,270,386
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)	14,550,000	15,061,475
4.550%, 04/17/2026 (1)	2,000,000	2,144,006
Credit Suisse USA, Inc.,
7.125%, 07/15/2032	5,063,000	6,981,630
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	12,000,000	12,136,561
Deutsche Bank AG:
2.700%, 07/13/2020 (1)	14,000,000	14,056,776
2.950%, 08/20/2020 (1)	575,000	581,166
3.125%, 01/13/2021 (1)	10,800,000	10,913,889
4.250%, 10/14/2021 (1)	30,425,000	31,871,884
Deutsche Bank AG/London,
3.700%, 05/30/2024 (1)	10,000,000	10,144,269
Discover Bank,
2.600%, 11/13/2018	4,875,000	4,906,719
Discover Bank/Greenwood DE:
Class AI, 4.200%, 08/08/2023	20,000,000	21,222,496
3.450%, 07/27/2026	12,000,000	11,741,510
Discover Financial Services:
3.950%, 11/06/2024	5,000,000	5,118,341
4.100%, 02/09/2027	9,150,000	9,297,269
Fifth Third Bancorp,
2.875%, 07/27/2020	6,000,000	6,113,927
First Horizon National Corp.,
3.500%, 12/15/2020	29,078,000	29,938,556
First Tennessee Bank NA,
2.950%, 12/01/2019	5,612,000	5,670,098
FirstMerit Bank NA/Akron OH,
4.270%, 11/25/2026	4,600,000	4,773,671
FMR LLC,
4.950%, 02/01/2033 (2)	1,750,000	1,953,056

GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/2020 (1)	12,638,000	12,771,037
Goldman Sachs Capital I,
6.345%, 02/15/2034	1,053,000	1,313,022
The Goldman Sachs Group, Inc.:
6.150%, 04/01/2018	5,634,000	5,757,102
7.500%, 02/15/2019	1,964,000	2,109,354
2.550%, 10/23/2019	2,700,000	2,730,865
2.350%, 11/15/2021	6,175,000	6,122,180
3.000%, 04/26/2022	20,000,000	20,231,174
2.905%, 07/24/2023 (7)	8,000,000	8,005,753
2.917%, 11/29/2023 (3 Month LIBOR USD + 1.600%) (3)	5,000,000	5,184,310
3.850%, 07/08/2024	3,000,000	3,121,464
3.500%, 01/23/2025	3,000,000	3,043,651
3.750%, 05/22/2025	5,000,000	5,140,684
3.272%, 09/29/2025 (7)	15,000,000	15,019,547
3.064%, 10/28/2027 (3 Month LIBOR USD + 1.750%) (3)	10,000,000	10,409,100
3.691%, 06/05/2028 (7)	6,775,000	6,827,726
Great West Life & Annu Ins Cap Gtd Sb Deb144a46,
3.852%, 05/16/2046 (3 Month LIBOR USD + 2.540%) (2)(3)	2,499,000	2,449,020
The Guardian Life Insurance Co. of America:
7.375%, 09/30/2039 (2)	9,425,000	13,459,279
4.875%, 06/19/2064 (2)	2,000,000	2,193,975
The Hartford Financial Services Group, Inc.:
5.125%, 04/15/2022	1,538,000	1,704,262
8.125%, 06/15/2068 (2)(7)	1,964,000	2,037,650
Highmark, Inc.,
4.750%, 05/15/2021 (2)	4,378,000	4,637,109
HSBC Bank PLC,
1.955%, 05/15/2018 (3 Month LIBOR USD + 0.640%) (1)(2)(3)	4,950,000	4,966,340
HSBC Bank USA NA,
7.000%, 01/15/2039	4,200,000	6,004,412
HSBC Finance Corp.,
6.676%, 01/15/2021	8,461,000	9,570,615
HSBC Holdings PLC:
2.650%, 01/05/2022 (1)	4,000,000	4,014,702
3.600%, 05/25/2023 (1)	2,275,000	2,367,475
4.375%, 11/23/2026 (1)	10,000,000	10,424,722
HSBC USA, Inc.:
2.350%, 03/05/2020	3,000,000	3,019,180
5.000%, 09/27/2020	3,716,000	3,996,967
9.125%, 05/15/2021	625,000	755,486
Humana, Inc.,
7.200%, 06/15/2018	1,870,000	1,939,295
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	7,600,000	7,792,211
2.300%, 01/14/2022	26,450,000	26,196,938
The Huntington National Bank:
2.000%, 06/30/2018	9,000,000	9,021,361
2.200%, 11/06/2018	4,825,000	4,840,338
ING Bank NV:
2.050%, 08/17/2018 (1)(2)	7,275,000	7,289,932
2.000%, 11/26/2018 (1)(2)	6,000,000	6,003,278
2.500%, 10/01/2019 (1)(2)	3,500,000	3,531,006
2.450%, 03/16/2020 (1)(2)	9,225,000	9,286,551
5.800%, 09/25/2023 (1)(2)	27,075,000	30,912,697
Invesco Finance PLC:
3.125%, 11/30/2022 (1)	5,902,000	6,031,863
3.750%, 01/15/2026 (1)	4,900,000	5,103,830
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	23,475,000	23,815,740
Jefferies Group LLC:
6.875%, 04/15/2021	3,570,000	4,034,348
4.850%, 01/15/2027	4,600,000	4,828,328
6.250%, 01/15/2036	1,390,000	1,542,530
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	6,069,000	7,245,210
JPMorgan Chase & Co.:
2.250%, 01/23/2020	3,675,000	3,694,785
4.250%, 10/15/2020	886,000	938,043
2.550%, 03/01/2021	7,000,000	7,069,988
2.295%, 08/15/2021	18,000,000	17,986,367
2.543%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	15,000,000	15,325,101
3.125%, 01/23/2025	14,000,000	14,102,575
5.600%, 07/15/2041	4,106,000	5,090,186
KEB Hana Bank,
1.750%, 10/18/2019 (1)(2)	20,000,000	19,692,000

KeyBank NA/Cleveland OH:
2.250%, 03/16/2020	5,000,000	5,018,880
3.400%, 05/20/2026	18,965,000	18,873,180
Kookmin Bank,
1.625%, 08/01/2019 (1)(2)	7,000,000	6,902,700
LeasePlan Corp. NV:
3.000%, 10/23/2017 (1)(2)	950,000	950,591
2.500%, 05/16/2018 (1)(2)	11,658,000	11,672,523
2.875%, 01/22/2019 (1)(2)	11,000,000	11,025,434
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (2)	2,678,000	2,860,383
10.750%, 06/15/2088 (2)(7)	2,231,000	3,658,840
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)	465,000	657,129
Lincoln National Corp.:
8.750%, 07/01/2019	1,601,000	1,779,787
3.347%, 04/20/2067 (3 Month LIBOR USD + 2.040%) (3)	1,004,000	906,783
Lloyds Bank PLC:
1.750%, 05/14/2018 (1)	7,775,000	7,780,957
5.800%, 01/13/2020 (1)(2)	1,428,000	1,541,731
Macquarie Bank Ltd.:
1.600%, 10/27/2017 (1)(2)	5,000,000	5,000,675
2.400%, 01/21/2020 (1)(2)	17,000,000	17,038,226
Macquarie Group Ltd.:
3.000%, 12/03/2018 (1)(2)	8,525,000	8,627,832
7.625%, 08/13/2019 (1)(2)	3,944,000	4,323,054
Manufacturers & Traders Trust Co.,
2.100%, 02/06/2020	10,850,000	10,860,678
Manulife Financial Corp.:
4.150%, 03/04/2026 (1)	10,000,000	10,653,488
5.375%, 03/04/2046 (1)	5,150,000	6,251,622
Marsh & McLennan Companies, Inc.,
4.350%, 01/30/2047	8,150,000	8,704,665
Massachusetts Mutual Life Insurance Co.:
8.875%, 06/01/2039 (2)	8,124,000	13,176,079
4.500%, 04/15/2065 (2)	3,000,000	3,062,996
4.900%, 04/01/2077 (2)	11,175,000	12,105,527
MBIA Insurance Corp.,
12.564%, 01/15/2033 (3 Month LIBOR USD + 11.260%)(Callable 01/15/2013) (2)(3)(6)	714,000	342,720
MetLife, Inc.:
7.717%, 02/15/2019	982,000	1,059,771
6.500%, 12/15/2032	466,000	605,548
4.875%, 11/13/2043	3,375,000	3,828,366
4.050%, 03/01/2045	12,375,000	12,579,567
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (2)	2,004,000	2,036,542
Mitsubishi UFJ Financial Group, Inc.:
2.950%, 03/01/2021 (1)	15,200,000	15,443,293
2.190%, 09/13/2021 (1)	12,400,000	12,250,134
2.665%, 07/25/2022 (1)	9,000,000	8,989,156
Mizuho Bank Ltd.:
1.850%, 03/21/2018 (1)(2)	3,349,000	3,352,173
1.800%, 03/26/2018 (1)(2)	24,275,000	24,299,044
2.450%, 04/16/2019 (1)(2)	2,100,000	2,113,841
Mizuho Financial Group, Inc.:
2.632%, 04/12/2021 (1)(2)	13,000,000	12,989,305
2.953%, 02/28/2022 (1)	12,575,000	12,676,117
2.601%, 09/11/2022 (1)	13,000,000	12,893,230
Morgan Stanley:
7.300%, 05/13/2019	15,110,000	16,356,357
2.375%, 07/23/2019	1,000,000	1,006,368
5.625%, 09/23/2019	1,941,000	2,073,191
2.650%, 01/27/2020	4,200,000	4,248,141
2.800%, 06/16/2020	5,000,000	5,083,398
2.500%, 04/21/2021	8,000,000	8,025,906
2.750%, 05/19/2022	20,000,000	20,110,667
2.713%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	8,000,000	8,181,847
Class F, 3.875%, 04/29/2024	1,650,000	1,726,744
3.700%, 10/23/2024	4,000,000	4,143,895
3.591%, 07/22/2028	12,000,000	12,044,710
MUFG Americas Holdings Corp.,
2.250%, 02/10/2020	5,000,000	5,009,248
National Australia Bank Ltd./New York,
2.500%, 07/12/2026 (1)	7,875,000	7,478,837
Nationwide Building Society:
2.450%, 07/27/2021 (1)(2)	38,500,000	38,513,881
4.000%, 09/14/2026 (1)(2)	18,507,000	18,414,557

Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	16,905,000	18,364,379
New York Life Insurance Co.,
6.750%, 11/15/2039 (2)	12,026,000	16,730,889
Nomura Holdings, Inc.:
2.750%, 03/19/2019 (1)	1,625,000	1,639,630
6.700%, 03/04/2020 (1)	1,667,000	1,832,865
Nordea Bank AB,
4.250%, 09/21/2022 (1)(2)	5,220,000	5,519,826
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	8,000,000	8,147,722
People’s United Bank NA,
4.000%, 07/15/2024	11,400,000	11,664,511
PNC Bank NA,
4.200%, 11/01/2025	2,678,000	2,872,384
Pricoa Global Funding I,
2.550%, 11/24/2020 (2)	14,000,000	14,156,693
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,860,000	1,906,205
3.125%, 05/15/2023	4,667,000	4,752,424
3.400%, 05/15/2025	16,000,000	16,340,892
4.300%, 11/15/2046	2,325,000	2,419,817
Principal Life Global Funding II:
2.200%, 04/08/2020 (2)	4,000,000	4,008,375
3.000%, 04/18/2026 (2)	13,400,000	13,300,911
Protective Life Corp.:
7.375%, 10/15/2019	7,096,000	7,788,473
8.450%, 10/15/2039	1,400,000	2,076,459
Protective Life Global Funding,
2.700%, 11/25/2020 (2)	8,000,000	8,070,778
Prudential Financial, Inc.,
6.625%, 12/01/2037	5,000,000	6,706,247
RBC USA Holdco Corp.,
5.250%, 09/15/2020	2,025,000	2,195,804
Regions Bank,
7.500%, 05/15/2018	8,518,000	8,812,460
Regions Bank/Birmingham AL,
2.250%, 09/14/2018	5,000,000	5,021,152
Regions Financial Corp.:
3.200%, 02/08/2021	25,000,000	25,548,070
2.750%, 08/14/2022	8,800,000	8,784,858
Reliance Standard Life Global Funding II:
2.500%, 04/24/2019 (2)	5,355,000	5,388,563
2.500%, 01/15/2020 (2)	6,940,000	6,971,925
2.375%, 05/04/2020 (2)	30,000,000	29,908,467
Royal Bank of Canada,
4.650%, 01/27/2026 (1)	7,773,000	8,322,472
Santander Bank NA,
8.750%, 05/30/2018	9,442,000	9,859,740
Santander Holdings USA, Inc.:
2.700%, 05/24/2019	5,000,000	5,039,440
2.650%, 04/17/2020	2,000,000	2,009,158
Santander Issuances SAU,
5.179%, 11/19/2025 (1)	14,000,000	15,069,924
Santander UK Group Holdings PLC:
2.875%, 10/16/2020 (1)	4,866,000	4,934,037
3.125%, 01/08/2021 (1)	2,600,000	2,645,809
3.571%, 01/10/2023 (1)	5,000,000	5,114,805
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	15,880,000	17,166,772
Skandinaviska Enskilda Banken AB:
2.375%, 11/20/2018 (1)(2)	6,835,000	6,877,979
2.375%, 03/25/2019 (1)(2)	1,725,000	1,737,625
2.450%, 05/27/2020 (1)(2)	15,000,000	15,129,900
SMBC Aviation Capital Finance DAC,
3.000%, 07/15/2022 (1)(2)	8,000,000	7,987,252
Societe Generale SA:
2.415%, 10/01/2018 (3 Month LIBOR USD + 1.080%) (1)(3)	6,000,000	6,050,344
2.500%, 04/08/2021 (1)(2)	10,225,000	10,253,446
3.250%, 01/12/2022 (1)(2)	8,000,000	8,139,025
4.250%, 04/14/2025 (1)(2)	4,157,000	4,260,395
4.750%, 11/24/2025 (1)(2)	12,000,000	12,704,741
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2020 (1)(2)	4,463,000	4,433,285
Springleaf Finance Corp.,
6.900%, 12/15/2017	400,000	403,000

Standard Chartered PLC:
1.700%, 04/17/2018 (1)(2)	11,600,000	11,586,080
1.944%, 04/17/2018 (3 Month LIBOR USD + 0.640%) (1)(2)(3)	3,000,000	3,003,084
2.100%, 08/19/2019 (1)(2)	14,000,000	13,983,224
3.050%, 01/15/2021 (1)(2)	4,500,000	4,568,751
5.700%, 03/26/2044 (1)(2)	6,000,000	7,051,299
Sumitomo Mitsui Banking Corp.:
2.450%, 01/16/2020 (1)	20,500,000	20,659,170
3.950%, 07/19/2023 (1)	1,850,000	1,958,837
Sumitomo Mitsui Financial Group, Inc.:
2.934%, 03/09/2021 (1)	5,950,000	6,047,658
2.442%, 10/19/2021 (1)	15,775,000	15,696,258
2.784%, 07/12/2022 (1)	10,000,000	10,038,728
SunTrust Bank,
7.250%, 03/15/2018	1,874,000	1,919,787
SunTrust Bank/Atlanta GA,
3.300%, 05/15/2026	3,925,000	3,879,222
SunTrust Banks, Inc.:
2.900%, 03/03/2021	14,150,000	14,393,349
2.700%, 01/27/2022	12,800,000	12,902,211
Svenska Handelsbanken AB,
2.400%, 10/01/2020 (1)	5,200,000	5,248,970
Swedbank AB:
2.375%, 02/27/2019 (1)(2)	7,300,000	7,344,931
2.200%, 03/04/2020 (1)(2)	6,468,000	6,479,379
Synchrony Financial:
3.000%, 08/15/2019	2,000,000	2,032,692
3.750%, 08/15/2021	10,225,000	10,547,302
4.250%, 08/15/2024	26,864,000	27,915,432
4.500%, 07/23/2025	23,127,000	24,122,264
TD Ameritrade Holding Corp.:
5.600%, 12/01/2019	2,945,000	3,170,911
2.950%, 04/01/2022	4,625,000	4,720,128
3.625%, 04/01/2025	7,000,000	7,238,233
Torchmark Corp.,
3.800%, 09/15/2022	12,475,000	12,861,393
Trinity Acquisition PLC:
4.400%, 03/15/2026 (1)	27,305,000	28,949,526
6.125%, 08/15/2043 (1)	3,625,000	4,420,698
UBS AG:
2.029%, 03/26/2018 (3 Month LIBOR USD + 0.700%) (1)(3)	8,250,000	8,274,024
5.750%, 04/25/2018 (1)	2,678,000	2,741,277
UBS AG/Stamford CT,
2.166%, 06/01/2020 (3 Month LIBOR USD + 0.850%) (1)(3)	4,710,000	4,766,241
UBS Group Funding Switzerland AG:
2.650%, 02/01/2022 (1)(2)	14,150,000	14,094,356
3.491%, 05/23/2023 (1)(2)	4,825,000	4,940,084
2.859%, 08/15/2023 (1)(2)	11,250,000	11,213,362
4.253%, 03/23/2028 (1)(2)	17,150,000	17,990,456
Voya Financial, Inc.:
5.500%, 07/15/2022	23,802,000	26,515,130
3.125%, 07/15/2024	14,375,000	14,186,760
3.650%, 06/15/2026	5,800,000	5,813,806
WEA Finance LLC / Westfield UK & Europe Finance PLC:
2.700%, 09/17/2019 (2)	5,985,000	6,037,802
3.250%, 10/05/2020 (2)	8,000,000	8,169,160
Wells Fargo & Co.:
Class N, 2.150%, 01/30/2020	2,750,000	2,757,453
2.500%, 03/04/2021	5,000,000	5,034,294
3.069%, 01/24/2023	10,000,000	10,171,317
2.541%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	5,000,000	5,114,845
3.000%, 02/19/2025	5,000,000	4,964,752
3.000%, 04/22/2026	8,000,000	7,857,949
3.900%, 05/01/2045	15,000,000	15,014,092
Westpac Banking Corp.:
1.600%, 01/12/2018 (1)	7,229,000	7,233,168
4.322%, 11/23/2031 (1)(7)	8,350,000	8,578,862
Willis North America, Inc.:
7.000%, 09/29/2019	5,463,000	5,947,473
3.600%, 05/15/2024	7,000,000	7,160,827
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	13,879,000	15,251,471
		2,897,773,806	20.8%
Total Corporate Bonds		5,902,654,537	42.3%

Taxable Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	5,193,911

California Housing Finance Agency:
3.656%, 02/01/2029(Callable 08/01/2025)	19,650,000	20,027,280
2.794%, 08/01/2036(Callable 08/01/2025)	12,705,000	12,566,134
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	6,695,000	8,048,595
California School Finance Authority,
5.041%, 07/01/2020	2,230,000	2,361,235
City of Vernon CA Electric System Revenue,
4.500%, 08/01/2022	7,265,000	7,563,156
County of Cuyahoga OH,
9.125%, 10/01/2023	895,000	1,071,906
Eaton Community City School District,
5.390%, 08/25/2027(Callable 06/01/2020)	2,305,000	2,384,177
Elgin Local School District,
5.499%, 08/31/2027(Callable 12/01/2019)	4,440,000	4,578,706
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023(Callable 10/30/2017)	3,415,000	3,459,361
Kentucky Housing Corp.,
3.500%, 01/01/2040(Callable 07/01/2025)	5,200,000	5,312,268
Louisiana Housing Corp.,
2.100%, 12/01/2038(Callable 09/01/2024)	5,285,981	5,116,935
Maryland Community Development Administration Housing Revenue,
3.160%, 09/01/2041(Callable 09/01/2025)	18,310,000	18,245,183
New Hampshire Housing Finance Authority:
3.050%, 01/01/2021	810,000	812,592
3.750%, 07/01/2034(Callable 07/01/2023)	1,570,000	1,601,714
4.000%, 07/01/2036(Callable 07/01/2025)	7,655,000	7,882,889
New Jersey Economic Development Authority,
2.421%, 06/15/2018	7,000,000	7,011,830
North Carolina Housing Finance Agency,
2.812%, 07/01/2035(Callable 01/01/2024)	3,275,000	3,234,456
North Texas Tollway Authority,
8.910%, 02/01/2030(Callable 02/01/2020)	17,270,000	19,622,174
San Dieguito Public Facilities Authority,
6.459%, 05/01/2027	5,675,000	6,922,025
State of California,
7.950%, 03/01/2036(Callable 03/01/2020)	10,125,000	11,413,102
State Public School Building Authority,
5.000%, 09/15/2027	4,458,000	4,891,986
Three Rivers Local School District,
5.209%, 09/15/2027(Callable 12/01/2020)	2,365,000	2,447,822
West Contra Costa Unified School District,
6.250%, 08/01/2030	1,785,000	2,238,711
Westlake City School District,
5.227%, 12/01/2026(Callable 12/01/2020)	3,570,000	3,626,013
		167,634,161	1.2%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1989-37, Class G, 8.000%, 07/25/2019	22,093	22,809
Series 1989-94, Class G, 7.500%, 12/25/2019	10,565	11,006
Series 1990-58, Class J, 7.000%, 05/25/2020	1,099	1,160
Series 1990-76, Class G, 7.000%, 07/25/2020	10,658	11,105
Series 1990-105, Class J, 6.500%, 09/25/2020	7,622	7,966
Series 1990-108, Class G, 7.000%, 09/25/2020	2,021	2,121
Series 1991-1, Class G, 7.000%, 01/25/2021	2,689	2,823
Series 1991-86, Class Z, 6.500%, 07/25/2021	7,740	8,205
Series 1993-58, Class H, 5.500%, 04/25/2023	85,205	89,974
Series 1998-66, Class C, 6.000%, 12/25/2028	59,677	64,421
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2020	30,191	30,979
3.500%, 11/01/2025	3,548,318	3,709,559
3.000%, 12/01/2026	1,233,894	1,269,055
2.500%, 04/01/2028	3,528,653	3,577,474
6.500%, 06/01/2029	167,440	187,174
3.000%, 04/01/2031	9,793,530	10,073,831
3.000%, 02/01/2032	89,435,914	92,085,141
3.500%, 05/01/2032	10,551,600	11,029,729
3.500%, 07/01/2032	31,302,908	32,721,044
5.000%, 08/01/2033	6,642,928	7,302,264
3.500%, 01/01/2034	26,254,544	27,458,100
5.000%, 09/01/2035	13,675,409	15,000,220
5.500%, 01/01/2036	229,039	255,649
5.000%, 03/01/2036	5,919,669	6,491,293
6.000%, 12/01/2036	202,979	230,197
5.500%, 05/01/2038	725,237	806,557
5.500%, 01/01/2039	14,550,242	16,293,401

4.500%, 11/01/2039	6,072,174	6,534,705
4.500%, 11/01/2039	5,053,847	5,438,491
4.500%, 12/01/2039	30,654,755	32,991,536
5.000%, 03/01/2040	1,331,820	1,461,488
4.500%, 08/01/2040	1,091,735	1,174,781
4.500%, 09/01/2040	4,291,809	4,618,199
4.000%, 01/01/2041	19,456,725	20,566,076
4.000%, 01/01/2041	38,101,132	40,276,856
4.500%, 03/01/2041	3,002,934	3,237,493
3.500%, 10/01/2041	12,124,620	12,567,138
4.000%, 03/01/2042	9,213,548	9,753,129
3.500%, 06/01/2042	6,076,265	6,297,874
3.500%, 07/01/2042	16,129,089	16,718,317
3.000%, 08/01/2042	20,787,223	20,978,669
3.000%, 10/01/2042	7,933,733	8,008,825
3.000%, 11/01/2042	45,114,399	45,529,367
3.000%, 01/01/2043	35,121,555	35,461,311
3.000%, 01/01/2043	16,380,245	16,483,483
3.500%, 01/01/2043	26,680,064	27,650,606
3.000%, 02/01/2043	4,339,163	4,380,898
3.000%, 04/01/2043	7,102,484	7,170,727
3.000%, 04/01/2043	19,071,745	19,254,105
3.000%, 04/01/2043	10,903,624	11,009,617
3.500%, 05/01/2043	16,074,902	16,658,371
3.000%, 06/01/2043	22,480,882	22,682,025
3.000%, 08/01/2043	6,974,217	7,030,902
3.500%, 11/01/2043	12,761,092	13,227,039
3.500%, 01/01/2044	13,985,526	14,495,890
4.000%, 03/01/2044	8,116,320	8,550,586
3.500%, 05/01/2044	51,705,460	53,695,298
4.000%, 05/01/2044	27,602,648	29,176,917
4.000%, 07/01/2044	6,939,505	7,309,448
3.500%, 10/01/2044	13,422,426	13,869,257
4.000%, 10/01/2044	16,147,726	17,142,075
3.500%, 06/01/2045	3,254,164	3,379,613
3.000%, 10/01/2045	50,590,335	51,085,038
3.500%, 01/01/2046	49,579,140	51,379,056
4.000%, 04/01/2046	15,680,306	16,647,567
3.500%, 05/01/2046	14,532,565	15,000,362
3.500%, 08/01/2046	43,544,268	45,209,434
3.000%, 05/01/2047	80,753,009	81,180,612
Federal Home Loan Mortgage Corp. (FHLMC):
Series 141, Class D, 5.000%, 05/15/2021	5,284	5,376
Series 1074, Class I, 6.750%, 05/15/2021	4,610	4,753
Series 1081, Class K, 7.000%, 05/15/2021	31,112	32,833
Series 163, Class F, 6.000%, 07/15/2021 (4)	6,398	6,658
Series 188, Class H, 7.000%, 09/15/2021	14,799	15,461
Series 1286, Class A, 6.000%, 05/15/2022	4,841	5,089
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	531,372	543,648
3.000%, 04/01/2027	9,777,862	10,074,897
3.500%, 07/01/2027	49,026,634	51,249,422
2.500%, 12/01/2027	12,494,674	12,662,870
2.500%, 05/01/2028	16,402,172	16,617,570
5.000%, 05/01/2028	243,515	265,508
4.500%, 08/01/2029	1,853,360	1,994,918
4.500%, 09/01/2029	2,192,360	2,359,674
2.500%, 05/01/2030	18,628,799	18,821,677
3.000%, 12/01/2030	29,259,839	30,122,974
3.000%, 12/01/2030	18,149,118	18,688,210
3.500%, 01/01/2032	15,236,609	15,924,997
2.500%, 02/01/2032	9,848,942	9,923,711
6.000%, 03/01/2033	56,786	64,770
3.500%, 10/01/2033	29,419,174	30,752,626
4.500%, 10/01/2033 (6)	21,749,406	23,445,625
5.000%, 10/01/2033	23,823,780	26,249,325
5.000%, 11/01/2033	64,820	71,424
4.000%, 01/01/2034	9,661,979	10,268,929
5.500%, 04/01/2034	7,878,808	8,830,582
4.000%, 06/01/2034	12,549,575	13,335,345
4.000%, 09/01/2034	15,008,338	15,948,675
5.500%, 09/01/2034	210,843	236,125
6.000%, 11/01/2034	57,469	65,707
5.500%, 02/01/2035	730,121	818,536
5.000%, 07/01/2035	6,137,318	6,763,380
5.000%, 10/01/2035	3,128,345	3,448,297
5.000%, 02/01/2036	4,415,629	4,866,126

5.500%, 11/01/2036	289,842	323,442
2.500%, 12/01/2036	36,547,467	36,014,027
5.500%, 04/01/2037	1,805,000	2,020,303
4.000%, 04/01/2039	16,231,343	17,227,196
5.000%, 06/01/2039	21,317,613	23,474,677
5.000%, 06/01/2039	14,462,950	15,934,693
4.500%, 11/01/2039	288,211	310,682
4.000%, 08/01/2040	2,082,414	2,203,102
3.500%, 12/01/2040	12,120,155	12,562,259
4.000%, 12/01/2040	11,950,869	12,642,097
3.500%, 02/01/2041	18,974,276	19,666,427
4.000%, 02/01/2041	28,748,894	30,422,369
3.500%, 03/01/2041	27,512,655	28,516,158
4.500%, 05/01/2041	10,673,021	11,552,393
4.000%, 06/01/2041	23,859,409	25,230,429
4.500%, 07/01/2041	11,636,899	12,591,419
5.000%, 07/01/2041	16,402,815	18,066,196
3.500%, 09/01/2041	27,953,634	28,970,347
4.000%, 09/01/2041	3,295,995	3,485,092
4.000%, 10/01/2041	8,149,385	8,617,416
3.500%, 11/01/2041	11,249,353	11,649,890
3.500%, 12/01/2041	48,128,622	49,842,556
4.000%, 12/01/2041	11,646,109	12,315,115
4.000%, 01/01/2042	15,520,095	16,408,403
4.500%, 01/01/2042	15,694,334	16,985,227
4.000%, 02/01/2042	57,907,589	61,227,394
3.000%, 05/01/2042	6,289,573	6,344,915
3.500%, 08/01/2042	10,906,831	11,293,716
4.000%, 08/01/2042	21,611,906	22,852,487
3.000%, 03/01/2043	7,959,406	8,029,473
3.000%, 03/01/2043	43,700,039	44,079,642
3.000%, 05/01/2043	25,463,828	25,687,903
3.000%, 06/01/2043	10,701,881	10,795,585
3.000%, 07/01/2043	4,148,771	4,184,641
4.000%, 07/01/2043	39,459,867	41,723,107
3.000%, 08/01/2043	6,615,139	6,671,628
4.500%, 09/01/2043	16,992,626	18,388,974
3.500%, 10/01/2043	77,252,438	79,853,894
3.000%, 11/01/2043	34,580,402	34,884,313
4.000%, 01/01/2045	12,524,780	13,261,661
3.500%, 02/01/2045	54,066,899	55,970,586
4.000%, 02/01/2045	27,331,540	28,878,340
3.500%, 04/01/2045	40,558,388	42,013,280
4.000%, 10/01/2045	10,129,818	10,725,220
3.500%, 12/01/2045	43,564,893	44,943,747
4.500%, 02/01/2046	46,999,517	50,823,830
3.000%, 05/01/2046 (4)	19,361,191	19,478,788
3.000%, 07/01/2046	12,177,133	12,251,097
3.000%, 11/01/2046	30,225,003	30,372,659
3.500%, 11/01/2046	66,468,805	68,572,581
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	53,665	61,318
5.000%, 07/20/2040	2,560,850	2,798,634
3.500%, 10/20/2041	11,455,741	11,954,426
3.500%, 01/15/2042	18,844,562	19,664,726
4.000%, 06/20/2042	12,880,732	13,661,709
3.500%, 09/20/2042	4,834,332	5,052,740
3.500%, 01/20/2043	31,221,103	32,631,663
3.000%, 04/20/2045	38,833,320	39,418,595
3.500%, 04/20/2045	35,661,921	37,130,680
4.000%, 08/20/2045	17,123,958	18,129,894
4.500%, 01/20/2046	20,187,285	21,551,089
4.000%, 04/20/2046	17,950,335	18,990,453
4.000%, 05/20/2046	43,573,141	46,080,471
3.000%, 06/20/2046	26,194,741	26,589,533
3.000%, 08/20/2046	52,990,530	53,789,174
		2,906,358,637	20.8%
Non-U.S. Government Agency Issues
Accredited Mortgage Loan Trust:
Series 2005-4, Class A1, 1.477%, 12/25/2035 (1 Month LIBOR USD + 0.240%) (3)	6,319,163	6,308,868
Series 2006-2, Class A3, 1.387%, 09/25/2036 (1 Month LIBOR USD + 0.150%) (3)	574,233	574,150
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A1B1, 1.427%, 02/25/2036 (1 Month LIBOR USD + 0.190%) (3)	2,811,946	2,811,697
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	130,967	130,950
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 (6)	673,679	659,014
Series 2006-J5, Class 3A1, 4.502%, 07/25/2021 (4)	138,732	133,004

Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 (6)	147,383	148,265
Series 2002-11, Class A4, 6.250%, 10/25/2032	22,261	22,632
Series 2004-8CB, Class A, 1.507%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	14,553,718	14,577,025
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (6)	716,073	589,200
Argent Securities Inc. Asset-Backed Pass-Through Certificates:
Series 2005-W3, Class A2D, 1.577%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	4,390,545	4,383,749
Series 2005-W5, Class A1, 1.472%, 01/25/2036 (1 Month LIBOR USD + 0.240%) (3)	38,451,712	38,124,107
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE1, Class A3, 1.437%, 01/25/2036 (1 Month LIBOR USD + 0.200%) (3)	9,385,432	9,311,425
Series 2006-HE1, Class A1, 1.452%, 01/25/2036 (1 Month LIBOR USD + 0.220%) (3)	3,539,814	3,520,578
Series 2006-HE3, Class A2, 1.402%, 03/25/2036 (1 Month LIBOR USD + 0.170%) (3)	14,879,991	14,664,968
Series 2006-HE6, Class A1, 1.382%, 11/25/2036 (1 Month LIBOR USD + 0.150%) (3)	30,858,563	29,823,520
Banc of America Alternative Loan Trust:
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	37,254	37,563
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	67,404	67,221
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	298,228	294,679
Series 2005-10, Class 5A1, 5.250%, 11/25/2020	119,586	120,158
Series 2007-1, Class 1A1, 5.821%, 04/25/2022 (4)(6)	452,473	438,810
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035 (6)	82,304	81,529
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 (6)	189,700	188,373
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 (6)	120,411	115,462
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (6)	435,287	394,340
Bayview Financial Trust:
Series 2007-A, Class 1A2, 6.205%, 05/28/2037	1,673,549	1,732,580
Series 2007-B, Class 1A2, 6.831%, 08/28/2037 (4)	1,825,585	1,633,376
Bear Stearns ALT-A Trust:
Series 2004-4, Class A1, 1.837%, 06/25/2034 (1 Month LIBOR USD + 0.600%) (3)	2,450,873	2,445,537
Series 2005-4, Class 1A1, 1.677%, 04/25/2035 (1 Month LIBOR USD + 0.440%) (3)	6,358,797	6,335,194
Series 2005-7, Class 12A1, 1.777%, 08/25/2035 (1 Month LIBOR USD + 0.540%) (3)	17,724,064	17,731,457
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034	462,745	460,819
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 3.562%, 09/25/2036 (4)(6)	1,701,181	1,683,422
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033 (4)	207,583	210,331
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (6)	104,126	104,386
Countrywide Asset-Backed Certificates:
Series 2005-13, Class AF3, 4.718%, 02/25/2033 (4)	1,226,390	1,122,891
Series 2004-S1, Class A3, 5.115%, 02/25/2035 (4)	440,727	445,309
Series 2005-1, Class AF6, 5.030%, 06/25/2035 (4)	425,489	433,618
Series 2005-10, Class AF6, 4.498%, 12/25/2035 (4)	289,142	295,684
Series 2006-10, Class 1AF3, 4.640%, 12/25/2035 (4)(6)	783,980	682,831
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 8A1, 3.438%, 11/25/2033 (4)	9,256,076	9,427,894
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB8, Class AF2, 3.872%, 12/25/2035 (4)	86,221	85,905
CWABS Asset-Backed Certificates Trust:
Series 2005-11, Class AF3, 4.657%, 12/25/2032 (4)	1,495,685	1,506,692
Series 2004-15, Class AF6, 4.613%, 04/25/2035 (4)	148,235	148,967
Series 2005-17, Class 1AF5, 4.624%, 03/25/2036 (4)(6)	314,205	556,058
Series 2005-16, Class 3AV, 1.467%, 05/25/2036 (1 Month LIBOR USD + 0.230%) (3)	8,259,333	8,242,913
CWHEQ Home Equity Loan Trust,
Series 2007-S1, Class A6, 5.693%, 11/25/2036 (4)	94,327	93,269
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2004-4, Class 1A6, 6.150%, 04/25/2034 (4)	5,264	5,349
First Franklin Mortgage Loan Trust:
Series 2006-FFH1, Class A4, 1.537%, 01/25/2036 (1 Month LIBOR USD + 0.300%) (3)	2,464,870	2,460,355
Series 2006-FF1, Class 2A4, 1.577%, 01/25/2036 (1 Month LIBOR USD + 0.340%) (3)	10,100,000	10,078,112
Series 2005-FF12, Class A2C, 1.567%, 11/25/2036 (1 Month LIBOR USD + 0.330%) (3)	6,946,500	6,917,038
First Horizon Alternative Mortgage Securities Trust:
Series 2005-FA7, Class 2A1, 5.000%, 09/25/2020	62,075	62,309
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021 (6)	143,664	139,745
Series 2006-FA8, Class 2A1, 5.750%, 01/25/2022	436,083	384,041
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	587	556
GE Mortgage Services LLC,
Series 1997-HE4, Class A7, 6.735%, 12/25/2028 (6)	39	36
GMACM Mortgage Loan Trust,
Series 2004-GH1, Class A6, 4.810%, 07/25/2035 (4)	1,684	1,687
GSAA Home Equity Trust,
Series 2004-6, Class A1, 2.037%, 06/25/2034 (1 Month LIBOR USD + 0.800%) (3)	2,456,259	2,412,938
GSAMP Trust:
Series 2005-WMC2, Class A1B, 1.547%, 11/25/2035 (1 Month LIBOR USD + 0.310%) (3)	9,099,747	9,121,363
Series 2005-WMC2, Class A2C, 1.587%, 11/25/2035 (1 Month LIBOR USD + 0.350%) (3)	8,787,600	8,819,198
HomeBanc Mortgage Trust,
Series 2005-3, Class A1, 1.477%, 07/25/2035 (1 Month LIBOR USD + 0.240%) (3)	4,582,082	4,555,564

IMC Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	1,081	1,078
Impac CMB Trust:
Series 2004-4, Class 2A2, 4.621%, 09/25/2034 (4)	95,265	92,513
Series 2004-5, Class 1A2, 1.937%, 10/25/2034 (1 Month LIBOR USD + 0.700%) (3)	5,386,695	5,335,336
Series 2004-6, Class 1A1, 2.037%, 10/25/2034 (1 Month LIBOR USD + 0.800%) (3)	4,020,328	3,937,515
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 3.411%, 03/25/2036 (4)(6)	360,353	325,868
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 1.367%, 07/25/2036 (1 Month LIBOR USD + 0.130%) (3)	4,989,338	4,961,893
J.P. Morgan Mortgage Trust:
Series 2005-A4, Class 1A1, 3.462%, 07/25/2035 (4)	1,832,316	1,834,259
Series 2007-A1, Class 5A2, 3.520%, 07/25/2035 (4)	4,275,766	4,395,844
Series 2007-A1, Class 5A5, 3.520%, 07/25/2035 (4)	6,474,202	6,679,491
Series 2006-A7, Class 2A4R, 3.393%, 01/25/2037 (4)(6)	812,920	813,584
Series 2006-A7, Class 2A2, 3.393%, 01/25/2037 (4)(6)	190,270	190,426
Series 2007-A2, Class 2A3, 3.534%, 04/25/2037 (4)(6)	2,277,261	2,215,611
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 1.437%, 01/25/2036 (1 Month LIBOR USD + 0.200%) (3)	2,125,076	2,116,865
MASTR Alternative Loan Trust:
Series 2004-2, Class 6A1, 5.250%, 12/25/2018	491,267	496,652
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	88,725	88,813
Series 2004-2, Class 4A1, 5.000%, 02/25/2019	5,235	5,256
Series 2004-4, Class 4A1, 5.000%, 04/25/2019	72,629	72,875
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	258,604	271,836
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 1.537%, 01/25/2036 (1 Month LIBOR USD + 0.300%) (3)	8,160,823	8,174,999
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1A, 2.845%, 12/25/2029 (4)	7,669,674	7,715,000
Series 2005-A10, Class A, 1.447%, 02/25/2036 (1 Month LIBOR USD + 0.210%) (3)	21,368,460	20,441,816
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A1, 3.400%, 09/25/2034 (4)	4,064,850	4,153,599
MortgageIT Trust:
Series 2005-2, Class 1A1, 1.757%, 05/25/2035 (1 Month LIBOR USD + 0.520%) (3)	2,152,915	2,161,011
Series 2005-3, Class A1, 1.837%, 08/25/2035 (1 Month LIBOR USD + 0.600%) (3)	5,163,780	5,040,572
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 1.467%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	13,486,640	13,429,149
New Residential Mortgage Loan Trust:
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (2)(4)	18,561,668	19,403,471
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (2)(4)	19,449,459	20,237,236
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (2)(4)	33,463,315	34,852,047
Park Place Securities, Inc.,
Series 2005-WCW1, Class M1, 1.687%, 05/25/2035 (1 Month LIBOR USD + 0.450%) (3)	4,299,705	4,307,034
Popular ABS Mortgage Pass-Through Trust,
Series 2006-E, Class A2, 1.387%, 01/25/2037 (1 Month LIBOR USD + 0.150%) (3)	5,152,532	5,124,636
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	42,054	41,568
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 11/25/2034	21,237	21,428
RASC Series Trust:
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033 (4)	8,049	8,034
Series 2004-KS2, Class AI6, 4.300%, 03/25/2034 (4)	14,531	14,664
Series 2006-KS4, Class A4, 1.477%, 06/25/2036 (1 Month LIBOR USD + 0.240%) (3)	14,754,247	14,696,174
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037	2,515,340	1,335,812
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 1.562%, 10/25/2035 (1 Month LIBOR USD + 0.330%) (2)(3)	287,576	287,563
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 1.907%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	2,360,014	2,348,496
Series 2005-AB3, Class A2C, 1.597%, 09/25/2036 (1 Month LIBOR USD + 0.360%) (3)	3,603,969	3,605,660
Series 2006-BC1, Class A2D, 1.537%, 12/25/2036 (1 Month LIBOR USD + 0.300%) (3)	3,102,346	3,101,511
Structured Adjustable Rate Mortgage Loan Trust:
Series 2004-12, Class 3A1, 3.216%, 09/25/2034 (4)	5,535,174	5,523,999
Series 2004-16, Class 2A, 3.377%, 11/25/2034 (4)	6,865,784	6,944,028
Series 2004-16, Class 1A2, 3.436%, 11/25/2034 (4)	8,602,274	8,633,426
Structured Asset Securities Corp.:
Series 2005-WF1, Class A3, 1.897%, 02/25/2035 (1 Month LIBOR USD + 0.660%) (3)	9,268,313	9,288,433
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035 (4)	55,884	58,021
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-OPT1, Class A6, 1.387%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	15,021,204	14,734,190
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 3.223%, 10/25/2043 (4)	17,786,844	18,006,803
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (2)(4)	8,549,753	8,694,179
Series 2015-5, Class A1, 3.500%, 05/25/2055 (2)(4)	4,424,297	4,515,155
Series 2016-3, Class A1, 2.250%, 08/25/2055 (2)(4)	2,405,037	2,393,071
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	12,228,722	12,367,412

Series 2016-5, Class A1, 2.500%, 10/25/2056 (2)(4)	6,529,349	6,522,742
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	42,793,839	43,019,127
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	108,950	109,724
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	200,291	201,972
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	15,234	15,391
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	70,814	72,408
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	56,291	57,010
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	7,625,200	8,071,928
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	3,965,213	4,230,866
Series 2004-AR14, Class A1, 2.923%, 01/25/2035 (4)	11,669,357	11,920,482
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A17, 3.296%, 06/25/2035 (4)	18,956,841	19,405,987
		616,982,260	4.4%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 2011-M4, Class A2, 3.726%, 06/25/2021	22,400,000	23,565,935
Series 2014-M2, Class A2, 3.513%, 12/25/2023 (4)	11,095,000	11,716,703
Federal Home Loan Mortgage Corp. (FHLMC),
Series K037, Class A2, 3.490%, 01/25/2024	61,625,000	65,199,774
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K003, Class A4, 5.053%, 01/25/2019	27,000,000	27,815,062
Series K004, Class A2, 4.186%, 08/25/2019	6,200,000	6,438,458
Series K712, Class A2, 1.869%, 11/25/2019	18,156,333	18,149,830
Series K714, Class A2, 3.034%, 10/25/2020 (4)	34,345,000	35,242,775
Series K720, Class A2, 2.716%, 06/25/2022	17,950,000	18,308,589
Series K721, Class A2, 3.090%, 08/25/2022 (4)	25,545,000	26,459,161
Series K028, Class A2, 3.111%, 02/25/2023	47,010,000	48,772,226
Series K029, Class A2, 3.320%, 02/25/2023 (4)	27,398,000	28,713,463
Series K050, Class A2, 3.334%, 08/25/2025 (4)	72,374,000	75,709,421
Series K064, Class A2, 3.224%, 03/25/2027 (4)	33,820,000	34,870,165
		420,961,562	3.0%
Non-U.S. Government Agency Issues
BANK 2017-BNK4,
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050	19,675,000	20,491,066
CD Mortgage Trust,
Series 2016-CD1, Class A4, 2.724%, 08/12/2049	32,725,000	31,844,534
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	34,503,388	35,250,041
Series 2014-GC19, Class A3, 3.753%, 03/12/2047	11,475,000	12,089,148
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/17/2045	7,397,167	7,665,690
Series 2013-CR9, Class A3, 4.022%, 07/12/2045 (4)	25,725,000	27,482,725
Series 2012-CR2, Class A4, 3.147%, 08/17/2045	19,660,536	20,262,227
Series 2013-CR10, Class A3, 3.923%, 08/10/2046	13,875,000	14,777,169
DBJPM Mortgage Trust,
Series 2016-C3, Class ASB, 2.756%, 08/12/2049	10,360,000	10,345,695
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class A3, 2.773%, 11/13/2045	36,997,320	37,396,321
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	16,702,913	16,936,433
Series 2013-C10, Class ASB, 2.702%, 12/17/2047	10,000,000	10,115,477
Series 2012-LC9, Class A5, 2.840%, 12/17/2047	14,450,059	14,608,961
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class ASB, 3.157%, 07/17/2045	4,500,000	4,602,644
Series 2013-C12, Class A5, 3.664%, 07/17/2045	6,835,000	7,175,211
Series 2013-C15, Class A4, 4.096%, 11/17/2045	2,130,000	2,281,065
Series 2013-C17, Class A3, 3.928%, 01/17/2047	8,450,000	8,921,467
Series 2013-C17, Class A4, 4.199%, 01/17/2047	10,000,000	10,757,255
Series 2014-C24, Class ASB, 3.368%, 11/18/2047	10,000,000	10,376,694
Series 2014-C25, Class ASB, 3.407%, 11/18/2047	8,538,000	8,878,812
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/17/2045	37,550,000	38,625,154
Series 2012-C6, Class A4, 2.858%, 11/15/2045	25,685,945	26,100,683
Series 2013-C10, Class A3, 4.104%, 07/17/2046 (4)	6,800,000	7,261,991
Series 2013-C12, Class A3, 3.973%, 10/17/2046	22,850,000	24,198,676
Series 2016-C29, Class ASB, 3.140%, 05/17/2049	12,250,000	12,506,603
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class ASB, 3.278%, 02/18/2048	18,000,000	18,632,057
Series 2015-SG1, Class ASB, 3.556%, 09/17/2048	18,900,000	19,745,817
Series 2015-P2, Class A3, 3.541%, 12/15/2048	44,050,000	45,768,633
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	26,735,220	27,772,381
Series 2013-C13, Class ASB, 2.654%, 05/17/2045	7,450,000	7,543,001
Series 2013-C18, Class A4, 3.896%, 12/17/2046	12,900,000	13,698,670
Series 2014-C21, Class A5, 3.678%, 08/16/2047	21,344,000	22,325,386

Series 2014-C24, Class A4, 3.343%, 11/18/2047	10,330,000	10,566,358
Series 2014-C23, Class ASB, 3.636%, 10/17/2057	6,920,000	7,256,489
		594,260,534	4.3%
Other Asset Backed Securities
Capital One Multi-Asset Execution Trust,
Series 2016-A4, Class A4, 1.330%, 06/15/2022	47,425,000	47,037,642
Chase Issuance Trust,
Series 2016-A5, Class A5, 1.270%, 07/15/2021	40,100,000	39,749,995
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	4,166,000	5,506,085
Conseco Financial Corp.:
Series 1993-3, Class A7, 6.400%, 10/15/2018	10,145	10,148
Series 1998-2, Class A5, 6.240%, 12/01/2028	268,719	277,008
Series 1998-7, Class A1, 6.320%, 05/01/2029	17,026,080	17,854,712
Series 1998-3, Class A5, 6.220%, 03/01/2030	339,935	362,095
Series 1998-4, Class A5, 6.180%, 04/01/2030	2,016,294	2,122,514
Discover Card Execution Note Trust,
Series 2016-A4, Class A4, 1.390%, 03/15/2022	50,225,000	49,837,585
Ford Credit Auto Owner Trust:
Series 2014-2, Class A, 2.310%, 04/15/2026 (2)	27,030,000	27,250,335
Series 2015-1, Class A, 2.120%, 07/15/2026 (2)	9,540,000	9,576,174
Series 2016-1, Class A, 2.310%, 08/15/2027 (2)	28,325,000	28,454,445
Series 2016-2, Class A, 2.030%, 12/15/2027 (2)	21,720,000	21,552,771
GM Financial Automobile Leasing Trust,
Series 2016-3, Class A3, 1.610%, 12/20/2019	10,500,000	10,486,782
Kubota Credit Owner Trust,
Series 2016-1A, Class A3, 1.500%, 07/15/2020 (2)	12,175,000	12,112,609
MMAF Equipment Finance LLC,
Series 2016-AA, Class A5, 2.210%, 12/15/2032 (2)	13,250,000	13,154,180
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	23,988	24,274
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024 (2)	3,966,341	3,970,869
Synchrony Credit Card Master Note Trust:
Series 2015-1, Class A, 2.370%, 03/15/2023	20,883,000	21,058,818
Series 2016-2, Class A, 2.210%, 05/15/2024	8,900,000	8,893,898
Verizon Owner Trust:
Series 2016-2A, Class A, 1.680%, 05/20/2021 (2)	51,650,000	51,486,941
Series 2017-2A, Class A, 1.920%, 12/20/2021 (2)	3,825,000	3,822,011
		374,601,891	2.7%
Total Long-Term Investments (Cost $13,602,542,137)		13,738,902,751	98.5%

SHORT-TERM INVESTMENTS	Shares
Money Market Mutual Funds
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class 0.91% (5)	84,713	84,713
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class 0.95% (5)	237,150,662	237,150,662
Total Short-Term Investments (Cost $237,235,375)		237,235,375	1.7%
Total Investments (Cost $13,839,777,511)		13,976,138,126	100.2%
Liabilities in Excess of Other Assets		(29,466,228)	(0.2)%
TOTAL NET ASSETS		$13,946,671,898	100.0%

Notes to Schedule of Investments
(1)	Foreign Security.
(2)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2017, the value of these securities total $2,122,317,279, which represents 15.22% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2017.
(4)	Variable rate security. The rate reported is the rate in effect as of September 30, 2017.
(5)	7-Day Yield.
(6)	Security in default.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2017.

Baird Aggregate Bond Fund
Schedule of Investments, September 30, 2017 (Unaudited)

Summary of Fair Value Exposure at September 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$2,597,803,009	$–	$2,597,803,009
Other Government Related Securities	–	157,646,160	–	157,646,160
Corporate Bonds	–	5,902,654,537	–	5,902,654,537
Taxable Municipal Bonds	–	167,634,161	–	167,634,161
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	2,906,358,637	–	2,906,358,637
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	616,982,260	–	616,982,260
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	420,961,562	–	420,961,562
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	594,260,534	–	594,260,534
Other Asset Backed Securities	–	374,601,891	–	374,601,891
Total Long-Term Investments	–	13,738,902,751	–	13,738,902,751

Short-Term Investments
Money Market Mutual Funds	237,235,375		–	237,235,375
Total Short-Term Investments	237,235,375	–	–	237,235,375

Total Investments	$237,235,375	$13,738,902,751	$–	$13,976,138,126

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird Core Plus Bond Fund
Schedule of Investments
 September 30, 2017 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$432,500,000	$430,050,294
1.875%, 03/31/2022	342,825,000	342,717,867
2.500%, 05/15/2024	154,400,000	157,922,250
2.250%, 11/15/2025	118,425,000	118,420,374
2.000%, 11/15/2026	20,000,000	19,489,844
3.500%, 02/15/2039	416,670,000	470,479,022
2.875%, 05/15/2043	570,850,000	575,398,961
2.500%, 02/15/2045	84,850,000	79,135,883
		2,193,614,495	14.0%
Other Government Related Securities
Centrais Eletricas Brasileiras SA:
6.875%, 07/30/2019 (1)(2)	3,000,000	3,195,000
5.750%, 10/27/2021 (1)(2)	4,000,000	4,215,000
CNOOC Curtis Funding No. 1 Pty Ltd.,
4.500%, 10/03/2023 (1)(2)	5,000,000	5,397,045
CNOOC Finance (2013) Ltd.,
3.000%, 05/09/2023 (1)	2,415,000	2,418,900
CNOOC Finance (2015) USA LLC,
3.500%, 05/05/2025	21,075,000	21,396,668
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 (1)	4,450,000	4,735,650
CNPC General Capital Ltd.,
2.750%, 05/14/2019 (1)(2)	2,000,000	2,012,488
Comision Federal de Electricidad,
5.750%, 02/14/2042 (1)(2)	5,200,000	5,499,000
Corp Andina de Fomento,
4.375%, 06/15/2022 (1)	3,956,000	4,274,695
Electricite de France SA,
4.750%, 10/13/2035 (1)(2)	10,000,000	10,891,745
Export-Import Bank of Korea:
2.250%, 01/21/2020 (1)	14,000,000	13,949,712
4.000%, 01/29/2021 (1)	2,400,000	2,499,132
The Korea Development Bank:
2.250%, 05/18/2020 (1)	7,200,000	7,143,686
3.000%, 09/14/2022 (1)	4,400,000	4,435,445
Korea Electric Power Corp.,
6.750%, 08/01/2027 (1)	490,000	628,775
Nexen Energy ULC,
7.500%, 07/30/2039 (1)	6,175,000	8,949,934
Petrobras Global Finance BV:
5.299%, 01/27/2025 (1)(2)	3,400,000	3,394,900
7.375%, 01/17/2027 (1)	9,300,000	10,239,300
Petroleos Mexicanos:
4.875%, 01/24/2022 (1)	6,500,000	6,816,875
4.250%, 01/15/2025 (1)	15,000,000	14,913,000
4.500%, 01/23/2026 (1)	4,500,000	4,492,350
6.500%, 06/02/2041 (1)	4,000,000	4,182,000
PTT PCL,
3.375%, 10/25/2022 (1)(2)	5,000,000	5,092,796
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (1)(2)	1,500,000	1,610,196
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (1)(2)	20,000,000	20,046,661
3.250%, 04/28/2025 (1)(2)	20,000,000	20,034,738
Sinopec Group Overseas Development [2016] Ltd.:
1.750%, 09/29/2019 (1)(2)	8,000,000	7,910,448
3.500%, 05/03/2026 (1)(2)	10,000,000	10,115,060
Sinopec Group Overseas Development [2017] Ltd,
3.000%, 04/12/2022 (1)(2)	6,950,000	7,028,229
		217,519,428	1.4%
Corporate Bonds
Industrials
21st Century Fox America, Inc.:
6.900%, 03/01/2019	6,659,000	7,112,478
3.700%, 09/15/2024	4,025,000	4,176,807
7.430%, 10/01/2026	3,300,000	4,186,214
6.150%, 03/01/2037	9,000,000	11,134,356
5.400%, 10/01/2043	5,000,000	5,794,550
4.750%, 09/15/2044	1,950,000	2,080,101
A.P. Meoller - Maersk A/S:
2.550%, 09/22/2019 (1)(2)	10,000,000	10,056,278
3.750%, 09/22/2024 (1)(2)	4,475,000	4,501,928
Abbott Laboratories:
3.400%, 11/30/2023	10,000,000	10,311,534
4.750%, 11/30/2036	38,500,000	42,521,790
AbbVie, Inc.:
2.000%, 11/06/2018	10,835,000	10,870,727
3.200%, 11/06/2022	3,000,000	3,076,161
3.600%, 05/14/2025	2,500,000	2,591,940

4.300%, 05/14/2036	3,825,000	4,015,708
Actavis Funding SCS:
3.850%, 06/15/2024 (1)	125,000	130,402
4.550%, 03/15/2035 (1)	5,253,000	5,604,488
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	700,000	754,026
The ADT Corp.,
3.500%, 07/15/2022	6,900,000	6,900,000
Agilent Technologies, Inc.,
3.875%, 07/15/2023	5,325,000	5,514,250
Agrium, Inc.,
4.125%, 03/15/2035 (1)	6,550,000	6,654,507
Alibaba Group Holding Ltd.,
3.125%, 11/28/2021 (1)	10,000,000	10,222,250
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	8,325,000	8,299,109
Ameritech Capital Funding Corp.,
6.450%, 01/15/2018	3,175,000	3,215,427
Amgen, Inc.,
4.400%, 05/01/2045	8,000,000	8,469,487
Anadarko Petroleum Corp.:
8.700%, 03/15/2019	4,380,000	4,780,288
6.450%, 09/15/2036	4,025,000	4,761,560
Anglo American Capital PLC:
9.375%, 04/08/2019 (1)(2)	5,600,000	6,189,513
3.750%, 04/10/2022 (1)(2)	7,000,000	7,179,200
3.625%, 09/11/2024 (1)(2)	4,325,000	4,314,203
Anheuser-Busch InBev Finance, Inc.:
3.300%, 02/01/2023	20,350,000	21,098,357
3.650%, 02/01/2026	25,625,000	26,509,380
ANR Pipeline Co.,
9.625%, 11/01/2021	9,150,000	11,597,192
ArcelorMittal:
6.125%, 06/01/2018 (1)	150,000	153,937
6.000%, 03/01/2021 (1)	7,950,000	8,725,125
6.750%, 02/25/2022 (1)	4,500,000	5,158,125
Arrow Electronics, Inc.,
3.250%, 09/08/2024	15,000,000	14,831,274
AT&T, Inc.:
3.600%, 02/17/2023	10,550,000	10,854,747
3.950%, 01/15/2025	4,425,000	4,545,000
3.400%, 05/15/2025	20,225,000	19,949,959
4.125%, 02/17/2026	8,925,000	9,157,828
3.900%, 08/14/2027	4,000,000	4,007,786
5.250%, 03/01/2037	7,125,000	7,498,188
5.650%, 02/15/2047	4,225,000	4,607,731
4.500%, 03/09/2048	15,264,000	14,080,141
5.150%, 02/14/2050	9,650,000	9,696,992
Avnet, Inc.,
3.750%, 12/01/2021	5,000,000	5,108,300
Ball Corp.,
5.250%, 07/01/2025	25,000,000	27,443,750
Bayer US Finance LLC,
2.375%, 10/08/2019 (2)	14,725,000	14,810,182
Beam Suntory, Inc.:
3.250%, 05/15/2022	7,000,000	7,164,268
3.250%, 06/15/2023	10,960,000	11,166,477
Becton Dickinson and Co.:
3.250%, 11/12/2020	13,000,000	13,351,188
3.363%, 06/06/2024	10,000,000	10,093,296
3.734%, 12/15/2024	9,250,000	9,448,414
4.875%, 05/15/2044	4,000,000	4,182,070
Bemis Co., Inc.,
4.500%, 10/15/2021	1,000,000	1,066,534
Boardwalk Pipelines LP:
4.950%, 12/15/2024	15,475,000	16,469,631
5.950%, 06/01/2026	19,025,000	21,281,845
Boston Scientific Corp.,
2.650%, 10/01/2018	10,000,000	10,089,484
BP Capital Markets PLC:
1.959%, 09/26/2018 (3 Month LIBOR USD + 0.630%) (1)(3)	5,000,000	5,025,741
4.750%, 03/10/2019 (1)	1,500,000	1,564,135
Broadridge Financial Solutions, Inc.,
3.400%, 06/27/2026	18,286,000	18,119,611
Browning-Ferris Industries, Inc.,
9.250%, 05/01/2021	1,600,000	1,902,623
Bunge Limited Finance Corp.:
8.500%, 06/15/2019	13,690,000	15,120,712
3.250%, 08/15/2026	13,188,000	12,707,859
3.750%, 09/25/2027	22,800,000	22,762,774
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,100,000	3,289,051
Celgene Corp.,
3.550%, 08/15/2022	5,730,000	5,989,348
CF Industries, Inc.:
6.875%, 05/01/2018	8,480,000	8,713,200
3.450%, 06/01/2023	24,874,000	24,563,075
5.375%, 03/15/2044	10,922,000	10,430,510

Charter Communications Operating LLC,
4.464%, 07/23/2022	33,748,000	35,706,275
Charter Communications Operating LLC / Charter Communications Operating Capital,
6.384%, 10/23/2035	6,000,000	7,017,749
CK Hutchison International Ltd.:
2.250%, 09/29/2020 (1)(2)	17,600,000	17,536,528
2.875%, 04/05/2022 (1)(2)	7,475,000	7,518,432
Columbia Pipeline Group, Inc.:
3.300%, 06/01/2020	9,943,000	10,177,172
4.500%, 06/01/2025	14,010,000	14,967,240
5.800%, 06/01/2045	2,223,000	2,668,791
Comcast Cable Communications Holdings Inc.,
9.455%, 11/15/2022	2,030,000	2,698,569
Comcast Corp.:
4.250%, 01/15/2033	5,900,000	6,344,369
4.400%, 08/15/2035	13,450,000	14,582,326
3.200%, 07/15/2036	15,000,000	14,079,266
4.650%, 07/15/2042	2,000,000	2,209,454
ConocoPhillips Canada Funding Co. I,
5.950%, 10/15/2036 (1)	845,000	1,054,975
Constellation Brands, Inc.:
4.750%, 11/15/2024	100,000	109,619
4.750%, 12/01/2025	1,000,000	1,091,801
Continental Airlines Pass Through Trust,
Class 974A, 6.900%, 07/02/2019	2,114	2,119
Cox Communications, Inc.:
2.950%, 06/30/2023 (2)	5,475,000	5,389,557
3.850%, 02/01/2025 (2)	4,625,000	4,657,117
3.350%, 09/15/2026 (2)	15,000,000	14,678,570
4.800%, 02/01/2035 (2)	4,450,000	4,406,207
6.450%, 12/01/2036 (2)	5,550,000	6,496,830
8.375%, 03/01/2039 (2)	11,639,000	16,160,709
4.700%, 12/15/2042 (2)	5,000,000	4,686,250
CSX Corp.,
6.220%, 04/30/2040	350,000	453,064
CVS Health Corp.,
3.875%, 07/20/2025	2,302,000	2,401,015
Danone SA:
3.000%, 06/15/2022 (1)(2)	3,500,000	3,551,274
2.589%, 11/02/2023 (1)(2)	10,000,000	9,823,946
DCP Midstream LLC:
9.750%, 03/15/2019 (2)	10,505,000	11,476,713
4.750%, 09/30/2021 (2)	2,245,000	2,301,125
DCP Midstream Operating LP,
2.500%, 12/01/2017	175,000	175,018
Deutsche Telekom International Finance BV:
6.750%, 08/20/2018 (1)	1,250,000	1,304,888
8.750%, 06/15/2030 (1)	925,000	1,358,508
Devon Financing Corp. LLC,
7.875%, 09/30/2031	5,000,000	6,600,351
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.480%, 06/01/2019 (2)	13,685,000	13,956,747
4.420%, 06/15/2021 (2)	39,125,000	41,077,931
5.450%, 06/15/2023 (2)	8,000,000	8,755,196
DISH DBS Corp.,
5.000%, 03/15/2023	2,500,000	2,554,688
Dollar General Corp.,
1.875%, 04/15/2018	2,100,000	2,102,184
Dominion Gas Holdings LLC,
3.600%, 12/15/2024	6,100,000	6,233,767
The Dow Chemical Co.:
8.550%, 05/15/2019	32,350,000	35,721,006
4.125%, 11/15/2021	835,000	884,694
DXC Technology Co.:
2.266%, 03/01/2021 (3 Month LIBOR USD + 0.950%) (3)	12,000,000	12,045,470
4.450%, 09/18/2022	2,000,000	2,120,443
4.250%, 04/15/2024	37,639,000	39,600,716
4.750%, 04/15/2027	15,000,000	16,044,294
Eaton Corp.:
2.750%, 11/02/2022	2,500,000	2,517,299
4.000%, 11/02/2032	3,660,000	3,789,018
Ecolab, Inc.,
3.250%, 01/14/2023	6,325,000	6,514,653
El du Pont de Nemours & Co.,
2.200%, 05/01/2020	7,700,000	7,749,555
EMC Corp.,
2.650%, 06/01/2020	200,000	197,970
Enable Midstream Partners LP,
4.400%, 03/15/2027	15,000,000	15,256,683
Enable Oklahoma Intrastate Transmission LLC,
6.250%, 03/15/2020 (2)	3,190,000	3,399,833
Enbridge Energy Partners LP,
7.375%, 10/15/2045	15,000,000	19,323,154
Enbridge, Inc.,
5.500%, 12/01/2046 (1)	5,000,000	5,743,532
Encana Corp.,
6.500%, 05/15/2019 (1)	610,000	649,140

Energy Transfer Partners LP:
2.500%, 06/15/2018	5,700,000	5,722,386
9.700%, 03/15/2019	1,189,000	1,313,319
4.150%, 10/01/2020	13,475,000	14,073,123
5.200%, 02/01/2022	1,000,000	1,083,854
3.600%, 02/01/2023	5,000,000	5,084,786
4.050%, 03/15/2025	6,204,000	6,289,874
4.200%, 04/15/2027	8,275,000	8,378,434
6.500%, 02/01/2042	14,000,000	15,839,668
5.150%, 03/15/2045	5,000,000	4,884,587
EnLink Midstream Partners LP,
4.400%, 04/01/2024	23,605,000	24,390,197
Ensco PLC,
5.200%, 03/15/2025 (1)	6,000,000	5,040,000
Enterprise Products Operating LLC:
2.850%, 04/15/2021	10,000,000	10,156,675
3.350%, 03/15/2023	10,000,000	10,257,083
3.750%, 02/15/2025	7,000,000	7,254,855
EQT Midstream Partners LP,
4.125%, 12/01/2026	14,750,000	14,780,072
ERAC USA Finance LLC:
2.350%, 10/15/2019 (2)	5,385,000	5,406,828
2.600%, 12/01/2021 (2)	10,275,000	10,225,514
Express Scripts Holding Co.:
4.750%, 11/15/2021	14,700,000	15,949,085
3.500%, 06/15/2024	7,500,000	7,609,988
FedEx Corp.:
8.000%, 01/15/2019	6,100,000	6,571,836
3.900%, 02/01/2035	7,000,000	7,095,435
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	2,789,000	2,904,237
4.500%, 10/15/2022	1,529,000	1,651,972
3.500%, 04/15/2023	3,202,000	3,300,435
3.875%, 06/05/2024	6,367,000	6,658,802
3.000%, 08/15/2026	9,300,000	9,026,925
Fiserv, Inc.:
4.625%, 10/01/2020	3,000,000	3,197,518
3.500%, 10/01/2022	11,500,000	11,905,166
3.850%, 06/01/2025	11,720,000	12,239,486
Florida Gas Transmission Co. LLC,
3.875%, 07/15/2022 (2)	3,000,000	3,126,056
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 (1)	11,700,000	11,673,076
4.375%, 05/10/2043 (1)	4,000,000	4,061,535
Ford Motor Credit Co. LLC:
2.145%, 01/09/2018	5,375,000	5,381,719
2.551%, 10/05/2018	8,500,000	8,554,912
2.681%, 01/09/2020	5,000,000	5,040,432
3.200%, 01/15/2021	11,250,000	11,476,498
5.750%, 02/01/2021	13,000,000	14,255,633
3.336%, 03/18/2021	5,500,000	5,624,922
5.875%, 08/02/2021	8,975,000	9,982,948
2.979%, 08/03/2022	10,000,000	9,957,920
4.250%, 09/20/2022	4,459,000	4,693,312
Forest Laboratories, Inc.:
4.375%, 02/01/2019 (2)	1,060,000	1,087,032
5.000%, 12/15/2021 (2)	41,397,000	45,242,800
Freeport-McMoRan, Inc.:
3.100%, 03/15/2020	3,775,000	3,782,550
6.500%, 11/15/2020	6,337,000	6,482,751
6.750%, 02/01/2022	2,649,000	2,761,582
3.550%, 03/01/2022	6,275,000	6,178,930
3.875%, 03/15/2023	8,000,000	7,880,000
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (2)	33,385,000	35,388,100
General Electric Co.:
2.200%, 01/09/2020	2,864,000	2,889,538
5.550%, 05/04/2020	1,199,000	1,310,177
4.375%, 09/16/2020	838,000	897,492
5.300%, 02/11/2021	859,000	944,551
4.650%, 10/17/2021	2,420,000	2,650,060
General Mills, Inc.,
2.200%, 10/21/2019	12,000,000	12,076,254
General Motors Financial Co., Inc.:
2.400%, 05/09/2019	6,500,000	6,528,572
2.350%, 10/04/2019	2,700,000	2,709,026
3.700%, 11/24/2020	1,509,000	1,562,241
4.200%, 03/01/2021	21,158,000	22,177,221
3.200%, 07/06/2021	25,600,000	26,049,988
4.375%, 09/25/2021	4,450,000	4,717,563
3.450%, 01/14/2022	5,200,000	5,311,179
3.150%, 06/30/2022	6,325,000	6,375,434
Genpact Luxembourg,
3.700%, 04/01/2022 (1)(2)	38,785,000	39,233,300
Georgia-Pacific LLC:
5.400%, 11/01/2020 (2)	11,000,000	12,053,748
3.163%, 11/15/2021 (2)	20,000,000	20,445,295
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021 (1)(2)	2,000,000	2,159,820

4.250%, 10/25/2022 (1)(2)	7,000,000	7,366,611
6.000%, 11/15/2041 (1)(2)	7,400,000	8,640,684
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	16,940,000	17,635,387
4.625%, 04/29/2024 (2)	26,730,000	28,313,753
4.000%, 03/27/2027 (2)	7,000,000	7,042,380
Grupo Bimbo SAB de CV,
3.875%, 06/27/2024 (1)(2)	26,633,000	27,505,357
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,000,000	3,090,056
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (2)	10,000,000	10,788,267
HB Fuller Co.,
4.000%, 02/15/2027	6,725,000	6,425,744
HCA, Inc.:
4.250%, 10/15/2019	10,900,000	11,281,500
6.500%, 02/15/2020	5,000,000	5,443,750
5.000%, 03/15/2024	8,366,000	8,909,790
5.375%, 02/01/2025	25,175,000	26,528,156
Hewlett Packard Enterprise Co.:
2.100%, 10/04/2019 (2)	9,000,000	9,003,054
3.600%, 10/15/2020	7,550,000	7,825,919
Hexcel Corp.,
3.950%, 02/15/2027	19,000,000	19,383,382
HP, Inc.,
4.650%, 12/09/2021	32,425,000	34,939,363
Husky Energy, Inc.,
4.000%, 04/15/2024 (1)	7,380,000	7,574,035
Hutchison Whampoa International Ltd.:
7.625%, 04/09/2019 (1)(2)	2,000,000	2,160,940
3.250%, 11/08/2022 (1)(2)	4,625,000	4,730,449
3.625%, 10/31/2024 (1)(2)	15,000,000	15,548,550
Hyundai Capital America:
2.500%, 03/18/2019 (2)	24,600,000	24,617,260
1.750%, 09/27/2019 (2)	10,000,000	9,841,165
3.000%, 03/18/2021 (2)	10,000,000	10,028,343
3.100%, 04/05/2022 (2)	2,000,000	1,990,030
Hyundai Capital Services, Inc.,
2.625%, 09/29/2020 (1)(2)	9,225,000	9,191,279
Ingersoll-Rand Global Holding Co. Ltd,
5.750%, 06/15/2043	4,126,000	5,128,028
Ingersoll-Rand Luxembourg Finance SA:
3.550%, 11/01/2024 (1)	8,425,000	8,692,648
4.650%, 11/01/2044 (1)	1,300,000	1,408,099
Johnson Controls International PLC:
3.900%, 02/14/2026 (1)	10,000,000	10,531,757
5.250%, 12/01/2041 (1)	1,150,000	1,304,745
Kerr-McGee Corp.,
7.875%, 09/15/2031	12,790,000	16,261,023
Keysight Technologies, Inc.:
3.300%, 10/30/2019	13,300,000	13,485,649
4.550%, 10/30/2024	4,417,000	4,658,771
4.600%, 04/06/2027	24,031,000	25,279,266
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	8,828,000	9,590,197
6.850%, 02/15/2020	4,645,000	5,098,019
6.500%, 02/01/2037	400,000	452,128
6.950%, 01/15/2038	1,350,000	1,637,467
7.500%, 11/15/2040	2,500,000	3,136,366
Kinder Morgan Finance Co. LLC,
6.000%, 01/15/2018 (2)	1,000,000	1,011,116
Kinder Morgan, Inc./DE:
3.050%, 12/01/2019	7,000,000	7,126,581
5.000%, 02/15/2021 (2)	10,008,000	10,737,296
8.050%, 10/15/2030	14,009,000	16,939,625
7.800%, 08/01/2031	16,174,000	20,511,467
Kinross Gold Corp.,
6.875%, 09/01/2041 (1)	5,500,000	6,105,000
Kraft Heinz Foods Co.:
3.500%, 07/15/2022	17,000,000	17,593,535
6.750%, 03/15/2032	10,000,000	12,727,210
5.000%, 07/15/2035	7,075,000	7,707,822
5.000%, 06/04/2042	5,000,000	5,327,140
Lafarge SA,
7.125%, 07/15/2036 (1)	1,425,000	1,836,084
LafargeHolcim Finance US LLC,
3.500%, 09/22/2026 (2)	10,000,000	9,904,211
Lear Corp.,
5.250%, 01/15/2025	21,600,000	23,088,603
Lennox International, Inc.,
3.000%, 11/15/2023	10,000,000	10,015,808
Magellan Midstream Partners LP:
5.000%, 03/01/2026	10,000,000	11,126,513
4.200%, 03/15/2045	8,770,000	8,391,793
4.250%, 09/15/2046	1,230,000	1,219,527
Marathon Oil Corp.,
2.800%, 11/01/2022	10,175,000	9,891,824

Marathon Petroleum Corp.:
3.400%, 12/15/2020	20,000,000	20,640,296
3.625%, 09/15/2024	2,500,000	2,545,911
4.750%, 09/15/2044	3,985,000	3,964,340
Martin Marietta Materials, Inc.:
6.600%, 04/15/2018	475,000	487,153
6.250%, 05/01/2037	450,000	536,409
Masco Corp.,
7.125%, 03/15/2020	232,000	257,520
McDonald’s Corp.,
3.700%, 01/30/2026	7,250,000	7,553,645
Microsoft Corp.:
4.200%, 11/03/2035	5,650,000	6,281,373
3.950%, 08/08/2056	17,000,000	17,518,127
Molex Electronic Technologies LLC:
2.878%, 04/15/2020 (2)	26,313,000	26,483,164
3.900%, 04/15/2025 (2)	4,500,000	4,607,881
The Mosaic Co.,
5.450%, 11/15/2033	16,101,000	16,641,321
MPLX LP:
5.500%, 02/15/2023	1,900,000	1,955,100
4.500%, 07/15/2023	275,000	292,572
4.875%, 12/01/2024	9,650,000	10,398,478
4.000%, 02/15/2025	8,000,000	8,135,253
4.875%, 06/01/2025	7,000,000	7,501,968
Murphy Oil Corp.,
4.700%, 12/01/2022	12,600,000	12,600,000
Mylan NV:
3.000%, 12/15/2018 (1)	4,500,000	4,550,805
3.750%, 12/15/2020 (1)	5,875,000	6,091,225
3.150%, 06/15/2021 (1)	8,100,000	8,241,938
Mylan, Inc.:
2.600%, 06/24/2018	7,775,000	7,813,459
3.125%, 01/15/2023 (2)	11,800,000	11,789,793
4.200%, 11/29/2023	4,525,000	4,714,944
Nabors Industries, Inc.,
6.150%, 02/15/2018	176,000	178,728
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	3,400,000	4,929,421
Newell Brands, Inc.,
3.850%, 04/01/2023	20,000,000	21,012,037
Noble Energy, Inc.:
3.900%, 11/15/2024	3,000,000	3,071,320
5.050%, 11/15/2044	3,000,000	3,096,330
Noble Holding International Ltd.,
5.750%, 03/16/2018 (1)	7,000,000	7,052,500
NuStar Logistics LP:
4.800%, 09/01/2020	4,275,000	4,435,313
6.750%, 02/01/2021	3,000,000	3,247,500
Oi Brasil Holdings Cooperatief UA,
5.750%, 02/10/2022 (1)(2)(6)	3,000,000	1,050,000
ONEOK Partners LP:
3.375%, 10/01/2022	6,541,000	6,606,804
5.000%, 09/15/2023	5,800,000	6,263,323
ONEOK, Inc.:
4.250%, 02/01/2022	6,325,000	6,573,642
7.500%, 09/01/2023	2,959,000	3,541,302
Oracle Corp.:
3.400%, 07/08/2024	8,850,000	9,216,744
3.900%, 05/15/2035	7,425,000	7,786,810
Orange SA,
9.000%, 03/01/2031 (1)(2)	3,411,000	5,177,951
Owens Corning:
4.200%, 12/01/2024	10,000,000	10,532,559
3.400%, 08/15/2026	5,000,000	4,930,414
Packaging Corp. of America,
4.500%, 11/01/2023	4,700,000	5,090,041
Pactiv LLC,
7.950%, 12/15/2025	1,338,000	1,508,595
Pentair Finance SA:
2.900%, 09/15/2018 (1)	2,206,000	2,223,254
2.650%, 12/01/2019 (1)	5,000,000	5,012,459
Pernod Ricard SA,
4.250%, 07/15/2022 (1)(2)	26,700,000	28,685,319
Petrofac Ltd.,
3.400%, 10/10/2018 (1)(2)	31,475,000	31,258,609
Pfizer, Inc.,
5.800%, 08/12/2023	7,938,000	9,351,453
Phillips 66:
4.300%, 04/01/2022	6,168,000	6,624,838
4.650%, 11/15/2034	13,000,000	13,761,832
5.875%, 05/01/2042	5,000,000	6,150,414
4.875%, 11/15/2044	15,000,000	16,275,072
Phillips 66 Partners LP,
4.680%, 02/15/2045	2,000,000	1,935,645
Pioneer Natural Resources Co.,
6.875%, 05/01/2018	14,075,000	14,477,881
Plum Creek Timberlands LP:
4.700%, 03/15/2021	1,200,000	1,281,414

3.250%, 03/15/2023	8,375,000	8,536,342
POSCO,
4.250%, 10/28/2020 (1)(2)	2,175,000	2,263,305
Potash Corp of Saskatchewan, Inc.,
4.000%, 12/15/2026 (1)	10,000,000	10,429,176
Qwest Capital Funding, Inc.,
7.625%, 08/03/2021	200,000	208,206
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023	11,850,000	12,417,987
Reliance Holding USA, Inc.:
4.500%, 10/19/2020 (2)	2,000,000	2,111,978
5.400%, 02/14/2022 (2)	3,500,000	3,845,794
Republic Services, Inc.:
5.500%, 09/15/2019	13,000,000	13,866,460
3.550%, 06/01/2022	4,000,000	4,170,250
4.750%, 05/15/2023	13,459,000	14,867,738
2.900%, 07/01/2026	20,000,000	19,591,123
Rockies Express Pipeline LLC:
6.850%, 07/15/2018 (2)	2,000,000	2,065,000
5.625%, 04/15/2020 (2)	2,695,000	2,833,119
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025	24,500,000	27,026,806
5.875%, 06/30/2026	28,935,000	32,286,607
Samarco Mineracao SA:
5.750%, 10/24/2023 (1)(2)(6)	5,475,000	3,312,375
5.375%, 09/26/2024 (1)(2)(6)	5,125,000	3,100,625
Schlumberger Holdings Corp.,
3.000%, 12/21/2020 (2)	11,000,000	11,265,708
Schneider Electric SE,
2.950%, 09/27/2022 (1)(2)	5,000,000	5,041,421
Seagate HDD Cayman,
4.250%, 03/01/2022 (1)(2)	15,000,000	14,916,056
The Sherwin-Williams Co.,
4.500%, 06/01/2047	10,550,000	11,071,661
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (1)	51,400,000	51,080,155
Silgan Holdings, Inc.,
4.750%, 03/15/2025 (2)	1,000,000	1,030,000
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)	960,000	1,208,832
Smithfield Foods, Inc.,
3.350%, 02/01/2022 (2)	20,482,000	20,872,099
Solvay Finance America LLC:
3.400%, 12/03/2020 (2)	39,226,000	40,481,039
4.450%, 12/03/2025 (2)	24,426,000	26,253,143
Sonoco Products Co.,
4.375%, 11/01/2021	1,000,000	1,052,365
Spectra Energy Partners LP,
3.500%, 03/15/2025	15,150,000	15,250,979
Sprint Capital Corp.,
6.900%, 05/01/2019	675,000	719,719
Sunoco Logistics Partners Operations LP:
3.450%, 01/15/2023	2,000,000	2,016,622
6.100%, 02/15/2042	1,000,000	1,073,712
Targa Resources Partners LP,
4.125%, 11/15/2019	7,000,000	7,070,000
TC PipeLines LP:
4.375%, 03/13/2025	25,830,000	26,993,836
3.900%, 05/25/2027	5,885,000	5,894,651
Tech Data Corp.,
3.700%, 02/15/2022	7,000,000	7,058,744
Telecom Italia Capital SA:
7.175%, 06/18/2019 (1)	500,000	542,025
5.303%, 05/30/2024 (1)(2)	21,500,000	23,381,250
7.200%, 07/18/2036 (1)	3,175,000	3,920,966
Telefonica Emisiones SAU:
5.462%, 02/16/2021 (1)	2,402,000	2,632,780
4.570%, 04/27/2023 (1)	1,000,000	1,092,454
4.103%, 03/08/2027 (1)	8,125,000	8,406,225
7.045%, 06/20/2036 (1)	4,925,000	6,523,676
5.213%, 03/08/2047 (1)	5,000,000	5,502,675
TELUS Corp.,
2.800%, 02/16/2027 (1)	13,100,000	12,325,051
Tenet Healthcare Corp.,
6.750%, 06/15/2023	1,000,000	960,000
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023 (1)	24,275,000	23,153,301
3.150%, 10/01/2026 (1)	31,000,000	28,572,589
Thermo Fisher Scientific, Inc.,
3.300%, 02/15/2022	7,000,000	7,238,770
Time Warner Cable LLC:
6.750%, 07/01/2018	11,000,000	11,398,187
8.750%, 02/14/2019	1,132,000	1,229,625
8.250%, 04/01/2019	35,000	38,054
Time Warner, Inc.:
7.250%, 10/15/2017	2,300,000	2,304,262
3.800%, 02/15/2027	3,500,000	3,500,814
7.625%, 04/15/2031	13,500,000	18,413,014

7.700%, 05/01/2032	19,233,000	26,742,345
4.850%, 07/15/2045	12,000,000	12,195,370
The Timken Co.,
3.875%, 09/01/2024	18,500,000	18,681,765
Transcontinental Gas Pipe Line Co. LLC,
4.450%, 08/01/2042	2,600,000	2,656,653
Transocean, Inc.:
8.375%, 12/15/2021 (1)	5,500,000	5,857,500
5.800%, 10/15/2022 (1)	5,000,000	4,912,500
TSMC Global Ltd.,
1.625%, 04/03/2018 (1)(2)	37,655,000	37,591,225
TTX Co.:
4.650%, 06/15/2044 (2)	7,710,000	8,147,403
3.900%, 02/01/2045 (2)	25,325,000	24,518,396
Tyco Electronics Group SA,
7.125%, 10/01/2037 (1)	500,000	701,040
United Rentals North America, Inc.,
4.625%, 10/15/2025	3,000,000	3,037,500
US Airways Pass Through Trust,
Class 981B, 7.350%, 07/30/2019	177,936	179,255
Vale Overseas Ltd.:
5.875%, 06/10/2021 (1)	25,125,000	27,624,938
4.375%, 01/11/2022 (1)	2,700,000	2,813,400
6.250%, 08/10/2026 (1)	22,000,000	24,963,400
8.250%, 01/17/2034 (1)	425,000	536,031
6.875%, 11/21/2036 (1)	150,000	171,750
6.875%, 11/10/2039 (1)	15,850,000	18,167,270
Valeant Pharmaceuticals International, Inc.,
5.875%, 05/15/2023 (1)(2)	5,000,000	4,418,750
Valero Energy Corp.:
9.375%, 03/15/2019	19,806,000	21,806,111
3.400%, 09/15/2026	17,500,000	17,264,053
6.625%, 06/15/2037	5,000,000	6,308,656
Verisk Analytics, Inc.:
5.800%, 05/01/2021	2,585,000	2,854,414
4.000%, 06/15/2025	10,000,000	10,403,293
Verizon Communications, Inc.:
4.500%, 08/10/2033	16,500,000	16,905,735
4.272%, 01/15/2036	19,649,000	19,303,248
5.250%, 03/16/2037	18,225,000	19,986,192
4.812%, 03/15/2039	37,955,000	39,181,212
Viacom, Inc.,
2.750%, 12/15/2019	10,000,000	10,093,082
Viterra, Inc.,
5.950%, 08/01/2020 (1)(2)	7,000,000	7,615,071
Vodafone Group PLC,
6.150%, 02/27/2037 (1)	3,150,000	3,848,150
Vulcan Materials Co.:
7.500%, 06/15/2021	16,763,000	19,595,985
4.500%, 04/01/2025	3,000,000	3,201,035
7.150%, 11/30/2037	500,000	658,553
Wabtec Corp./DE,
3.450%, 11/15/2026	27,225,000	26,772,503
Walgreen Co.,
5.250%, 01/15/2019	2,482,000	2,582,550
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	8,060,000	8,324,183
3.800%, 11/18/2024	10,000,000	10,346,016
3.450%, 06/01/2026	7,000,000	6,976,582
Waste Management, Inc.:
6.100%, 03/15/2018	200,000	203,951
3.900%, 03/01/2035	5,000,000	5,172,806
Weatherford International Ltd.,
4.500%, 04/15/2022 (1)	5,020,000	4,668,600
Western Gas Partners LP,
5.375%, 06/01/2021	18,000,000	19,277,057
WestRock MWV LLC:
7.375%, 09/01/2019	6,650,000	7,280,358
9.750%, 06/15/2020	1,060,000	1,238,348
8.200%, 01/15/2030	3,012,000	4,220,143
Weyerhaeuser Co.,
7.375%, 10/01/2019	11,865,000	13,099,296
The Williams Companies, Inc.:
7.875%, 09/01/2021	5,065,000	5,951,375
3.700%, 01/15/2023	24,375,000	24,253,125
4.550%, 06/24/2024	2,000,000	2,070,000
Class A, 7.500%, 01/15/2031	120,000	144,000
7.750%, 06/15/2031	3,500,000	4,260,900
5.750%, 06/24/2044	2,500,000	2,643,750
Williams Partners LP:
5.250%, 03/15/2020	2,000,000	2,146,673
6.300%, 04/15/2040	1,590,000	1,904,254
Woodside Finance Ltd.,
3.650%, 03/05/2025 (1)(2)	15,000,000	15,107,104
WPX Energy, Inc.,
6.000%, 01/15/2022	4,000,000	4,135,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
4.250%, 05/30/2023 (2)	4,000,000	4,120,000

Xerox Corp.,
3.625%, 03/15/2023	34,900,000	34,607,820
Yara International ASA:
7.875%, 06/11/2019 (1)(2)	5,880,000	6,384,075
3.800%, 06/06/2026 (1)(2)	20,250,000	19,958,619
Zoetis, Inc.:
3.450%, 11/13/2020	11,885,000	12,287,927
3.250%, 02/01/2023	24,276,000	25,102,877
4.500%, 11/13/2025	16,275,000	17,917,857
3.950%, 09/12/2047	4,000,000	3,972,213
		4,102,858,544	26.3%
Utilities
Appalachian Power Co.,
Class P, 6.700%, 08/15/2037	1,275,000	1,727,875
Arizona Public Service Co.,
8.750%, 03/01/2019	1,150,000	1,256,218
Berkshire Hathaway Energy Co.,
3.500%, 02/01/2025	7,000,000	7,242,090
CMS Energy Corp.,
5.050%, 03/15/2022	1,000,000	1,102,237
Consolidated Edison Co. of New York, Inc.,
4.625%, 12/01/2054	7,600,000	8,457,503
Dominion Resources, Inc./VA:
2.500%, 12/01/2019	5,225,000	5,269,803
Class B, 5.950%, 06/15/2035	1,880,000	2,316,227
Edison International,
2.950%, 03/15/2023	5,000,000	5,063,386
EDP Finance BV:
4.900%, 10/01/2019 (1)(2)	1,564,000	1,640,996
4.125%, 01/15/2020 (1)(2)	8,816,000	9,143,250
3.625%, 07/15/2024 (1)(2)	10,000,000	10,082,100
Enel Finance International NV:
2.875%, 05/25/2022 (1)(2)	7,500,000	7,548,587
3.625%, 05/25/2027 (1)(2)	17,500,000	17,535,574
6.000%, 10/07/2039 (1)(2)	631,000	777,778
4.750%, 05/25/2047 (1)(2)	12,374,000	13,096,699
Exelon Corp.:
3.950%, 06/15/2025	15,650,000	16,347,725
5.100%, 06/15/2045	5,875,000	6,712,269
Exelon Generation Co. LLC:
6.200%, 10/01/2017	4,350,000	4,350,000
5.600%, 06/15/2042	6,100,000	6,218,117
Fortis Inc.,
3.055%, 10/04/2026 (1)	14,150,000	13,656,116
KeySpan Corp.,
8.000%, 11/15/2030	1,875,000	2,514,405
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (1)(2)	2,800,000	2,989,607
National Rural Utilities Cooperative Finance Corp.,
2.300%, 11/15/2019	5,000,000	5,047,498
NextEra Energy Capital Holdings, Inc.,
Class D, 4.664%, 09/01/2067 (3 Month LIBOR USD + 3.350%) (3)	2,600,000	2,602,971
NiSource Finance Corp.,
3.950%, 03/30/2048	11,775,000	11,605,051
PSEG Power LLC,
3.000%, 06/15/2021	25,027,000	25,484,694
Public Service Co. of New Mexico,
7.950%, 05/15/2018	6,553,000	6,796,683
RGS I&M Funding Corp.,
Class F, 9.820%, 12/07/2022	145,317	158,507
South Carolina Electric & Gas Co.,
4.100%, 06/15/2046	7,325,000	7,412,327
The Southern Co.,
2.950%, 07/01/2023	17,400,000	17,488,699
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	6,000,000	6,349,890
		227,994,882	1.5%
Financials
ABN AMRO Bank NV:
2.500%, 10/30/2018 (1)(2)	6,750,000	6,798,046
2.450%, 06/04/2020 (1)(2)	13,000,000	13,097,760
7.750%, 05/15/2023 (1)(2)	8,000,000	9,651,844
4.750%, 07/28/2025 (1)(2)	26,150,000	27,763,220
4.800%, 04/18/2026 (1)(2)	19,600,000	20,939,738
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	9,000,000	9,002,658
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (2)	2,000,000	2,667,234
Ally Financial, Inc.:
3.600%, 05/21/2018	7,000,000	7,053,900
3.250%, 11/05/2018	8,200,000	8,273,062
8.000%, 12/31/2018	1,206,000	1,288,912
3.750%, 11/18/2019	18,200,000	18,600,400
4.125%, 03/30/2020	10,000,000	10,300,000
5.125%, 09/30/2024	3,000,000	3,249,000
American International Group, Inc.:
6.400%, 12/15/2020	3,500,000	3,935,074
4.875%, 06/01/2022	25,551,000	28,066,111

3.750%, 07/10/2025	11,400,000	11,772,857
3.875%, 01/15/2035	5,000,000	4,896,208
6.820%, 11/15/2037	4,173,000	5,476,466
AmSouth Bancorporation,
6.750%, 11/01/2025	860,000	1,020,058
ANZ New Zealand (Int’l) Ltd./London:
1.750%, 03/29/2018 (1)	6,150,000	6,157,909
2.750%, 02/03/2021 (1)(2)	10,000,000	10,082,676
2.125%, 07/28/2021 (1)(2)	16,750,000	16,486,545
Aon Corp.,
5.000%, 09/30/2020 (1)	150,000	161,500
Aon PLC,
3.875%, 12/15/2025 (1)	14,490,000	15,249,886
Australia & New Zealand Banking Group Ltd.:
1.600%, 07/15/2019 (1)	5,000,000	4,969,807
4.500%, 03/19/2024 (1)(2)	9,000,000	9,447,162
Banco Santander SA,
3.500%, 04/11/2022 (1)	12,000,000	12,289,357
Bank of America Corp.:
6.875%, 04/25/2018	1,250,000	1,285,980
7.625%, 06/01/2019	7,735,000	8,441,261
2.625%, 10/19/2020	4,500,000	4,548,095
2.625%, 04/19/2021	17,500,000	17,620,314
3.300%, 01/11/2023	22,650,000	23,203,828
3.093%, 10/01/2025	12,000,000	11,985,440
3.248%, 10/21/2027	6,000,000	5,879,781
3.705%, 04/24/2028	23,000,000	23,362,833
7.750%, 05/14/2038	725,000	1,065,147
Bank of Montreal,
1.900%, 08/27/2021 (1)	26,450,000	26,089,381
The Bank of Nova Scotia:
1.700%, 06/11/2018 (1)	15,325,000	15,337,511
2.450%, 09/19/2022 (1)	8,225,000	8,182,268
4.500%, 12/16/2025 (1)	8,048,000	8,481,205
The Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.300%, 03/05/2020 (1)(2)	8,075,000	8,093,589
BanPonce Trust I,
Class A, 8.327%, 02/01/2027	2,310,000	2,195,188
Barclays PLC:
2.750%, 11/08/2019 (1)	7,000,000	7,073,451
3.250%, 01/12/2021 (1)	25,000,000	25,450,750
3.684%, 01/10/2023 (1)	21,000,000	21,537,039
3.650%, 03/16/2025 (1)	8,000,000	8,016,760
4.337%, 01/10/2028 (1)	10,000,000	10,324,947
BB&T Corp.:
2.450%, 01/15/2020	15,000,000	15,159,298
2.625%, 06/29/2020	13,000,000	13,211,902
The Bear Stearns Companies LLC,
7.250%, 02/01/2018	2,250,000	2,291,914
Berkshire Hathaway Finance Corp.,
4.400%, 05/15/2042	3,500,000	3,842,473
BNP Paribas SA:
5.000%, 01/15/2021 (1)	5,000,000	5,424,559
3.250%, 03/03/2023 (1)	4,000,000	4,121,816
BNZ International Funding Ltd./London:
2.350%, 03/04/2019 (1)(2)	14,025,000	14,104,240
2.400%, 02/21/2020 (1)(2)	8,000,000	8,030,260
2.750%, 03/02/2021 (1)(2)	18,750,000	18,931,631
BPCE SA:
2.500%, 12/10/2018 (1)	5,750,000	5,797,150
2.250%, 01/27/2020 (1)	4,000,000	4,009,912
5.700%, 10/22/2023 (1)(2)	31,200,000	34,747,846
4.625%, 07/11/2024 (1)(2)	3,185,000	3,329,239
5.150%, 07/21/2024 (1)(2)	26,500,000	28,567,321
Brighthouse Financial, Inc.,
4.700%, 06/22/2047 (2)	7,000,000	6,838,041
Caisse Centrale Desjardins,
1.976%, 01/29/2018 (3 Month LIBOR USD + 0.670%) (1)(2)(3)	29,175,000	29,232,591
Canadian Imperial Bank of Commerce,
1.600%, 09/06/2019 (1)	8,475,000	8,426,458
Capital One Bank (USA) NA,
3.375%, 02/15/2023	37,888,000	38,450,031
Capital One Financial Corp.:
2.450%, 04/24/2019	3,975,000	3,999,347
3.050%, 03/09/2022	14,725,000	14,893,145
3.750%, 07/28/2026	6,960,000	6,892,690
Capital One NA/Mclean VA:
1.650%, 02/05/2018	8,400,000	8,396,923
1.850%, 09/13/2019	5,000,000	4,964,906
The Chubb Corp.,
3.554%, 03/29/2067 (3 Month LIBOR USD + 2.250%) (3)	1,320,000	1,312,740
CIT Group, Inc.,
5.000%, 08/01/2023	5,000,000	5,387,500
Citigroup, Inc.:
1.700%, 04/27/2018	12,650,000	12,648,827
2.050%, 12/07/2018	12,825,000	12,843,519
2.400%, 02/18/2020	8,000,000	8,059,604
2.350%, 08/02/2021	8,125,000	8,066,784

2.876%, 07/24/2023	12,000,000	12,015,268
2.746%, 09/01/2023 (3 Month LIBOR USD + 1.430%) (3)	8,000,000	8,204,581
3.700%, 01/12/2026	4,700,000	4,818,763
3.887%, 01/10/2028	30,000,000	30,797,729
Citizens Bank NA/Providence RI:
2.450%, 12/04/2019	36,000,000	36,275,871
2.550%, 05/13/2021	6,175,000	6,200,840
CNA Financial Corp.:
5.875%, 08/15/2020	6,839,000	7,469,726
5.750%, 08/15/2021	9,177,000	10,183,738
7.250%, 11/15/2023	7,400,000	8,937,468
4.500%, 03/01/2026	21,000,000	22,437,772
3.450%, 08/15/2027	9,000,000	8,902,496
CNO Financial Group, Inc.:
4.500%, 05/30/2020	5,000,000	5,181,250
5.250%, 05/30/2025	18,640,000	19,898,200
Comerica Bank,
4.000%, 07/27/2025	21,425,000	22,125,521
Commonwealth Bank of Australia:
5.000%, 10/15/2019 (1)(2)	5,900,000	6,254,281
4.500%, 12/09/2025 (1)(2)	9,000,000	9,416,236
Compass Bank:
2.750%, 09/29/2019	38,994,000	39,243,727
2.875%, 06/29/2022	15,700,000	15,625,444
3.875%, 04/10/2025	25,875,000	25,820,743
Cooperatieve Rabobank,
2.750%, 01/10/2022 (1)	15,250,000	15,467,426
Cooperatieve Rabobank UA:
3.875%, 02/08/2022 (1)	4,150,000	4,399,510
3.750%, 07/21/2026 (1)	23,000,000	23,334,499
Cooperatieve Rabobank UA/NY,
1.700%, 03/19/2018 (1)	5,500,000	5,506,200
Credit Agricole SA/London:
3.375%, 01/10/2022 (1)(2)	23,225,000	23,747,272
3.250%, 10/04/2024 (1)(2)	8,575,000	8,579,873
Credit Mutuel - CIC Home Loan SFH,
1.500%, 11/16/2017 (1)(2)	5,000,000	4,999,675
Credit Suisse AG/New York NY:
1.700%, 04/27/2018 (1)	5,800,000	5,804,566
5.300%, 08/13/2019 (1)	7,166,000	7,590,979
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	9,000,000	9,216,504
4.282%, 01/09/2028 (1)(2)	10,000,000	10,416,164
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)	21,100,000	21,841,726
3.750%, 03/26/2025 (1)	15,000,000	15,279,339
4.550%, 04/17/2026 (1)	5,000,000	5,360,015
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	13,775,000	13,931,761
Deutsche Bank AG:
1.875%, 02/13/2018 (1)	8,769,000	8,770,689
1.989%, 02/13/2018 (3 Month LIBOR USD + 0.680%) (1)(3)	9,000,000	9,010,429
2.700%, 07/13/2020 (1)	8,700,000	8,735,282
2.950%, 08/20/2020 (1)	8,625,000	8,717,498
3.125%, 01/13/2021 (1)	4,500,000	4,547,454
3.375%, 05/12/2021 (1)	5,450,000	5,554,562
4.250%, 10/14/2021 (1)	26,200,000	27,445,961
Discover Bank:
8.700%, 11/18/2019	3,237,000	3,617,051
3.100%, 06/04/2020	12,000,000	12,280,315
Discover Financial Services,
3.950%, 11/06/2024	25,000,000	25,591,708
Fifth Third Bancorp,
2.875%, 07/27/2020	9,250,000	9,425,638
First Horizon National Corp.,
3.500%, 12/15/2020	28,897,000	29,752,199
First Republic Bank/CA,
4.625%, 02/13/2047	1,850,000	1,908,181
First Tennessee Bank NA,
2.950%, 12/01/2019	12,000,000	12,124,230
FMR LLC:
4.950%, 02/01/2033 (2)	4,235,000	4,726,395
6.500%, 12/14/2040 (2)	1,820,000	2,435,096
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/2020 (1)	24,096,000	24,349,652
Goldman Sachs Capital I,
6.345%, 02/15/2034	125,000	155,867
The Goldman Sachs Group, Inc.:
5.950%, 01/18/2018	3,000,000	3,038,035
6.150%, 04/01/2018	6,650,000	6,795,301
7.500%, 02/15/2019	1,825,000	1,960,067
2.550%, 10/23/2019	4,000,000	4,045,726
2.300%, 12/13/2019	12,450,000	12,503,805
5.250%, 07/27/2021	1,100,000	1,208,696
2.350%, 11/15/2021	10,000,000	9,914,462
5.750%, 01/24/2022	15,100,000	16,924,115
2.917%, 11/29/2023 (3 Month LIBOR USD + 1.600%) (3)	10,000,000	10,368,620
3.500%, 01/23/2025	9,250,000	9,384,589

3.272%, 09/29/2025	24,000,000	24,031,276
6.750%, 10/01/2037	300,000	395,788
The Guardian Life Insurance Co. of America:
7.375%, 09/30/2039 (2)	6,507,000	9,292,257
4.875%, 06/19/2064 (2)	11,215,000	12,302,715
4.850%, 01/24/2077 (2)	1,125,000	1,202,450
The Hartford Financial Services Group, Inc.:
6.300%, 03/15/2018	200,000	204,031
5.125%, 04/15/2022	6,097,000	6,756,102
8.125%, 06/15/2068	1,365,000	1,416,187
Highmark, Inc.,
4.750%, 05/15/2021 (2)	7,800,000	8,261,638
HSBC Finance Corp.,
6.676%, 01/15/2021	12,866,000	14,553,308
HSBC Holdings PLC:
3.400%, 03/08/2021 (1)	9,100,000	9,383,325
2.650%, 01/05/2022 (1)	4,000,000	4,014,702
3.600%, 05/25/2023 (1)	6,000,000	6,243,890
HSBC USA, Inc.,
2.350%, 03/05/2020	2,750,000	2,767,582
Humana, Inc.:
7.200%, 06/15/2018	800,000	829,645
8.150%, 06/15/2038	8,983,000	13,018,032
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	17,100,000	17,532,474
2.300%, 01/14/2022	15,225,000	15,079,334
The Huntington National Bank:
2.000%, 06/30/2018	13,000,000	13,030,855
2.200%, 11/06/2018	5,000,000	5,015,894
2.875%, 08/20/2020	12,275,000	12,494,680
ING Bank NV:
2.050%, 08/17/2018 (1)(2)	4,125,000	4,133,466
2.450%, 03/16/2020 (1)(2)	9,500,000	9,563,386
2.750%, 03/22/2021 (1)(2)	9,175,000	9,297,559
5.000%, 06/09/2021 (1)(2)	2,500,000	2,724,088
5.800%, 09/25/2023 (1)(2)	31,680,000	36,170,424
ING Groep NV,
3.150%, 03/29/2022 (1)	4,000,000	4,076,110
Invesco Finance PLC,
3.125%, 11/30/2022 (1)	5,500,000	5,621,018
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	10,000,000	10,145,150
Jefferies Group LLC:
4.850%, 01/15/2027	15,750,000	16,531,775
6.450%, 06/08/2027	1,000,000	1,157,881
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	17,115,000	20,431,993
JPMorgan Chase & Co.:
2.250%, 01/23/2020	3,650,000	3,669,650
4.250%, 10/15/2020	8,250,000	8,734,604
2.295%, 08/15/2021	22,000,000	21,983,337
4.350%, 08/15/2021	2,400,000	2,571,323
4.500%, 01/24/2022	4,400,000	4,767,447
3.200%, 01/25/2023	5,350,000	5,486,850
2.543%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	10,000,000	10,216,734
3.125%, 01/23/2025	21,850,000	22,010,090
KEB Hana Bank,
1.750%, 10/18/2019 (1)(2)	16,750,000	16,492,050
KeyBank NA/Cleveland OH:
4.625%, 06/15/2018	2,670,000	2,715,755
2.250%, 03/16/2020	9,425,000	9,460,590
3.400%, 05/20/2026	21,575,000	21,470,543
KeyCorp,
2.900%, 09/15/2020	17,200,000	17,564,117
LeasePlan Corp. NV:
3.000%, 10/23/2017 (1)(2)	10,000,000	10,006,223
2.500%, 05/16/2018 (1)(2)	27,204,000	27,237,889
2.875%, 01/22/2019 (1)(2)	5,200,000	5,212,023
Liberty Mutual Group, Inc.:
6.500%, 03/15/2035 (2)	700,000	869,545
10.750%, 06/15/2088 (2)	900,000	1,476,000
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)	375,000	529,943
Lincoln National Corp.:
8.750%, 07/01/2019	3,490,000	3,879,737
3.347%, 04/20/2067 (3 Month LIBOR USD + 2.040%) (3)	930,000	839,948
Lloyds Bank PLC,
5.800%, 01/13/2020 (1)(2)	6,350,000	6,855,736
Lloyds Banking Group PLC,
3.750%, 01/11/2027 (1)	7,800,000	7,936,023
Macquarie Bank Ltd.:
1.600%, 10/27/2017 (1)(2)	7,600,000	7,601,026
1.947%, 10/27/2017 (3 Month LIBOR USD + 0.630%) (1)(2)(3)	8,000,000	8,003,424
2.400%, 01/21/2020 (1)(2)	17,750,000	17,789,912
Macquarie Group Ltd.,
7.625%, 08/13/2019 (1)(2)	2,467,000	2,704,101
Manufacturers & Traders Trust Co.:
6.625%, 12/04/2017	1,120,000	1,129,610

2.100%, 02/06/2020	8,000,000	8,007,873
2.449%, 12/28/2020 (1 Month LIBOR USD + 1.220%) (3)	9,483,000	9,500,876
Manulife Financial Corp.:
4.900%, 09/17/2020 (1)	3,109,000	3,335,339
4.150%, 03/04/2026 (1)	16,375,000	17,445,086
Marsh & McLennan Companies, Inc.:
4.800%, 07/15/2021	1,000,000	1,083,015
3.300%, 03/14/2023	6,875,000	7,110,916
3.750%, 03/14/2026	9,225,000	9,630,866
5.875%, 08/01/2033	3,729,000	4,616,207
Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023 (2)	3,184,000	3,869,914
8.875%, 06/01/2039 (2)	11,820,000	19,170,515
4.900%, 04/01/2077 (2)	8,000,000	8,666,149
MBIA Insurance Corp.,
12.564%, 01/15/2033 (3 Month LIBOR USD + 11.260%)(Callable 01/15/2013) (2)(3)(6)	700,000	336,000
MetLife Capital Trust IV,
7.875%, 12/15/2067 (2)	900,000	1,206,000
MetLife, Inc.:
7.717%, 02/15/2019	1,407,000	1,518,430
4.875%, 11/13/2043	3,375,000	3,828,366
4.050%, 03/01/2045	9,025,000	9,174,189
Metropolitan Life Global Funding I,
3.875%, 04/11/2022 (2)	1,500,000	1,593,207
Mitsubishi UFJ Financial Group, Inc.:
2.950%, 03/01/2021 (1)	10,000,000	10,160,061
2.190%, 09/13/2021 (1)	20,000,000	19,758,281
Mitsubishi UFJ Trust & Banking Corp.,
2.450%, 10/16/2019 (1)(2)	10,000,000	10,068,217
Mizuho Bank Ltd.:
1.850%, 03/21/2018 (1)(2)	1,850,000	1,851,753
2.650%, 09/25/2019 (1)(2)	5,000,000	5,046,962
2.400%, 03/26/2020 (1)(2)	20,000,000	20,065,897
Mizuho Financial Group, Inc.:
2.601%, 09/11/2022 (1)	5,000,000	4,958,935
3.170%, 09/11/2027 (1)	24,650,000	24,124,906
Morgan Stanley:
6.625%, 04/01/2018	1,275,000	1,306,161
7.300%, 05/13/2019	4,675,000	5,060,620
2.375%, 07/23/2019	2,000,000	2,012,736
5.625%, 09/23/2019	10,100,000	10,787,855
2.650%, 01/27/2020	7,000,000	7,080,235
3.750%, 02/25/2023	1,000,000	1,044,198
2.713%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	10,000,000	10,227,309
3.700%, 10/23/2024	5,000,000	5,179,869
4.000%, 07/23/2025	2,500,000	2,635,661
3.875%, 01/27/2026	7,000,000	7,267,332
3.125%, 07/27/2026	13,175,000	12,922,911
3.591%, 07/22/2028	15,350,000	15,407,192
MUFG Americas Holdings Corp.:
2.250%, 02/10/2020	7,000,000	7,012,947
3.500%, 06/18/2022	1,150,000	1,188,405
National Australia Bank Ltd./New York:
1.875%, 07/23/2018 (1)	6,000,000	6,013,737
2.500%, 07/12/2026 (1)	5,000,000	4,748,468
Nationwide Building Society:
2.350%, 01/21/2020 (1)(2)	13,775,000	13,846,597
3.900%, 07/21/2025 (1)(2)	8,100,000	8,489,875
4.000%, 09/14/2026 (1)(2)	40,000,000	39,800,198
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	14,788,000	16,064,622
Nationwide Mutual Insurance Co.:
7.875%, 04/01/2033 (2)	3,600,000	5,062,921
9.375%, 08/15/2039 (2)	16,803,000	27,876,710
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024 (2)	3,200,000	3,976,639
New York Life Insurance Co.,
6.750%, 11/15/2039 (2)	25,105,000	34,926,740
Nippon Life Insurance Co.,
5.000%, 10/18/2042 (1)(2)	2,000,000	2,129,140
Nomura Holdings, Inc.:
2.750%, 03/19/2019 (1)	11,268,000	11,369,444
6.700%, 03/04/2020 (1)	2,525,000	2,776,236
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	16,000,000	16,295,445
Popular, Inc.,
7.000%, 07/01/2019 (1)	1,000,000	1,027,500
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,215,000	1,245,182
3.125%, 05/15/2023	3,550,000	3,614,979
Principal Life Global Funding II,
2.200%, 04/08/2020 (2)	8,000,000	8,016,749
Protective Life Corp.,
7.375%, 10/15/2019	5,360,000	5,883,063
Protective Life Global Funding,
2.700%, 11/25/2020 (2)	10,725,000	10,819,886
Prudential Financial, Inc.,
6.000%, 12/01/2017	384,000	386,741

Raymond James Financial, Inc.,
4.950%, 07/15/2046	15,000,000	16,131,400
Regions Bank,
7.500%, 05/15/2018	15,864,000	16,412,405
Regions Financial Corp.:
3.200%, 02/08/2021	30,600,000	31,270,838
2.750%, 08/14/2022	12,000,000	11,979,352
Reliance Standard Life Global Funding II:
2.500%, 01/15/2020 (2)	14,000,000	14,064,402
2.375%, 05/04/2020 (2)	23,750,000	23,677,537
3.050%, 01/20/2021 (2)	10,954,000	11,124,088
Royal Bank of Canada,
4.650%, 01/27/2026 (1)	29,930,000	32,045,746
Royal Bank of Scotland Group PLC,
3.498%, 05/15/2023 (1)	41,785,000	42,041,518
Santander Bank NA,
8.750%, 05/30/2018	7,259,000	7,580,158
Santander Issuances SAU,
5.179%, 11/19/2025 (1)	11,150,000	12,002,118
Santander UK Group Holdings PLC,
2.875%, 08/05/2021 (1)	9,375,000	9,417,319
Santander UK PLC:
5.000%, 11/07/2023 (1)(2)	28,200,000	30,485,074
4.000%, 03/13/2024 (1)	7,700,000	8,126,855
Simon Property Group LP,
1.500%, 02/01/2018 (2)	12,000,000	12,000,856
Societe Generale SA:
5.200%, 04/15/2021 (1)(2)	10,100,000	11,002,585
3.250%, 01/12/2022 (1)(2)	20,000,000	20,347,563
5.000%, 01/17/2024 (1)(2)	8,000,000	8,579,951
4.250%, 04/14/2025 (1)(2)	6,300,000	6,456,697
4.750%, 11/24/2025 (1)(2)	10,800,000	11,434,266
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2020 (1)(2)	5,000,000	4,966,710
Springleaf Finance Corp.,
6.900%, 12/15/2017	1,000,000	1,007,500
Standard Chartered PLC:
1.700%, 04/17/2018 (1)(2)	10,000,000	9,988,000
2.100%, 08/19/2019 (1)(2)	18,685,000	18,662,610
3.050%, 01/15/2021 (1)(2)	14,000,000	14,213,892
5.700%, 03/26/2044 (1)(2)	14,000,000	16,453,031
Stifel Financial Corp.:
3.500%, 12/01/2020	5,000,000	5,117,908
4.250%, 07/18/2024	13,115,000	13,427,363
Sumitomo Mitsui Banking Corp.:
1.950%, 07/23/2018 (1)	4,000,000	4,008,065
2.250%, 07/11/2019 (1)	12,050,000	12,102,146
2.450%, 01/16/2020 (1)	12,450,000	12,546,667
3.000%, 01/18/2023 (1)	2,500,000	2,525,975
Sumitomo Mitsui Financial Group, Inc.,
2.784%, 07/12/2022 (1)	13,325,000	13,376,605
SunTrust Bank,
7.250%, 03/15/2018	5,682,000	5,820,828
SunTrust Bank/Atlanta GA,
3.300%, 05/15/2026	28,734,000	28,398,868
SunTrust Banks, Inc.,
2.900%, 03/03/2021	15,000,000	15,257,967
Swedbank AB,
2.650%, 03/10/2021 (1)(2)	7,025,000	7,099,479
Synchrony Financial:
3.750%, 08/15/2021	16,825,000	17,355,340
4.250%, 08/15/2024	33,325,000	34,629,310
4.500%, 07/23/2025	12,295,000	12,824,112
3.700%, 08/04/2026	5,388,000	5,276,948
TD Ameritrade Holding Corp.,
5.600%, 12/01/2019	1,000,000	1,076,710
Torchmark Corp.,
3.800%, 09/15/2022	1,275,000	1,314,491
Trinity Acquisition PLC,
4.400%, 03/15/2026 (1)	15,776,000	16,726,157
UBS Group Funding Switzerland AG:
2.768%, 09/24/2020 (3 Month LIBOR USD + 1.440%) (1)(2)(3)	26,350,000	26,883,328
2.650%, 02/01/2022 (1)(2)	10,000,000	9,960,675
3.491%, 05/23/2023 (1)(2)	21,075,000	21,577,673
2.859%, 08/15/2023 (1)(2)	12,700,000	12,658,640
UnitedHealth Group, Inc.,
4.625%, 07/15/2035	12,175,000	13,953,517
Voya Financial, Inc.:
5.500%, 07/15/2022	23,194,000	25,837,826
3.650%, 06/15/2026	7,102,000	7,118,905
Wells Fargo & Co.:
Class N, 2.150%, 01/30/2020	7,000,000	7,018,972
2.500%, 03/04/2021	15,950,000	16,059,397
3.069%, 01/24/2023	12,000,000	12,205,580
2.541%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	10,000,000	10,229,690
3.000%, 02/19/2025	5,225,000	5,188,166
3.000%, 04/22/2026	4,000,000	3,928,975

Westpac Banking Corp.:
1.600%, 08/19/2019 (1)	15,000,000	14,931,986
4.875%, 11/19/2019 (1)	636,000	674,645
2.100%, 05/13/2021 (1)	13,300,000	13,188,025
4.322%, 11/23/2031 (1)	10,000,000	10,274,087
Willis North America, Inc.,
7.000%, 09/29/2019	16,003,000	17,422,188
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	20,329,000	22,339,301
		3,517,766,105	22.5%
Total Corporate Bonds		7,848,619,531	50.3%

Taxable Municipal Bonds
Bellevue Union School District,
5.000%, 08/01/2028	625,000	665,656
California Housing Finance Agency,
2.794%, 08/01/2036(Callable 08/01/2025)	17,410,000	17,219,709
California Qualified School Bond Joint Powers Authority:
6.739%, 09/01/2026	2,415,000	2,859,843
7.155%, 03/01/2027	1,700,000	2,043,706
California School Finance Authority,
5.041%, 07/01/2020	1,500,000	1,588,275
Camden County Improvement Authority,
7.747%, 07/01/2034(Callable 07/01/2020)	1,100,000	1,232,352
Central Valley Support Joint Powers Agency,
5.676%, 09/01/2024	1,500,000	1,674,765
City of Vernon CA Electric System Revenue,
4.500%, 08/01/2022	7,500,000	7,807,800
City of Williston ND,
3.100%, 07/15/2025(Callable 10/20/2017)	5,595,000	5,595,783
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,439,262
Elgin Local School District,
5.499%, 08/31/2027(Callable 12/01/2019)	1,000,000	1,031,240
Hillsborough City School District:
–%, 09/01/2036(Callable 09/01/2021)	10,000,000	4,400,400
–%, 09/01/2042(Callable 09/01/2021)	10,000,000	3,237,500
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023(Callable 10/30/2017)	1,885,000	1,909,486
New Hampshire Housing Finance Authority:
3.100%, 07/01/2021	1,510,000	1,510,227
3.750%, 07/01/2034(Callable 07/01/2023)	4,620,000	4,713,324
North Carolina Housing Finance Agency:
2.870%, 07/01/2032(Callable 01/01/2024)	4,400,000	4,353,976
2.812%, 07/01/2035(Callable 01/01/2024)	5,795,000	5,723,258
North East Independent School District/TX,
5.240%, 08/01/2027	3,000,000	3,520,200
Port of Oakland,
5.000%, 11/01/2020(Callable 11/01/2017)	2,900,000	2,908,816
Rhode Island Housing & Mortgage Finance Corp./RI,
2.913%, 10/01/2039(Callable 10/01/2023)	3,065,000	3,053,108
San Dieguito Public Facilities Authority,
6.459%, 05/01/2027	1,825,000	2,226,026
State of Illinois:
5.163%, 02/01/2018	3,000,000	3,027,990
6.200%, 07/01/2021	15,910,000	16,903,420
State Public School Building Authority,
5.000%, 09/15/2027	1,998,000	2,192,505
Three Rivers Local School District,
5.209%, 09/15/2027(Callable 12/01/2020)	1,350,000	1,397,277
Town of Davie FL Water & Sewer Revenue,
6.599%, 10/01/2030(Callable 10/01/2020)	1,000,000	1,112,220
West Allis West Milwaukee School District,
4.000%, 04/01/2020(Callable 04/01/2018)	16,520,000	16,575,177
West Contra Costa Unified School District,
6.250%, 08/01/2030	4,320,000	5,418,058
Westlake City School District,
5.227%, 12/01/2026(Callable 12/01/2020)	1,160,000	1,178,200
		128,519,559	0.8%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1989-94, Class G, 7.500%, 12/25/2019	1,518	1,581
Series 1990-15, Class J, 7.000%, 02/25/2020	1,838	1,872
Series 1991-21, Class J, 7.000%, 03/25/2021	1,129	1,184
Series 1991-43, Class J, 7.000%, 05/25/2021	22,529	23,768
Series 1991-65, Class Z, 6.500%, 06/25/2021	14,191	14,947
Series 1992-129, Class L, 6.000%, 07/25/2022	44,163	46,619
Series 1993-32, Class H, 6.000%, 03/25/2023	11,970	12,789
Series 1993-58, Class H, 5.500%, 04/25/2023	53,927	56,945
Series 2004-90, Class LH, 5.000%, 04/25/2034	622,235	629,992
Federal Gold Loan Mortgage Corp. (FGLMC):
5.000%, 12/01/2020	20,524	21,284
5.000%, 05/01/2021	36,911	38,220
6.000%, 06/01/2021	8,608	9,077
3.000%, 05/01/2027	6,661,938	6,851,774
6.500%, 12/01/2028	18,372	20,425
6.500%, 06/01/2029	8,281	9,257
3.000%, 10/01/2030	44,557,582	45,866,708

3.000%, 02/01/2032	65,220,923	67,152,866
3.500%, 05/01/2032	32,497,915	33,970,505
3.500%, 01/01/2034	33,408,597	34,940,107
5.000%, 03/01/2036	4,580,911	5,023,260
5.500%, 04/01/2037	144,621	160,806
5.500%, 04/01/2038	78,055	86,963
5.500%, 05/01/2038	150,780	167,687
5.500%, 01/01/2039	23,394,746	26,197,501
4.500%, 11/01/2039	2,932,635	3,155,835
4.500%, 11/01/2039	881,372	948,508
4.500%, 08/01/2040	2,854,790	3,077,634
4.500%, 08/01/2040	4,202,628	4,522,314
4.000%, 10/01/2040	27,713,698	29,291,414
4.000%, 01/01/2041	19,342,528	20,447,062
3.500%, 06/01/2042	7,792,588	8,076,793
3.500%, 07/01/2042	28,276,432	29,309,427
3.500%, 07/01/2042	45,371,184	47,026,354
3.000%, 08/01/2042	24,647,825	24,874,826
3.500%, 09/01/2042	17,656,563	18,299,495
3.000%, 11/01/2042	60,367,802	60,923,073
3.000%, 01/01/2043	45,796,800	46,239,825
3.000%, 02/01/2043	8,102,475	8,180,407
3.500%, 02/01/2043	17,695,905	18,372,438
3.000%, 03/01/2043	18,799,424	18,981,258
3.000%, 04/01/2043	15,082,450	15,227,369
3.000%, 04/01/2043	15,404,841	15,554,589
3.000%, 06/01/2043	13,575,322	13,696,785
3.000%, 08/01/2043	30,634,969	30,883,960
3.500%, 05/01/2044	15,202,140	15,787,180
3.500%, 08/01/2044	32,219,503	33,317,537
4.000%, 09/01/2044	18,299,999	19,274,352
4.000%, 10/01/2044	26,692,507	28,336,184
4.000%, 02/01/2045	19,789,939	20,843,621
3.500%, 06/01/2045	33,399,284	34,686,832
3.000%, 10/01/2045	42,065,816	42,477,161
4.000%, 10/01/2045	29,582,855	31,157,945
3.500%, 01/01/2046	64,205,323	66,536,227
3.500%, 08/01/2046	67,907,240	70,504,064
3.000%, 05/01/2047	92,734,456	93,225,504
Federal Home Loan Mortgage Corp. (FHLMC):
Series 1053, Class G, 7.000%, 03/15/2021	1,433	1,521
Series 136, Class E, 6.000%, 04/15/2021	2,099	2,166
Series 1122, Class G, 7.000%, 08/15/2021	4,064	4,346
Series 1186, Class I, 7.000%, 12/15/2021	7,512	8,088
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	86,231	88,223
3.000%, 04/01/2027	12,507,223	12,887,171
3.500%, 07/01/2027	45,794,421	47,870,666
2.500%, 12/01/2027	18,792,610	19,045,587
5.000%, 05/01/2028	49,287	53,738
3.500%, 07/01/2028	33,621,843	35,019,811
6.500%, 09/01/2028	13,057	14,717
6.500%, 02/01/2029	30,163	34,205
4.500%, 07/01/2030	5,550,852	5,976,699
3.000%, 08/01/2030	35,143,789	36,188,054
4.000%, 11/01/2031	24,169,650	25,723,746
5.500%, 01/01/2032	12,529	13,979
5.000%, 09/01/2033	16,535,002	18,220,566
4.500%, 10/01/2033	30,148,091	32,499,317
4.000%, 01/01/2034	16,767,845	17,821,173
5.500%, 04/01/2034	927,054	1,039,303
4.000%, 09/01/2034	24,259,636	25,779,606
5.500%, 09/01/2034	28,631	32,064
5.000%, 02/01/2035	16,694,134	18,322,408
5.000%, 02/01/2035	23,557,516	25,958,129
5.500%, 02/01/2035	13,995	15,690
5.000%, 04/01/2035	1,680,229	1,851,307
5.000%, 07/01/2035	4,762,558	5,248,383
5.000%, 02/01/2036	2,995,772	3,301,410
5.000%, 03/01/2036	1,326,415	1,461,761
5.500%, 04/01/2036	4,502,973	5,043,226
6.000%, 05/01/2038	7,413,983	8,418,719
4.000%, 06/01/2039	14,666,683	15,547,768
5.000%, 06/01/2039	20,849,533	22,959,234
4.500%, 01/01/2040	10,311,963	11,115,548
4.500%, 01/01/2040	4,663,166	5,028,827
5.000%, 06/01/2040	17,517,035	19,133,140
4.000%, 08/01/2040	1,347,139	1,425,213
4.500%, 08/01/2040	16,338,469	17,661,688
4.500%, 08/01/2040	6,145,222	6,642,939
4.000%, 10/01/2040	2,400,347	2,538,788
4.000%, 11/01/2040	24,531,416	25,948,703
4.000%, 12/01/2040	4,921,657	5,268,076
3.500%, 01/01/2041	2,318,358	2,401,836
4.000%, 01/01/2041	5,141,179	5,437,278
3.500%, 02/01/2041	2,848,509	2,952,418
4.000%, 02/01/2041	361,243	382,271
3.500%, 03/01/2041	20,074,095	20,806,283

4.000%, 03/01/2041	9,121,872	9,647,224
4.500%, 07/01/2041	7,420,516	8,029,186
3.500%, 09/01/2041	41,667,021	43,182,510
4.000%, 09/01/2041	4,250,257	4,494,103
3.500%, 11/01/2041	22,490,424	23,291,202
3.500%, 12/01/2041	3,900,037	4,038,877
4.000%, 12/01/2041	18,423,697	19,482,038
4.000%, 01/01/2042	35,035,414	37,040,700
4.500%, 01/01/2042	14,327,449	15,505,912
4.000%, 02/01/2042	30,821,998	32,589,004
3.000%, 05/01/2042	4,310,935	4,348,867
3.500%, 05/01/2042	22,408,115	23,215,597
3.500%, 06/01/2042	8,642,608	8,949,591
3.500%, 08/01/2042	13,742,918	14,230,405
3.500%, 09/01/2042	22,752,620	23,554,763
3.000%, 03/01/2043	8,313,664	8,386,851
3.000%, 04/01/2043	2,431,292	2,452,704
3.000%, 05/01/2043	33,171,333	33,463,231
3.500%, 05/01/2043	20,425,187	21,202,564
3.000%, 06/01/2043	34,561,095	34,863,708
3.000%, 07/01/2043	26,941,548	27,176,051
4.000%, 07/01/2043	39,835,381	42,120,158
3.000%, 08/01/2043	9,922,710	10,007,443
4.500%, 09/01/2043	9,872,913	10,684,207
4.000%, 01/01/2045	21,369,568	22,626,822
3.500%, 02/01/2045	66,534,032	68,876,685
4.000%, 02/01/2045	10,025,645	10,593,036
4.000%, 02/01/2045	28,449,271	30,206,479
4.000%, 02/01/2045	20,197,116	21,346,897
4.000%, 03/01/2045	14,538,757	15,437,479
3.500%, 12/01/2045	49,794,055	51,370,065
4.500%, 02/01/2046	43,195,715	46,710,516
3.500%, 11/01/2046	40,797,815	42,089,089
Freddie Mac Multifamily Structured Pass Through Certificates,
Series 2804, Class VC, 5.000%, 07/15/2021	33,387	33,472
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	22,196	25,231
6.500%, 01/20/2029	11,590	13,474
6.000%, 11/20/2033	16,033	18,320
5.000%, 07/20/2040	837,400	915,155
4.000%, 08/20/2041	7,853,616	8,336,604
3.500%, 10/20/2041	14,251,890	14,872,297
4.000%, 12/20/2041	10,102,777	10,713,382
4.000%, 02/20/2042	19,800,078	20,996,109
4.000%, 06/20/2042	16,730,577	17,744,976
3.500%, 09/20/2042	10,672,634	11,154,807
3.000%, 04/20/2045	22,713,071	23,055,390
3.500%, 04/20/2045	33,236,840	34,605,720
4.000%, 05/20/2045	26,038,457	27,665,367
3.500%, 06/20/2045	31,051,303	32,330,190
4.500%, 01/20/2046	26,439,140	28,225,303
3.000%, 06/20/2046	17,463,160	17,726,356
3.000%, 08/20/2046	62,751,345	63,697,098
		2,691,081,114	17.2%
Non-U.S. Government Agency Issues
ABFC Trust,
Series 2006-OPT1, Class A3C2, 1.387%, 09/25/2036 (1 Month LIBOR USD + 0.150%) (3)	8,790,579	8,323,393
Accredited Mortgage Loan Trust:
Series 2005-4, Class A2D, 1.557%, 12/25/2035 (1 Month LIBOR USD + 0.320%) (3)	9,121,012	9,091,997
Series 2007-1, Class A3, 1.367%, 02/25/2037 (1 Month LIBOR USD + 0.130%) (3)	5,019,696	4,989,926
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 1.387%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	9,479,726	9,424,100
Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 03/25/2020	795,936	790,945
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	230,410	230,380
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (2)	10,389	10,153
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 (6)	298,950	292,443
Series 2006-J5, Class 3A1, 4.502%, 07/25/2021 (4)	15,543	14,901
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 (6)	215,102	216,389
Series 2005-11CB, Class 2A6, 5.500%, 06/25/2025 (6)	7,820,186	7,657,451
Series 2004-18CB, Class 1A1, 6.000%, 09/25/2034	6,471,553	6,681,238
Series 2005-6CB, Class 1A4, 5.500%, 04/25/2035 (6)	19,478,055	18,765,920
Series 2005-29CB, Class A1, 5.500%, 07/25/2035	3,915,096	3,541,015
Series 2005-49CB, Class A5, 5.500%, 11/25/2035 (6)	3,621,906	3,401,932
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (6)	489,438	480,834
Series 2005-85CB, Class 2A2, 5.500%, 02/25/2036 (6)	4,453,250	4,198,955
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (6)	610,616	502,428
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-2, Class A6, 6.405%, 12/25/2027	1,970	1,953
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W5, Class A1, 1.472%, 01/25/2036 (1 Month LIBOR USD + 0.240%) (3)	47,451,101	47,046,822
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE3, Class A4, 1.407%, 03/25/2036 (1 Month LIBOR USD + 0.170%) (3)	983,046	977,292
Series 2006-HE2, Class A1, 1.427%, 03/25/2036 (1 Month LIBOR USD + 0.190%) (3)	23,379,197	23,226,884
Series 2006-HE6, Class A4, 1.397%, 11/25/2036 (1 Month LIBOR USD + 0.160%) (3)	937,098	920,425
Banc of America Alternative Loan Trust:
Series 2004-6, Class 4A1, 5.000%, 07/25/2019	1,665,116	1,667,310
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	2,783	2,806

Series 2005-2, Class 4A1, 5.500%, 03/25/2020	299,850	299,035
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	201,714	199,313
Series 2005-8, Class 5A1, 5.500%, 09/25/2020 (6)	61,821	60,242
Series 2007-1, Class 1A1, 5.821%, 04/25/2022 (4)(6)	329,510	319,560
Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	2,905,241	2,960,489
Series 2004-5, Class 1A1, 6.000%, 06/25/2034	9,360,248	9,765,705
Series 2004-6, Class 1A1, 6.000%, 07/25/2034	8,807,479	9,219,545
Series 2004-10, Class 1CB1, 6.000%, 11/25/2034	15,315,342	16,098,803
Series 2004-11, Class 1CB1, 6.000%, 12/25/2034	14,800,547	15,437,735
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035 (6)	1,060,429	1,050,439
Series 2005-6, Class CB7, 5.250%, 07/25/2035 (6)	3,672,636	3,630,131
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 (6)	20,663	20,519
Series 2005-9, Class 2CB1, 6.000%, 10/25/2035 (6)	7,631,425	7,441,363
Series 2006-4, Class 3CB4, 6.000%, 05/25/2046 (6)	37,588	34,977
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (6)	300,738	272,448
Banc of America Funding Trust:
Series 2005-C, Class A1, 1.476%, 05/20/2035 (1 Month LIBOR USD + 0.240%) (3)	10,330,459	10,186,440
Series 2007-C, Class 1A3, 3.204%, 05/20/2036 (4)(6)	3,852,814	3,601,917
Series 2007-C, Class 7A5, 1.536%, 05/20/2047 (1 Month LIBOR USD + 0.300%) (3)	4,271,584	3,703,888
Bayview Financial Trust:
Series 2007-A, Class 1A2, 6.205%, 05/28/2037 (7)	379,777	393,173
Series 2007-B, Class 1A2, 6.831%, 08/28/2037 (7)	122,720	109,799
Bear Stearns ARM Trust,
Series 2005-9, Class A1, 3.520%, 10/25/2035 (1 Year CMT Rate + 2.300%) (3)	1,302,241	1,316,234
Bear Stearns Asset Backed Securities I Trust:
Series 2005-HE4, Class M2, 2.197%, 04/25/2035 (1 Month LIBOR USD + 0.960%) (3)	5,642,822	5,655,596
Series 2007-HE5, Class 1A2, 1.417%, 11/25/2035 (1 Month LIBOR USD + 0.180%) (3)	7,561,994	7,485,975
Series 2006-HE8, Class 21A2, 1.407%, 07/25/2036 (1 Month LIBOR USD + 0.170%) (3)	8,361,781	8,267,126
Bear Stearns Asset Backed Securities Trust,
Series 2007-2, Class A2, 1.557%, 05/25/2037 (1 Month LIBOR USD + 0.320%) (3)	8,712,000	8,544,908
Carrington Mortgage Loan Trust:
Series 2005-NC1, Class M2, 2.017%, 02/26/2035 (1 Month LIBOR USD + 0.780%) (3)	5,657,971	5,664,411
Series 2005-FRE1, Class A6, 1.617%, 07/25/2035 (1 Month LIBOR USD + 0.380%) (3)	9,199,120	9,152,077
Series 2006-OPT1, Class A3, 1.417%, 12/25/2035 (1 Month LIBOR USD + 0.180%) (3)	5,001,858	4,983,664
Series 2006-NC1, Class A3, 1.447%, 01/25/2036 (1 Month LIBOR USD + 0.210%) (3)	2,830,408	2,825,000
Chase Mortgage Finance Trust:
Series 2005-A2, Class 1A5, 3.313%, 01/25/2036 (4)(6)	1,304,573	1,255,519
Series 2006-A1, Class 2A3, 3.562%, 09/25/2036 (4)(6)	984,811	974,530
Series 2007-A1, Class 3A1, 3.521%, 02/25/2037 (4)	4,913,071	4,897,131
Series 2007-A1, Class 2A3, 3.679%, 02/25/2037 (4)	2,583,058	2,613,790
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035	746,134	731,375
Citicorp Mortgage Securities Trust:
Series 2006-3, Class 1A4, 6.000%, 06/25/2036	6,925,696	6,918,878
Series 2007-2, Class 1A3, 6.000%, 02/25/2037	1,507,973	1,474,521
Citicorp Residential Mortgage Trust:
Series 2006-2, Class A4, 5.579%, 09/25/2036 (7)	2,461,037	2,483,770
Series 2006-3, Class A4, 5.493%, 11/25/2036 (7)	1,862,958	1,894,717
Series 2007-1, Class A6, 5.548%, 03/25/2037 (7)	90,798	93,559
Series 2007-2, Class A4, 5.254%, 06/25/2037 (7)	32,337,987	32,950,100
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Class 1A1, 3.210%, 10/25/2035 (1 Year CMT Rate + 2.400%) (3)	19,829,532	19,891,128
Series 2005-9, Class 22A2, 6.000%, 10/25/2035 (6)	4,985,413	5,043,911
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (6)	329,949	330,773
Series 2007-AMC4, Class A2C, 1.407%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	4,047,244	4,012,156
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028 (7)(6)	7,057	6,404
Countrywide Asset-Backed Certificates:
Series 2005-13, Class AF3, 4.718%, 02/25/2033 (4)	800,485	732,930
Series 2006-23, Class 2A3, 1.407%, 08/25/2033 (1 Month LIBOR USD + 0.170%) (3)	6,039,074	5,991,386
Series 2006-22, Class 2A3, 1.397%, 01/25/2034 (1 Month LIBOR USD + 0.160%) (3)	15,569,549	15,195,452
Series 2007-11, Class 2A3, 1.427%, 04/25/2034 (1 Month LIBOR USD + 0.190%) (3)	10,582,365	10,243,711
Series 2004-12, Class AF6, 4.634%, 03/25/2035 (4)	49,933	51,259
Series 2005-10, Class AF6, 4.498%, 12/25/2035 (4)	460,636	471,058
Series 2006-10, Class 1AF3, 4.640%, 12/25/2035 (4)(6)	761,237	663,023
Series 2006-9, Class 1AF3, 4.553%, 08/25/2036 (4)(6)	317,626	287,190
Series 2006-S9, Class A3, 5.728%, 08/25/2036 (4)	19,371	19,320
Series 2006-13, Class 3AV2, 1.387%, 01/25/2037 (1 Month LIBOR USD + 0.150%) (3)	8,861,208	8,819,176
Series 2006-13, Class 1AF3, 4.479%, 01/25/2037 (4)(6)	61,253	112,412
Series 2007-9, Class 2A3, 1.417%, 06/25/2047 (1 Month LIBOR USD + 0.180%) (3)	38,451,706	37,673,717
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 08/25/2020	166,971	161,938
Credit-Based Asset Servicing & Securitization LLC:
Series 2005-CB8, Class AF2, 3.872%, 12/25/2035 (7)	467,640	465,927
Series 2007-CB4, Class A1A, 1.327%, 04/25/2037 (1 Month LIBOR USD + 0.090%) (3)	4,979,231	4,837,571
CWABS Asset-Backed Certificates Trust:
Series 2005-11, Class AF3, 4.657%, 12/25/2032 (4)	5,053,451	5,090,641
Series 2006-14, Class 2A2, 1.387%, 04/25/2033 (1 Month LIBOR USD + 0.150%) (3)	6,332,461	6,326,154
Series 2006-18, Class 2A2, 1.397%, 05/25/2033 (1 Month LIBOR USD + 0.160%) (3)	6,998,097	6,839,430
Series 2004-15, Class AF6, 4.613%, 04/25/2035 (4)	37,299	37,484
Series 2005-7, Class AF6, 4.693%, 08/25/2035 (4)	163,276	167,119
CWHEQ Home Equity Loan Trust,
Series 2007-S1, Class A6, 5.693%, 11/25/2036 (4)	10,227	10,113
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust:
Series 2005-1, Class 1A1, 1.737%, 02/25/2035 (1 Month LIBOR USD + 0.500%) (3)	8,968,019	8,622,978
Series 2005-2, Class 1A7, 5.512%, 04/25/2035 (4)	11,949,552	12,299,367
Series 2005-3, Class 4A5, 5.250%, 06/25/2035	1,318,574	1,321,819

First Franklin Mortgage Loan Trust:
Series 2006-FF3, Class A2B, 1.437%, 02/25/2036 (1 Month LIBOR USD + 0.200%) (3)	12,236,155	12,156,431
Series 2006-FF4, Class A2, 1.427%, 03/25/2036 (1 Month LIBOR USD + 0.190%) (3)	7,911,832	7,899,501
Series 2006-FF15, Class A5, 1.397%, 11/25/2036 (1 Month LIBOR USD + 0.160%) (3)	19,614,000	19,100,962
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021 (6)	104,483	101,633
Series 2006-FA8, Class 2A1, 5.750%, 01/25/2022	308,160	271,383
Series 2004-AA1, Class A1, 3.192%, 06/25/2034 (4)	5,978,475	5,925,427
Series 2005-AA2, Class 2A1, 3.240%, 04/25/2035 (4)	3,220,360	3,214,575
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	354	336
GSAA Home Equity Trust:
Series 2004-6, Class A1, 2.037%, 06/25/2034 (1 Month LIBOR USD + 0.800%) (3)	3,605,339	3,541,752
Series 2005-14, Class 1A1, 1.487%, 12/25/2035 (1 Month LIBOR USD + 0.250%) (3)	25,279,499	24,731,839
Series 2007-8, Class A3, 1.687%, 08/25/2037 (1 Month LIBOR USD + 0.450%) (3)	8,900,906	8,380,834
GSAMP Trust:
Series 2005-AHL2, Class A2C, 1.477%, 12/25/2035 (1 Month LIBOR USD + 0.240%) (3)	7,449,686	7,422,402
Series 2006-HE7, Class A2D, 1.467%, 10/25/2036 (1 Month LIBOR USD + 0.230%) (3)	1,067,526	1,060,508
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 01/25/2020	287,589	285,549
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035	3,122,952	3,236,839
Series 2005-AR2, Class 2A1, 3.636%, 04/25/2035 (4)	4,618,377	4,653,368
Home Equity Asset Trust:
Series 2006-4, Class 2A3, 1.407%, 08/25/2036 (1 Month LIBOR USD + 0.170%) (3)	10,114	10,112
Series 2007-2, Class 2A2, 1.422%, 07/25/2037 (1 Month LIBOR USD + 0.190%) (3)	1,169,833	1,166,334
HomeBanc Mortgage Trust,
Series 2005-4, Class A1, 1.507%, 10/25/2035 (1 Month LIBOR USD + 0.270%) (3)	8,875,111	8,730,887
HSI Asset Securitization Corp. Trust:
Series 2006-OPT4, Class 2A3, 1.397%, 03/25/2036 (1 Month LIBOR USD + 0.160%) (3)	4,717,983	4,680,584
Series 2007-WF1, Class 2A3, 1.407%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	9,423,045	9,414,051
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020 (6)	599,563	595,282
Series 2006-A1, Class 2A1, 3.411%, 03/25/2036 (4)(6)	111,026	100,401
Series 2006-S3, Class A3A, 6.000%, 08/25/2036 (6)(7)	468,466	482,937
Series 2007-S1, Class A1, 1.517%, 06/25/2037 (1 Month LIBOR USD + 0.280%) (3)	9,286,827	8,938,032
J.P. Morgan Mortgage Acquisition Trust,
Series 2007-CH1, Class AV5, 1.477%, 11/25/2036 (1 Month LIBOR USD + 0.240%) (3)	4,842,441	4,832,022
J.P. Morgan Mortgage Trust:
Series 2006-S3, Class 2A3, 5.000%, 08/25/2021	75,972	76,214
Series 2005-A8, Class 2A3, 3.172%, 11/25/2035 (4)	8,603,585	8,318,145
Series 2006-A2, Class 3A3, 3.264%, 04/25/2036 (4)(6)	2,565,546	2,372,610
Series 2006-A2, Class 2A1, 3.420%, 04/25/2036 (4)(6)	2,136,203	2,123,517
Series 2006-A7, Class 2A2, 3.393%, 01/25/2037 (4)(6)	3,181,974	3,184,572
Series 2006-A7, Class 2A4R, 3.393%, 01/25/2037 (4)(6)	3,249,409	3,252,062
Series 2007-A2, Class 2A3, 3.534%, 04/25/2037 (4)(6)	6,606,412	6,427,563
Series 2007-A4, Class 2A3, 3.567%, 06/25/2037 (4)(6)	7,772,742	7,267,586
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 1.437%, 01/25/2036 (1 Month LIBOR USD + 0.200%) (3)	878,648	875,253
Luminent Mortgage Trust,
Series 2005-1, Class A1, 1.497%, 11/25/2035 (1 Month LIBOR USD + 0.260%) (3)	11,838,423	11,069,995
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	28,402	28,429
Series 2004-5, Class 4A1, 5.500%, 07/25/2019	81,276	82,261
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	232,510	234,958
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	39,235	41,242
Series 2004-2, Class 2A1, 6.000%, 02/25/2034	3,733,105	3,954,038
Series 2004-8, Class 2A1, 6.000%, 09/25/2034	2,948,927	3,132,350
Series 2005-6, Class 1A5, 5.500%, 12/25/2035 (6)	3,316,816	3,144,957
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 1.537%, 01/25/2036 (1 Month LIBOR USD + 0.300%) (3)	4,504,146	4,511,970
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1B, 1.857%, 12/25/2029 (1 Month LIBOR USD + 0.620%) (3)	9,893,765	9,557,178
Series 2005-A5, Class A3, 3.120%, 06/25/2035 (4)	3,677,687	3,692,023
Morgan Stanley Capital I, Inc. Trust,
Series 2006-HE2, Class A1, 1.407%, 03/25/2036 (1 Month LIBOR USD + 0.170%) (3)	9,453,283	8,940,743
MortgageIT Trust:
Series 2005-4, Class A1, 1.517%, 10/25/2035 (1 Month LIBOR USD + 0.280%) (3)	7,177,018	7,082,387
Series 2005-5, Class A1, 1.497%, 12/25/2035 (1 Month LIBOR USD + 0.260%) (3)	6,481,942	6,473,697
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV2, 1.367%, 06/25/2037 (1 Month LIBOR USD + 0.130%) (3)	481,264	481,135
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 1.467%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	8,066,845	8,032,457
New Residential Mortgage Loan Trust:
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (2)(4)	30,849,101	32,121,450
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (2)(4)	13,051,003	13,579,618
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2005-WF1, Class 2A3, 5.100%, 03/25/2035	6,943,175	7,159,320
RALI Series Trust:
Series 2004-QS3, Class CB, 5.000%, 03/25/2019	342,090	341,216
Series 2004-QS13, Class CB, 5.000%, 09/25/2019	368,667	369,684
Series 2005-QS2, Class A1, 5.500%, 02/25/2035	238,303	234,391
Series 2005-QS5, Class A1, 1.637%, 04/25/2035 (1 Month LIBOR USD + 0.400%) (3)(6)	3,097,864	2,475,903
Series 2005-QS9, Class A2, 1.737%, 06/25/2035 (1 Month LIBOR USD + 0.500%) (3)(6)	1,292,256	1,076,429
Series 2005-QS11, Class A2, 1.737%, 07/25/2035 (1 Month LIBOR USD + 0.500%) (3)	5,605,802	4,818,867
Series 2005-QA7, Class A22, 3.874%, 07/25/2035 (4)	3,498,928	3,322,270
RAMP Series Trust:
Series 2002-RS3, Class AI5, 5.572%, 06/25/2032 (4)	1,847,506	1,804,497
Series 2006-NC2, Class A2, 1.427%, 12/25/2035 (1 Month LIBOR USD + 0.190%) (3)	4,579,366	4,575,575
Series 2006-RS4, Class A3, 1.407%, 07/25/2036 (1 Month LIBOR USD + 0.170%) (3)	1,734,651	1,727,741

RASC Series Trust:
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033 (4)	11,595	11,572
Series 2003-KS9, Class AI6, 4.710%, 11/25/2033 (4)(6)	28,204	27,604
Series 2006-EMX2, Class A3, 1.537%, 02/25/2036 (1 Month LIBOR USD + 0.300%) (3)	9,796,136	9,813,103
Series 2007-KS1, Class A3, 1.387%, 11/25/2036 (1 Month LIBOR USD + 0.150%) (3)	3,000,967	2,916,157
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035 (7)	37,286	38,144
Series 2005-2, Class AF6, 4.781%, 08/25/2035 (7)	2,217,788	2,273,228
Series 2005-3, Class AF3, 4.814%, 11/25/2035 (7)	569,493	575,158
Series 2006-2, Class AF3, 5.797%, 08/25/2036 (7)	15,793,622	9,861,745
Series 2006-3, Class AF2, 5.580%, 11/25/2036 (7)	10,444,238	5,853,612
Series 2007-1, Class AF2, 5.512%, 04/25/2037 (7)	469,687	245,307
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (7)	281,812	149,661
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (7)	1,443,228	705,497
Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 1.497%, 12/25/2035 (1 Month LIBOR USD + 0.260%) (3)	2,625,694	2,624,247
Series 2006-OPT4, Class 2A3, 1.387%, 06/25/2036 (1 Month LIBOR USD + 0.150%) (3)	3,970,536	3,952,991
Series 2006-EQ1, Class A3, 1.397%, 10/25/2036 (1 Month LIBOR USD + 0.160%) (3)	18,445,709	18,210,725
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 1.907%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	2,644,098	2,631,194
Structured Asset Securities Corp.:
Series 2003-31A, Class 2A7, 3.367%, 10/25/2033 (4)	2,081,710	2,112,991
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035 (7)	98,147	101,900
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (2)(4)	10,987,013	11,172,610
Series 2016-3, Class A1, 2.250%, 08/25/2055 (2)(4)	144,882	144,161
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	15,917,327	16,097,850
Series 2016-4, Class A1, 2.250%, 07/25/2056 (2)(4)	19,583,806	19,458,315
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	5,575,730	5,605,084
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	64,205	64,662
Series 2004-CB2, Class 5A, 5.000%, 07/25/2019	15,570	15,670
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	31,471	31,735
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	6,486	6,553
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	20,641	21,105
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	60,943	62,060
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034	4,144,068	4,352,561
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	4,571,204	4,877,457
Series 2005-3, Class 1CB3, 1.687%, 05/25/2035 (1 Month LIBOR USD + 0.450%) (3)(6)	7,555,935	6,167,245
Series 2005-6, Class 2A4, 5.500%, 08/25/2035 (6)	9,857,527	9,555,813
Series 2007-HY3, Class 4A1, 3.251%, 08/25/2036 (4)(6)	22,178,912	21,885,090
Series 2006-AR10, Class 1A1, 3.232%, 09/25/2036 (4)(6)	1,456,249	1,375,586
Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A4, 6.000%, 03/25/2037 (6)	67,260	61,021
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR16, Class 4A2, 3.442%, 10/25/2035 (4)	1,884,929	1,886,677
Series 2005-16, Class A18, 6.000%, 01/25/2036 (6)	1,651,645	1,662,547
Series 2006-AR10, Class 5A5, 3.386%, 07/25/2036 (4)(6)	7,654,827	7,701,581
Series 2006-AR14, Class 2A3, 3.516%, 10/25/2036 (4)(6)	3,969,403	3,743,069
Series 2006-15, Class A1, 6.000%, 11/25/2036 (6)	5,761,085	5,751,489
Series 2007-4, Class A15, 6.000%, 04/25/2037 (6)	6,305,401	6,418,693
Series 2007-7, Class A49, 6.000%, 06/25/2037 (6)	5,955,583	5,990,921
Series 2007-8, Class 2A8, 6.000%, 07/25/2037 (6)	5,662,018	5,668,728
		1,023,953,244	6.6%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2017-M4, Class A2, 2.684%, 12/25/2026 (4)	30,250,000	29,626,983
Federal Home Loan Mortgage Corp. (FHLMC),
Series K037, Class A2, 3.490%, 01/25/2024	66,850,000	70,727,868
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K716, Class A2, 3.130%, 06/25/2021	13,550,000	14,017,174
Series K029, Class A2, 3.320%, 02/25/2023 (4)	64,357,000	67,446,979
Series K048, Class A2, 3.284%, 06/25/2025 (4)	53,605,000	55,911,607
Series K050, Class A2, 3.334%, 08/25/2025 (4)	82,601,000	86,407,742
		324,138,353	2.1%
Non-U.S. Government Agency Issues
BANK 2017-BNK4,
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050	21,425,000	22,313,651
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A3, 3.753%, 03/12/2047	5,000,000	5,267,602
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/17/2045	24,465,159	25,353,264
Series 2013-CR9, Class A3, 4.022%, 07/12/2045	27,575,000	29,459,131
Series 2012-CR2, Class A4, 3.147%, 08/17/2045	30,463,000	31,395,290
Series 2014-CR18, Class A4, 3.550%, 07/17/2047	5,000,000	5,176,643
Series 2014-CR19, Class A5, 3.796%, 08/12/2047	18,000,000	18,924,476
Series 2014-CR20, Class ASB, 3.305%, 11/13/2047	22,000,000	22,820,415
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A4, 4.551%, 08/10/2044	2,275,000	2,412,986
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	17,924,873	18,761,018
Series 2012-GCJ9, Class A3, 2.773%, 11/13/2045	41,464,000	41,911,173
Series 2014-GC20, Class AAB, 3.655%, 04/12/2047	23,004,000	24,040,806
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	23,335,000	23,661,242
Series 2013-LC11, Class A4, 2.694%, 04/17/2046	9,575,466	9,690,575
Series 2011-C5, Class A3, 4.171%, 08/15/2046	8,076,453	8,547,758

Series 2012-LC9, Class ASB, 2.437%, 12/17/2047	3,799,253	3,819,852
Series 2013-C10, Class ASB, 2.702%, 12/17/2047	20,075,000	20,306,820
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C15, Class A4, 4.096%, 11/17/2045	10,000,000	10,709,223
Series 2013-C17, Class A3, 3.928%, 01/17/2047	23,700,000	25,022,339
Series 2014-C25, Class A5, 3.672%, 11/18/2047	34,585,000	36,093,605
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/17/2045	40,030,000	41,176,163
Series 2012-C6, Class A4, 2.858%, 11/15/2045	33,760,000	34,305,106
Series 2013-C10, Class A3, 4.104%, 07/17/2046 (4)	44,160,000	47,160,222
Series 2013-C12, Class A3, 3.973%, 10/17/2046	19,350,000	20,492,095
Series 2015-C25, Class ASB, 3.383%, 10/19/2048	19,192,000	19,958,680
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class ASB, 2.991%, 02/15/2048	15,049,000	15,353,437
Series 2016-C35, Class ASB, 2.788%, 07/17/2048	11,000,000	11,038,113
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/17/2045	12,000,000	12,281,883
Series 2012-C6, Class A4, 3.440%, 04/15/2045	19,291,000	20,039,371
Series 2013-C18, Class A4, 3.896%, 12/17/2046	21,950,000	23,308,977
Series 2014-C24, Class A5, 3.607%, 11/18/2047	25,695,000	26,693,017
Series 2014-C23, Class ASB, 3.636%, 10/17/2057	10,500,000	11,010,569
		668,505,502	4.3%
Other Asset Backed Securities
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	6,100,000	8,062,198
Conseco Financial Corp.:
Series 1998-3, Class A5, 6.220%, 03/01/2030	195,827	208,593
Series 1998-4, Class A5, 6.180%, 04/01/2030	93,023	97,924
Dell Equipment Finance Trust,
Series 2016-1, Class A3, 1.650%, 07/22/2021 (2)	12,000,000	11,997,474
Discover Card Execution Note Trust,
Series 2016-A4, Class A4, 1.390%, 03/15/2022	30,675,000	30,438,385
Ford Credit Auto Owner Trust:
Series 2014-2, Class A, 2.310%, 04/15/2026 (2)	32,858,000	33,125,842
Series 2016-1, Class A, 2.310%, 08/15/2027 (2)	37,625,000	37,796,946
Series 2016-2, Class A, 2.030%, 12/15/2027 (2)	57,275,000	56,834,023
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	15,358	15,541
OneMain Financial Issuance Trust:
Series 2014-2A, Class A, 2.470%, 09/18/2024 (2)	1,551,389	1,553,160
Series 2015-2A, Class A, 2.570%, 07/18/2025 (2)	5,715,224	5,725,836
PFS Financing Corp.,
Series 2016-BA, Class A, 1.870%, 10/15/2021 (2)	40,200,000	39,982,361
SoFi Consumer Loan Program LLC:
Series 2017-4, Class A, 2.500%, 06/25/2026 (2)	17,306,419	17,309,950
Series 2017-5, Class A2, 2.780%, 09/25/2026 (2)	25,000,000	24,986,495
TCF Auto Receivables Owner Trust:
Series 2015-1A, Class A3, 1.490%, 12/16/2019 (2)	3,832,330	3,831,060
Series 2016-1A, Class A3, 1.710%, 04/15/2021 (2)	39,000,000	38,896,404
		310,862,192	2.0%
Total Long-Term Investments (Cost $15,223,888,626)		15,406,813,418	98.7%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class 0.95% (5)	400,837,070	400,837,070
Total Short-Term Investment (Cost $400,837,070)		400,837,070	2.6%
Total Investments (Cost $15,624,725,696)		15,807,650,488	101.3%
Liabilities in Excess of Other Assets		(194,912,019)	(1.3)%
TOTAL NET ASSETS		$15,612,738,469	100.0%

Notes to Schedule of Investments
(1)	Foreign Security.
(2)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2017, the value of these securities total $2,710,735,666, which represents 17.36% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2017.
(4)	Variable rate security. The rate reported is the rate in effect as of September 30, 2017.
(5)	7-Day Yield.
(6)	Security in default.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2017.

Baird Core Plus Bond Fund
Schedule of Investments, September 30, 2017 (Unaudited)

Summary of Fair Value Exposure at September 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$2,193,614,495	$–	$2,193,614,495
Other Government Related Securities	–	217,519,428	–	217,519,428
Corporate Bonds	–	7,848,619,531	–	7,848,619,531
Taxable Municipal Bonds	–	128,519,559	–	128,519,559
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	2,691,081,114	–	2,691,081,114
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	1,023,953,244	–	1,023,953,244
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	324,138,353	–	324,138,353
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	668,505,502	–	668,505,502
Other Asset Backed Securities	–	310,862,192	–	310,862,192
Total Long-Term Investments	–	15,406,813,418	–	15,406,813,418

Short-Term Investment
Money Market Mutual Fund	400,837,070	–	–	400,837,070
Total Short-Term Investment	400,837,070	–	–	400,837,070

Total Investments	$400,837,070	$15,406,813,418	$–	$15,807,650,488

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, September 30, 2017 (Unaudited)
Long-Term Investments	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Black Belt Energy Gas District:
4.000%, 07/01/2046(Callable 03/01/2021)(Mandatory Tender Date 06/01/2021)	$370,000	$399,667
4.000%, 08/01/2047(Callable 04/01/2022)(Mandatory Tender Date 07/01/2022)	500,000	548,305
Columbia Industrial Development Board,
1.040%, 12/01/2037(Callable 10/02/2017)(1)	200,000	200,000
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024(Callable 06/01/2021)	100,000	111,625
		1,259,597	1.4%
Alaska
Alaska Housing Finance Corp.,
4.000%, 06/01/2040(Callable 06/01/2021)	25,000	25,338	0.0%
Arizona
Arizona Health Facilities Authority,
4.625%, 07/01/2019	30,000	31,763
Arizona Industrial Development Authority,
4.000%, 07/01/2018	250,000	251,927
BluePath 2016-1 TE Trust
2.750%, 09/01/2026(Callable 08/27/2021)(3)	239,538	238,784
City of El Mirage AZ,
5.000%, 07/01/2026(Callable 07/01/2020)	50,000	54,588
City of Winslow AZ,
2.000%, 07/01/2019(Insured by AGM)	25,000	25,414
Estrella Mountain Ranch Community Facilities District,
4.000%, 07/15/2019(Insured by AGM)	390,000	406,524
Festival Ranch Community Facilities District,
2.000%, 07/15/2018(Insured by BAM)	25,000	25,112
Maricopa County Industrial Development Authority,
2.625%, 07/01/2021	85,000	84,833
Vistancia Community Facilities District,
5.000%, 07/15/2021(Callable 07/15/2020)	150,000	164,774
		1,283,719	1.4%
Arkansas
City of Bentonville AR:
5.000%, 11/01/2021(Callable 11/01/2017)(Insured by AMBAC)	100,000	100,300
2.625%, 11/01/2027(Callable 11/01/2025)	300,000	309,837
City of Fayetteville AR,
3.050%, 01/01/2047(Callable 01/01/2027)	700,000	684,040
City of Hot Springs AR,
4.000%, 12/01/2027(Callable 12/01/2023)(Insured by BAM)	255,000	277,927
City of Jacksonville AR,
4.000%, 12/01/2025(Callable 06/01/2021)	110,000	118,414
City of Little Rock AR:
3.000%, 10/01/2021(6)	100,000	105,312
2.000%, 03/01/2038(Callable 03/01/2021)	120,000	119,949
City of Marion AR,
2.900%, 09/01/2047(Callable 09/01/2027)	375,000	366,896
City of Pine Bluff AR,
3.000%, 02/01/2047(Callable 08/01/2027)(Insured by BAM)	625,000	607,125
City of Rogers AR,
2.125%, 11/01/2029(Callable 11/01/2021)	60,000	60,050
Mountain View Public Facilities Board,
2.000%, 06/01/2018	445,000	445,547
Northwest Arkansas Conservation Authority,
4.000%, 03/01/2024(Callable 09/01/2022)(Insured by BAM)	325,000	359,265
		3,554,662	3.9%
California
Bay Area Toll Authority:
1.540%, 04/01/2034 (SIFMA Municipal Swap Index + 0.600%)(Callable 10/01/2019)(Mandatory Tender Date 04/01/2020)(5)	270,000	270,624
1.640%, 04/01/2047 (SIFMA Municipal Swap Index + 0.700%)(Callable 04/01/2019)(Mandatory Tender Date 10/01/2019)(5)	150,000	150,484
California Health Facilities Financing Authority:
5.000%, 04/01/2020	65,000	70,349
1.593%, 07/01/2022(Callable 10/02/2017)(2)	200,000	195,016
California Infrastructure & Economic Development Bank,
1.220%, 10/01/2047 (SIFMA Municipal Swap Index + 0.280%)(Callable 10/20/2017)(Mandatory Tender Date 04/02/2018)(5)	200,000	200,040
California School Finance Authority,
3.000%, 07/01/2020	260,000	265,434

California State Public Works Board,
5.000%, 12/01/2019(Insured by AMBAC)	290,000	303,702
California State University,
4.000%, 11/01/2049(Callable 05/01/2021)(Mandatory Tender Date 11/01/2021)	75,000	81,919
California Statewide Communities Development Authority:
6.000%, 01/01/2021(ETM)	100,000	107,657
3.500%, 11/01/2021(Callable 11/01/2019)	200,000	207,692
3.211%, 04/01/2028(2)	400,000	369,381
Central School District,
6.250%, 08/01/2040(Callable 08/01/2021)	225,000	264,791
City of Redding CA,
1.628%, 07/01/2022(ETM)	45,000	43,061
Colton Public Financing Authority,
5.000%, 04/01/2024(Callable 04/01/2022)	565,000	643,772
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021(ETM)	230,000	196,576
Corona-Norca Unified School District,
0.000%, 08/01/2026	20,000	20,565
Fresno Unified School District,
0.000%, 08/01/2033(Callable 08/01/2021)	100,000	41,523
Golden State Tobacco Securitization Corp.,
5.000%, 06/01/2022	135,000	155,797
Jurupa Public Financing Authority,
4.000%, 09/01/2018	25,000	25,621
La Quinta Financing Authority,
5.550%, 10/01/2018	40,000	40,910
Northern California Gas Authority,
1.500%, 07/01/2019 (3 Month LIBOR USD + 0.630%)(5)	505,000	504,566
Palomar Health,
3.000%, 11/01/2017	100,000	100,104
Roseville Finance Authority,
4.000%, 09/01/2019	50,000	52,452
San Diego Community Facilities District No. 3,
5.000%, 09/01/2018	25,000	25,775
San Diego Redevelopment Agency Successor Agency,
4.000%, 09/01/2018	50,000	51,403
Soledad Unified School District:
5.000%, 08/01/2024(Callable 08/01/2018)(Insured by BAM)	75,000	77,301
5.000%, 08/01/2026(Callable 08/01/2018)(Insured by BAM)	100,000	103,052
5.000%, 08/01/2027(Callable 08/01/2018)(Insured by BAM)	50,000	51,521
State of California:
5.000%, 09/01/2022	165,000	193,009
1.390%, 05/01/2033 (SIFMA Municipal Swap Index + 0.450%)(Callable 11/01/2017)(Mandatory Tender Date 05/01/2018)(5)	100,000	100,032
University of California,
1.400%, 05/15/2046(Callable 11/15/2020)(Mandatory Tender Date 05/15/2021)	330,000	329,766
		5,243,895	5.8%
Colorado
Bromley Park Metropolitan District No. 2,
4.250%, 12/01/2022(Callable 12/01/2017)	60,000	60,030
Colorado Educational & Cultural Facilities Authority:
3.000%, 12/01/2018	125,000	127,878
3.000%, 12/15/2018	75,000	76,494
4.000%, 12/01/2019	275,000	289,803
4.000%, 06/01/2020	100,000	106,092
4.000%, 10/01/2020	125,000	132,981
5.000%, 10/01/2020	415,000	452,400
4.000%, 11/01/2021	50,000	53,876
4.000%, 03/01/2022	45,000	48,524
5.000%, 10/01/2025	160,000	186,178
Colorado Health Facilities Authority,
5.000%, 05/15/2019	250,000	262,275
E-470 Public Highway Authority:
0.000%, 09/01/2020	125,000	119,956
1.877%, 09/01/2039 (1 Month LIBOR USD + 1.050%)(Callable 03/01/2021)(Mandatory Tender Date 09/01/2021)(5)	400,000	406,080
Fossil Ridge Metropolitan District No. 3,
4.000%, 12/01/2020	50,000	52,685
High Plains Metropolitan District,
4.000%, 12/01/2022	420,000	458,829
Park 70 Metropolitan District:
5.000%, 12/01/2017	135,000	135,756
5.000%, 12/01/2018	160,000	166,022
Regional Transportation District,
5.000%, 06/01/2025(Pre-refunded to 06/01/2020)	100,000	110,171

Sterling Hills West Metropolitan District:
5.000%, 12/01/2018	50,000	51,983
5.000%, 12/01/2019	100,000	106,905
5.000%, 12/01/2020	125,000	136,630
VDW Metropolitan District No. 2,
1.250%, 12/01/2018(Insured by AGM)	55,000	55,036
Vista Ridge Metropolitan District,
4.500%, 12/01/2024(Insured by BAM)	200,000	229,176
		3,825,760	4.2%
Connecticut
City of Hartford CT,
5.000%, 04/01/2020(ETM)	100,000	109,466
Connecticut Housing Finance Authority,
4.000%, 11/15/2044(Callable 11/15/2023)	95,000	101,333
Southeastern Connecticut Water Authority,
4.000%, 09/01/2022(Callable 10/30/2017)	355,000	355,682
Town of Hamden CT,
4.000%, 08/15/2021(Insured by BAM)	415,000	449,756
Town of Plymouth CT,
4.000%, 07/15/2019	25,000	26,222
		1,042,459	1.2%
District of Columbia
District of Columbia Housing Finance Agency,
3.500%, 06/15/2023	220,000	226,987	0.3%
Florida
City of Jacksonville FL,
5.000%, 11/01/2022	50,000	57,626
City of North Port FL,
4.000%, 07/01/2018(Insured by BAM)	50,000	51,091
City of Port St Lucie FL:
5.000%, 09/01/2021	35,000	39,650
5.250%, 09/01/2022	100,000	116,863
City of Tallahassee FL,
5.000%, 12/01/2019	190,000	203,203
City of Tampa FL,
5.250%, 11/15/2024(Callable 05/15/2020)	380,000	419,938
County of Escambia FL,
2.100%, 07/01/2022(Mandatory Tender Date 04/11/2019)	60,000	60,630
Escambia County Health Facilities Authority,
1.010%, 11/15/2029(Optional Put Date 10/02/2017)(1)	100,000	100,000
Florida Housing Finance Corp.,
4.000%, 07/01/2047(Callable 07/01/2025)	150,000	161,274
Florida Municipal Power Agency:
1.540%, 10/01/2021(Callable 10/04/2017)(Insured by AMBAC)(2)	75,000	73,316
1.540%, 10/01/2021(Callable 10/05/2017)(Insured by AMBAC)(2)	100,000	97,772
1.540%, 10/01/2027(Callable 10/04/2017)(Insured by AMBAC)(2)	300,000	278,793
Florida State Municipal Loan Council,
3.000%, 10/01/2020	500,000	520,385
Lee County School Board,
5.000%, 08/01/2023	140,000	164,762
Martin County Health Facilities Authority,
3.750%, 11/15/2020	125,000	132,901
Miami Health Facilities Authority:
2.250%, 07/01/2018	45,000	45,062
5.000%, 07/01/2020	300,000	321,828
Orange County Health Facilities Authority,
6.250%, 10/01/2021	105,000	114,809
Orange County Housing Finance Authority,
4.000%, 09/01/2040(Callable 09/01/2024)	640,000	677,427
Palm Beach County Health Facilities Authority,
5.000%, 11/15/2022	220,000	254,027
St. Lucie County School Board,
5.000%, 10/01/2018(Insured by AGM)	50,000	51,903
		3,943,260	4.4%
Georgia
Burke County Development Authority:
2.200%, 10/01/2032(Mandatory Tender Date 04/02/2019)	50,000	50,360
1.850%, 12/01/2049(Mandatory Tender Date 08/22/2019)	100,000	99,908
1.850%, 12/01/2049(Mandatory Tender Date 08/22/2019)	50,000	49,954
City of Atlanta GA:
5.000%, 01/01/2023(Callable 01/01/2020)	450,000	483,795
5.000%, 01/01/2024(Callable 01/01/2020)	500,000	536,170
Gainesville & Hall County Hospital Authority,
1.210%, 02/15/2047(Callable 10/02/2017)(Optional Put Date 10/06/2017)(1)	500,000	500,000
Main Street Natural Gas, Inc.:
5.000%, 03/15/2019	125,000	131,510
5.000%, 03/15/2022	60,000	67,328
Monroe County Development Authority,
2.000%, 07/01/2025(Mandatory Tender Date 06/13/2019)	405,000	406,276
Morgan County Hospital Authority,
2.750%, 09/01/2019(Callable 03/01/2019)	250,000	251,435
Peach County GA Development Authority,
1.200%, 10/01/2018(Callable 04/01/2018)	250,000	249,778
Private Colleges & Universities Authority:
3.750%, 10/01/2021	25,000	26,543

5.000%, 10/01/2021	75,000	82,746
		2,935,803	3.2%
Idaho
Idaho Housing & Finance Association,
5.000%, 07/15/2018	25,000	25,742	0.0%
Illinois
Bureau County Township High School District No. 502,
3.000%, 12/01/2021(Insured by BAM)	30,000	31,021
Champaign County Community Unit School District No. 116 Urbana,
5.000%, 01/01/2019	1,100,000	1,143,098
Chicago O’Hare International Airport,
5.000%, 01/01/2020	50,000	54,194
Chicago Transit Authority,
5.250%, 12/01/2023(Callable 12/01/2021)	75,000	84,460
City of Berwyn IL:
3.000%, 12/01/2017	50,000	50,110
4.000%, 12/01/2019	125,000	130,503
City of Chicago IL:
5.000%, 01/01/2019	100,000	102,470
5.000%, 01/01/2020	50,000	53,766
5.000%, 01/01/2023(Callable 01/01/2019)	50,000	51,328
City of Fairfield IL,
2.000%, 12/01/2018	275,000	275,470
City of Flora IL,
4.000%, 11/15/2023(Callable 11/15/2017)(Insured by AMBAC)	100,000	100,000
City of Rockford IL,
4.700%, 12/15/2017(Insured by AGM)	25,000	25,069
City of Springfield IL,
4.000%, 12/01/2019	95,000	99,636
Cook County Community College District No. 510,
0.000%, 12/01/2019(Insured by AGM)	500,000	478,235
Cook County Community College District No. 524,
5.000%, 12/01/2021(Callable 12/01/2017)	325,000	326,960
Cook County Community High School District No. 219,
0.000%, 12/01/2020	35,000	32,265
Cook County Township High School District No. 201,
0.000%, 12/01/2020(Insured by AMBAC)	210,000	194,078
County of Cook IL,
5.000%, 11/15/2021(Callable 11/15/2019)	100,000	106,142
County of Washington IL,
0.000%, 12/15/2024 (6)	250,000	275,795
Danville Public Building Commission,
4.000%, 12/01/2019	115,000	121,039
DuPage County Community High School District No. 100,
2.000%, 12/15/2018	70,000	70,657
Governors State University,
4.000%, 10/01/2020(Callable 10/30/2017)	50,000	50,086
Homewood Flossmoor Park District,
3.000%, 12/01/2017(Insured by AGM)	50,000	50,116
Illinois Finance Authority:
4.000%, 10/01/2017	75,000	75,000
3.000%, 11/01/2017	35,000	35,060
5.000%, 10/01/2019	75,000	79,167
5.000%, 02/15/2020	100,000	107,019
5.000%, 10/01/2020	105,000	113,214
5.000%, 01/01/2021	125,000	136,431
4.000%, 09/01/2021	75,000	80,148
6.250%, 05/01/2022(Pre-refunded to 05/01/2020)	45,000	50,812
5.000%, 10/01/2022	50,000	55,460
5.000%, 05/15/2023	100,000	115,631
2.216%, 05/01/2036 (1 Month LIBOR USD + 1.350%)(Callable 11/01/2020)(Mandatory Tender Date 05/01/2021)(5)	135,000	135,891
Illinois Housing Development Authority,
2.450%, 06/01/2043(Callable 01/01/2023)	510,268	503,925
Illinois Sports Facilities Authority,
0.000%, 06/15/2018(Insured by AMBAC)	50,000	49,083
Illinois State University,
5.000%, 04/01/2023(Callable 04/01/2021)	100,000	108,490
Jefferson County Township High School District No. 201,
6.500%, 12/30/2020(Insured by BAM)	195,000	222,667
Joliet Park District:
5.000%, 03/01/2022(Callable 03/01/2021)	170,000	179,527
4.000%, 02/01/2023(Insured by BAM)	150,000	161,698
Kane County Community Unit School District,
4.250%, 01/01/2025(Pre-refunded to 01/01/2018)(Insured by AGM)	25,000	25,203
Lake County Community Consolidated School District No. 3,
0.000%, 02/01/2018(Insured by AMBAC)	290,000	287,390
Lake County Community High School District No. 117,
0.000%, 12/01/2019	140,000	133,591
Lake County Community High School District No. 127,
0.000%, 02/01/2020	150,000	144,805
Lake County Community Unit School District No. 116,
5.000%, 01/15/2025(Callable 01/15/2023)	70,000	79,350
Lake County Elementary School District No. 6,
0.000%, 12/01/2019(Insured by AMBAC)	80,000	76,029

Lake County School District No. 1,
3.000%, 02/01/2019	85,000	86,884
Metropolitan Pier & Exposition Authority:
5.300%, 06/15/2018(Callable 10/30/2017)(Insured by NPFGC)	120,000	121,556
0.000%, 06/15/2019	50,000	48,142
0.000%, 06/15/2019	155,000	149,617
5.500%, 12/15/2023	200,000	227,886
0.000%, 06/15/2024	25,000	20,478
5.700%, 06/15/2025(Callable 06/15/2022)	45,000	52,357
Monroe & St Clair Counties Community Unit School District No. 5,
5.000%, 04/15/2020(Insured by BAM)	270,000	292,982
Ogle & Winnebago Counties Community Unit School District:
0.000%, 12/01/2017(ETM)(Insured by AGM)	20,000	19,971
5.000%, 12/01/2021(Insured by BAM)	150,000	168,581
Peoria Public Building Commission,
5.000%, 12/01/2020(Insured by BAM)	185,000	202,749
Public Building Commission of Chicago,
5.000%, 03/01/2020(Callable 10/30/2017)(Insured by AMBAC)	100,000	100,279
St Clair County School District No. 119:
5.000%, 04/01/2022(Insured by AGM)	350,000	394,275
5.000%, 04/01/2023(Insured by AGM)	300,000	342,249
State of Illinois:
0.000%, 08/01/2018	40,000	39,055
0.000%, 08/01/2018	20,000	19,527
5.000%, 06/01/2019	100,000	104,724
0.000%, 08/01/2019	100,000	94,635
5.000%, 03/01/2020	105,000	111,230
5.000%, 04/01/2020	40,000	42,444
5.000%, 01/01/2022(Callable 01/01/2020)	105,000	109,799
6.500%, 06/15/2022	330,000	367,399
5.000%, 08/01/2024(Callable 08/01/2022)	100,000	107,018
University of Illinois:
0.000%, 04/01/2018	140,000	138,867
5.000%, 08/15/2020	110,000	119,083
5.000%, 03/15/2022	50,000	55,814
Village of Cary IL,
1.500%, 03/01/2019(Insured by BAM)	97,000	97,053
Village of Crestwood IL:
2.000%, 12/15/2018(Insured by BAM)	150,000	150,994
4.000%, 12/15/2021(Insured by BAM)	250,000	268,680
4.500%, 12/15/2025(Callable 12/15/2022)(Insured by BAM)	60,000	65,266
Village of Lyons IL,
5.000%, 12/01/2025(Callable 12/01/2022)(Insured by BAM)	25,000	28,279
Village of McCook IL,
5.000%, 12/01/2020(Callable 12/01/2018)	50,000	51,613
Village of Richton Park IL:
3.000%, 12/01/2018(Insured by BAM)	50,000	50,790
3.000%, 12/01/2019(Insured by BAM)	65,000	66,714
3.000%, 12/01/2020(Insured by BAM)	45,000	46,413
4.000%, 12/01/2021(Insured by BAM)	65,000	69,573
4.000%, 12/01/2022(Insured by BAM)	80,000	86,056

Village of River Grove IL:
3.000%, 12/15/2020(Insured by BAM)	150,000	153,544
3.000%, 12/15/2021(Insured by BAM)	120,000	122,327
West Chicago Park District,
4.000%, 12/01/2022(Callable 06/01/2018)	230,000	233,199
Western Illinois University,
4.000%, 04/01/2019	50,000	51,548
White County Community Unit School District No. 5,
4.300%, 12/01/2021(Insured by AGM)	100,000	108,636
Will County Community Consolidated School District No. 70-C:
4.000%, 12/01/2019(Insured by AGM)	155,000	162,699
4.000%, 12/01/2020(Insured by AGM)	130,000	138,912
4.000%, 12/01/2022(Insured by AGM)	270,000	294,824
Will County Community High School District No. 210,
5.000%, 01/01/2021(Callable 01/01/2019)	125,000	126,329
Will County IL School District No. 114,
0.000%, 12/01/2019	50,000	47,640
Will County IL School District No. 365,
0.000%, 11/01/2021(Insured by AGM)	100,000	92,392
Wilmette Park District,
3.000%, 12/01/2017	20,000	20,066
		12,933,237	14.3%
Indiana
City of Goshen IN,
4.100%, 01/01/2021(Callable 10/30/2017)(Insured by AGM)	470,000	471,020
City of Whiting IN,
1.850%, 06/01/2044(Mandatory Tender Date 10/01/2019)	100,000	100,764
East Porter County School Building Corp.,
4.000%, 01/15/2018	50,000	50,435
Indiana Bond Bank,
5.250%, 10/15/2019	55,000	59,035
Indiana Finance Authority:
4.000%, 12/01/2017	50,000	50,242
4.000%, 02/01/2018	50,000	50,512
Indiana Health & Educational Facilities Financing Authority,
1.750%, 11/15/2031(Mandatory Tender Date 11/02/2021)	260,000	261,841
Indiana Health Facility Financing Authority,
1.890%, 05/01/2020(Callable 10/13/2017)(Insured by AMBAC)(2)	50,000	47,899
Indiana Housing & Community Development Authority,
4.000%, 12/01/2027(Callable 06/01/2021)	480,000	498,082
Noblesville High School Building Corp.,
0.000%, 02/15/2018	20,000	19,884
Twin Lakes Regional Sewer District,
3.000%, 01/01/2018(Insured by AGM)	50,000	50,257
		1,659,971	1.8%
Iowa
City of Coralville IA,
4.000%, 06/01/2019	100,000	103,633
County of Taylor IA,
1.300%, 06/01/2019(Callable 06/01/2018)	605,000	605,671
Iowa Finance Authority,
3.500%, 07/01/2046(Callable 01/01/2026)	245,000	260,864
Iowa Higher Education Loan Authority,
2.000%, 12/01/2018(Callable 06/01/2018)	1,000,000	1,003,990
Xenia Rural Water District,
2.000%, 12/01/2017	125,000	125,090
		2,099,248	2.3%
Kansas
City of Hutchinson KS:
4.000%, 12/01/2017	70,000	70,215
4.000%, 12/01/2018	200,000	203,984
City of Wichita KS,
3.000%, 09/01/2023(Callable 09/01/2022)	400,000	402,544
State of Kansas Department of Transportation,
1.229%, 09/01/2019 (1 Month LIBOR USD + 0.400%)(5)	205,000	205,197
		881,940	1.0%
Kentucky
Kentucky Economic Development Finance Authority:
4.750%, 08/15/2019(Callable 08/15/2018)	250,000	256,987
6.000%, 06/01/2030(Pre-refunded to 06/01/2020)	90,000	101,381
6.375%, 06/01/2040(Pre-refunded to 06/01/2020)	300,000	340,875
Kentucky Municipal Power Agency,
2.340%, 09/01/2042 (SIFMA Municipal Swap Index + 1.400%)(Callable 03/01/2018)(Mandatory Tender Date 09/01/2018)(5)	50,000	50,024
		749,267	0.8%
Louisiana
Calcasieu Parish School Board,
5.000%, 02/01/2025(Callable 02/01/2022)	200,000	223,868
Louisiana Local Government Environmental Facilities & Community Development Authority:
5.500%, 10/01/2025(Pre-refunded to 10/01/2020)	50,000	56,321
5.625%, 10/01/2030(Pre-refunded to 10/01/2020)	50,000	56,504
5.875%, 10/01/2040(Pre-refunded to 10/01/2020)	755,000	858,752
6.000%, 10/01/2044(Pre-refunded to 10/01/2020)	120,000	136,930
6.000%, 10/01/2044(Pre-refunded to 10/01/2020)	305,000	348,029
Louisiana Public Facilities Authority:
0.000%, 10/01/2018	235,000	230,124

5.000%, 10/01/2023	255,000	281,316
Regional Transit Authority,
0.000%, 12/01/2021	90,000	74,019
		2,265,863	2.5%
Maine
Maine State Housing Authority:
3.500%, 11/15/2045(Callable 05/15/2025)	40,000	42,315
4.000%, 11/15/2045(Callable 11/15/2025)	245,000	267,474
		309,789	0.3%
Maryland
Maryland Health & Higher Educational Facilities Authority,
5.000%, 07/01/2018	25,000	25,605	0.0%
Massachusetts
Eaton Vance Municipal Bond Fund II,
1.990%, 07/01/2019 (SIFMA Municipal Swap Index + 1.050%)(Callable 10/30/2017)(3)(5)	100,000	100,001
Massachusetts Development Finance Agency,
5.000%, 07/01/2031(Mandatory Tender Date 01/18/2018)	40,000	40,466
Massachusetts Housing Finance Agency:
4.000%, 12/01/2044(Callable 06/01/2025)	165,000	176,395
3.500%, 12/01/2046(Callable 12/01/2025)	940,000	990,149
Town of Ashburnham MA,
4.250%, 07/01/2021(Callable 07/01/2018)	250,000	255,725
		1,562,736	1.7%
Michigan
City of Detroit MI:
5.000%, 07/01/2020	265,000	288,869
7.000%, 07/01/2027(Callable 07/01/2019)(Insured by AGM)	50,000	54,643
City of Saginaw MI,
4.000%, 07/01/2020(Insured by AGM)	25,000	26,757
Dexter Community Schools,
5.100%, 05/01/2018	15,000	15,356
Michigan Finance Authority:
3.400%, 10/01/2020	100,000	103,253
1.589%, 10/15/2038 (1 Month LIBOR USD + 0.750%)(Callable 04/15/2020)(Mandatory Tender Date 10/15/2020)(5)	350,000	352,359
1.367%, 12/01/2039 (1 Month LIBOR USD + 0.540%)(Callable 06/01/2020)(Mandatory Tender Date 12/01/2020)(5)	100,000	100,091
Michigan State Hospital Finance Authority,
1.625%, 11/01/2027(Mandatory Tender Date 11/01/2019)	155,000	155,933
Michigan State Housing Development Authority,
3.500%, 06/01/2047(Callable 06/01/2026)	660,000	699,752
Pinckney Community Schools,
5.000%, 05/01/2021(Insured by Q-SBLF)	100,000	111,887
Public Schools of South Haven,
4.000%, 05/01/2020(Insured by AGM)	50,000	53,398
Western Michigan University,
5.000%, 11/15/2025(Callable 11/15/2021)	75,000	84,735
White Cloud Public Schools:
4.000%, 05/01/2018(Insured by Q-SBLF)	35,000	35,579
4.000%, 05/01/2019(Insured by Q-SBLF)	30,000	31,294
Ypsilanti School District,
4.000%, 05/01/2020(Insured by Q-SBLF)	50,000	53,240
		2,167,146	2.4%
Minnesota
City of Maple Grove MN,
4.000%, 05/01/2022	500,000	543,075
City of Minneapolis MN/St Paul Housing & Redevelopment Authority:
1.770%, 08/01/2027(Callable 10/03/2017)(2)	25,000	23,421
1.710%, 08/01/2028(Callable 10/05/2017)(2)	175,000	157,726
City of Minneapolis MN/St Paul Metropolitan Airports Commission,
5.000%, 01/01/2025	125,000	151,861
City of Plato MN,
4.000%, 04/01/2022	265,000	285,779

Minnesota Housing Finance Agency:
2.900%, 01/01/2025	75,000	77,453
4.000%, 01/01/2047(Callable 01/01/2026)	470,000	502,971
Plymouth Intermediate District No. 287,
4.000%, 05/01/2020	25,000	26,483
University of Minnesota,
5.500%, 07/01/2021(ETM)	160,000	178,117
		1,946,886	2.2%
Mississippi
City of Jackson MS,
4.000%, 09/01/2018(Insured by BAM)	135,000	138,116
Mississippi Development Bank:
5.500%, 10/01/2019	75,000	79,773
5.000%, 03/01/2024(Insured by AGM)	50,000	58,426
University of Southern Mississippi,
2.000%, 09/01/2018	95,000	95,850
		372,165	0.4%
Missouri
City of St Louis MO,
5.000%, 07/01/2023(Insured by AGM)	400,000	472,900
County of Boone MO,
5.750%, 08/01/2028(Pre-refunded to 08/01/2018)	630,000	654,167
Jasper County Reorganized School District No. R-9,
2.000%, 04/01/2018	150,000	150,670
Kirkwood Industrial Development Authority,
8.000%, 05/15/2021(Pre-refunded 05/15/2020)	535,000	599,264
Missouri Housing Development Commission,
4.000%, 05/01/2042(Callable 11/01/2026)	750,000	815,625
Move Rolla Transportation Development District,
3.750%, 06/01/2029(Callable 06/01/2026)	500,000	512,260
St Charles County School District No. R-IV,
0.000%, 03/01/2027(Pre-refunded to 03/01/2019)	85,000	51,789
State of Missouri Environmental Improvement & Energy Resources Authority,
1.365%, 12/01/2022(Callable 10/02/2017)(2)	275,000	262,401
State of Missouri Health & Educational Facilities Authority:
4.000%, 02/01/2019	250,000	258,382
5.000%, 05/15/2022	50,000	57,224
		3,834,682	4.2%
Nebraska
Central Plains Energy Project,
1.382%, 12/01/2017 (3 Month LIBOR USD + 0.500%)(5)	95,000	94,996
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2019	50,000	52,859
Gering School District:
5.000%, 12/01/2026(Callable 05/30/2022)	115,000	130,105
5.000%, 12/01/2027(Callable 05/30/2022)	100,000	113,087
		391,047	0.4%
Nevada
City of North Las Vegas NV,
2.000%, 12/01/2018	100,000	100,630
Las Vegas Redevelopment Agency,
5.000%, 06/15/2023	250,000	287,155
Nevada Housing Division,
4.400%, 04/01/2029(Callable 10/01/2021)	120,000	124,984
		512,769	0.6%
New Jersey
Cape May County Industrial Pollution Control Financing Authority,
6.800%, 03/01/2021	50,000	56,829
City of Atlantic City NJ,
5.000%, 03/01/2022	100,000	112,379
Landis Sewage Authority,
3.127%, 09/19/2019(2)	50,000	48,512
New Jersey Economic Development Authority:
5.250%, 09/01/2019	250,000	266,175
5.000%, 03/01/2020	100,000	107,026
3.125%, 07/01/2029(Callable 07/01/2027)	300,000	296,064
New Jersey Educational Facilities Authority,
5.000%, 07/01/2022	150,000	172,098
New Jersey Health Care Facilities Financing Authority:
4.000%, 07/01/2019(ETM)	105,000	110,358
4.250%, 11/15/2021(Callable 11/15/2020)	70,000	75,840
5.000%, 07/01/2025(Insured by AGM)	50,000	59,760
New Jersey Higher Education Student Assistance Authority,
5.250%, 06/01/2020(Callable 06/01/2019)	100,000	106,025
New Jersey Housing & Mortgage Finance Agency,
1.350%, 02/01/2020(Mandatory Tender Date 02/01/2019)	100,000	100,065
New Jersey Sports & Exposition Authority,
4.500%, 09/01/2022(Callable 09/01/2018)	250,000	252,665
New Jersey Transportation Trust Fund Authority:
5.000%, 06/15/2019	100,000	105,383
5.000%, 06/15/2021(Callable 06/15/2018)	150,000	154,677
New Jersey Turnpike Authority,
1.540%, 01/01/2030(Callable 10/05/2017)(2)	130,000	130,000
Town of West New York NJ,
4.000%, 04/15/2019	200,000	209,044

Township of Irvington NJ,
0.000%, 07/15/2018	50,000	49,196
		2,412,096	2.7%
New Mexico
Montecito Estates Public Improvement District,
2.000%, 10/01/2018(Insured by BAM)	100,000	101,027
New Mexico Mortgage Finance Authority:
5.300%, 09/01/2040(Callable 09/01/2019)	50,000	52,318
3.500%, 03/01/2045(Callable 03/01/2026)	35,000	37,084
New Mexico Municipal Energy Acquisition Authority,
1.579%, 11/01/2039 (1 Month LIBOR USD + 0.750%)(Callable 02/01/2019)(Mandatory Tender Date 08/01/2019)(5)	175,000	174,895
		365,324	0.4%
New York
Brooklyn Arena Local Development Corp.,
5.000%, 07/15/2020	100,000	110,138
City of Yonkers NY,
5.000%, 03/15/2024(Callable 03/15/2021)	50,000	56,475
Long Island Power Authority,
1.516%, 05/01/2033 (1 Month LIBOR USD + 0.650%)(Callable 05/01/2018)(Mandatory Tender Date 11/01/2018)(5)	75,000	75,096
Metropolitan Transportation Authority:
1.520%, 11/01/2031 (SIFMA Municipal Swap Index + 0.580%)(Callable 05/01/2019)(Mandatory Tender Date 11/01/2019)(5)	500,000	501,730
1.390%, 11/01/2034 (SIFMA Municipal Swap Index + 0.450%)(Callable 05/01/2019)(Mandatory Tender Date 11/01/2019)(5)	50,000	50,073
4.000%, 11/15/2034(Callable 08/15/2019)(Mandatory Tender Date 11/15/2019)	195,000	204,270
MTA Hudson Rail Yards Trust Obligations,
5.000%, 11/15/2046(Callable 11/15/2019)	750,000	798,157
Nassau Health Care Corp.,
2.750%, 01/16/2018	250,000	250,505
New York City Transitional Finance Authority,
5.000%, 11/01/2018	50,000	52,160
New York City Water & Sewer System,
1.100%, 06/15/2032(Callable 10/16/2017)(Optional Put Date 10/02/2017)(1)	480,000	480,000
New York State Dormitory Authority:
1.608%, 05/01/2018 (3 Month LIBOR USD + 0.730%)(Callable 10/02/2017)(5)	200,000	200,028
4.000%, 12/01/2018	200,000	204,658
5.000%, 12/15/2021	45,000	51,764
New York State Energy Research & Development Authority,
1.540%, 12/01/2020	400,000	395,312
New York State Housing Finance Agency,
1.250%, 11/01/2018	15,000	15,043
Niskayuna Central School District,
1.300%, 03/15/2018	160,000	159,725
State of New York:
1.712%, 03/15/2021(Callable 10/05/2017)(Insured by AGM)(2)	50,000	47,282
1.712%, 02/15/2022(Callable 10/05/2017)(2)	25,000	23,754
State of New York Mortgage Agency,
3.500%, 10/01/2043(Callable 04/01/2023)	400,000	418,040
Town of Oyster Bay NY,
3.000%, 03/01/2020(Insured by AGM)	150,000	154,013
Triborough Bridge & Tunnel Authority:
1.329%, 11/15/2027 (1 Month LIBOR USD + 0.500%)(Callable 05/15/2021)(Mandatory Tender Date 11/15/2021)(5)	100,000	99,918
1.405%, 01/01/2031 (1 Month LIBOR USD + 0.580%)(Callable 11/01/2018)(Mandatory Tender Date 12/01/2018)(5)	100,000	100,076
1.179%, 01/01/2033 (1 Month LIBOR USD + 0.350%)(Callable 06/03/2019)(Mandatory Tender Date 12/03/2019)(5)	30,000	29,962
		4,478,179	5.0%
North Carolina
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022	100,000	112,384
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2021(ETM)	195,000	218,706
5.000%, 01/01/2021(ETM)	525,000	588,824
6.000%, 01/01/2022(ETM)	720,000	856,987

North Carolina Medical Care Commission:
4.750%, 11/01/2017	50,000	50,153
5.000%, 11/01/2018	25,000	26,066
5.000%, 10/01/2019(Callable 10/01/2017)	55,000	55,000
5.750%, 01/01/2035(Pre-refunded to 01/01/2021)	80,000	91,492
State of North Carolina,
5.000%, 05/01/2024(Callable 05/01/2023)	1,000,000	1,173,720
University of North Carolina at Chapel Hill,
1.579%, 12/01/2041 (1 Month LIBOR USD + 0.750%)(Callable 10/20/2017)(Mandatory Tender Date 12/01/2017)(5)	150,000	150,033
		3,323,365	3.7%
North Dakota
City of Mandan ND,
2.750%, 09/01/2041(Callable 10/30/2017)	190,000	188,892
County of Ward ND,
4.000%, 04/01/2024(Callable 04/01/2023)(Insured by AGM)	500,000	544,175
Jamestown Park District,
2.900%, 07/01/2035(Callable 10/16/2017)	555,000	535,037
		1,268,104	1.4%
Ohio
City of Bowling Green OH:
4.500%, 06/01/2019(ETM)	60,000	62,267
5.000%, 06/01/2020(ETM)	100,000	109,756
City of Hamilton OH,
4.000%, 10/15/2023(Pre-refunded to 10/15/2019)	25,000	26,480
Cleveland-Cuyahoga County Port Authority,
3.000%, 05/15/2018	50,000	50,409
County of Crawford OH,
1.430%, 11/01/2017(Callable 10/30/2017)	100,000	100,027
County of Hamilton OH,
4.000%, 01/01/2018	100,000	100,613
Groveport-Madison Local School District,
4.000%, 12/01/2024(Callable 12/01/2022)(Insured by BAM)	50,000	54,392
Lancaster Port Authority,
1.449%, 08/01/2019 (1 Month LIBOR USD + 0.620%)(Callable 02/01/2019)(5)	70,000	69,874
Ohio Higher Educational Facility Commission,
5.000%, 12/01/2020	35,000	38,722
Ohio Housing Finance Agency,
4.000%, 03/01/2047(Callable 09/01/2025)	225,000	239,787
Shawnee State University,
2.000%, 06/01/2019(Insured by BAM)	250,000	250,772
Summit County Development Finance Authority:
3.000%, 05/15/2018	135,000	135,897
2.000%, 11/15/2019	30,000	30,319
		1,269,315	1.4%
Oklahoma
Logan County Independent School District,
4.000%, 08/01/2020	25,000	26,738
Oklahoma City Industrial & Cultural Facilities Trust,
1.470%, 06/01/2019(Callable 10/02/2017)(2)	50,000	49,104
		75,842	0.1%
Oregon
City of Portland OR,
4.000%, 02/01/2018	25,000	25,253
Oregon State Facilities Authority:
1.820%, 10/01/2020 (SIFMA Municipal Swap Index + 0.880%)(Callable 10/02/2017)(5)	40,000	40,000
1.940%, 10/01/2022 (SIFMA Municipal Swap Index + 1.000%)(Callable 04/01/2018)(Mandatory Tender Date 09/15/2018)(5)	215,000	215,813
4.750%, 03/15/2024(Callable 03/15/2020)	15,000	16,093
State of Oregon Housing & Community Services Department,
3.500%, 07/01/2036(Callable 01/01/2025)	185,000	194,289
		491,448	0.5%
Pennsylvania
Allegheny County Higher Education Building Authority,
4.000%, 10/15/2018	365,000	373,676
Allegheny County Hospital Development Authority,
4.125%, 10/15/2026(Callable 10/15/2021)	30,000	32,217
Bethlehem Parking Authority,
2.000%, 10/01/2018	100,000	100,878
Borough of Wilkinsburg PA,
1.500%, 07/15/2019	315,000	316,717
Chester County Health & Education Facilities Authority,
5.000%, 11/01/2019	225,000	241,240
City of Erie PA,
0.000%, 11/15/2018(ETM)(Insured by AGM)	60,000	59,309

Coatesville School District,
5.000%, 08/01/2023	150,000	175,083
Commonwealth Financing Authority,
5.000%, 06/01/2023	225,000	262,001
County of Allegheny PA,
1.428%, 11/01/2026 (3 Month LIBOR USD + 0.550%)(Callable 11/01/2017)(Insured by AGM)(5)	75,000	73,722
Crawford Central School District,
5.000%, 02/01/2019(Callable 08/01/2018)	100,000	103,052
Delaware River Port Authority,
5.000%, 01/01/2022	110,000	122,507
Erie Parking Authority,
2.000%, 09/01/2019	105,000	106,582
Hollidaysburg Sewer Authority:
2.000%, 12/01/2018	50,000	50,494
2.000%, 12/01/2019	105,000	106,336
Indiana County Industrial Development Authority,
1.450%, 09/01/2020(Callable 03/01/2020)	320,000	319,274
Lancaster Higher Education Authority,
5.000%, 10/01/2022(Insured by BAM)	35,000	40,093
Lancaster Industrial Development Authority,
5.000%, 05/01/2022	45,000	49,796
Montgomery County Industrial Development Authority:
5.000%, 01/15/2018	50,000	50,446
1.010%, 11/15/2029(Optional Put Date 10/02/2017)(1)	595,000	595,000
Pennsylvania Economic Development Financing Authority:
5.000%, 03/01/2019	130,000	136,965
1.550%, 12/01/2033(Mandatory Tender Date 12/03/2018)	310,000	309,963
Pennsylvania Higher Educational Facilities Authority,
5.000%, 08/15/2024(Pre-refunded to 08/15/2021)	100,000	114,192
Pennsylvania Housing Finance Agency:
3.700%, 10/01/2042(Callable 10/01/2021)	110,000	113,123
3.500%, 10/01/2046(Callable 10/01/2025)	225,000	237,312
4.000%, 10/01/2046(Callable 04/01/2026)	255,000	273,005
Pennsylvania Turnpike Commission:
5.000%, 06/01/2018	50,000	51,293
1.820%, 12/01/2020 (SIFMA Municipal Swap Index + 0.880%)(Callable 06/01/2020)(5)	225,000	227,239
1.920%, 12/01/2021 (SIFMA Municipal Swap Index + 0.980%)(Callable 06/01/2021)(5)	340,000	345,253
School District of Philadelphia,
5.000%, 09/01/2018	185,000	190,391
School District of Reading,
5.000%, 03/01/2024	100,000	116,460
Scranton School District,
5.000%, 06/01/2019	100,000	105,211
Somerset County General Authority,
2.000%, 10/01/2019	155,000	156,792
Southern Columbia PA Area School District,
1.000%, 04/01/2018	50,000	49,940
West Mifflin Sanitary Sewer Municipal Authority,
4.000%, 08/01/2020(Insured by BAM)	200,000	213,444
Wilkinsburg School District,
3.000%, 05/15/2020	210,000	217,228
		6,036,234	6.7%
Puerto Rico
Commonwealth of Puerto Rico:
5.500%, 07/01/2018	50,000	51,199
0.000%, 07/01/2019	50,000	47,144
		98,343	0.1%
Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021(Insured by AGM)	80,000	85,497
Rhode Island Health & Educational Building Corp.,
5.000%, 05/15/2024	500,000	587,775
Rhode Island Housing & Mortgage Finance Corp.:
1.050%, 10/01/2044(Callable 10/05/2017)(Mandatory Tender Date 04/01/2018)	100,000	99,988
3.500%, 10/01/2046(Callable 04/01/2025)	85,000	88,447
		861,707	1.0%
South Carolina
City of Charleston SC,
1.532%, 01/01/2028 (1 Month LIBOR USD + 0.670%)(Callable 10/30/2017)(Mandatory Tender Date 01/01/2018)(5)	75,000	75,022
City of Myrtle Beach SC,
5.000%, 10/01/2020	100,000	110,273
Easley Combined Utility System,
3.250%, 12/01/2017	50,000	50,177

Scago Educational Facilities Corp. for Union School District,
4.000%, 12/01/2017	100,000	100,474
South Carolina Jobs-Economic Development Authority,
4.500%, 11/01/2017	40,000	40,107
South Carolina Public Service Authority:
5.000%, 12/01/2021	110,000	124,237
5.000%, 12/01/2025	240,000	280,755
South Carolina State Housing Finance & Development Authority,
4.000%, 07/01/2036(Callable 07/01/2025)	310,000	333,767
		1,114,812	1.2%
Tennessee
Clarksville Natural Gas Acquisition Corp.,
5.000%, 12/15/2020	75,000	82,232
Knox County Health Educational & Housing Facility Board,
5.000%, 04/01/2020	200,000	215,746
Nashville & Davidson County Metropolitan Government,
1.550%, 11/15/2030(Mandatory Tender Date 11/03/2020)	750,000	753,382
Nashville & Davidson County Metropolitan Government Health & Educational Facilities,
0.900%, 04/01/2019(Mandatory Tender Date 04/01/2018)	150,000	149,712
Tennessee Energy Acquisition Corp.,
5.250%, 09/01/2018	85,000	88,125
Tennessee Housing Development Agency,
4.000%, 01/01/2046(Callable 01/01/2025)	65,000	69,571
		1,358,768	1.5%
Texas
Bexar County Health Facilities Development Corp.:
4.000%, 07/15/2018	50,000	50,977
4.000%, 07/15/2019	75,000	78,029
Central Texas Turnpike System,
5.000%, 08/15/2042(Mandatory Tender Date 04/01/2020)	330,000	357,921
City of Bullard TX,
3.000%, 09/01/2020(Insured by BAM)	135,000	140,002
City of Round Rock TX:
4.000%, 12/01/2023	30,000	33,296
4.000%, 12/01/2024	250,000	278,255
Clear Creek Independent School District,
1.350%, 02/15/2038(Mandatory Tender Date 08/15/2018)(PSF Guaranteed)	50,000	50,146
Clifton Higher Education Finance Corp.,
5.000%, 08/15/2018	100,000	103,203
Coastal Water Authority,
4.000%, 12/15/2017	25,000	25,156
Corpus Christi Independent School District,
2.000%, 08/15/2047(Mandatory Tender Date 08/15/2019)(PSF Guaranteed)	250,000	253,447
County of Harris TX,
1.640%, 08/15/2021 (SIFMA Municipal Swap Index + 0.700%)(Callable 02/15/2018)(Mandatory Tender Date 08/15/2018)(5)	65,000	65,006
Cypress-Fairbanks Independent School District,
3.000%, 02/15/2036(Mandatory Tender Date 08/15/2019)(PSF Guaranteed)	275,000	283,849
Dallas Independent School District:
5.000%, 02/15/2036(Mandatory Tender Date 02/15/2020)(PSF Guaranteed)	200,000	216,018
5.000%, 02/15/2036(Mandatory Tender Date 02/15/2022)(PSF Guaranteed)	355,000	405,541
Dawson Independent School District,
0.000%, 02/16/2019(PSF Guaranteed)	245,000	240,526
Denton County Fresh Water Supply District No. 6:
4.000%, 02/15/2018(Insured by BAM)	150,000	151,546
4.000%, 02/15/2019(Insured by BAM)	150,000	155,322
4.000%, 02/15/2020(Insured by BAM)	175,000	185,007
Fort Bend County Municipal Utility District No. 58,
5.000%, 04/01/2019(Insured by BAM)	150,000	158,256
Fort Bend Independent School District:
0.900%, 08/01/2040(Mandatory Tender Date 08/01/2018)(PSF Guaranteed)	110,000	109,900
1.350%, 08/01/2040(Callable 02/01/2018)(Mandatory Tender Date 08/01/2019)(PSF Guaranteed)	500,000	500,175
Generation Park Management District,
3.000%, 09/01/2018	160,000	161,930
Harlingen Consolidated Independent School District,
5.000%, 08/15/2021(PSF Guaranteed)	100,000	113,786
Harris County Cultural Education Facilities Finance Corp.:
1.520%, 12/01/2042 (SIFMA Municipal Swap Index + 0.580%)(Callable 06/01/2019)(Mandatory Tender Date 12/01/2019)(5)	50,000	50,163
1.690%, 10/01/2045 (1 Month LIBOR USD + 0.850%)(Callable 12/01/2019)(Mandatory Tender Date 06/01/2020)(5)	300,000	303,258
Harris County Houston Sports Authority,
0.000%, 11/15/2017	25,000	24,955
Harris County Metropolitan Transit Authority,
5.000%, 11/01/2017	25,000	25,080
Harris County Municipal Utility District No. 153,
4.000%, 09/01/2023(Callable 09/01/2022)(Insured by BAM)	100,000	109,850
Katy Independent School District,
1.377%, 08/15/2036 (1 Month LIBOR USD + 0.550%)(Callable 02/15/2019)(Mandatory Tender Date 08/15/2019)(PSF Guaranteed)(5)	300,000	301,137
Mission Economic Development Corp.,
1.800%, 12/01/2018	100,000	100,874
New Hope Cultural Education Facilities Finance Corp.:
1.250%, 11/01/2018	100,000	99,904
3.000%, 07/01/2019	100,000	101,912
4.000%, 04/01/2020	50,000	52,235
3.000%, 07/01/2021	120,000	124,526
3.625%, 08/15/2022(Callable 08/15/2021)	100,000	100,775

North East Independent School District,
2.000%, 08/01/2044(Mandatory Tender Date 08/01/2019)(PSF Guaranteed)	50,000	50,675
North Texas Higher Education Authority, Inc.,
2.199%, 07/01/2030 (3 Month LIBOR USD + 0.900%)(5)	40,000	40,014
North Texas Tollway Authority:
5.000%, 01/01/2022	25,000	28,618
1.950%, 01/01/2038(Mandatory Tender Date 01/01/2019)	100,000	100,641
Northside Independent School District,
2.000%, 06/01/2046(Mandatory Tender Date 06/01/2021)(PSF Guaranteed)	340,000	345,178
Northwest Harris County Municipal Utility District No. 16,
5.500%, 10/01/2021(Insured by BAM)	25,000	28,591
Round Rock Independent School District,
1.500%, 08/01/2040(Callable 02/01/2018)(Mandatory Tender Date 08/01/2021)(PSF Guaranteed)	55,000	55,045
SA Energy Acquisition Public Facility Corp.:
5.500%, 08/01/2021	25,000	28,496
5.500%, 08/01/2022	270,000	315,716
San Jacinto College District,
5.000%, 02/15/2034(Pre-refunded to 02/15/2019)	25,000	26,333
Siena Municipal Utility District No. 1,
2.250%, 09/01/2018(Insured by BAM)	100,000	101,167
Tarrant County Cultural Education Facilities Finance Corp.,
2.100%, 11/15/2017	50,000	50,029
Texas Municipal Gas Acquisition & Supply Corp. I:
5.250%, 12/15/2018	180,000	187,247
5.250%, 12/15/2021	90,000	101,724
Texas Transportation Commission State Highway Fund,
4.000%, 04/01/2026(Mandatory Tender Date 10/01/2021)	430,000	473,284
Viridian Municipal Management District,
6.000%, 12/01/2023(Insured by BAM)	50,000	61,538
West Ranch Management District:
2.000%, 09/01/2018	50,000	50,311
3.000%, 09/01/2019	50,000	51,647
		7,608,217	8.4%
Utah
Utah Housing Corp.,
4.000%, 01/01/2045(Callable 01/01/2026)	90,000	96,015	0.1%
Vermont
City of Burlington VT,
5.000%, 07/01/2023(Callable 07/01/2021)	25,000	27,154
Vermont Economic Development Authority,
2.000%, 07/01/2020(Callable 07/01/2019)	350,000	348,604
		375,758	0.4%
Virgin Islands
Virgin Islands Public Finance Authority,
5.000%, 09/01/2020	100,000	106,763	0.1%
Virginia
City of Petersburg VA,
4.000%, 11/01/2025(Callable 11/01/2022)	330,000	348,299	0.5%
Washington
Central Puget Sound Regional Transit Authority,
1.640%, 11/01/2045 (SIFMA Municipal Swap Index + 0.700%)(Callable 05/01/2018)(Mandatory Tender Date 11/01/2018)(5)	50,000	50,145
Washington Economic Development Finance Authority,
1.250%, 11/01/2017	250,000	250,070
Washington Health Care Facilities Authority,
4.000%, 01/01/2018	70,000	70,491
Washington State University,
4.000%, 10/01/2017	40,000	40,000
		410,706	0.6%
Wisconsin
City of Two Rivers WI,
4.000%, 04/01/2018	125,000	126,064
Kaukauna Redevelopment Authority,
4.000%, 06/01/2018	25,000	25,474

Milwaukee Redevelopment Authority,
1.860%, 12/01/2038(Callable 10/02/2017)(Optional Put Date 10/06/2017)(1)	140,000	140,000
Public Finance Authority:
4.000%, 12/01/2020	350,000	349,163
3.000%, 11/15/2022(Callable 11/15/2018)	250,000	253,030
Waukesha Housing Authority,
1.860%, 12/01/2042(Callable 10/25/2017)(Optional Put Date 10/06/2017)(1)	145,000	145,000
West Allis West Milwaukee School District,
3.000%, 04/01/2019	150,000	149,587
Whitehall School District,
1.500%, 10/25/2017	250,000	250,058
Wisconsin Center District:
0.000%, 12/15/2018	80,000	78,391
5.250%, 12/15/2023	70,000	80,361
5.250%, 12/15/2027	15,000	17,851
Wisconsin Health & Educational Facilities Authority:
3.000%, 07/01/2018	25,000	25,274
5.000%, 11/15/2018	15,000	15,646
5.500%, 02/15/2019(Insured by AMBAC)	125,000	129,558
5.000%, 08/15/2020	35,000	38,238
5.875%, 02/15/2022	25,000	28,800
4.000%, 09/15/2023(Callable 09/15/2022)	50,000	53,495
5.250%, 04/15/2024(Callable 04/15/2020)	110,000	119,641
4.750%, 11/01/2030(Callable 11/01/2017)	20,000	20,059
Wisconsin Housing & Economic Development Authority,
3.500%, 09/01/2046(Callable 09/01/2025)	475,000	502,446
		2,548,136	2.9%
Total Municipal Bonds (Cost $89,286,381)		89,727,004	99.4%

Short-Term Investment	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.95%(4)	404,572	404,572
Total Short-Term Investment (Cost $404,572)		404,572	0.4%
Total Investments (Cost $89,690,953)		90,131,576	99.8%
Other Assets in Excess of Liabilities		205,511	0.2%
TOTAL NET ASSETS		$90,337,087	100.0%

Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corporation
ETM	Escrowed to Maturity
PSF	Texas Permanent School Fund
Q-SBLF	Qualified School Building Loan Fund
BAM	Build America Mutual
NPFGC	National Public Finance Guarantee Corp.
(1)	Variable rate security. The rate reported is the rate in effect as of September 30, 2017.
(2)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(3)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers. At September 30, 2017, the value of these securities total $338,785, which represents 0.38% of total net assets.

(4)	7-Day Yield
(5)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2017.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, September 30, 2017 (Unaudited)
Summary of Fair Value Exposure at September 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require   additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during   the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Fund’s financial statements. The fair value hierarchy is organized into three levels based upon the assumptions   (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability   based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or   liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Municipal Bonds
Municipal Bonds	$–	$89,727,004	$–	$89,727,004
Total Municipal Bonds	–	89,727,004	–	89,727,004

Short-Term Investment
Money Market Mutual Fund	404,572	–	–	404,572
Total Short-Term Investment	404,572	–	–	404,572

Total Investments	$404,572	$89,727,004	$–	$90,131,576

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, September 30, 2017 (Unaudited)
Long-Term Investments	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Alabama State Public School & College Authority,
5.000%, 05/01/2019	$1,000,000	$1,062,780	0.1%
Arizona
City of Tucson AZ,
5.000%, 07/01/2028(Callable 07/01/2025)	750,000	896,400	0.1%
Arkansas
Arkansas Development Finance Authority,
5.500%, 12/01/2018(ETM)	1,000,000	1,031,150
City of Pine Bluff AR,
3.000%, 02/01/2047(Callable 08/01/2027)(Insured by BAM)	2,460,000	2,389,644
City of Rogers AR:
4.000%, 11/01/2025(Callable 05/01/2024)	570,000	637,693
4.000%, 11/01/2026(Callable 05/01/2024)	680,000	753,250
4.000%, 11/01/2027(Callable 05/01/2024)	460,000	506,589
4.000%, 11/01/2028(Callable 05/01/2024)	125,000	137,021
		5,455,347	0.5%
California
Aromas-San Juan Unified School District,
0.000%, 08/01/2050(Pre-refunded to 08/01/2021)(Insured by AGM)	700,000	59,066
California Infrastructure & Economic Development Bank,
5.000%, 07/01/2029(Pre-refunded to 01/01/2028)	150,000	192,105
Centinela Valley Union High School District,
5.000%, 08/01/2050(Callable 08/01/2022)(Insured by AGM)	385,000	443,158
Citrus Community College District,
0.000%, 08/01/2034(Callable 02/01/2024)	885,000	757,117
City of Bakersfield CA,
0.000%, 04/15/2021(ETM)	12,380,000	11,805,197
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021(ETM)	415,000	354,692
Contra Costa Transportation Authority,
5.000%, 03/01/2028(Callable 03/01/2025)	1,500,000	1,799,355
El Rancho Unified School District,
0.000%, 08/01/2035(Pre-refunded to 08/01/2023)(Insured by BAM)	300,000	132,549
Mount San Antonio Community College District,
0.000%, 08/01/2028(Callable 02/01/2028)	550,000	527,103
Newport Mesa Unified School District,
0.000%, 08/01/2027	1,075,000	836,404
Northern California Power Agency,
7.500%, 07/01/2023(Pre-refunded to 07/01/2021)(Insured by AMBAC)	510,000	591,778
Pittsburg Unified School District Financing Authority,
0.000%, 09/01/2040(Pre-refunded to 09/01/2021)	675,000	152,172
Rio Hondo Community College District,
0.000%, 08/01/2042(Callable 08/01/2034)	6,125,000	6,405,954
Roseville Joint Union School District,
0.000%, 08/01/2039(Pre-refunded to 08/01/2021)(Insured by AGM)	105,000	24,917
San Diego Unified School District,
0.000%, 07/01/2033(Pre-refunded to 07/01/2024)	250,000	291,118
San Joaquin Hills Transportation Corridor Agency:
0.000%, 01/01/2020(ETM)	6,865,000	6,689,050
0.000%, 01/01/2023(ETM)	14,000,000	12,890,920
0.000%, 01/01/2027(ETM)	1,030,000	844,466
0.000%, 01/01/2028(ETM)	720,000	580,104
San Marcos Public Facilities Authority,
0.000%, 09/01/2019(ETM)	17,495,000	17,067,072

San Mateo Union High School District:
5.000%, 09/01/2033(Callable 09/01/2023)	125,000	147,639
5.000%, 09/01/2041(Callable 09/01/2023)	1,955,000	2,309,070
0.000%, 12/15/2043(Pre-refunded to 12/15/2024)(Insured by AMBAC)	1,150,000	1,262,148
San Ysidro School District:
0.000%, 08/01/2042(Pre-refunded to 08/01/2021)(Insured by AGM)	275,000	54,263
0.000%, 08/01/2043(Pre-refunded to 08/01/2021)(Insured by AGM)	290,000	52,963
0.000%, 08/01/2044(Pre-refunded to 08/01/2021)(Insured by AGM)	150,000	25,350
0.000%, 08/01/2050(Pre-refunded to 08/01/2021)(Insured by AGM)	525,000	55,482
Sutter Union High School District:
0.000%, 08/01/2036(Pre-refunded to 08/01/2025)	50,000	19,483
0.000%, 08/01/2037(Pre-refunded to 08/01/2025)	50,000	18,140
0.000%, 08/01/2041(Pre-refunded to 08/01/2025)	50,000	13,586
0.000%, 08/01/2043(Pre-refunded to 08/01/2025)	200,000	46,838
0.000%, 08/01/2044(Pre-refunded to 08/01/2025)	345,000	74,965
0.000%, 06/01/2050(Pre-refunded to 08/01/2025)	700,000	97,209
Tustin Unified School District,
0.000%, 08/01/2028(Callable 08/01/2021)	800,000	852,584
Victor Valley Union High School District:
0.000%, 08/01/2036(Pre-refunded to 08/01/2023)	510,000	227,134
0.000%, 08/01/2038(Pre-refunded to 08/01/2023)	460,000	180,715
0.000%, 08/01/2041(Pre-refunded to 08/01/2023)	545,000	179,256
0.000%, 08/01/2042(Pre-refunded to 08/01/2023)	2,000,000	618,680
0.000%, 08/01/2046(Pre-refunded to 08/01/2023)	200,000	48,446
0.000%, 08/01/2052(Pre-refunded to 08/01/2023)	790,000	131,432
		68,859,680	6.6%
Colorado
City of Colorado Springs CO:
5.875%, 11/15/2017(ETM)	1,665,000	1,674,707
5.000%, 12/15/2032(Pre-refunded to 12/15/2018)(Insured by AGM)	1,300,000	1,361,217
City of Fort Lupton CO,
4.000%, 12/01/2042(Callable 12/01/2027)(Insured by AGM)	850,000	892,729
Colorado Health Facilities Authority,
0.000%, 07/15/2022(ETM)	5,090,000	4,694,100
Dawson Ridge Metropolitan District No. 1:
0.000%, 10/01/2022(ETM)	36,045,000	33,336,939
0.000%, 10/01/2022(ETM)	22,640,000	20,939,057
		62,898,749	6.1%
Connecticut
Connecticut Housing Finance Authority,
4.000%, 11/15/2047(Callable 11/15/2026)	1,890,000	2,051,084
State of Connecticut,
5.000%, 10/15/2020	4,390,000	4,835,673
		6,886,757	0.7%
District of Columbia
District of Columbia:
5.000%, 06/01/2028(Callable 12/01/2026)	800,000	987,152
5.250%, 07/15/2038(Pre-refunded to 07/15/2018)	150,000	154,875
		1,142,027	0.1%
Florida
City of Miami Beach FL,
6.250%, 10/01/2022(ETM)(Insured by AMBAC)	1,470,000	1,645,018
City of Orlando FL,
5.000%, 11/01/2034(Callable 11/01/2027)(Insured by AGM)	1,000,000	1,167,120
City of Sunrise FL,
5.500%, 10/01/2018(ETM)(Insured by AMBAC)	1,695,000	1,728,612
County of Miami-Dade FL:
4.500%, 10/01/2020	7,100,000	7,800,344
5.250%, 10/01/2022(Insured by AGM)	1,125,000	1,326,679
5.250%, 10/01/2030(ETM)	1,695,000	2,166,142
County of Palm Beach FL,
5.000%, 11/01/2018(Pre-refunded to 11/01/2017)	1,000,000	1,003,170

County of Seminole FL,
6.000%, 10/01/2019(ETM)	3,625,000	3,791,605
Escambia County Housing Finance Authority,
0.000%, 10/15/2018(ETM)	4,130,000	4,077,590
Florida Municipal Power Agency,
5.000%, 10/01/2017(ETM)	1,590,000	1,590,000
Gulf Environmental Services, Inc.,
5.000%, 10/01/2018(ETM)	585,000	595,799
Hillsborough County Industrial Development Authority:
5.625%, 08/15/2029(Pre-refunded to 08/15/2018)	2,950,000	3,066,614
8.000%, 08/15/2032(Pre-refunded to 08/15/2019)	2,065,000	2,346,067
Lee County School Board:
5.000%, 08/01/2031(Callable 08/01/2026)	2,170,000	2,546,582
5.000%, 08/01/2032(Callable 08/01/2026)	1,000,000	1,163,330
Miami-Dade County Health Facilities Authority,
5.750%, 05/01/2021(ETM)	970,000	1,055,263
Mid-Bay Bridge Authority:
6.875%, 10/01/2022(ETM)	4,675,000	5,397,287
6.875%, 10/01/2022(ETM)	3,175,000	3,665,538
Orange County School Board,
5.000%, 08/01/2033(Callable 08/01/2026)	4,900,000	5,762,939
Orlando Utilities Commission,
6.750%, 10/01/2017(ETM)	580,000	580,000
Pinellas County Housing Finance Authority,
4.250%, 03/01/2027(Callable 09/01/2019)	600,000	628,260
School District of Broward County:
5.250%, 07/01/2022(Callable 07/01/2021)	8,390,000	9,534,564
5.250%, 07/01/2023(Callable 07/01/2021)	4,915,000	5,573,954
State of Florida,
5.000%, 06/01/2022(Callable 06/01/2019)	13,800,000	14,685,684
Tampa Bay Water,
5.000%, 10/01/2019(ETM)	1,720,000	1,851,975
		84,750,136	8.2%
Georgia
Atlanta Development Authority,
5.000%, 09/01/2023(ETM)	2,325,000	2,774,911
Forsyth County Hospital Authority,
6.375%, 10/01/2028(ETM)	8,050,000	10,185,423
Georgia Housing & Finance Authority,
3.500%, 12/01/2046(Callable 12/01/2025)	1,375,000	1,441,275
Richmond County Development Authority:
0.000%, 12/01/2021(ETM)	1,835,000	1,721,524
0.000%, 12/01/2021(ETM)	3,995,000	3,747,949
		19,871,082	1.9%
Illinois
Cook County Community High School District No. 233,
4.000%, 12/01/2026(Callable 06/01/2022)	3,695,000	4,017,093
Cook County Illinois School District No. 159,
0.000%, 12/01/2022(ETM)	2,000,000	1,837,380
County of Du Page IL,
5.600%, 01/01/2021	670,000	724,746
Illinois Finance Authority:
6.250%, 05/01/2022(Pre-refunded to 05/01/2020)	2,550,000	2,879,358
0.000%, 07/15/2023(ETM)	25,510,000	22,867,164
0.000%, 07/15/2025(ETM)	34,705,000	29,315,661
5.000%, 12/01/2030(Callable 12/01/2021)	6,825,000	7,603,732
6.625%, 11/01/2039(Pre-refunded to 05/01/2019)	395,000	429,235
Illinois Housing Development Authority,
3.100%, 02/01/2035(Callable 02/01/2026)	2,690,000	2,575,756
Kane County Community Unit School District,
9.000%, 01/01/2023(Insured by AGM)	3,525,000	4,726,672
Kane McHenry Cook & De Kalb Counties Unit School District,
7.000%, 01/01/2018(ETM)(Insured by AMBAC)	365,000	370,406
Kendall Kane & Will Counties Community Unit School District No. 308,
0.000%, 02/01/2021(Insured by AGM)	13,625,000	12,672,340
Lake County Community Consolidated School District No. 50,
5.000%, 01/01/2021	1,375,000	1,522,661

Lake County Illinois Community High School District No. 124,
5.000%, 12/01/2017	1,050,000	1,056,814
Metropolitan Pier & Exposition Authority,
5.500%, 12/15/2023(ETM)	2,250,000	2,581,312
Public Building Commission of Chicago,
7.000%, 01/01/2020(ETM)	1,555,000	1,707,592
Regional Transportation Authority:
7.750%, 06/01/2020	560,000	617,473
6.700%, 11/01/2021	910,000	1,008,598
6.000%, 07/01/2022	4,705,000	5,623,275
School District of Winnebago County IL:
0.000%, 01/01/2018(ETM)(Insured by AGM)	155,000	154,638
0.000%, 01/01/2018(Insured by AGM)	1,205,000	1,198,083
Southern Illinois University:
5.250%, 04/01/2018	1,075,000	1,092,695
5.250%, 04/01/2019	1,390,000	1,451,146
State of Illinois:
6.500%, 06/15/2022	180,000	200,399
6.000%, 11/01/2026	3,000,000	3,537,360
Village of Schaumburg IL,
4.000%, 12/01/2024(Callable 12/01/2022)	5,750,000	6,317,065
Will County Community Unit School District No. 201-U,
0.000%, 11/01/2024(ETM)	705,000	615,818
		118,704,472	11.4%
Indiana
Carmel Redevelopment Authority,
4.000%, 08/01/2033(Callable 08/01/2022)	1,000,000	1,057,980
Franklin Community Multi-School Building Corp.,
5.000%, 07/15/2020	1,990,000	2,177,418
Hammond Multi-School Building Corp.,
6.000%, 01/15/2018(ETM)	220,000	223,126
Indiana Health & Educational Facilities Financing Authority,
1.750%, 11/15/2031(Mandatory Tender Date 11/02/2021)	1,550,000	1,560,974
Indianapolis Local Public Improvement Bond Bank,
5.500%, 01/01/2019	1,155,000	1,217,474
		6,236,972	0.6%
Iowa
Iowa Higher Education Loan Authority:
0.970%, 11/01/2030(Callable 10/02/2017)(1)	1,350,000	1,350,000
4.500%, 10/01/2033(Pre-refunded to 10/01/2021)	2,100,000	2,364,243
5.000%, 10/01/2038(Pre-refunded to 10/01/2021)	2,090,000	2,393,573
		6,107,816	0.6%
Kansas
City of Wichita KS:
5.000%, 11/15/2020(ETM)	1,120,000	1,250,166
5.000%, 11/15/2029(Pre-refunded to 11/15/2021)	40,000	45,878
5.000%, 11/15/2034(Pre-refunded to 11/15/2019)	1,060,000	1,146,009
Unified Government of Wyandotte County & Kansas City,
5.000%, 09/01/2019(Callable 03/01/2019)(Insured by BHAC)	1,865,000	1,960,880
		4,402,933	0.4%
Kentucky
Kentucky Infrastructure Authority:
5.000%, 02/01/2023(Pre-refunded to 02/01/2022)	70,000	80,928
5.000%, 02/01/2025(Pre-refunded to 02/01/2022)	70,000	80,928
5.000%, 02/01/2026(Pre-refunded to 02/01/2022)	75,000	86,708
		248,564	0.0%

Louisiana
Jefferson Parish Hospital Service District:
6.000%, 01/01/2039(Pre-refunded to 01/01/2021)(Insured by AGM)	2,370,000	2,729,245
6.000%, 01/01/2039(Pre-refunded to 01/01/2021)	1,080,000	1,243,706
Louisiana Public Facilities Authority:
5.500%, 05/15/2027(Pre-refunded to 05/15/2026)	11,665,000	14,634,559
5.500%, 05/15/2032(Pre-refunded to 05/15/2026)	22,125,000	28,326,637
6.750%, 07/01/2039(Pre-refunded to 07/01/2019)	6,665,000	7,314,971
State of Louisiana,
5.000%, 11/15/2020(Callable 05/15/2020)	10,000,000	10,946,000
		65,195,118	6.3%
Maryland
City of Baltimore MD,
5.000%, 07/01/2024(ETM)	1,220,000	1,426,217
State of Maryland,
5.000%, 03/01/2021(Callable 03/01/2020)	1,000,000	1,091,530
		2,517,747	0.2%
Massachusetts
Commonwealth of Massachusetts:
4.000%, 12/01/2022(Pre-refunded to 12/01/2019)	15,000,000	15,939,600
5.000%, 07/01/2033(Callable 07/01/2026)	1,000,000	1,190,910
Massachusetts Clean Water Trust,
5.000%, 02/01/2031(Callable 02/01/2026)	2,125,000	2,561,093
Massachusetts Department of Transportation,
5.000%, 01/01/2020(ETM)	1,175,000	1,227,440
Massachusetts Housing Finance Agency:
4.000%, 12/01/2044(Callable 06/01/2025)	1,725,000	1,844,128
3.500%, 12/01/2046(Callable 12/01/2025)	910,000	958,549
Massachusetts Water Resources Authority,
6.500%, 07/15/2019(ETM)(Insured by FGIC-TCRS)	815,000	857,396
		24,579,116	2.4%
Michigan
Algonac Community Schools:
4.000%, 05/01/2028(Callable 05/01/2027)(Insured by Q-SBLF)	175,000	195,967
4.000%, 05/01/2029(Callable 05/01/2027)(Insured by Q-SBLF)	370,000	409,035
4.000%, 05/01/2030(Callable 05/01/2027)(Insured by Q-SBLF)	470,000	512,958
Brighton Area School District:
5.000%, 05/01/2020(Insured by Q-SBLF)	1,300,000	1,423,266
5.000%, 05/01/2021(Insured by Q-SBLF)	500,000	563,155
Fraser Public School District:
5.000%, 05/01/2024(Insured by Q-SBLF)	1,000,000	1,188,780
5.000%, 05/01/2026(Callable 05/01/2025)(Insured by Q-SBLF)	1,140,000	1,354,651
Michigan Finance Authority,
5.000%, 01/01/2019	7,000,000	7,346,220
Michigan State Housing Development Authority:
4.000%, 06/01/2046(Callable 12/01/2025)	3,955,000	4,304,345
3.500%, 06/01/2047(Callable 06/01/2026)	1,410,000	1,494,924
Pinckney Community Schools:
5.000%, 05/01/2022(Insured by Q-SBLF)	1,935,000	2,207,719
5.000%, 05/01/2023(Insured by Q-SBLF)	2,200,000	2,563,088
State of Michigan,
0.000%, 06/01/2022(ETM)(Insured by AMBAC)	2,000,000	1,861,980
Warren Consolidated Schools,
5.000%, 05/01/2033(Callable 05/01/2026)(Insured by Q-SBLF)	2,595,000	2,963,801
Wayne-Westland Community Schools,
5.000%, 05/01/2019(Insured by Q-SBLF)	2,060,000	2,171,322
		30,561,211	2.9%
Minnesota
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2032(Callable 01/01/2027)	505,000	604,924
Minnesota Housing Finance Agency:
4.250%, 07/01/2028(Callable 01/01/2020)	240,000	247,394
4.500%, 07/01/2034(Callable 07/01/2021)	605,000	632,437
Plymouth Intermediate District No. 287:
4.000%, 02/01/2035(Callable 02/01/2027)	1,085,000	1,154,484
4.000%, 02/01/2036(Callable 02/01/2027)	250,000	264,560
University of Minnesota,
5.500%, 07/01/2021(ETM)	10,480,000	11,666,650
		14,570,449	1.4%

Mississippi
Mississippi Development Bank,
5.000%, 03/01/2029(Callable 03/01/2027)	825,000	985,529
State of Mississippi:
5.000%, 10/01/2028(Callable 10/01/2027)	1,000,000	1,237,840
4.000%, 10/01/2035(Callable 10/01/2027)	1,000,000	1,075,950
		3,299,319	0.3%
Missouri
Missouri Housing Development Commission:
3.950%, 11/01/2040(Callable 05/01/2025)	1,895,000	1,970,118
4.000%, 05/01/2042(Callable 11/01/2026)	1,425,000	1,549,687
St Louis County School District C-2 Parkway,
4.000%, 03/01/2032(Callable 03/01/2025)	4,960,000	5,421,776
St. Charles County School District No. R-IV,
4.000%, 03/01/2029(Callable 03/01/2026)(3)	600,000	669,768
		9,611,349	0.9%
Montana
Montana Facility Finance Authority:
5.000%, 07/01/2028(Callable 07/01/2027)	430,000	523,688
5.000%, 07/01/2029(Callable 07/01/2027)	535,000	647,441
		1,171,129	0.1%
New Hampshire
New Hampshire Housing Finance Authority,
5.250%, 07/01/2028(Callable 01/01/2021)	1,355,000	1,415,027
State of New Hampshire,
5.000%, 07/01/2021(Callable 07/01/2020)	1,000,000	1,105,420
		2,520,447	0.2%
New Jersey
New Jersey State Housing & Mortgage Finance Agency Bonds,
4.500%, 10/01/2029(Callable 10/02/2017)	485,000	485,000
New Jersey Transportation Trust Fund Authority,
5.250%, 12/15/2020	5,000,000	5,483,200
New Jersey Turnpike Authority,
5.500%, 01/01/2025	2,100,000	2,594,928
		8,563,128	0.8%
New Mexico
New Mexico Finance Authority,
4.000%, 06/01/2029(Callable 06/01/2026)	2,615,000	2,907,932
New Mexico Mortgage Financial Authority:
4.625%, 09/01/2025(Callable 03/01/2020)	600,000	623,370
4.500%, 09/01/2028(Callable 03/01/2020)	275,000	284,972
		3,816,274	0.4%
New York
City of New York NY:
5.250%, 08/15/2021(Callable 08/15/2018)	1,125,000	1,166,445
5.000%, 08/01/2022	5,000,000	5,822,100
Metropolitan Transportation Authority,
6.000%, 04/01/2020(ETM)	10,525,000	11,235,227
New York City Transitional Finance Authority,
1.000%, 08/01/2023(Callable 10/02/2017)(1)	350,000	350,000
New York City Water & Sewer System,
1.000%, 06/15/2032(Callable 10/16/2017)(Optional Put Date 10/02/2017)(1)	1,000,000	1,000,000
New York State Dormitory Authority:
5.000%, 12/15/2023(Callable 12/15/2022)	11,685,000	13,723,215
5.000%, 03/15/2030(Callable 03/15/2024)	6,665,000	7,829,575
New York State Thruway Authority,
5.000%, 03/15/2022(Pre-refunded to 03/15/2019)	4,040,000	4,276,259
New York State Urban Development Corp.:
5.000%, 03/15/2022	2,015,000	2,327,829
5.000%, 03/15/2032(Callable 03/15/2024)	6,000,000	7,012,860
		54,743,510	5.3%
North Carolina
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2021(ETM)(Callable 10/30/2017)	10,355,000	11,343,074
6.400%, 01/01/2021(ETM)	3,352,000	3,644,160
4.500%, 01/01/2024(Pre-refunded to 01/01/2022)	12,170,000	13,472,799
North Carolina Medical Care Commission,
5.750%, 01/01/2035(Pre-refunded to 01/01/2021)	525,000	600,416

State of North Carolina,
5.000%, 05/01/2024(Callable 05/01/2023)	1,000,000	1,173,720
		30,234,169	2.9%
North Dakota
County of Burleigh ND:
5.000%, 07/01/2025(Pre-refunded to 07/01/2021)	1,500,000	1,694,535
5.000%, 07/01/2029(Pre-refunded to 07/01/2021)	470,000	530,954
North Dakota Housing Finance Agency,
3.450%, 07/01/2037(Callable 07/01/2026)	3,050,000	3,023,984
		5,249,473	0.5%
Ohio
Akron Bath Copley Joint Township Hospital District,
3.800%, 01/01/2027(Pre-refunded to 01/01/2022)	960,000	1,024,426
Cleveland Municipal School District:
4.000%, 12/01/2019	1,940,000	2,056,807
5.000%, 12/01/2020	2,015,000	2,247,793
Ohio Housing Finance Agency:
5.000%, 11/01/2028(Callable 05/01/2020)	715,000	744,365
3.500%, 09/01/2046(Callable 09/01/2025)	1,630,000	1,734,890
4.000%, 03/01/2047(Callable 09/01/2025)	6,940,000	7,396,097
State of Ohio,
5.000%, 06/15/2021	6,740,000	7,661,493
		22,865,871	2.2%
Oregon
State of Oregon,
4.000%, 12/01/2045(Callable 06/01/2025)	4,320,000	4,623,653
State of Oregon Housing & Community Services Department,
4.000%, 01/01/2047(Callable 07/01/2025)	1,890,000	2,031,523
		6,655,176	0.6%
Pennsylvania
Erie Sewer Authority,
5.125%, 06/01/2020(ETM)(Insured by AMBAC)	1,270,000	1,347,165
Latrobe Municipal Authority:
1.250%, 04/01/2019(Insured by BAM)	120,000	119,964
3.000%, 04/01/2020(Insured by BAM)	325,000	336,892
Pennsylvania Housing Finance Agency,
3.500%, 10/01/2046(Callable 10/01/2025)	1,840,000	1,940,685
Philadelphia Gas Works Co.,
7.000%, 05/15/2020(ETM)	1,165,000	1,268,895
Philadelphia Hospitals & Higher Education Facilities Authority:
5.000%, 05/15/2020(ETM)	1,575,000	1,728,704
5.250%, 05/15/2023(Pre-refunded to 05/15/2020)	2,790,000	3,080,188
South Fork Municipal Authority:
5.500%, 07/01/2029(Pre-refunded to 07/01/2020)	2,450,000	2,735,645
5.375%, 07/01/2035(Pre-refunded to 07/01/2020)	1,290,000	1,432,352
		13,990,490	1.3%
Puerto Rico
Puerto Rico Highways & Transportation Authority,
5.250%, 07/01/2022(ETM)(Insured by AGM)	895,000	1,042,764

Puerto Rico Public Finance Corp.:
6.000%, 08/01/2026(ETM)	1,080,000	1,368,911
6.000%, 08/01/2026(ETM)	1,750,000	2,218,142
6.000%, 08/01/2026(ETM)	535,000	678,118
6.000%, 08/01/2026(ETM)	750,000	950,633
5.500%, 08/01/2027(ETM)(Insured by AMBAC)	6,500,000	8,067,930
		14,326,498	1.4%
Rhode Island
State of Rhode Island,
5.000%, 08/01/2024	5,000,000	6,016,400	0.6%
South Carolina
Charleston Educational Excellence Finance Corp.,
5.000%, 12/01/2026(Callable 12/01/2023)	4,580,000	5,375,500
Piedmont Municipal Power Agency:
6.750%, 01/01/2020(ETM)	6,450,000	7,261,733
5.375%, 01/01/2025(ETM)	5,665,000	6,854,933
South Carolina Jobs-Economic Development Authority,
6.500%, 04/01/2042(Pre-refunded to 04/01/2020)	90,000	101,712
		19,593,878	1.9%
South Dakota
Harrisburg School District No. 41-2,
2.375%, 08/01/2026	415,000	422,815
South Dakota Housing Development Authority,
3.375%, 05/01/2033(Callable 05/01/2022)	370,000	373,030
		795,845	0.1%
Tennessee
Metropolitan Government Nashville & Davidson County Health & Educational Facilities,
0.000%, 06/01/2021(ETM)	1,270,000	1,208,075
Shelby County Health Educational & Housing Facilities Board,
5.500%, 08/15/2019(ETM)	1,630,000	1,718,264
Tennessee Housing Development Agency:
4.500%, 07/01/2028(Callable 01/01/2020)	1,140,000	1,183,491
3.650%, 07/01/2047(Callable 01/01/2027)	1,000,000	991,880
		5,101,710	0.5%
Texas
Amarillo Independent School District,
5.000%, 02/01/2026(Callable 02/01/2024)(PSF Guaranteed)	1,370,000	1,620,258
Anna Independent School District,
5.000%, 08/15/2035(Callable 08/15/2026)(PSF Guaranteed)	910,000	1,074,819
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2024(PSF Guaranteed)	1,025,000	1,144,043
5.000%, 08/15/2024(PSF Guaranteed)	1,000,000	1,179,610
5.000%, 08/15/2026(PSF Guaranteed)	500,000	601,045
4.000%, 08/15/2027(Callable 08/15/2026)(PSF Guaranteed)	865,000	960,323
5.000%, 02/15/2028(Callable 02/15/2025)(PSF Guaranteed)	1,675,000	1,969,884
4.000%, 08/15/2028(Callable 08/15/2026)(PSF Guaranteed)	850,000	936,590
5.000%, 08/15/2033(Callable 08/15/2024)(PSF Guaranteed)	1,460,000	1,690,943
Burleson Independent School District,
5.000%, 08/01/2025(PSF Guaranteed)	1,240,000	1,512,292
City of Austin TX,
5.000%, 11/15/2024(Callable 11/15/2022)	3,000,000	3,508,800
City of El Paso TX,
4.000%, 03/01/2028(Callable 03/01/2026)	1,000,000	1,113,940
City of Houston TX:
0.000%, 12/01/2019(ETM)(Insured by AGM)	13,355,000	12,997,353
5.500%, 12/01/2024(ETM)	1,735,000	2,115,607
5.500%, 12/01/2029(ETM)	16,050,000	20,852,642
City of San Antonio TX,
5.650%, 02/01/2019(ETM)	7,865,000	8,186,521
Conroe Independent School District,
5.000%, 02/15/2023(Callable 02/15/2021)(PSF Guaranteed)	2,680,000	3,007,442

County of Harris TX:
5.750%, 10/01/2020(Pre-refunded to 10/01/2018)	175,000	183,313
5.000%, 10/01/2026(Callable 10/01/2025)	4,155,000	5,061,413
5.750%, 10/01/2028(Pre-refunded to 10/01/2018)	6,930,000	7,259,175
Crowley Independent School District,
5.000%, 08/01/2036(Callable 08/01/2025)(PSF Guaranteed)	2,000,000	2,330,220
Dallas Independent School District,
5.000%, 02/15/2020(PSF Guaranteed)	2,410,000	2,627,165
DeSoto Independent School District,
5.000%, 08/15/2032(Callable 08/15/2025)(Insured by BAM)	1,080,000	1,243,393
Ennis Independent School District,
5.000%, 08/15/2025(PSF Guaranteed)	1,145,000	1,394,793
Fort Bend Independent School District,
5.000%, 08/15/2024(PSF Guaranteed)	1,655,000	1,997,982
Georgetown Independent School District,
4.000%, 02/15/2020(PSF Guaranteed)	1,900,000	2,026,502
Godley Independent School District,
5.000%, 02/15/2023(PSF Guaranteed)	1,445,000	1,689,378
Goose Creek Consolidated Independent School District,
5.000%, 02/15/2021(PSF Guaranteed)	1,050,000	1,178,656
Harlingen Consolidated Independent School District:
5.000%, 08/15/2024(PSF Guaranteed)	2,810,000	3,386,303
5.000%, 08/15/2025(PSF Guaranteed)	1,430,000	1,741,969
Harris County Health Facilities Development Corp.:
5.500%, 10/01/2019(ETM)	4,370,000	4,533,132
5.750%, 07/01/2027(ETM)	5,000,000	6,162,800
Houston Higher Education Finance Corp.:
5.000%, 02/15/2020(PSF Guaranteed)	1,000,000	1,083,500
5.000%, 02/15/2026(Callable 02/15/2024)(PSF Guaranteed)	1,030,000	1,197,117
Humble Independent School District,
5.000%, 02/15/2021(PSF Guaranteed)	1,500,000	1,687,500
Irving Independent School District,
5.000%, 02/15/2025(Callable 08/15/2024)(PSF Guaranteed)	1,250,000	1,506,362
Keller Independent School District:
5.000%, 02/15/2022(PSF Guaranteed)	1,370,000	1,576,925
5.000%, 02/15/2023(PSF Guaranteed)	3,340,000	3,925,468
Killeen Independent School District,
4.000%, 02/15/2024(Callable 02/15/2021)(PSF Guaranteed)	1,145,000	1,232,363
La Porte Independent School District,
5.000%, 02/15/2025(PSF Guaranteed)	1,080,000	1,309,943
Lamar Consolidated Independent School District,
5.000%, 02/15/2026(Callable 02/15/2025)(PSF Guaranteed)	5,860,000	7,080,755
Leander Independent School District,
0.000%, 08/15/2047(Pre-refunded to 8/15/24)(PSF Guaranteed)	500,000	125,680
Llano Independent School District,
5.000%, 02/15/2024(Callable 02/15/2023)(PSF Guaranteed)	1,265,000	1,477,520
Lower Colorado River Authority,
4.750%, 01/01/2028(ETM)(Insured by AGM)	1,200,000	1,401,276
Lubbock Housing Finance Corp.,
8.000%, 10/01/2021(ETM)	1,980,000	2,495,236
Lubbock Independent School District,
4.000%, 02/15/2022(Callable 02/15/2020)(PSF Guaranteed)	1,000,000	1,060,300
Mansfield Independent School District:
5.000%, 02/15/2023(PSF Guaranteed)	1,725,000	2,030,290
5.000%, 02/15/2024(PSF Guaranteed)	1,905,000	2,286,610
Melissa Independent School District,
5.000%, 08/01/2036(Callable 08/01/2026)(PSF Guaranteed)	1,020,000	1,198,755
Mesquite Independent School District:
5.000%, 08/15/2024(PSF Guaranteed)	1,425,000	1,718,279
5.000%, 08/15/2025(PSF Guaranteed)	2,600,000	3,171,454
5.000%, 08/15/2025(PSF Guaranteed)	1,500,000	1,829,685
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023(ETM)	200,000	181,348
New Caney Independent School District:
5.000%, 02/15/2023(PSF Guaranteed)	1,000,000	1,172,480
5.000%, 02/15/2024(PSF Guaranteed)	1,030,000	1,228,090
Newark Higher Education Finance Corp.:
4.000%, 08/15/2020(PSF Guaranteed)	355,000	380,531

4.000%, 08/15/2022(PSF Guaranteed)	215,000	237,154
5.000%, 08/15/2024(PSF Guaranteed)	135,000	159,816
North East Independent School District:
5.000%, 08/01/2021(PSF Guaranteed)	6,095,000	6,941,656
5.000%, 08/01/2023(PSF Guaranteed)	5,330,000	6,334,439
5.000%, 02/01/2024(PSF Guaranteed)	2,930,000	3,511,576
North Texas Tollway Authority:
5.125%, 01/01/2028(Pre-refunded to 01/01/2018)	70,000	70,718
0.000%, 09/01/2043(Callable 09/01/2031)	1,425,000	1,519,705
Northside Independent School District,
5.000%, 08/15/2025(PSF Guaranteed)	1,000,000	1,225,500
Pasadena Independent School District,
5.000%, 02/15/2022(Callable 02/15/2021)(PSF Guaranteed)	1,115,000	1,249,670
Pflugerville Independent School District,
5.000%, 02/15/2025(Callable 02/15/2024)(PSF Guaranteed)	1,020,000	1,211,444
Port Arthur Independent School District,
5.000%, 02/15/2024(PSF Guaranteed)	1,700,000	2,032,605
Retama Development Corp.,
8.750%, 12/15/2018(ETM)	2,035,000	2,222,871
San Jacinto College District,
5.000%, 02/15/2026(Pre-refunded to 02/15/2021)	700,000	786,758
Sherman Independent School District,
5.000%, 02/15/2026(Callable 02/15/2024)(PSF Guaranteed)	1,775,000	2,101,121
Spring Independent School District,
5.000%, 08/15/2019(Pre-refunded to 08/15/2018)(PSF Guaranteed)	1,020,000	1,055,741
State of Texas,
5.000%, 08/01/2021	1,205,000	1,373,363
Tarrant County Health Facilities Development Corp.,
6.000%, 09/01/2024(ETM)	6,065,000	7,093,988
Temple Independent School District,
4.000%, 02/01/2022(Callable 02/01/2021)(PSF Guaranteed)	1,120,000	1,215,872
Texas State Public Finance Authority,
6.200%, 02/15/2040(Pre-refunded to 02/15/2020)	380,000	424,008
Tomball Independent School District,
5.000%, 02/15/2025(PSF Guaranteed)	5,440,000	6,602,419
Town of Flower Mound TX,
5.000%, 03/01/2031(Callable 03/01/2024)	505,000	591,744
Tyler Health Facilities Development Corp.,
5.500%, 07/01/2027(Pre-refunded to 07/01/2021)	600,000	688,710
The University of Texas System,
5.000%, 08/15/2022	8,595,000	10,019,192
Waco Independent School District:
5.000%, 08/15/2022(PSF Guaranteed)	3,085,000	3,586,713
5.000%, 08/15/2023(PSF Guaranteed)	3,090,000	3,658,900
Wichita Falls Independent School District,
5.000%, 02/01/2024(PSF Guaranteed)	1,670,000	1,997,053
Wylie Independent School District,
6.750%, 08/15/2023(PSF Guaranteed)	1,010,000	1,302,102
Ysleta Independent School District:
5.000%, 08/15/2023(Callable 08/15/2021)(PSF Guaranteed)	1,020,000	1,163,514
5.000%, 08/15/2025(Callable 08/15/2024)(PSF Guaranteed)	1,545,000	1,859,655
		221,883,780	21.4%
Utah
Granite School District Board of Education:
5.000%, 06/01/2022(Pre-refunded to 06/01/2021)	3,900,000	4,433,715
5.000%, 06/01/2023(Pre-refunded to 06/01/2021)	1,750,000	1,989,488

Utah Charter School Finance Authority:
5.000%, 04/15/2024	235,000	268,685
5.000%, 04/15/2037(Callable 04/15/2026)	500,000	553,355
Utah Housing Corp.,
4.000%, 01/01/2045(Callable 01/01/2026)	2,210,000	2,357,694
		9,602,937	0.9%
Vermont
Vermont Housing Finance Agency,
3.600%, 11/01/2036(Callable 11/01/2025)	1,770,000	1,795,417	0.2%
Virginia
City of Bristol VA,
5.500%, 11/01/2018(ETM)(Insured by AGM)	1,095,000	1,118,915
Danville Industrial Development Authority,
5.250%, 10/01/2028(ETM)(Insured by AMBAC)	1,500,000	1,754,910
		2,873,825	0.4%
Washington
Snohomish County Public Utility District No. 1,
6.800%, 01/01/2020(ETM)(Callable 10/30/2017)	2,835,000	3,030,502
Snohomish County School District No. 201,
4.000%, 12/01/2021(Callable 12/01/2020)	4,500,000	4,879,395
State of Washington:
5.500%, 07/01/2023	5,040,000	5,918,170
5.000%, 07/01/2032(Callable 01/01/2025)	6,005,000	7,041,703
5.000%, 08/01/2034(Callable 08/01/2023)	2,755,000	3,195,938
5.000%, 08/01/2038(Callable 08/01/2026)	975,000	1,139,209
Thurston & Pierce Counties Community Schools,
4.250%, 12/01/2021(Callable 12/01/2020)	2,755,000	3,017,551
Washington Health Care Facilities Authority:
6.125%, 11/15/2031(Pre-refunded to 05/15/2021)	620,000	728,711
6.250%, 08/01/2036(Pre-refunded to 08/01/2018)	8,100,000	8,450,892
6.250%, 11/15/2041(Pre-refunded to 05/15/2021)	4,770,000	5,627,407
		43,029,478	4.2%
Wisconsin
Southeast Wisconsin Professional Baseball Park District:
5.500%, 12/15/2026	785,000	960,698
0.000%, 12/15/2027(ETM)	25,000	19,879
0.000%, 12/15/2029(ETM)	70,000	52,323
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038(Callable 04/01/2023)	2,295,000	2,554,173
Wisconsin Center District:
4.000%, 12/15/2029(Callable 06/15/2026)	1,410,000	1,531,852
5.000%, 12/15/2030(Callable 06/15/2026)	775,000	908,424
5.000%, 12/15/2031(Callable 06/15/2026)	2,530,000	2,952,789
Wisconsin Health & Educational Facilities Authority,
5.000%, 08/15/2027(Pre-refunded to 08/15/2022)	1,500,000	1,741,650
Wisconsin Housing & Economic Development Authority,
3.500%, 09/01/2046(Callable 09/01/2025)	2,760,000	2,919,473
		13,641,261	1.4%
Total Municipal Bonds (Cost $993,387,140)		1,026,328,720	99.0%

Short-Term Investment	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.95% (4)	178,260	178,260
Total Short-Term Investment (Cost $178,260)		178,260	0.0%
Total Investments (Cost $993,565,400)		1,026,506,980	99.0%
Other Assets in Excess of Liabilities		10,434,355	1.0%
TOTAL NET ASSETS		$1,036,941,335	100.0%

Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
ETM	Escrowed to Maturity
FGIC-TCRS	Financial Guaranty Insurance Company
PSF	Texas Permanent School Fund
Q-SBLF	Qualified School Building Loan Fund
BAM	Build America Mutual
(1)	Variable rate security. The rate reported is the rate in effect as of September 30, 2017.
(2)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(3)	7-Day Yield

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, September 30, 2017 (Unaudited)

Summary of Fair Value Exposure at September 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Fund’s financial statements. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Municipal Bonds
Municipal Bonds	$–	$1,026,328,720	$–	$1,026,328,720
Total Municipal Bonds	–	1,026,328,720	–	1,026,328,720

Short-Term Investment
Money Market Mutual Fund	178,260	–	–	178,260
Total Short-Term Investment	178,260	–	–	178,260

Total Investments	$178,260	$1,026,328,720	$–	$1,026,506,980

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, September 30, 2017 (Unaudited)
Long-Term Investments	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Alabama Community College System,
5.000%, 10/01/2028(Callable 10/01/2026)(Insured by AGM)	$310,000	$363,627
Black Belt Energy Gas District,
4.000%, 08/01/2047(Callable 04/01/2022)(Mandatory Tender Date 07/01/2022)	1,000,000	1,096,610
City of Birmingham AL:
5.000%, 03/01/2037(Callable 03/01/2023)	30,000	33,564
0.000%, 03/01/2040(Callable 09/01/2025)	20,000	21,292
5.000%, 03/01/2043(Callable 03/01/2023)	285,000	314,765
0.000%, 03/01/2045(Callable 09/01/2025)	45,000	47,641
City of Mobile Alabama Industrial Development Board,
1.625%, 07/15/2034(Mandatory Tender Date 10/02/2018)	150,000	150,111
City of Pell City AL Special Care Facilities Financing Authority,
5.000%, 12/01/2031(Callable 12/01/2021)	1,000,000	1,095,280
Columbia Industrial Development Board,
1.040%, 12/01/2037(Callable 10/02/2017)(1)	300,000	300,000
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024(Callable 06/01/2021)	200,000	223,250
Town of Mulga AL,
3.000%, 08/15/2018(Insured by AGM)	200,000	203,460
		3,849,600	2.0%
Alaska
Alaska Housing Finance Corp.:
5.000%, 12/01/2029(Callable 06/01/2024)	225,000	259,461
4.000%, 06/01/2040(Callable 06/01/2021)	50,000	50,676
Alaska Municipal Bond Bank Authority,
5.000%, 08/01/2027(Callable 08/01/2023)	500,000	581,215
City of Valdez AK,
5.000%, 01/01/2021	435,000	484,346
		1,375,698	0.7%
Arizona
Arizona Health Facilities Authority,
2.790%, 02/01/2048 (SIFMA Municipal Swap Index + 1.850%)(Callable 08/09/2019)(Mandatory Tender Date 02/05/2020)(2)	115,000	117,099
Arizona Industrial Development Authority,
4.000%, 07/01/2018	490,000	493,778
BluePath 2016-1 TE Trust,
2.750%, 09/01/2026 (Callable 08/27/2021)(3)	479,077	477,568
City of El Mirage AZ,
5.000%, 07/01/2026(Callable 07/01/2020)	400,000	436,704
City of Tucson AZ,
5.000%, 07/01/2032(Callable 07/01/2025)	500,000	589,040
Maricopa County Industrial Development Authority:
1.000%, 04/01/2019(Callable 10/20/2017)(Mandatory Tender Date 04/01/2018)	200,000	199,902
2.625%, 07/01/2021	215,000	214,576
Town of Marana AZ:
4.000%, 07/01/2036(Callable 07/01/2027)	350,000	375,998
4.000%, 07/01/2037(Callable 07/01/2027)	500,000	535,405
		3,440,070	1.8%
Arkansas
Arkansas Development Finance Authority,
3.000%, 07/01/2018	100,000	101,120
City of Conway AR,
5.000%, 10/01/2035(Callable 04/01/2024)	185,000	208,547
City of Fayetteville AR,
3.050%, 01/01/2047(Callable 01/01/2027)	1,050,000	1,026,060
City of Hot Springs AR Wastewater Revenue,
4.000%, 12/01/2030(Callable 12/01/2023)(Insured by BAM)	540,000	583,729
City of Little Rock AR:
1.150%, 10/01/2018 (4)	85,000	85,008
4.000%, 10/01/2031(Callable 10/01/2025)(4)	105,000	112,667
4.000%, 10/01/2033(Callable 10/01/2025)(4)	210,000	222,739
2.000%, 03/01/2038(Callable 03/01/2021)	320,000	319,862
City of Marion AR:
3.000%, 09/01/2018	225,000	228,802
2.900%, 09/01/2047(Callable 09/01/2027)	425,000	415,816
City of Pine Bluff AR,
3.000%, 02/01/2047(Callable 08/01/2027)(Insured by BAM)	1,000,000	971,400
Northwest Arkansas Conservation Authority,
4.000%, 03/01/2027(Callable 09/01/2022)(Insured by BAM)	365,000	395,773
University of Central Arkansas:
4.000%, 11/01/2027(Callable 11/01/2025)(Insured by BAM)	340,000	374,214
4.000%, 11/01/2028(Callable 11/01/2025)(Insured by BAM)	250,000	273,633
4.000%, 11/01/2031(Callable 11/01/2025)(Insured by BAM)	885,000	952,658
		6,272,028	3.3%
California
Abag Finance Authority for Nonprofit Corps.,
5.000%, 09/02/2025(Insured by AGM)	380,000	459,956
Bay Area Toll Authority:
2.040%, 04/01/2045 (SIFMA Municipal Swap Index + 1.100%)(Callable 10/01/2023)(Mandatory Tender Date 04/01/2024) (2)	300,000	305,943
1.640%, 04/01/2047 (SIFMA Municipal Swap Index + 0.700%)(Callable 04/01/2019)(Mandatory Tender Date 10/01/2019) (2)	250,000	250,807

California Community College Financing Authority,
0.000%, 05/01/2034(Pre-refunded to 5/01/18)	200,000	80,680
California Health Facilities Financing Authority:
5.000%, 04/01/2020	300,000	324,690
1.593%, 07/01/2022(Callable 10/02/2017)(6)	300,000	292,523
California Infrastructure & Economic Development Bank,
2.615%, 12/01/2037 (1 Month LIBOR USD + 1.750%)(Callable 02/01/2018)(Mandatory Tender Date 08/01/2018)(2)	100,000	100,243
California Public Finance Authority:
5.000%, 10/15/2020	180,000	194,819
5.000%, 10/15/2021	200,000	220,766
California State Public Works Board,
5.000%, 12/01/2019(Insured by AMBAC)	275,000	287,994
California Statewide Communities Development Authority:
5.250%, 12/01/2027(Pre-refunded to 12/01/2017)	35,000	35,246
3.211%, 04/01/2028 (6)	700,000	646,417
Chawanakee Unified School District:
0.000%, 08/01/2026(Insured by BAM)	110,000	113,820
0.000%, 08/01/2027(Callable 08/01/2026)(Insured by BAM)	100,000	102,655
0.000%, 08/01/2028(Callable 08/01/2026)(Insured by BAM)	75,000	76,323
0.000%, 08/01/2029(Callable 08/01/2026)(Insured by BAM)	80,000	80,769
City of Redding CA,
1.628%, 07/01/2022(ETM)(6)	135,000	129,182
College of the Sequoias Tulare Area Improvement District No. 3,
0.000%, 08/01/2041(Callable 08/01/2026)(Insured by AGM)	140,000	146,894
Corona-Norca Unified School District,
6.800%, 08/01/2039(Callable 08/01/2027)(Insured by AGM)	890,000	1,194,878
Denair Unified School District,
0.000%, 08/01/2031(Insured by AGM)	30,000	31,249
Desert Hot Springs Redevelopment Agency Successor Agency,
5.000%, 09/01/2029(Callable 09/01/2027)(Insured by BAM)	300,000	354,774
Dinuba Redevelopment Agency,
5.000%, 09/01/2028(Callable 09/01/2024)(Insured by BAM)	330,000	380,701
East Bay Municipal Utility District,
5.000%, 06/01/2033(Callable 06/01/2024)	475,000	554,410
El Rancho Unified School District,
0.000%, 08/01/2034(Callable 08/01/2028)(Insured by AGM)	225,000	218,479
Encinitas Union School District,
0.000%, 08/01/2030(Callable 08/01/2025)	55,000	35,945
Fresno Joint Powers Financing Authority:
5.000%, 04/01/2020	250,000	273,213
5.000%, 04/01/2027(Insured by AGM)	305,000	371,682
Golden State Tobacco Securitization Corp.,
5.000%, 06/01/2022	365,000	421,228
Hartnell Community College District,
0.000%, 08/01/2034(Callable 08/01/2027)	150,000	152,212
Imperial Community College District,
0.000%, 08/01/2040(Callable 08/01/2030)(Insured by AGM)	140,000	158,294
Lake Elsinore Redevelopment Agency Successor Agency,
5.000%, 09/01/2027(Callable 09/01/2025)(Insured by BAM)	275,000	322,988
Long Beach Bond Finance Authority:
5.250%, 11/15/2023	50,000	58,401
5.000%, 11/15/2029	50,000	59,311
Mount Diablo Unified School District,
0.000%, 08/01/2035(Callable 08/01/2025)(Insured by AGM)	530,000	496,106
Mountain View Los Altos Union High School District,
0.000%, 08/01/2030	85,000	88,130
Needles Unified School District,
0.000%, 08/01/2034(Insured by AGM)	25,000	23,122
Northern California Gas Authority,
1.500%, 07/01/2019 (3 Month LIBOR USD + 0.630%)(2)	480,000	479,587
Norwalk-La Mirada Unified School District,
0.000%, 08/01/2029	110,000	113,659
Oak Park Unified School District,
0.000%, 08/01/2038(Callable 08/01/2031)	110,000	126,219
Palomar Health,
3.000%, 11/01/2017	150,000	150,156
Paramount Unified School District,
0.000%, 08/01/2045(Callable 02/01/2033)	25,000	24,869
Redondo Beach Unified School District:
0.000%, 08/01/2031	20,000	20,436
6.375%, 08/01/2034(Callable 08/01/2026)	590,000	781,626
Rialto Unified School District,
0.000%, 08/01/2041(Callable 08/01/2036)(Insured by AGM)	290,000	277,353
Rio Hondo Community College District:
0.000%, 08/01/2042(Callable 08/01/2034)	125,000	128,822
0.000%, 08/01/2042(Callable 08/01/2034)	10,000	10,459
Riverside County Public Financing Authority,
5.000%, 10/01/2026(Callable 10/01/2025)(Insured by AGM)	250,000	302,077
San Bernardino City Unified School District,
5.000%, 08/01/2027(Callable 08/01/2023)(Insured by AGM)	450,000	524,174
San Diego Unified School District:
5.000%, 07/01/2030(Callable 07/01/2026)	570,000	686,252
4.000%, 07/01/2032(Callable 07/01/2026)	300,000	330,432
San Leandro Unified School District,
0.000%, 08/01/2039(Callable 08/01/2028)	75,000	61,586

Santa Paula Union High School District,
0.000%, 08/01/2037(Callable 08/01/2027)	80,000	72,522
School District of Belmont-Redwood Shores CA,
0.000%, 08/01/2031(Callable 08/01/2026)	75,000	76,366
Silicon Valley Clean Water,
5.000%, 02/01/2039(Callable 02/01/2024)	290,000	334,010
Solano County Community College District,
0.000%, 08/01/2041(Callable 08/01/2028)	100,000	86,760
Soledad Unified School District:
5.000%, 08/01/2037(Callable 08/01/2018)(Insured by BAM)	100,000	102,875
5.000%, 08/01/2038(Callable 08/01/2018)(Insured by BAM)	100,000	102,841
5.000%, 08/01/2039(Callable 08/01/2018)(Insured by BAM)	100,000	102,808
5.000%, 08/01/2040(Callable 08/01/2018)(Insured by BAM)	50,000	51,379
5.000%, 08/01/2041(Callable 08/01/2018)(Insured by BAM)	100,000	102,690
State of California:
5.000%, 10/01/2029(Callable 10/01/2024)	225,000	269,017
1.692%, 12/01/2029 (1 Month LIBOR USD + 0.830%)(Callable 06/01/2018)(Mandatory Tender Date 12/03/2018)(2)	125,000	125,388
Upland Unified School District,
0.000%, 08/01/2041(Callable 08/01/2025)	245,000	281,961
West Hills Community College District,
0.000%, 08/01/2035(Callable 08/01/2027)(Insured by AGM)	50,000	45,285
Wiseburn School District,
0.000%, 08/01/2036(Callable 08/01/2031)(Insured by AGM)	50,000	43,342
		14,859,801	7.7%
Colorado
Board of Governors of Colorado State University System,
5.000%, 03/01/2032(Callable 03/01/2027)	125,000	148,406
Broadlands Metropolitan District No. 2,
1.500%, 12/01/2018	150,000	150,067
Bromley Park Metropolitan District No. 2,
4.250%, 12/01/2022(Callable 12/01/2017)	300,000	300,150
Cathedral Pines Metropolitan District,
2.625%, 12/01/2021	175,000	171,703
City of Commerce City CO:
5.000%, 12/15/2028(Callable 12/15/2027)(Insured by AGM)	100,000	120,186
5.000%, 12/15/2029(Callable 12/15/2027)(Insured by AGM)	310,000	370,137
5.000%, 12/15/2030(Callable 12/15/2027)(Insured by AGM)	500,000	594,065
City of Fort Lupton CO:
5.000%, 12/01/2027(Insured by AGM)	75,000	92,793
5.000%, 12/01/2028(Callable 12/01/2027)(Insured by AGM)	210,000	258,115
5.000%, 12/01/2029(Callable 12/01/2027)(Insured by AGM)	250,000	304,765
5.000%, 12/01/2030(Callable 12/01/2027)(Insured by AGM)	350,000	424,575
City of Sheridan CO,
5.000%, 12/01/2042(Callable 12/01/2025)	1,130,000	1,295,116
Colorado Educational & Cultural Facilities Authority:
5.000%, 10/01/2020	400,000	436,048
5.000%, 10/01/2025	750,000	872,708
5.000%, 08/15/2030(Callable 08/15/2024)	500,000	557,895
Colorado Health Facilities Authority:
5.000%, 06/01/2027	750,000	878,400
5.000%, 06/01/2047(Callable 06/01/2027)	250,000	275,120
E-470 Public Highway Authority,
1.877%, 09/01/2039 (1 Month LIBOR USD + 1.050%)(Callable 03/01/2021)(Mandatory Tender Date 09/01/2021)(2)	500,000	507,600
Glen Metropolitan District No. 1,
2.500%, 12/01/2025(Insured by BAM)	160,000	161,581
Sterling Hills West Metropolitan District:
5.000%, 12/01/2027	230,000	267,179
5.000%, 12/01/2032(Callable 12/01/2027)	350,000	400,999
VDW Metropolitan District No. 2,
1.250%, 12/01/2018(Insured by AGM)	65,000	65,042
Vista Ridge Metropolitan District:
5.000%, 12/01/2025(Insured by BAM)	600,000	711,072
5.000%, 12/01/2026(Insured by BAM)	460,000	549,879
		9,913,601	5.2%
Connecticut
City of Hartford CT,
5.000%, 04/01/2027(Callable 04/01/2023)	500,000	537,970
City of New Haven CT,
2.500%, 05/15/2018	100,000	100,678
Connecticut Housing Finance Authority,
4.000%, 11/15/2047(Callable 11/15/2026)	250,000	271,308
State of Connecticut:
5.000%, 04/15/2024	175,000	203,278
5.000%, 07/15/2030(Callable 07/15/2023)	225,000	250,742
5.000%, 09/01/2033(Callable 09/01/2026)	300,000	343,827
Town of Hamden CT,
4.000%, 08/15/2019(Insured by BAM)	250,000	261,695
		1,969,498	1.0%
District of Columbia
District of Columbia,
5.250%, 07/15/2045(Pre-refunded to 07/15/2018)(Insured by AGM)	100,000	103,250
District of Columbia Housing Finance Agency,
3.500%, 06/15/2023	470,000	484,927
Metropolitan Washington Airports Authority:
5.000%, 10/01/2033(Callable 10/01/2025)	250,000	292,860
6.500%, 10/01/2041(Callable 10/01/2026)	305,000	391,104
0.000%, 10/01/2044(Callable 10/01/2028)	180,000	223,328

0.000%, 10/01/2044(Callable 10/01/2028)	295,000	352,021
Washington Metropolitan Area Transit Authority,
5.250%, 07/01/2024(Pre-refunded to 07/01/2019)	50,000	53,674
		1,901,164	1.0%
Florida
City of Orlando FL:
5.000%, 10/01/2027(Pre-refunded to 10/01/2020)	100,000	111,332
5.000%, 11/01/2034(Callable 11/01/2027)(Insured by AGM)	775,000	904,518
City of Tallahassee FL,
5.000%, 10/01/2033(Callable 10/01/2025)	1,240,000	1,465,345
County of Bay FL,
4.000%, 09/01/2018	250,000	256,390
County of Miami-Dade FL:
5.000%, 04/01/2027(Callable 04/01/2026)	120,000	144,768
0.000%, 10/01/2034(Callable 10/01/2029)	145,000	177,424
0.000%, 10/01/2039(Callable 10/01/2029)	100,000	120,441
Florida Housing Finance Corp.,
4.000%, 07/01/2047(Callable 07/01/2025)	350,000	376,306
Florida Municipal Power Agency,
5.000%, 10/01/2031(Callable 10/01/2018)	130,000	134,408
Hillsborough County Aviation Authority,
5.000%, 10/01/2035(Callable 10/01/2024)	500,000	566,715
Hillsborough County Revenue Bonds,
0.000%, 05/15/2018	100,000	102,668
Hollywood Community Redevelopment Agency,
5.000%, 03/01/2018	200,000	203,222
Martin County Health Facilities Authority:
3.370%, 11/15/2021	295,000	312,933
5.000%, 11/15/2023	260,000	300,638
Miami Health Facilities Authority:
5.000%, 07/01/2020	140,000	150,186
5.000%, 07/01/2021	250,000	273,230
Monroe County School District,
5.000%, 10/01/2025(Insured by AGM)	200,000	241,498
Palm Beach County Health Facilities Authority,
4.750%, 07/01/2025(Callable 07/01/2020)(Insured by AGM)	130,000	139,823
Pinellas County Health Facilities Authority,
1.796%, 11/15/2023(Callable 10/02/2017)(6)	325,000	309,241
Pinellas County School Board,
5.000%, 07/01/2033(Callable 07/01/2027)	515,000	608,606
Reedy Creek Improvement District,
4.000%, 06/01/2035(Callable 06/01/2027)(4)	1,000,000	1,074,450
Village Community Development District No. 7,
4.000%, 05/01/2021	240,000	255,209
		8,229,351	4.3%
Georgia
Bartow County Development Authority,
2.700%, 08/01/2043(Mandatory Tender Date 08/23/2018)	170,000	171,416
Burke County Development Authority:
1.800%, 10/01/2032	140,000	140,202
2.350%, 10/01/2032(Mandatory Tender Date 12/11/2020)	100,000	100,766
1.850%, 12/01/2049(Mandatory Tender Date 08/22/2019)	140,000	139,871
Chatham County Hospital Authority,
5.000%, 01/01/2031(Callable 01/01/2022)	150,000	166,926
City of Atlanta GA:
5.000%, 01/01/2025(Callable 01/01/2020)	225,000	240,761
5.000%, 01/01/2028(Callable 01/01/2020)	1,000,000	1,066,630
City of Dahlonega GA,
4.000%, 09/01/2021(Insured by AGM)	150,000	163,951
Gainesville & Hall County Hospital Authority,
5.000%, 02/15/2029(Callable 02/15/2027)	475,000	562,709
Morgan County Hospital Authority,
2.750%, 09/01/2019(Callable 03/01/2019)	750,000	754,305
Murray County School District,
4.000%, 10/01/2017	240,000	240,000
		3,747,537	2.0%
Illinois
Bureau County Township High School District No. 502,
6.625%, 10/01/2043(Pre-refunded to 12/01/2023)(Insured by BAM)	210,000	271,673
Chicago O’Hare International Airport,
5.500%, 01/01/2031(Pre-refunded to 1/01/2021)	510,000	580,094
City of Berwyn IL,
4.000%, 12/01/2020	100,000	105,685
City of Chicago IL:
5.000%, 01/01/2018(Insured by BHAC)	150,000	151,418
4.000%, 01/01/2019	210,000	216,787
4.250%, 01/01/2019	175,000	179,594
5.000%, 01/01/2021(Callable 01/01/2020)	100,000	105,375
5.000%, 01/01/2023(Callable 01/01/2020)	125,000	130,520
5.000%, 01/01/2023	170,000	194,174
5.000%, 01/01/2024	250,000	276,467
5.000%, 01/01/2025(Callable 01/01/2024)	110,000	127,249
5.000%, 01/01/2026(Callable 10/30/2017)(Insured by AGM)	60,000	60,182
5.000%, 01/01/2026(Callable 01/01/2024)	250,000	270,567
City of Country Club Hills IL,
4.000%, 12/01/2019(Insured by BAM)	195,000	204,091

City of Flora IL,
4.000%, 11/15/2023(Callable 11/15/2017)(Insured by AMBAC)	240,000	240,000
Coles Cumberland Moultrie Etc Counties Community Unit School District No. 2,
4.000%, 12/01/2018(Insured by BAM)	250,000	257,340
Cook & Will Counties School District No. 194:
4.000%, 12/01/2025(Callable 12/01/2024)(Insured by BAM)	160,000	174,109
4.000%, 12/01/2026(Callable 12/01/2024)(Insured by BAM)	130,000	140,405
Cook County Community College District No. 508,
5.000%, 12/01/2017	200,000	201,080
Cook County Community College District No. 524,
5.000%, 12/01/2021(Callable 12/01/2017)	500,000	503,015
Cook County Community Consolidated School District No. 65,
0.000%, 12/01/2023	200,000	169,436
Cook County School District No. 83,
5.625%, 06/01/2033	245,000	284,661
County of Washington IL,
0.000%, 12/15/2029 (4)	275,000	300,339
DeKalb County Community Unit School District No. 428,
0.000%, 01/01/2030(Callable 07/01/2020)	300,000	156,852
Ford Etc Counties Community Unit School District No. 10,
5.000%, 12/01/2027(Callable 12/01/2026)(Insured by AGM)	550,000	641,355
Illinois Finance Authority:
4.000%, 11/15/2017	100,000	100,342
5.000%, 02/15/2021	100,000	109,376
5.000%, 10/01/2021	170,000	186,254
5.000%, 10/01/2023	205,000	229,477
5.000%, 01/01/2029(Callable 01/01/2027)	430,000	492,608
5.250%, 02/15/2030(Callable 02/15/2020)	245,000	263,309
5.000%, 08/01/2030(Callable 08/01/2024)	300,000	347,001
5.000%, 12/01/2030(Callable 12/01/2021)	535,000	596,044
4.000%, 05/15/2034(Callable 05/15/2026)	180,000	183,618
2.216%, 05/01/2036 (1 Month LIBOR USD + 1.350%)(Callable 11/01/2020)(Mandatory Tender Date 05/01/2021)(2)	300,000	301,980
5.375%, 08/15/2039(Pre-refunded to 08/15/2018)	65,000	67,458
6.625%, 11/01/2039(Pre-refunded to 05/01/2019)	50,000	54,333
Illinois Housing Development Authority:
3.100%, 02/01/2035(Callable 02/01/2026)	1,250,000	1,196,913
2.450%, 06/01/2043(Callable 01/01/2023)	835,526	825,140
Illinois State University,
5.000%, 04/01/2023(Callable 04/01/2021)	440,000	477,356
Joliet Park District,
4.000%, 02/01/2018	350,000	352,516
Knox & Warren Counties Community Unit School District No. 205,
6.125%, 01/01/2036(Callable 01/01/2021)	285,000	320,118
Lake County Community Consolidated School District No. 34,
3.000%, 01/01/2019 (4)	100,000	102,078
Metropolitan Pier & Exposition Authority:
5.500%, 12/15/2023	150,000	170,914
5.700%, 06/15/2025(Callable 06/15/2022)	50,000	58,174
Monroe & St. Clair Counties Community Unit School District No. 5,
5.000%, 04/15/2021(Insured by BAM)	100,000	111,306
Ogle & Winnebago Counties Community Unit School District:
5.000%, 12/01/2023(Insured by BAM)	400,000	460,704
5.000%, 12/01/2024(Insured by BAM)	100,000	114,811
Sangamon County Water Reclamation District,
5.000%, 01/01/2021	80,000	87,659
State of Illinois:
0.000%, 08/01/2019	150,000	141,952
0.000%, 08/01/2019	110,000	104,098
5.000%, 02/01/2021	550,000	591,074
5.000%, 01/01/2022(Callable 01/01/2020)	220,000	230,056
5.000%, 08/01/2024(Callable 08/01/2022)	665,000	711,670
5.000%, 05/01/2027(Callable 05/01/2024)	150,000	161,108
5.250%, 07/01/2028(Callable 07/01/2023)	175,000	189,571
5.500%, 07/01/2033(Callable 07/01/2023)	410,000	444,760
Town of Cicero IL,
5.000%, 01/01/2019(Insured by AGM)	400,000	417,440
Village of Cary IL,
1.500%, 03/01/2019(Insured by BAM)	128,000	128,070
Village of Crestwood IL:
2.000%, 12/15/2018(Insured by BAM)	525,000	528,481
4.000%, 12/15/2021(Insured by BAM)	250,000	268,680
4.500%, 12/15/2026(Callable 12/15/2022)(Insured by BAM)	200,000	216,340
Village of Franklin Park IL,
5.000%, 04/01/2023(Insured by BAM)	460,000	524,782
Village of River Grove IL:
4.000%, 12/15/2026(Insured by BAM)	80,000	82,865
4.000%, 12/15/2027(Callable 12/15/2026)(Insured by BAM)	185,000	190,159
4.000%, 12/15/2028(Callable 12/15/2026)(Insured by BAM)	205,000	209,428
Village of Rosemont IL,
5.375%, 12/01/2031(Callable 12/01/2020)	685,000	749,726
Will County Community High School District:
4.000%, 01/01/2022(Callable 01/01/2019)	75,000	74,303
0.000%, 01/01/2023(Insured by AGM)	140,000	114,800
0.000%, 01/01/2028	100,000	65,653
0.000%, 01/01/2033	20,000	15,721
0.000%, 01/01/2033	25,000	9,769

Will County IL School District No. 365,
0.000%, 11/01/2021(Insured by AGM)	300,000	277,176
Will County Township High School District No. 204:
5.000%, 01/01/2025	125,000	147,216
6.250%, 01/01/2031(Callable 01/01/2021)	300,000	342,798
Will Grundy Etc Counties Community College District No 525,
6.250%, 06/01/2024(Callable 06/01/2018)(Partially Pre-refunded)	300,000	309,759
		20,399,412	10.6%
Indiana
Carmel Redevelopment Authority,
4.000%, 08/01/2033(Callable 08/01/2022)	250,000	264,495
City of Jeffersonville IN Sewage Works Revenue:
5.000%, 01/01/2029(Callable 01/01/2028)(Insured by BAM)	770,000	929,074
5.000%, 01/01/2030(Callable 01/01/2028)(Insured by BAM)	325,000	390,530
City of Rockport IN,
1.750%, 06/01/2025(Mandatory Tender Date 06/01/2018)	400,000	400,784
City of Whiting IN,
1.850%, 06/01/2044(Mandatory Tender Date 10/01/2019)	300,000	302,292
Indiana Bond Bank:
1.600%, 10/15/2022 (SIFMA Municipal Swap Index + 0.660%)(2)	100,000	96,377
1.843%, 10/15/2022 (3 Month LIBOR USD + 0.970%)(2)	510,000	511,928
Indiana Finance Authority,
5.500%, 08/15/2045(Callable 08/15/2020)	165,000	174,010
Indiana Health & Educational Facilities Financing Authority,
1.750%, 11/15/2031(Mandatory Tender Date 11/02/2021)	500,000	503,540
		3,573,030	1.9%
Iowa
City of Coralville IA:
4.000%, 06/01/2019	100,000	103,633
4.000%, 05/01/2022	100,000	106,449
4.000%, 05/01/2037(Callable 05/01/2025)	500,000	500,310
4.250%, 05/01/2037(Callable 05/01/2022)	450,000	462,231
Iowa Finance Authority,
0.960%, 12/01/2033(Callable 10/02/2017)(Optional Put Date 10/06/2017)(1)	400,000	400,000
Iowa Higher Education Loan Authority:
2.000%, 12/01/2018(Callable 06/01/2018)	1,000,000	1,003,990
0.970%, 11/01/2030(Callable 10/02/2017)(1)	1,850,000	1,850,000
		4,426,613	2.3%
Kansas
City of Hutchinson KS:
4.000%, 12/01/2020	330,000	345,972
4.000%, 12/01/2021	440,000	465,204
5.000%, 12/01/2022	140,000	154,984
City of Wichita KS,
3.000%, 09/01/2023(Callable 09/01/2022)	400,000	402,544
State of Kansas Department of Transportation,
1.229%, 09/01/2019 (1 Month LIBOR USD + 0.400%)(2)	115,000	115,110
		1,483,814	0.8%
Kentucky
Louisville & Jefferson County Metropolitan Government,
5.000%, 10/01/2019	325,000	347,932	0.2%
Louisiana
Louisiana Public Facilities Authority,
5.000%, 10/01/2023	1,000,000	1,103,200	0.6%
Maine
Maine State Housing Authority:
3.500%, 11/15/2045(Callable 05/15/2025)	290,000	306,788
4.000%, 11/15/2045(Callable 11/15/2025)	625,000	682,332
3.500%, 11/15/2046(Callable 11/15/2025)	75,000	78,695
		1,067,815	0.6%
Massachusetts
Commonwealth of Massachusetts,
5.000%, 07/01/2033(Callable 07/01/2026)	1,160,000	1,381,456
Eaton Vance Municipal Bond Fund II,
1.990%, 07/01/2019 (SIFMA Municipal Swap Index + 1.050%)(Callable 10/30/2017)(2)(3)	150,000	150,001
Massachusetts Clean Water Trust,
5.000%, 02/01/2031(Callable 02/01/2026)	750,000	903,915
Town of Ashburnham MA,
4.250%, 07/01/2021(Callable 07/01/2018)	700,000	716,030
		3,151,402	1.6%
Michigan
Adrian City School District,
5.000%, 05/01/2029(Callable 05/01/2027)(Insured by Q-SBLF)	125,000	149,235
City of Detroit MI:
4.250%, 07/01/2018	100,000	102,162
5.000%, 07/01/2039(Callable 07/01/2022)(Insured by AGM)	155,000	168,607
5.250%, 07/01/2041(Callable 07/01/2021)	50,000	54,194
City of Wyandotte MI,
5.000%, 10/01/2023(Insured by BAM)	25,000	28,325
Detroit Michigan School District,
0.000%, 05/01/2033	1,000,000	1,100,210
Hudsonville Public Schools,
4.000%, 05/01/2018(Insured by Q-SBLF)	100,000	101,671
Lake Orion Community School District,
5.000%, 05/01/2025(Insured By Q-SBLF)	1,635,000	1,959,204

Michigan Finance Authority,
5.000%, 07/01/2034(Callable 07/01/2025)	250,000	279,913
Warren Consolidated Schools:
5.000%, 05/01/2019(Insured by BAM)	130,000	137,570
5.000%, 05/01/2025(Insured by BAM)	300,000	359,487
Western Michigan University,
5.000%, 11/15/2029(Callable 05/15/2025)	250,000	290,460
Ypsilanti School District,
4.000%, 05/01/2020(Insured by Q-SBLF)	50,000	53,241
		4,784,279	2.5%
Minnesota
City of Maple Grove MN:
5.000%, 05/01/2027	200,000	238,218
5.000%, 05/01/2031(Callable 05/01/2027)	200,000	230,740
City of Plato MN,
4.000%, 04/01/2021	280,000	299,494
Minnesota Housing Finance Agency:
4.375%, 07/01/2026(Callable 07/01/2021)	160,000	168,253
4.000%, 01/01/2047(Callable 01/01/2026)	1,070,000	1,145,060
Plymouth Intermediate District No. 287:
4.000%, 02/01/2026	600,000	666,312
4.000%, 02/01/2027	200,000	222,878
4.000%, 02/01/2028(Callable 02/01/2027)	350,000	386,375
4.000%, 02/01/2037(Callable 02/01/2027)	250,000	263,123
		3,620,453	1.9%
Mississippi
City of Jackson MS,
4.000%, 09/01/2018(Insured by BAM)	250,000	255,770
Mississippi Development Bank:
5.500%, 10/01/2019	550,000	585,002
4.375%, 03/01/2023(Callable 07/01/2019)	150,000	156,311
6.750%, 12/01/2033(Callable 12/01/2023)(Insured by AGM)	100,000	125,816
0.940%, 12/01/2039(Optional Put Date 10/02/2017) (1)	250,000	250,000
State of Mississippi,
5.000%, 10/15/2034(Callable 10/15/2025)	1,000,000	1,125,860
		2,498,759	1.3%
Missouri
County of Boone MO,
4.000%, 08/01/2019	250,000	260,808
Missouri Housing Development Commission:
3.700%, 11/01/2035(Callable 05/01/2025)	210,000	212,631
4.000%, 05/01/2042(Callable 11/01/2026)	1,250,000	1,359,375
Move Rolla Transportation Development District,
3.750%, 06/01/2029(Callable 06/01/2026)	500,000	512,260
St Louis Municipal Finance Corp.,
3.000%, 06/01/2020(Insured by AGM)	130,000	134,997
St Louis Regional Convention & Sports Complex Authority,
5.250%, 08/15/2019(Insured by AMBAC)	70,000	74,558
St. Charles County School District No. R-IV,
4.000%, 03/01/2029(Callable 03/01/2026) (4)	1,000,000	1,116,280
State of Missouri Environmental Improvement & Energy Resources Authority,
1.365%, 12/01/2022(Callable 10/02/2017)(6)	500,000	477,092
State of Missouri Health & Educational Facilities Authority:
4.000%, 08/01/2018	100,000	101,408
4.000%, 08/01/2019	150,000	154,127
		4,403,536	2.3%
Montana
City of Billings MT:
5.000%, 07/01/2028(Callable 07/01/2027)	300,000	369,162
5.000%, 07/01/2029(Callable 07/01/2027)	550,000	672,501
Montana Board of Housing:
3.600%, 12/01/2030(Callable 06/01/2022)	480,000	491,376
3.600%, 12/01/2047(Callable 12/01/2026) (4)	250,000	243,700
		1,776,739	0.9%
Nebraska
County of Buffalo NE:
4.000%, 12/15/2029(Callable 09/13/2021)	200,000	213,138
4.000%, 12/15/2031(Callable 09/13/2021)	300,000	317,727
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2019	150,000	158,575
Gering School District:
5.000%, 12/01/2031(Callable 05/30/2022)	25,000	28,036
5.000%, 12/01/2033(Callable 05/30/2022)	430,000	480,998
5.000%, 12/01/2034(Callable 05/30/2022)	300,000	335,157
Nebraska Investment Finance Authority,
3.500%, 09/01/2046(Callable 03/01/2025)	200,000	212,276
Papio-Missouri River Natural Resource District:
4.000%, 12/15/2027(Callable 06/15/2022)	200,000	215,522
4.000%, 12/15/2028(Callable 06/15/2022)	210,000	225,813
		2,187,242	1.1%
Nevada
City of North Las Vegas NV:
2.000%, 12/01/2017	190,000	190,224
2.000%, 12/01/2018	190,000	191,197
Nevada Housing Division:
4.400%, 04/01/2029(Callable 10/01/2021)	860,000	895,716
5.375%, 10/01/2039(Callable 04/01/2019)	285,000	290,979
		1,568,116	0.8%

New Jersey
City of Atlantic City NJ:
4.000%, 03/01/2019 (4)	200,000	207,082
5.000%, 03/01/2020 (4)	200,000	215,802
5.000%, 03/01/2021	100,000	110,225
City of Summit NJ,
2.000%, 04/06/2018	100,000	100,504
Landis Sewage Authority,
3.127%, 09/19/2019(6)	100,000	97,025
New Jersey Economic Development Authority:
5.000%, 06/15/2023(Insured by BAM)	275,000	311,927
5.000%, 03/01/2024(Callable 03/01/2023)	150,000	166,062
3.125%, 07/01/2029(Callable 07/01/2027)	200,000	197,376
New Jersey Health Care Facilities Financing Authority:
5.000%, 07/01/2025(Insured by AGM)	200,000	239,040
4.500%, 11/15/2025(Callable 11/15/2020)	150,000	160,757
4.000%, 07/01/2026(Callable 07/01/2022)	1,000,000	1,075,040
5.000%, 07/01/2026(Callable 07/01/2025)(Insured by AGM)	225,000	266,636
New Jersey Housing & Mortgage Finance Agency,
1.350%, 02/01/2020(Mandatory Tender Date 02/01/2019)	400,000	400,260
New Jersey Transportation Trust Fund Authority:
5.250%, 12/15/2019	345,000	369,623
5.000%, 06/15/2021(Callable 06/15/2018)	350,000	360,913
0.000%, 12/15/2024	340,000	285,729
New Jersey Turnpike Authority:
5.000%, 01/01/2026(Callable 01/01/2023)	500,000	575,930
0.000%, 01/01/2030 (1 Month LIBOR USD + 0.750%)(Callable 07/01/2022)(Mandatory Tender Date 01/01/2023) (2) (4)	650,000	649,681
		5,789,612	3.0%
New Mexico
New Mexico Municipal Energy Acquisition Authority,
1.579%, 11/01/2039 (1 Month LIBOR USD + 0.750%)(Callable 02/01/2019)(Mandatory Tender Date 08/01/2019) (2)	315,000	314,811	0.2%

New York
Brooklyn Arena Local Development Corp.,
4.000%, 07/15/2029(Callable 01/15/2027)(Insured by AGM)	610,000	671,030
City of New York NY,
5.250%, 07/01/2029(Callable 07/01/2023)	250,000	289,903
County of Nassau NY:
5.000%, 07/01/2022(Callable 07/01/2018)(Insured by AGM)	95,000	97,853
5.000%, 07/01/2022(Callable 07/01/2018)(Insured by AGM)	5,000	5,136
Long Island Power Authority,
1.516%, 05/01/2033 (1 Month LIBOR USD + 0.650%)(Callable 05/01/2018)(Mandatory Tender Date 11/01/2018)(2)	200,000	200,256
Metropolitan Transportation Authority,
5.000%, 11/15/2038(Callable 11/15/2023)	300,000	345,042
MTA Hudson Rail Yards Trust Obligations,
5.000%, 11/15/2046(Callable 11/15/2019)	1,250,000	1,330,263
Nassau Health Care Corp.,
2.750%, 01/16/2018	450,000	450,909
New York City Transitional Finance Authority:
1.000%, 11/01/2022(Optional Put Date 10/02/2017) (1)	300,000	300,000
1.000%, 08/01/2023(Callable 10/02/2017) (1)	100,000	100,000
New York City Water & Sewer System:
1.000%, 06/15/2032(Callable 10/16/2017)(Optional Put Date 10/02/2017) (1)	400,000	400,000
1.100%, 06/15/2032(Callable 10/16/2017)(Optional Put Date 10/02/2017) (1)	1,175,000	1,175,000
New York State Dormitory Authority:
4.000%, 12/01/2018	400,000	409,316
5.000%, 07/01/2023	150,000	177,067
5.000%, 03/15/2026(Callable 03/15/2025)	1,355,000	1,639,225
New York State Energy Research & Development Authority,
1.540%, 12/01/2020(6)	750,000	741,211
Niskayuna Central School District,
1.630%, 03/15/2019	165,000	164,952
Port Authority of New York & New Jersey,
5.000%, 09/01/2031(Callable 09/01/2024)	270,000	318,408
State of New York,
1.712%, 02/13/2032(Callable 10/05/2017)(6)	125,000	117,772
State of New York Mortgage Agency,
3.500%, 10/01/2043(Callable 04/01/2023)	430,000	449,393
		9,382,736	4.9%
North Carolina
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022	150,000	168,576
North Carolina Housing Finance Agency,
4.000%, 07/01/2047(Callable 01/01/2027)	650,000	705,016
North Carolina Medical Care Commission,
5.000%, 10/01/2019(Callable 10/01/2017)	150,000	150,000
		1,023,592	0.5%
North Dakota
City of Mandan ND,
2.750%, 09/01/2041(Callable 10/30/2017)	335,000	333,047
County of Ward ND,
4.000%, 04/01/2026(Callable 04/01/2023)(Insured by AGM)	1,030,000	1,105,025
Jamestown Park District,
2.900%, 07/01/2035(Callable 10/16/2017)	860,000	829,066
North Dakota Housing Finance Agency,
3.500%, 07/01/2046(Callable 01/01/2026)	465,000	496,811
		2,763,949	1.4%

Ohio
American Municipal Power, Inc.,
5.250%, 02/15/2027(Callable 02/15/2022)	245,000	280,892
City of Bowling Green OH,
4.500%, 06/01/2019(ETM)	150,000	155,668
City of Cleveland OH:
5.000%, 10/01/2023	430,000	507,856
5.000%, 01/01/2025(Insured by AGM)	100,000	119,391
Clermont County Port Authority,
5.000%, 12/01/2023(Insured by BAM)	300,000	348,519
Columbus-Franklin County Finance Authority:
3.820%, 11/15/2036(Callable 11/15/2021)	500,000	503,015
4.000%, 11/15/2038(Callable 05/15/2022)	350,000	350,133
County of Crawford OH,
1.430%, 11/01/2017(Callable 10/30/2017)	300,000	300,081
County of Licking OH:
4.000%, 12/01/2026(Callable 12/01/2021)	105,000	113,299
4.000%, 12/01/2027(Callable 12/01/2021)	60,000	64,469
4.000%, 12/01/2028(Callable 12/01/2021)	250,000	267,690
Lancaster Port Authority,
1.449%, 08/01/2019 (1 Month LIBOR USD + 0.620%)(Callable 02/01/2019)(2)	200,000	199,640
New Riegel Local School District:
4.000%, 12/01/2033(Callable 12/01/2020)(Insured by BAM)	215,000	226,683
4.000%, 12/01/2035(Callable 12/01/2020)(Insured by BAM)	345,000	363,640
4.000%, 12/01/2037(Callable 12/01/2020)(Insured by BAM)	210,000	221,082
Ohio Housing Finance Agency:
3.200%, 09/01/2036(Callable 09/01/2025)	945,000	930,976
4.000%, 03/01/2047(Callable 09/01/2025)	455,000	484,903
Ohio Turnpike & Infrastructure Commission:
0.000%, 02/15/2034(Callable 02/15/2031)	150,000	146,226
0.000%, 02/15/2036(Callable 02/15/2031)	335,000	324,669
State of Ohio,
5.000%, 11/15/2028(Callable 05/15/2023)	225,000	261,988
Wayne County Public Library,
0.000%, 12/01/2017	100,000	99,830
		6,270,650	3.3%
Oklahoma
Oklahoma City Industrial & Cultural Facilities Trust,
1.470%, 06/01/2019(Callable 10/02/2017)(6)	50,000	49,104
Oklahoma Housing Finance Agency,
3.300%, 03/01/2031(Callable 03/01/2022)	740,000	758,973
Oklahoma Water Resources Board,
5.000%, 10/01/2028(Callable 10/01/2024)	180,000	216,517
		1,024,594	0.5%
Oregon
Clackamas Community College District,
0.000%, 06/15/2040(Callable 06/15/2027)	300,000	305,430
Umatilla County School District No. 6R,
0.000%, 06/15/2035(Callable 06/15/2027)	415,000	367,155
Washington & Multnomah Counties School District No 48J:
0.000%, 06/15/2035(Callable 06/15/2027)	505,000	574,877
0.000%, 06/15/2036(Callable 06/15/2027)	900,000	1,020,402
		2,267,864	1.2%
Pennsylvania
Bethlehem Area School District,
5.000%, 10/15/2017	115,000	115,155
Bethlehem Parking Authority,
2.000%, 10/01/2018	250,000	252,195
City of Philadelphia PA,
5.000%, 08/01/2020	270,000	296,379
Greater Latrobe School Authority,
2.250%, 04/15/2019(Callable 10/30/2017)	670,000	670,945
Indiana County Industrial Development Authority,
1.450%, 09/01/2020(Callable 03/01/2020)	1,000,000	997,730
Montgomery County Industrial Development Authority,
1.010%, 11/15/2029(Optional Put Date 10/02/2017)(1)	1,750,000	1,750,000
Northampton County General Purpose Authority,
2.340%, 08/15/2043 (SIFMA Municipal Swap Index + 1.400%)(Callable 02/15/2020)(Mandatory Tender Date 08/15/2020)(2)	225,000	226,564
Penn Hills School District,
5.000%, 11/15/2018	410,000	425,359
Pennsylvania Higher Educational Facilities Authority,
5.250%, 07/01/2019	510,000	529,757
Pennsylvania Housing Finance Agency,
3.500%, 10/01/2046(Callable 10/01/2025)	510,000	537,907
Pennsylvania Turnpike Commission:
5.000%, 06/01/2019	25,000	26,587
5.000%, 06/01/2020	50,000	54,823
5.000%, 12/01/2023(Pre-refunded to 12/01/2019)	200,000	216,564
0.000%, 12/01/2028	305,000	338,940
0.000%, 12/01/2030(Callable 12/01/2027)	475,000	595,403
0.000%, 12/01/2030(Callable 12/01/2027)	205,000	261,115
0.000%, 12/01/2038(Callable 12/01/2027)	65,000	80,707
0.000%, 12/01/2038(Callable 12/01/2028)	290,000	307,325
Reading School District,
5.000%, 02/01/2023	230,000	263,948

School District of Philadelphia,
5.000%, 09/01/2018	300,000	308,742
Scranton School District,
4.000%, 06/01/2018	500,000	507,420
Upper Moreland Township School District,
5.000%, 10/01/2030(Callable 04/01/2025)	250,000	294,155
West Mifflin Sanitary Sewer Municipal Authority,
4.000%, 08/01/2020(Insured by BAM)	125,000	133,402
		9,191,122	4.8%
Puerto Rico
Commonwealth of Puerto Rico:
4.750%, 07/01/2018	60,000	61,211
5.500%, 07/01/2018	200,000	204,794
		266,005	0.1%
Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021(Insured by AGM)	80,000	85,498
Rhode Island Health & Educational Building Corp.:
5.000%, 05/15/2024	200,000	235,110
1.040%, 04/01/2035(Optional Put Date 10/02/2017) (1)	350,000	350,000
Rhode Island Housing & Mortgage Finance Corp.:
0.800%, 04/01/2044(Mandatory Tender Date 10/02/2017)	475,000	475,000
1.050%, 10/01/2044(Callable 10/05/2017)(Mandatory Tender Date 04/01/2018)	150,000	149,982
3.500%, 10/01/2046(Callable 04/01/2025)	135,000	140,474
		1,436,064	0.8%
South Carolina
County of Florence SC,
5.000%, 11/01/2033(Callable 11/01/2024)	250,000	283,713
Scago Educational Facilities Corp. for Union School District,
5.000%, 12/01/2023(Insured by BAM)	500,000	589,070
South Carolina Public Service Authority:
5.000%, 01/01/2021(Callable 07/01/2020)	150,000	162,835
5.000%, 12/01/2022	165,000	188,285
Sumter Two School Facilities, Inc.,
5.000%, 12/01/2023(Insured by BAM)	200,000	230,974
University of South Carolina,
5.000%, 05/01/2023	140,000	163,915
		1,618,792	0.8%
South Dakota
South Dakota Health & Educational Facilities Authority,
5.000%, 09/01/2028(Pre-refunded to 09/01/2020)	330,000	366,468
South Dakota Housing Development Authority,
3.375%, 05/01/2033(Callable 05/01/2022)	390,000	393,194
		759,662	0.4%
Tennessee
Knox County Health Educational & Housing Facility Board:
1.150%, 08/01/2018	625,000	625,150
5.000%, 04/01/2022	200,000	224,386
5.000%, 01/01/2026(Callable 01/01/2023)	145,000	163,392
5.000%, 04/01/2028(Callable 04/01/2027)	425,000	493,633
Nashville & Davidson County Metropolitan Government,
1.550%, 11/15/2030(Mandatory Tender Date 11/03/2020)	255,000	256,150
Tennessee Energy Acquisition Corp.,
5.625%, 09/01/2026	50,000	59,292
Tennessee Housing Development Agency:
4.000%, 01/01/2042(Callable 07/01/2026)	300,000	326,100
4.000%, 07/01/2043(Callable 01/01/2023)	65,000	67,793
4.000%, 07/01/2045(Callable 01/01/2025)	195,000	208,196
		2,424,092	1.3%
Texas
Allen Independent School District,
5.000%, 02/15/2023(PSF Guaranteed)	350,000	410,959
Arlington Higher Education Finance Corp.,
4.000%, 08/15/2028(Callable 08/15/2026)(PSF Guaranteed)	250,000	273,405
Bexar County Health Facilities Development Corp.,
5.000%, 07/15/2021	145,000	160,825
City of Round Rock TX:
4.000%, 12/01/2022	280,000	308,627
4.000%, 12/01/2024	205,000	228,169
Clifton Higher Education Finance Corp.,
5.000%, 08/15/2018	180,000	185,765
Corpus Christi Independent School District,
2.000%, 08/15/2047(Mandatory Tender Date 08/15/2019)(PSF Guaranteed)	750,000	760,342
Crane County Water District,
5.000%, 02/15/2023	250,000	290,328
Danbury Higher Education Authority, Inc.:
4.000%, 02/15/2027(PSF Guaranteed)	200,000	223,492
4.000%, 02/15/2028(Callable 02/15/2027)(PSF Guaranteed)	200,000	221,560
4.000%, 02/15/2030(Callable 02/15/2027)(PSF Guaranteed)	200,000	218,786
4.000%, 02/15/2031(Callable 02/15/2027)(PSF Guaranteed)	200,000	217,072
5.000%, 02/15/2047(Callable 02/15/2027)(PSF Guaranteed)	500,000	551,610
Dickinson Independent School District,
1.350%, 08/01/2037(Mandatory Tender Date 08/01/2019)(PSF Guaranteed)	750,000	751,350
Fort Bend Independent School District,
1.350%, 08/01/2042(Mandatory Tender Date 08/01/2020)(PSF Guaranteed)(4)	1,000,000	998,890

Grand Parkway Transportation Corp.,
0.000%, 10/01/2048(Callable 10/01/2028)	250,000	232,753
Harris County Cultural Education Facilities Finance Corp.:
5.000%, 12/01/2026(Callable 12/01/2024)	100,000	117,369
5.000%, 12/01/2035(Callable 12/01/2022)	435,000	478,939
Harris County Municipal Utility District No. 390:
2.000%, 04/01/2018(Insured by BAM)	140,000	140,460
2.000%, 04/01/2019(Insured by BAM)	375,000	376,819
Harris County Municipal Utility District No. 71,
4.000%, 09/01/2028(Callable 09/01/2023)(Insured by BAM)	250,000	266,655
Laredo Community College District:
5.000%, 08/01/2028(Callable 08/01/2027)(Insured by BAM)	250,000	304,153
5.000%, 08/01/2030(Callable 08/01/2027)(Insured by BAM)	500,000	598,670
Leander Independent School District,
0.000%, 08/15/2047(Pre-refunded to 8/15/24)(PSF Guaranteed)	950,000	238,792
Mansfield Independent School District,
5.000%, 02/15/2047(Callable 02/15/2020)(PSF Guaranteed)	1,400,000	1,509,074
Mesquite Independent School District,
5.000%, 08/15/2029(Callable 08/15/2025)(PSF Guaranteed)	500,000	595,440
Millsap Independent School District,
0.000%, 02/15/2018	125,000	124,263
New Hope Cultural Education Facilities Finance Corp.:
1.000%, 02/01/2018(Callable 10/20/2017)	200,000	199,946
3.000%, 07/01/2019	125,000	127,390
4.000%, 04/01/2020	175,000	182,823
4.000%, 07/01/2022	120,000	129,173
3.625%, 08/15/2022(Callable 08/15/2021)	230,000	231,782
North Texas Tollway Authority:
5.000%, 01/01/2024	100,000	119,143
5.000%, 01/01/2033(Callable 01/01/2026)	675,000	786,321
0.000%, 09/01/2043(Callable 09/01/2031)	300,000	319,938
Rosebud-Lott Independent School District:
5.500%, 02/15/2030(Callable 02/15/2025)(PSF Guaranteed)	100,000	121,795
5.500%, 02/15/2031(Callable 02/15/2025)(PSF Guaranteed)	100,000	121,492
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2022	115,000	134,472
Siena Municipal Utility District No. 1,
2.250%, 09/01/2018(Insured by BAM)	75,000	75,875
Tarrant County Cultural Education Facilities Finance Corp.,
2.100%, 11/15/2017	200,000	200,114
Texas Municipal Gas Acquisition & Supply Corp. I:
5.625%, 12/15/2017	110,000	110,585
5.250%, 12/15/2018	145,000	150,838
5.250%, 12/15/2019	40,000	43,125
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2026(Callable 12/15/2022)	190,000	214,803
5.000%, 12/15/2028(Callable 12/15/2022)	500,000	560,060
Viridian Municipal Management District,
6.000%, 12/01/2035(Callable 12/01/2024)(Insured by BAM)	90,000	109,610
Washington County Junior College District,
5.000%, 10/01/2028(Callable 04/01/2026)(Insured by BAM)	500,000	590,935
		15,314,787	8.0%
Utah
Salt Lake City Corp.,
5.000%, 07/01/2030(Callable 07/01/2027)	130,000	158,200
Utah Charter School Finance Authority:
4.000%, 04/15/2019	205,000	213,089
5.000%, 04/15/2027(Callable 04/15/2026)	365,000	426,477
5.000%, 04/15/2028(Callable 04/15/2026)	720,000	835,337
5.000%, 04/15/2037(Callable 04/15/2026)	520,000	575,489
Utah Housing Corp.,
4.000%, 01/01/2045(Callable 01/01/2026)	440,000	469,405
		2,677,997	1.4%
Vermont
Vermont Economic Development Authority,
2.000%, 07/01/2020(Callable 07/01/2019)	650,000	647,407	0.3%
Virgin Islands
Virgin Islands Public Finance Authority,
5.000%, 09/01/2020	400,000	427,052	0.2%
Virginia
City of Petersburg VA,
4.000%, 11/01/2025(Callable 11/01/2022)	500,000	527,725
Virginia College Building Authority,
0.920%, 11/01/2036(Callable 10/02/2017)(1)	500,000	500,000
		1,027,725	0.5%
Washington
Central Puget Sound Regional Transit Authority,
1.640%, 11/01/2045 (SIFMA Municipal Swap Index + 0.700%)(Callable 05/01/2018)(Mandatory Tender Date 11/01/2018)(2)	250,000	250,723
City of Tacoma WA:
5.000%, 12/01/2026(Callable 06/01/2026)	360,000	436,554
5.000%, 12/01/2027(Callable 06/01/2026)	400,000	480,188
State of Washington,
5.000%, 02/01/2038(Callable 02/01/2024)	645,000	743,298
Washington Biomedical Research Properties 3.2,
5.000%, 01/01/2037(Callable 07/01/2025)	75,000	86,979
Washington State Housing Finance Commission,
3.700%, 12/01/2034(Callable 06/01/2025)	365,000	371,997
		2,369,739	1.2%

Wisconsin
Baraboo Community Development Authority,
3.500%, 03/01/2019(Callable 03/01/2018)	500,000	502,695
Public Finance Authority:
4.000%, 12/01/2020	650,000	648,446
3.000%, 11/15/2022(Callable 11/15/2018)	750,000	759,090
State of Wisconsin,
5.000%, 05/01/2029(Callable 05/01/2024)	350,000	412,521
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038(Callable 04/01/2023)	640,000	712,275
Waukesha Housing Authority,
1.860%, 12/01/2042(Callable 10/25/2017)(Optional Put Date 10/06/2017)(1)	230,000	230,000
West Allis West Milwaukee School District,
3.000%, 04/01/2019	130,000	129,642
Wisconsin Center District:
5.250%, 12/15/2023	175,000	200,902
0.000%, 12/15/2027	20,000	14,570
5.250%, 12/15/2027	75,000	89,253
5.000%, 12/15/2028(Callable 06/15/2026)	135,000	159,847
5.000%, 12/15/2030(Callable 12/15/2022)	395,000	428,792
Wisconsin Health & Educational Facilities Authority:
5.000%, 07/01/2023	165,000	185,716
5.000%, 07/01/2024	250,000	285,227
5.000%, 07/01/2026(Callable 07/01/2024)	50,000	56,454
4.000%, 07/15/2028(Callable 07/15/2021)	170,000	173,041
5.000%, 08/15/2028(Callable 08/15/2023)	1,000,000	1,142,050
5.000%, 12/15/2030(Callable 12/15/2024)	360,000	408,542
5.125%, 04/15/2031(Callable 04/15/2023)	350,000	392,966
5.000%, 09/15/2037(Callable 09/15/2022)	350,000	372,845
5.250%, 10/15/2039(Callable 10/15/2021)	360,000	391,266
Wisconsin Housing & Economic Development Authority:
4.550%, 07/01/2037(Callable 07/01/2022)	165,000	169,569
4.700%, 07/01/2047(Callable 07/01/2022)	90,000	92,144
		7,957,853	4.1%
Total Municipal Bonds (Cost $184,802,443)		186,906,795	97.3%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.95% (5)	7,129,292	7,129,292
Total Short-Term Investments (Cost $7,129,292)		7,129,292	3.7%
Total Investments (Cost $191,931,735)		194,036,087	101.0%
Liabilities in Excess of Other Assets		(2,001,496)	(1.0)%
TOTAL NET ASSETS		$192,034,591	100.0%

Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
ETM	Escrowed to Maturity
PSF	Texas Permanent School Fund
Q-SBLF	Qualified School Building Loan Fund

(1)	Variable rate security. The rate reported is the rate in effect as of September 30, 2017.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2017.
(3)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2017, the value of these securities total $627,569, which represents 0.33% of total net assets.

(4)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(5)	7-Day Yield
(6)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, September 30, 2017 (Unaudited)
Summary of Fair Value Exposure at September 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require  additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during  the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Municipal Bonds
Municipal Bonds	$–	$186,906,795	$–	$186,906,795
Total Municipal Bonds	–	186,906,795	–	186,906,795

Short-Term Investment
Money Market Mutual Fund	7,129,292	–	–	7,129,292
Total Short-Term Investment	7,129,292	–	–	7,129,292

Total Investments	$7,129,292	$186,906,795	$–	$194,036,087

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird LargeCap Fund
Schedule of Investments, September 30, 2017 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets
Aerospace & Defense
The Boeing Co.	5,172	$1,314,774	3.1%
Huntington Ingalls Industries, Inc.	600	135,864	0.3%
		1,450,638	3.4%
Airlines
Alaska Air Group, Inc.	7,411	565,237	1.3%
American Airlines Group, Inc.	15,870	753,666	1.8%
Delta Air Lines, Inc.	6,346	306,004	0.7%
Southwest Airlines Co.	2,494	139,614	0.3%
United Continental Holdings, Inc. *	1,945	118,412	0.3%
		1,882,933	4.4%
Auto Components
The Goodyear Tire & Rubber Co.	5,026	167,114	0.4%
Lear Corp.	3,811	659,608	1.5%
		826,722	1.9%
Automobiles
Fiat Chrysler Automobiles NV * f	9,173	164,289	0.4%
General Motors Co.	2,403	97,033	0.2%
Harley-Davidson, Inc.	13,601	655,704	1.5%
		917,026	2.1%
Banks
Citigroup, Inc.	6,642	483,139	1.1%
Fifth Third Bancorp	24,971	698,688	1.7%
J.P. Morgan Chase & Co.	9,066	865,894	2.0%
U.S. Bancorp	4,207	225,453	0.5%
		2,273,174	5.3%
Beverages
The Coca-Cola Co.	1,725	77,642	0.2%
PepsiCo, Inc.	10,074	1,122,546	2.6%
		1,200,188	2.8%
Biotechnology
AbbVie, Inc.	15,400	1,368,444	3.2%
Amgen, Inc.	6,200	1,155,990	2.7%
Biogen, Inc. *	473	148,106	0.3%
Celgene Corp. *	1,478	215,522	0.5%
Gilead Sciences, Inc.	2,680	217,133	0.5%
United Therapeutics Corp. *	432	50,626	0.1%
		3,155,821	7.3%
Capital Markets
Ameriprise Financial, Inc.	4,693	696,957	1.6%
MSCI, Inc.	8,425	984,883	2.3%
		1,681,840	3.9%
Chemicals
Celanese Corp. - Series A	3,271	341,067	0.8%
Chemours Co.	6,319	319,804	0.8%
LyondellBasell Industries NV - Class A f	4,513	447,013	1.0%
		1,107,884	2.6%
Communications Equipment
Cisco Systems, Inc.	13,769	463,051	1.1%
F5 Networks, Inc. *	5,146	620,402	1.4%
Juniper Networks, Inc.	2,128	59,222	0.1%
		1,142,675	2.6%
Consumer Finance
Ally Financial, Inc.	9,022	218,874	0.5%
American Express Co.	13,698	1,239,121	2.9%
Capital One Financial Corp.	2,726	230,783	0.6%
Discover Financial Services	14,847	957,335	2.2%
Synchrony Financial	6,990	217,039	0.5%
		2,863,152	6.7%
Containers & Packaging
International Paper Co.	3,104	176,369	0.4%
Packaging Corp of America	3,358	385,096	0.9%
		561,465	1.3%

Electrical Equipment
Emerson Electric Co.	3,194	200,711	0.5%
Rockwell Automation, Inc.	3,092	551,025	1.3%
		751,736	1.8%
Electronic Equipment, Instruments & Components
Corning, Inc.	7,775	232,628	0.5%
Flex Ltd. * f	12,900	213,753	0.5%
		446,381	1.0%
Food & Staples Retailing
Kroger Co./ The	19,281	386,777	0.9%
Sysco Corp.	7,284	392,972	0.9%
Wal-Mart Stores, Inc.	8	625	0.0%
		780,374	1.8%
Food Products
Archer-Daniels-Midland Co.	1,960	83,320	0.2%
Gas Utilities
UGI Corp.	4,983	233,503	0.5%
Health Care Equipment & Supplies
Hologic, Inc. *	4,676	171,562	0.4%
ResMed, Inc.	5,250	404,040	0.9%
		575,602	1.3%
Health Care Providers & Services
DaVita, Inc.*	8,330	494,719	1.2%
McKesson Corp.	2,133	327,650	0.8%
WellCare Health Plans, Inc. *	1,228	210,897	0.5%
		1,033,266	2.5%
Hotels, Restaurants & Leisure
Wyndham Worldwide Corp.	6,554	690,857	1.6%
Wynn Resorts Ltd.	2,370	352,941	0.8%
		1,043,798	2.4%
Household Products
Kimberly-Clark Corp.	553	65,077	0.2%
Spectrum Brands Holdings, Inc.	582	61,646	0.1%
		126,723	0.3%
Insurance
The Progressive Corp.	1,779	86,139	0.2%
Internet Software & Services
Alphabet, Inc. - Class A *	728	708,868	1.7%
eBay, Inc. *	2,571	98,881	0.2%
		807,749	1.9%
IT Services
Alliance Data Systems Corp.	2,874	636,735	1.5%
International Business Machines Corp.	340	49,327	0.1%
The Western Union Co.	11,945	229,344	0.5%
		915,406	2.1%
Leisure Products
Hasbro, Inc.	1,987	194,070	0.5%
Life Sciences Tools & Services
Waters Corp. *	2,773	497,809	1.2%
Machinery
Cummins, Inc.	1,539	258,598	0.6%
Deere & Co.	752	94,444	0.2%
WABCO Holdings, Inc. *	600	88,800	0.2%
		441,842	1.0%
Mortgage Real Estate Investment Trust (REIT)
AGNC Investment Corp.	2,713	58,818	0.2%
Multiline Retail
Nordstrom, Inc.	1,374	64,784	0.2%
Multi-Utilities
CenterPoint Energy, Inc.	16,132	471,216	1.1%
Oil, Gas & Consumable Fuels
Andeavor	4,953	510,902	1.2%
Marathon Petroleum Corp.	3,847	215,740	0.5%
Valero Energy Corp.	10,091	776,300	1.8%
		1,502,942	3.5%
Pharmaceuticals
Bristol-Myers Squibb Co.	971	61,892	0.1%
Jazz Pharmaceuticals PLC * f	3,000	438,750	1.0%
Johnson & Johnson	500	65,005	0.2%
Merck & Co., Inc.	2,670	170,960	0.4%
		736,607	1.7%

Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	2,463	212,237	0.5%
Intel Corp.	8,292	315,759	0.8%
Lam Research Corp. *	550	101,772	0.3%
Microchip Technology, Inc.	2,500	224,450	0.5%
Micron Technology, Inc. *	13,495	530,758	1.2%
QUALCOMM Incorporated	3,753	194,556	0.5%
Xilinx, Inc.	11,086	785,221	1.8%
		2,364,753	5.6%
Software
Cadence Design System, Inc. *	5,801	228,966	0.5%
Citrix Systems, Inc. *	4,910	377,186	0.9%
Microsoft Corp.	16,302	1,214,336	2.8%
Oracle Corp.	5,100	246,585	0.6%
VMware, Inc. - Class A *	7,048	769,571	1.8%
		2,836,644	6.6%
Specialty Retail
Best Buy Co., Inc.	10,000	569,600	1.3%
Technology Hardware, Storage & Peripherals
Apple, Inc.	10,489	1,616,565	3.8%
NetApp, Inc.	13,980	611,765	1.4%
Seagate Technology PLC f	22,060	731,730	1.7%
		2,960,060	6.9%
Textiles, Apparel & Luxury Goods
Hanesbrands, Inc.	5,837	143,824	0.3%
Trading Companies & Distributors
United Rentals, Inc. *	1,853	257,085	0.6%
Wireless Telecommunication Services
T-Mobile US, Inc. *	5,877	362,376	0.8%
Total Common Stocks
(Cost $32,091,480)		39,409,945	91.8%
Contingent Value Rights
Contingent Value Rights
Safeway CASA LEY CVR * ^ †	2,216	2,249	0.0%
Safeway PDC LLC CVR * ^ †	2,216	1	0.0%
Total Contingent Value Rights (Cost $0)		2,250	0.0%
Exchange Traded Funds
Exchange Traded Funds
SPDR S&P Oil & Gas Exploration & Production ETF	11,320	385,899	0.9%
Vanguard Financials ETF	12,539	819,549	1.9%
Utilities Select Sector Spdr	3,848	204,136	0.5%
Total Exchange Traded Funds
(Cost $1,269,973)		1,409,584	3.3%
Short-Term Investment
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.95% «	2,110,991	2,110,991	4.9%
Total Short-Term Investment
(Cost $2,110,991)		2,110,991	4.9%
Total Investments
(Cost $35,472,444)		42,932,770	100.0%
Other Assets in Excess of Liabilities		16,182	0.0%
TOTAL NET ASSETS		$42,948,952	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
^	Illiquid Security
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors. See Summary of Fair Value Exposure.
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird LargeCap Fund
Schedule of Investments, September 30, 2017 (Unaudited)
Summary of Fair Value Exposure at September 30, 2017 (Unaudited)

 The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds’ financial statements. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$39,409,945	$-	$-	$39,409,945
Total Equity	39,409,945	-	-	39,409,945

Contingent Value Rights
Contingent Value Rights	-	-	2,250	2,250
Total Contingent Value Rights	-	-	2,250	2,250

Exchange Traded Funds
Exchange Traded Funds	1,409,584	-	-	1,409,584
Total Exchange Traded Funds	1,409,584	-	-	1,409,584

Short-Term Investment
Money Market Mutual Fund	2,110,991	-	-	2,110,991
Total Short-Term Investment	2,110,991	-	-	2,110,991

Total Investments*	$42,930,520	$-	$2,250	$42,932,770

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. Two securities with a fair value of $2,250 are priced at fair value by the Valuation Committee instead of the Fund’s pricing vendor and are valued using level 3 inputs. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
Description	Investments in Securities
Balance as of December 31, 2016	$2,357
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(107)
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2017	$2,250

* Transfers between levels are recognized at the end of the reporting period.

Baird MidCap Fund
Schedule of Investments, September 30, 2017 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets
Aerospace & Defense
Mercury Systems, Inc. *	283,901	$14,728,784	1.1%
Banks
East West Bancorp, Inc.	456,325	27,279,108	2.0%
First Republic Bank/CA	230,993	24,129,529	1.8%
		51,408,637	3.8%
Beverages
Dr. Pepper Snapple Group, Inc.	293,960	26,006,641	1.9%
Building Products
AO Smith Corp.	552,303	32,823,367	2.4%
Fortune Brands Home & Security, Inc.	290,384	19,522,517	1.5%
		52,345,884	3.9%
Capital Markets
Affiliated Managers Group, Inc.	151,563	28,771,205	2.1%
MarketAxess Holdings, Inc.	68,926	12,717,536	1.0%
		41,488,741	3.1%
Chemicals
Albemarle Corp.	186,288	25,392,917	1.9%
Distributors
LKQ Corp. *	468,994	16,879,094	1.3%
Pool Corp.	229,503	24,825,340	1.8%
		41,704,434	3.1%
Electrical Equipment
Acuity Brands, Inc.	66,318	11,358,947	0.9%
Rockwell Automation, Inc.	120,863	21,538,995	1.6%
		32,897,942	2.5%
Electronic Equipment, Instruments & Components
CDW Corp.	376,598	24,855,468	1.8%
Trimble Navigation Ltd. *	575,327	22,581,585	1.7%
		47,437,053	3.5%
Food & Staples Retailing
Casey’s General Stores, Inc.	134,499	14,720,916	1.1%
Health Care Equipment & Supplies
The Cooper Cos., Inc.	80,029	18,975,676	1.4%
Edwards Lifesciences Corp. *	271,233	29,648,479	2.2%
IDEXX Laboratories, Inc. *	79,059	12,292,884	0.9%
		60,917,039	4.5%
Health Care Providers & Services
Acadia Healthcare Co., Inc. *	398,506	19,032,647	1.4%
Henry Schein, Inc.*	271,978	22,299,476	1.7%
		41,332,123	3.1%
Health Care Technology
Veeva Systems, Inc. *	211,996	11,958,694	0.9%
Hotels, Restaurants & Leisure
Dominos Pizza, Inc.	105,438	20,934,715	1.6%
Vail Resorts, Inc.	103,128	23,525,559	1.7%
		44,460,274	3.3%
Internet Software & Services
GrubHub, Inc. *	238,445	12,556,514	0.9%
IT Services
Alliance Data Systems Corp.	62,965	13,949,895	1.0%
Broadridge Financial Solutions, Inc.	349,845	28,274,473	2.1%
EPAM Systems, Inc. *	288,001	25,323,928	1.9%
Euronet Worldwide, Inc. *	295,825	28,041,252	2.1%
Fiserv, Inc. *	222,204	28,655,428	2.1%
Gartner, Inc. *	236,656	29,442,373	2.2%
		153,687,349	11.4%
Leisure Products
Hasbro, Inc.	249,325	24,351,573	1.8%
Life Sciences Tools & Services
ICON PLC * f	232,485	26,475,392	2.0%
Illumina, Inc. *	136,958	27,282,033	2.0%
		53,757,425	4.0%

Machinery
Fortive Corp.	386,356	27,350,141	2.0%
Graco, Inc.	194,112	24,009,713	1.8%
The Middleby Corp. *	193,961	24,859,981	1.9%
Oshkosh Truck Corporation	362,512	29,921,741	2.2%
WABCO Holdings, Inc. *	194,483	28,783,484	2.2%
		134,925,060	10.1%
Media
Cable One, Inc.	42,250	30,509,570	2.3%
Multiline Retail
Burlington Stores, Inc. *	275,110	26,262,001	1.9%
Dollar General Corp.	257,821	20,896,392	1.6%
Ollie’s Bargain Outlet Holdings, Inc. *	479,128	22,231,539	1.7%
		69,389,932	5.2%
Oil, Gas & Consumable Fuels
Diamondback Energy, Inc. *	312,217	30,584,777	2.3%
Pharmaceuticals
Jazz Pharmaceuticals PLC * f	85,766	12,543,278	0.9%
Professional Services
Verisk Analytics, Inc. *	249,253	20,735,357	1.6%
Road & Rail
J.B. Hunt Transport Services, Inc.	170,192	18,904,927	1.4%
Semiconductors & Semiconductor Equipment
Microchip Technology, Inc.	307,000	27,562,460	2.1%
Monolithic Power Systems, Inc.	220,562	23,500,881	1.7%
		51,063,341	3.8%
Software
Blackbaud, Inc.	172,875	15,178,425	1.1%
Red Hat, Inc. *	138,595	15,364,642	1.1%
ServiceNow, Inc. *	220,192	25,879,166	1.9%
Synopsys, Inc. *	291,573	23,480,373	1.8%
Tyler Technologies, Inc. *	150,966	26,316,393	2.0%
The Ultimate Software Group, Inc. *	111,623	21,163,721	1.6%
		127,382,720	9.5%
Textiles, Apparel & Luxury Goods
Lululemon Athletica, Inc. *	327,490	20,386,253	1.5%
Trading Companies & Distributors
Fastenal Co.	456,477	20,806,222	1.5%
Univar, Inc. *	256,106	7,409,147	0.6%
Watsco, Inc.	134,722	21,699,672	1.6%
		49,915,041	3.7%
Total Common Stocks
(Cost $981,190,948)		$1,317,493,196	98.1%
Short-Term Investment
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.95% «	57,072,218	57,072,218	4.2%
Total Short-Term Investment
(Cost $57,072,218)		57,072,218	4.2%
Total Investments
(Cost $1,038,263,166)		1,374,565,414	102.3%
Liabilities in Excess of Other Assets		(30,347,550)	(2.3)%
TOTAL NET ASSETS		$1,344,217,864	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
[f]	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird MidCap Fund
Schedule of Investments, September 30, 2017 (Unaudited)
Summary of Fair Value Exposure at September 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require  additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Fund’s financial statements. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$1,317,493,196	$-	$-	1,317,493,196
Total Equity	1,317,493,196	-	-	1,317,493,196

Short-Term Investment
Money Market Mutual Fund	57,072,218	-	-	57,072,218
Total Short-Term Investment	57,072,218	-	-	57,072,218

Total Investments*	$1,374,565,414	$-	$-	$1,374,565,414

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird Small/Mid Cap Value Fund
 Schedule of Investments, September 30, 2017 (Unaudited)

Common Stocks			% of
	Shares	Value	Net Assets
Aerospace & Defense
Hexcel Corp. *	5,918	$339,812	2.5%
Rockwell Collins, Inc.	2,466	322,331	2.3%
		662,143	4.8%
Air Freight & Logistics
Air Transport Services Group, Inc. *	15,904	387,103	2.8%
Atlas Air Worldwide Holdings, Inc. *	4,136	272,149	1.9%
		659,252	4.7%
Auto Components
Motorcar Parts of America, Inc. *	9,863	290,564	2.1%
Banks
Hilltop Holdings, Inc. *	9,308	242,008	1.7%
Capital Markets
Diamond Hill Investment Group, Inc.	1,171	248,662	1.8%
Commercial Services & Supplies
Deluxe Corp.	3,575	260,832	1.9%
Construction & Engineering
Quanta Services, Inc. *	10,295	384,724	2.8%
Distributors
LKQ Corp. *	7,952	286,192	2.1%
Electric Utilities
Alliant Energy Corp.	6,411	266,505	1.9%
Pinnacle West Capital Corp.	3,760	317,946	2.3%
		584,451	4.2%
Electronic Equipment, Instruments & Components
Belden, Inc.	3,390	272,997	2.0%
Dolby Laboratories, Inc. - Class A	4,878	280,582	2.0%
		553,579	4.0%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	7,089	347,928	2.5%
CyrusOne, Inc.	4,932	290,643	2.1%
Healthcare Trust of America, Inc.	14,733	439,044	3.2%
LTC Properties, Inc.	6,843	321,484	2.3%
Physicians Realty Trust	18,802	333,359	2.4%
		1,732,458	12.5%
Food Products
Lamb Weston Holdings, Inc.	7,027	329,496	2.4%
Health Care Equipment & Supplies
ICU Medical, Inc. *	2,342	435,261	3.1%
Health Care Providers & Services
Laboratory Corp. of America Holdings *	2,158	325,793	2.3%
Household Durables
ZAGG, Inc. *	33,719	531,075	3.8%
Household Products
Orchids Paper Products Co.	8,630	121,510	0.9%
Independent Power and Renewable Electricity Producers
Algonquin Power & Utilities Corp. f	30,632	323,780	2.3%
Insurance
American Financial Group, Inc.	4,438	459,111	3.3%
Atlas Financial Holdings, Inc. * f	15,411	291,268	2.1%
		750,379	5.4%
Internet Software & Services
j2 Global, Inc.	4,500	332,460	2.4%
Stamps.com, Inc. *	2,404	487,170	3.5%
VeriSign, Inc. *	2,589	275,444	2.0%
		1,095,074	7.9%
Mortgage Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc. - Class A	10,973	340,382	2.5%

Pharmaceuticals
Jazz Pharmaceuticals PLC * f	1,233	180,326	1.3%
Semiconductors & Semiconductor Equipment
Cypress Semiconductor Corp.	27,000	405,540	2.9%
Integrated Device Technology, Inc. *	9,846	261,707	1.9%
Silicon Motion Technology Corp. - ADR f	8,322	399,706	2.9%
Skyworks Solutions, Inc.	2,589	263,819	1.9%
		1,330,772	9.6%
Thrifts & Mortgage Finance
Bofi Holding, Inc. *	7,397	210,593	1.5%
Meta Financial Group, Inc.	6,658	521,987	3.8%
NMI Holdings, Inc. - Class A *	22,685	281,294	2.0%
		1,013,874	7.3%
Wireless Telecommunication Services
Boingo Wireless, Inc. *	35,826	765,602	5.5%
Total Common Stocks
(Cost $11,033,467)		13,448,189	96.9%
Short-Term Investment
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class 0.95% «	417,778	417,778	3.0%
Total Short-Term Investment
(Cost $417,778)		417,778	3.0%
Total Investments
(Cost $11,451,245)		13,865,967	99.9%
Other Assets in Excess of Liabilities		20,258	0.1%
TOTAL NET ASSETS		$13,886,225	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield
ADR	American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird Small/Mid Cap Value Fund
Schedule of Investments, September 30, 2017 (Unaudited)

Summary of Fair Value Exposure at September 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require  additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during  the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Fund’s financial statements. The fair value hierarchy is organized into three levels based upon the assumptions  (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or  liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$13,448,189	$-	$-	$13,448,189
Total Equity	13,448,189	-	-	13,448,189

Short-Term Investment
Money Market Mutual Fund	$417,778	-	-	$417,778
Total Short-Term Investment	417,778	-	-	417,778

Total Investments*	$13,865,967	$-	$-	$13,865,967

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird SmallCap Value Fund
 Schedule of Investments September 30, 2017 (Unaudited)

Common Stocks			% of
	Shares	Value	Net Assets
Aerospace & Defense
Hexcel Corp. *	12,625	$724,928	2.2%
Air Freight & Logistics
Air Transport Services Group, Inc. *	38,031	925,674	2.8%
Atlas Air Worldwide Holdings, Inc. *	9,771	642,932	1.9%
		1,568,606	4.7%
Auto Components
LCI Industries	6,702	776,427	2.3%
Motorcar Parts of America, Inc. *	28,679	844,883	2.6%
		1,621,310	4.9%
Banks
Hilltop Holdings, Inc. *	22,444	583,544	1.7%
Biotechnology
Eagle Pharmaceuticals, Inc. *	7,793	464,775	1.4%
Building Products
Patrick Industries, Inc. *	10,443	878,256	2.6%
Capital Markets
Diamond Hill Investment Group, Inc.	2,806	595,854	1.8%
Commercial Services & Supplies
Deluxe Corp.	9,975	727,776	2.2%
Construction & Engineering
Quanta Services, Inc. *	25,406	949,422	2.9%
Electic Utilities
Alliant Energy Corp.	24,938	1,036,673	3.1%
Electronic Equipment, Instruments & Components
Belden, Inc.	8,105	652,696	2.0%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	19,483	956,226	2.9%
CyrusOne, Inc.	12,002	707,278	2.1%
Healthcare Trust of America, Inc.	35,693	1,063,651	3.2%
LTC Properties, Inc.	20,730	973,895	3.0%
Physicians Realty Trust	43,642	773,773	2.3%
		4,474,823	13.5%
Food Products
Lamb Weston Holdings, Inc.	17,301	811,244	2.4%
Health Care Equipment & Supplies
ICU Medical, Inc. *	7,326	1,361,537	4.1%
Household Durables
ZAGG, Inc. *	115,184	1,814,148	5.5%
Household Products
Orchids Paper Products Co.	29,770	419,162	1.3%
Independent Power and Renewable Electricity Producers
Algonquin Power & Utilities Corp. f	62,813	663,933	2.0%
Insurance
Atlas Financial Holdings, Inc. * f	50,656	957,398	2.9%
Internet Software & Services
j2 Global, Inc.	11,534	852,132	2.6%
Stamps.com, Inc. *	5,767	1,168,682	3.5%
		2,020,814	6.1%
Mortgage Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc. - Class A	23,380	725,247	2.2%
Capstead Mortgage Corp.	81,829	789,650	2.4%
		1,514,897	4.6%
Semiconductors & Semiconductor Equipment
Cypress Semiconductor Corp.	65,775	987,941	3.0%
Integrated Device Technology, Inc. *	23,137	614,981	1.8%
Silicon Motion Technology Corp. - ADR f	19,483	935,769	2.8%
		2,538,691	7.6%
Thrifts & Mortgage Finance
Bofi Holding, Inc. *	31,173	887,495	2.6%
Capitol Federal Financial, Inc.	20,886	307,024	0.9%
Meta Financial Group, Inc.	15,586	1,221,943	3.7%
NMI Holdings, Inc. *	52,994	657,126	2.0%
		3,073,588	9.2%

Water Utilities
Connecticut Water Service, Inc.	11,690	693,217	2.1%
Wireless Telecommunication Services
Boingo Wireless, Inc. *	86,972	1,858,592	5.6%
Total Common Stocks
(Cost $23,358,029)		32,005,884	96.4%
Short-Term Investment
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.95% «	1,129,443	1,129,443	3.4%
Total Short-Term Investment
(Cost $1,129,443)		1,129,443	3.4%
Total Investments
(Cost $24,487,472)		33,135,327	99.8%
Other Assets in Excess of Liabilities		55,226	0.2%
TOTAL NET ASSETS		$33,190,553	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield
ADR       - American Depositary Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird SmallCap Value Fund
Schedule of Investments, September 30, 2017 (Unaudited)

Summary of Fair Value Exposure at September 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require  additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during  the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds’ financial statements. The fair value hierarchy is organized into three levels based upon the assumptions  (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or  liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$32,005,884	$-	$-	$32,005,884
Total Equity	32,005,884	-	-	32,005,884

Short-Term Investment
Money Market Mutual Fund	1,129,443	-	-	1,129,443
Total Short-Term Investment	1,129,443	-	-	1,129,443

Total Investments*	$33,135,327	$-	$-	$33,135,327

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Chautauqua International Growth Fund
Schedule of Investments, September 30, 2017 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets

Apparel, Accessories & Luxury Goods
Lululemon Athletica, Inc. (Canada) *	13,374	$832,532	1.2%
Application Software
Dassault Systemes (France) ^	13,019	1,317,161
Temenos Group AG (Switzerland) ^	18,714	1,911,434
		3,228,595	4.9%
Asset Management & Custody Banks
CI Financial Corp. (Canada) *	28,667	626,987
Hargreaves Lansdown PLC (United Kingdom) ^	35,511	704,652
Julius Baer Group Ltd. (Switzerland) ^	46,354	2,750,652
		4,082,291	6.2%
Automobile Manufacturers
BYD Co Ltd. (China) ^	239,533	2,271,898	3.4%
Biotechnology
Genmab A/S (Denmark) * ^	11,466	2,535,646	3.8%
Cable & Satellite
Naspers Ltd. (South Africa) ^	7,387	1,596,868	2.4%
Commercial Printing
Novus Holdings Ltd. (South Africa) ^	2,555	1,224	0.0%
Data Processing & Outsourced Services
Wirecard AG (Germany) ^	44,610	4,086,658	6.1%
Diversified Banks
DBS Group Holdings Ltd. (Singapore) ^	108,659	1,672,704
The Toronto-Dominion Bank (Canada) *	32,513	1,830,525
		3,503,229	5.2%
Electronic Equipment & Instruments
Keyence Corp. (Japan) ^	6,104	3,246,522	4.9%
Health Care Distributors
Sinopharm Group Co. Ltd. (China) ^	89,781	397,684	0.6%
Household Products
Reckitt Benckiser Group PLC (United Kingdom) ^	14,255	1,302,450	2.0%
Insurance Brokers
BB Seguridade Participacoes SA (Brazil)	57,545	517,826	0.8%
Internet Retail
Alibaba Group Holding Ltd. - ADR (China) *	6,263	1,081,683
Ctrip.com International Ltd. - ADR (China) *	18,596	980,753
		2,062,436	3.1%
Internet Software & Services
LINE Corp. (Japan) * ^	71,588	2,588,876
LINE Corp. - ADR (United States) *	17,299	626,224
		3,215,100	4.8%
Life & Health Insurance
AIA Group Ltd. (Hong Kong) ^	335,969	2,487,280	3.7%
Oil & Gas Equipment & Services
Core Laboratories NV (Netherlands)	19,178	1,892,869	2.8%

Oil & Gas Exploration & Production
Eni SpA (Italy) ^	148,025	2,451,533
Encana Corp. (United States)	75,618	890,265
		3,341,798	5.0%
Personal Products
Amorepacific Corp. (Republic of Korea) ^	8,368	1,899,577	2.8%
Pharmaceuticals
Allergan PLC (Ireland)	7,671	1,572,171
Novo Nordisk A/S - ADR (Denmark)	55,712	2,682,532
Roche Holding AG (Switzerland) ^	4,194	1,072,071
		5,326,774	8.0%
Professional Services
Recruit Holdings Co. Ltd. (Japan) ^	82,006	1,775,715	2.7%
Regional Banks
HDFC Bank Ltd. - ADR (India)	29,738	2,865,851	4.3%
Research & Consulting Services
Nielsen Holdings PLC (United Kingdom)	43,732	1,812,691	2.7%
Semiconductor Equipment
ASML Holding NV (Netherlands)	23,616	4,043,059	6.1%
Semiconductors
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	55,624	2,088,681	3.1%
Total Common Stocks (Cost $51,017,481)		60,415,254	90.6%

Short-Term Investment
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.95% «	5,938,963	5,938,963	8.9%
Total Short-Term Investment (Cost $5,938,963)		5,938,963	8.9%
Total Investments (Cost $56,956,444)		66,354,217	99.5%
Other Assets in Excess of Liabilities		333,639	0.5%
TOTAL NET ASSETS		$66,687,856	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
«	7-Day Yield
^	Fair Valued Security
ADR	American Depositary Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).

GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chautauqua International Growth Fund
Schedule of Investments, September 30, 2017 (Unaudited)

Summary of Fair Value Exposure at September 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Fund’s financial statements. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$24,344,649	$36,070,605	$–	$60,415,254
Total Equity	24,344,649	36,070,605	–	60,415,254

Short-Term Investment
Money Market Mutual Fund	5,938,963	–	–	5,938,963
Total Short-Term Investment	–	–	–	5,938,963

Total Investments*	$30,283,612	$36,070,605	$–	$66,354,217

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Chautauqua Global Growth Fund
Schedule of Investments, September 30, 2017 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets

Apparel, Accessories & Luxury Goods
Lululemon Athletica, Inc. (Canada) *	3,057	$190,298	1.2%
Apparel Retail
The TJX Cos, Inc. (United States)	2,052	151,294	1.0%
Application Software
Dassault Systemes (France) ^	1,488	150,544
Temenos Group AG (Switzerland) ^	4,549	464,632
		615,176	4.0%
Asset Management & Custody Banks
CI Financial Corp. (Canada) *	6,710	146,757
Hargreaves Lansdown PLC (United Kingdom) ^	8,284	164,381
Julius Baer Group Ltd. (Switzerland) ^	8,685	515,369
		826,507	5.3%
Automobile Manufacturers
BYD Co Ltd. (China) ^	34,157	323,969	2.1%
Biotechnology
Celgene Corp. (United States) *	3,580	522,035
Genmab A/S (Denmark) * ^	1,397	308,938
Incyte Corp. (United States) *	2,167	252,976
Regeneron Pharmaceuticals, Inc. (United States) *	672	300,465
		1,384,414	9.0%
Cable & Satellite
Naspers Ltd. (South Africa) ^	1,582	341,985	2.2%
Commercial Printing
Novus Holdings Ltd. (South Africa) ^	547	262	0.0%
Data Processing & Outsourced Services
Wirecard AG (Germany) ^	7,640	699,890	4.5%
Diversified Banks
The Toronto-Dominion Bank (Canada) *	4,763	268,163	1.7%
Electronic Equipment & Instruments
Coherent, Inc. (United States) *	543	127,697
Keyence Corp. (Japan) ^	869	462,193
Universal Display Corp. (United States)	1,195	153,976
		743,866	4.8%
Health Care Distributors
Sinopharm Group Co. Ltd. (China) ^	47,232	209,214	1.3%
Household Products
Reckitt Benckiser Group PLC (United Kingdom) ^	1,335	121,976	0.8%
Internet Retail
Alibaba Group Holding Ltd. - ADR (China) *	1,768	305,351
Amazon.com, Inc. (United States) *	214	205,729
Ctrip.com International Ltd. - ADR (China) *	4,349	229,366
Priceline.com, Inc. (United States) *	88	161,112
		901,558	5.8%

Internet Software & Services
Alphabet, Inc. - Class A (United States) *	389	378,778
LINE Corp. (Japan) * ^	7,951	287,536
LINE Corp. - ADR (United States) *	3,960	143,352
Salesforce.com, Inc. (United States) *	1,515	141,531
		951,197	6.1%
IT Consulting & Other Services
MasterCard, Inc. - Class A (United States)	4,435	626,222	4.0%
Life & Health Insurance
AIA Group Ltd. (Hong Kong) ^	47,720	353,286	2.3%
Life Sciences Tools & Services
Illumina, Inc. (United States) *	1,463	291,430	1.9%
Oil & Gas Equipment & Services
Core Laboratories NV (Netherlands)	1,237	122,092	0.8%
Oil & Gas Exploration & Production
Antero Resources Corp. (United States) *	11,958	237,964
Eni SpA (Italy) ^	17,597	291,435
Pioneer Natural Resources Co. (United States)	2,758	406,915
		936,314	6.0%
Other Diversified Financial Services
The Charles Schwab Corp. (United States)	12,081	528,423	3.4%
Personal Products
Amorepacific Corp. (Republic of Korea) ^	830	188,414	1.2%
Pharmaceuticals
Allergan PLC (Ireland)	1,061	217,452
Novo Nordisk A/S - ADR (Denmark)	6,887	331,609
Roche Holding AG (Switzerland) ^	306	78,220
		627,281	4.0%
Professional Services
Recruit Holdings Co Ltd. (Japan) ^	20,972	454,117	2.9%
Regional Banks
HDFC Bank Ltd. - ADR (India)	4,026	387,986
SVB Financial Group (United States) *	2,278	426,191
		814,177	5.2%
Research & Consulting Services
Nielsen Holdings PLC (United Kingdom)	3,386	140,350	0.9%
Semiconductor Equipment
ASML Holding NV (Netherlands)	1,146	196,195	1.3%
Semiconductors
NVIDIA Corp. (United States)	2,779	496,802
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	3,848	144,492
		641,294	4.1%
Systems Software
Adobe Systems, Inc. (United States) *	1,908	284,635
Palo Alto Networks, Inc. (United States) *	1,703	245,402
Red Hat, Inc. (United States) *	1,581	175,270
		705,307	4.5%
Total Common Stocks (Cost $11,827,770)		14,354,671	92.3%

Short-Term Investment
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.95% «	1,158,342	1,158,342	7.5%
Total Short-Term Investment (Cost $1,158,342)		1,158,342	7.5%
Total Investments (Cost $12,986,112)		15,513,013	99.8%
Other Assets in Excess of Liabilities		29,176	0.2%
TOTAL NET ASSETS		$15,542,189	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
«	7-Day Yield
^	Fair Valued Security
ADR	American Depositary Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).

GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chautauqua Global Growth Fund
Schedule of Investments, September 30, 2017 (Unaudited)

Summary of Fair Value Exposure at September 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Fund’s financial statements. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$8,938,310	$5,416,361	$–	$14,354,671
Total Equity	8,938,310	5,416,361	–	14,354,671

Short-Term Investment
Money Market Mutual Fund	1,158,342	–	–	1,158,342
Total Short-Term Investment	1,158,342	–	–	1,158,342

Total Investments*	$10,096,652	$5,416,361	$–	$15,513,013

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

The cost basis of each Fund’s portfolio for federal income tax purposes at September 30, 2017 was as follows (1):

	Baird Ultra Short Bond Fund	Baird Short-Term Bond Fund	Baird Intermediate Bond Fund	Baird Aggregate Bond Fund	Baird Core Plus Bond Fund
Cost of investments	$542,392,915	$5,548,775,795	$2,844,057,372	$13,839,777,512	$15,624,725,696
Gross unrealized appreciation	$680,851	$17,435,525	$29,828,276	$205,861,461	$274,183,416
Gross unrealized depreciation	(151,965)	(8,251,990)	(15,665,815)	(69,500,847)	(91,258,624)
Net unrealized appreciation	$528,886	$9,183,535	$14,162,461	$136,360,614	$182,924,792

	Baird Short-Term Municipal Bond Fund	Baird Quality Intermediate Municipal Bond Fund	Baird Core Intermediate Municipal Bond Fund
Cost of investments	$89,690,953	$993,565,400	$191,931,735
Gross unrealized appreciation	$616,541	$34,987,358	$2,556,153
Gross unrealized depreciation	(175,918)	(2,045,778)	(451,801)
Net unrealized appreciation	$440,623	$32,941,580	$2,104,352

	Baird LargeCap Fund	Baird MidCap Fund	Baird Small/Mid Cap Value Fund
Cost of investments	$35,472,444	$1,038,263,166	$11,451,245
Gross unrealized appreciation	$8,116,946	$349,257,081	$2,632,924
Gross unrealized depreciation	(656,620)	(12,954,833)	(218,202)
Net unrealized appreciation	$7,460,326	$336,302,248	$2,414,722

	Baird SmallCap Value Fund	Chautauqua International Growth Fund (2)	Chautauqua Global Growth Fund (2)
Cost of investments	$24,487,472	$57,067,536	$12,998,706
Gross unrealized appreciation	$9,266,410	$10,426,119	$2,773,319
Gross unrealized depreciation	(618,555)	(1,028,464)	(246,445)
Net unrealized appreciation	$8,647,855	$9,397,655	$2,526,874

(1) Because tax adjustments are calculated annually, the above table do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.
(2) Represents aggregated amounts of Fund’s investments and foreign currency.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By /s/ Mary Ellen Stanek
      Mary Ellen Stanek, President

Date                             November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mary Ellen Stanek
      Mary Ellen Stanek, President

Date                             November 29, 2017

By /s/ Heidi Schneider
      Heidi Schneider, Treasurer

Date                             November 29, 2017